UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2009

Item 1. Reports to Stockholders

Spartan® Total Market Index
Spartan Extended Market Index
Spartan International Index
Funds -
Investor Class
Fidelity Advantage Class

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2009

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses

Spartan Total Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Spartan Total Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,418.40	$ .61
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,417.80	$ .43
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,481.70	$ .63
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,481.80	$ .44
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Spartan International Index
Investor Class	.10%
Actual		$ 1,000.00	$ 1,552.10	$ .64
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,552.30	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	4.2
Microsoft Corp.	1.8	1.6
Johnson & Johnson	1.5	1.7
JPMorgan Chase & Co.	1.5	1.0
Procter & Gamble Co.	1.4	1.7
International Business Machines Corp.	1.4	1.5
AT&T, Inc.	1.4	1.7
Apple, Inc.	1.3	1.0
General Electric Co.	1.3	1.1
Chevron Corp.	1.3	1.5
	16.0
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.9	16.4
Financials	16.3	11.7
Health Care	13.0	14.6
Energy	11.1	12.5
Industrials	10.2	9.5
Consumer Discretionary	9.8	8.6
Consumer Staples	9.8	11.1
Utilities	3.9	4.4
Materials	3.7	3.3
Telecommunication Services	2.9	3.5
Percentages are adjusted for the effect of futures and swap contracts, if applicable.

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (c)	21,960	$ 135,713
Amerigon, Inc. (a)(c)	19,084	121,374
ArvinMeritor, Inc. (c)	36,209	264,688
BorgWarner, Inc.	81,589	2,420,746
Cooper Tire & Rubber Co.	67,375	962,115
Dana Holding Corp. (a)	36,800	192,464
Drew Industries, Inc. (a)(c)	13,018	267,910
Exide Technologies (a)	67,099	477,074
Federal-Mogul Corp. Class A (a)	14,970	188,323
Fuel Systems Solutions, Inc. (a)(c)	16,436	550,935
Gentex Corp. (c)	122,769	1,791,200
Johnson Controls, Inc.	437,670	10,841,086
Modine Manufacturing Co.	18,795	159,194
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	18,321	14,840
Spartan Motors, Inc. (c)	9,796	53,192
Standard Motor Products, Inc. (c)	5,058	62,618
Stoneridge, Inc. (a)	3,821	20,328
Strattec Security Corp.	781	11,473
Superior Industries International, Inc. (c)	31,677	450,447
Tenneco, Inc. (a)(c)	40,482	635,567
The Goodyear Tire & Rubber Co. (a)	175,000	2,885,750
TRW Automotive Holdings Corp. (a)(c)	51,239	904,368
WABCO Holdings, Inc.	58,594	1,117,388
		24,528,793
Automobiles - 0.3%
Ford Motor Co. (a)	2,416,386	18,364,534
Harley-Davidson, Inc. (c)	165,779	3,975,380
Thor Industries, Inc. (c)	29,832	777,124
Winnebago Industries, Inc. (c)	26,601	321,872
		23,438,910
Distributors - 0.1%
Audiovox Corp. Class A (a)	4,180	29,511
Core-Mark Holding Co., Inc. (a)	4,000	114,840
Genuine Parts Co.	118,000	4,370,720
LKQ Corp. (a)	109,133	1,894,549
		6,409,620
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)(c)	19,746	684,199
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	98,500	6,384,770
Bridgepoint Education, Inc.	9,730	178,740
Brinks Home Security Holdings, Inc. (a)	29,000	906,830
Capella Education Co. (a)(c)	15,227	964,630
Career Education Corp. (a)(c)	68,000	1,615,000
Coinstar, Inc. (a)(c)	25,148	830,135
Corinthian Colleges, Inc. (a)(c)	57,826	1,108,524
CPI Corp.	2,388	43,175
DeVry, Inc. (c)	44,000	2,248,400

	Shares	Value
Grand Canyon Education, Inc.	11,221	$ 195,245
H&R Block, Inc.	250,000	4,320,000
Hillenbrand, Inc.	45,573	912,371
ITT Educational Services, Inc. (a)(c)	27,550	2,892,475
Jackson Hewitt Tax Service, Inc. (c)	41,725	233,243
K12, Inc. (a)(c)	21,701	446,824
Learning Tree International, Inc. (a)	3,821	41,878
Lincoln Educational Services Corp. (a)(c)	11,529	255,713
Matthews International Corp. Class A (c)	24,562	855,740
Nobel Learning Communities, Inc. (a)	1,000	11,100
Pre-Paid Legal Services, Inc. (c)	5,993	274,719
Princeton Review, Inc. (a)(c)	17,342	68,848
Regis Corp.	40,300	652,054
Service Corp. International (c)	165,000	1,168,200
Sotheby's Class A (ltd. vtg.)	71,779	1,138,415
Steiner Leisure Ltd. (a)(c)	12,388	411,529
Stewart Enterprises, Inc. Class A	64,820	344,194
StoneMor Partners LP	6,000	93,660
Strayer Education, Inc.	10,147	2,142,032
Universal Technical Institute, Inc. (a)	34,066	685,749
Weight Watchers International, Inc.	31,703	869,613
		32,978,005
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	14,058	116,681
Ambassadors Group, Inc.	12,856	202,868
Ameristar Casinos, Inc. (c)	11,703	194,387
Bally Technologies, Inc. (a)(c)	40,848	1,651,485
BJ's Restaurants, Inc. (a)(c)	25,297	433,844
Bluegreen Corp. (a)	13,016	37,746
Bob Evans Farms, Inc.	30,971	832,191
Boyd Gaming Corp. (a)(c)	57,914	595,356
Brinker International, Inc.	77,715	1,131,530
Buffalo Wild Wings, Inc. (a)(c)	16,070	662,566
Burger King Holdings, Inc.	65,060	1,166,526
California Pizza Kitchen, Inc. (a)(c)	45,324	637,255
Carnival Corp. unit	313,486	9,169,466
CEC Entertainment, Inc. (a)(c)	25,244	675,277
Cedar Fair LP (depository unit)	38,153	420,828
Chipotle Mexican Grill, Inc. Class A (a)(c)	24,992	2,096,329
Choice Hotels International, Inc. (c)	20,476	604,042
Churchill Downs, Inc.	8,627	325,842
CKE Restaurants, Inc. (c)	30,748	297,333
Cracker Barrel Old Country Store, Inc. (c)	21,638	614,736
Darden Restaurants, Inc. (c)	82,033	2,701,347
Denny's Corp. (a)(c)	50,513	128,808
DineEquity, Inc. (c)	14,923	314,577
Domino's Pizza, Inc. (a)(c)	30,462	246,438
Dover Downs Gaming & Entertainment, Inc.	1,755	10,495
Dover Motorsports, Inc.	11,625	16,856
Empire Resorts, Inc. (a)(c)	15,456	44,513
Gaylord Entertainment Co. (a)(c)	24,853	505,013
Great Wolf Resorts, Inc. (a)	13,290	46,648
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Icahn Enterprises LP	6,318	$ 267,567
International Game Technology	216,557	4,530,372
International Speedway Corp. Class A (c)	19,173	533,201
Interval Leisure Group, Inc. (a)	24,847	260,645
Isle of Capri Casinos, Inc. (a)(c)	7,404	75,743
Jack in the Box, Inc. (a)(c)	30,018	612,067
Jamba, Inc. (a)(c)	40,851	43,711
Krispy Kreme Doughnuts, Inc. (a)	54,837	168,350
Landry's Restaurants, Inc. (a)	4,778	46,347
Las Vegas Sands Corp. (a)(c)	322,027	4,592,105
Life Time Fitness, Inc. (a)(c)	26,788	833,643
Lodgian, Inc. (a)	4,642	6,452
Lodgian, Inc. Class B warrants 11/25/09 (a)	8	0
Luby's, Inc. (a)	17,000	73,950
Marcus Corp.	23,391	292,855
Marriott International, Inc. Class A (c)	217,539	5,199,182
McCormick & Schmick's Seafood Restaurants (a)	16,005	141,004
McDonald's Corp.	836,342	47,035,874
MGM Mirage, Inc. (a)(c)	172,383	1,460,084
Monarch Casino & Resort, Inc. (a)	5,587	56,038
Morgans Hotel Group Co. (a)(c)	24,428	120,430
MTR Gaming Group, Inc. (a)	6,687	22,468
Multimedia Games, Inc. (a)(c)	5,149	25,848
O'Charleys, Inc.	4,598	35,175
Orient Express Hotels Ltd. Class A (c)	61,088	608,436
P.F. Chang's China Bistro, Inc. (a)(c)	32,684	1,042,946
Panera Bread Co. Class A (a)(c)	19,435	1,014,701
Papa John's International, Inc. (a)(c)	24,389	568,995
Peet's Coffee & Tea, Inc. (a)(c)	21,058	554,036
Penn National Gaming, Inc. (a)(c)	58,555	1,710,392
Pinnacle Entertainment, Inc. (a)(c)	115,133	1,079,948
Premier Exhibitions, Inc. (a)	1,600	1,168
Red Robin Gourmet Burgers, Inc. (a)(c)	24,590	474,095
Royal Caribbean Cruises Ltd. (c)	104,458	1,993,059
Rubio's Restaurants, Inc. (a)	5,755	34,875
Ruby Tuesday, Inc. (a)(c)	49,861	363,985
Ruth's Chris Steak House, Inc. (a)	25,925	102,663
Scientific Games Corp. Class A (a)	46,137	711,433
Shuffle Master, Inc. (a)	37,346	283,083
Sonic Corp. (a)(c)	71,268	814,593
Speedway Motorsports, Inc.	7,046	109,565
Starbucks Corp. (a)(c)	546,516	10,378,339
Starwood Hotels & Resorts Worldwide, Inc. (c)	121,330	3,613,207
Texas Roadhouse, Inc. Class A (a)(c)	91,170	929,022
The Cheesecake Factory, Inc. (a)(c)	34,919	641,462
The Steak n Shake Co. (a)(c)	14,127	148,051
Town Sports International Holdings, Inc. (a)(c)	15,248	41,932
Vail Resorts, Inc. (a)(c)	15,616	517,202

	Shares	Value
Wendy's/Arby's Group, Inc.	291,585	$ 1,469,588
WMS Industries, Inc. (a)	34,550	1,462,502
Wyndham Worldwide Corp.	132,716	2,010,647
Wynn Resorts Ltd. (a)(c)	55,367	2,997,016
Yum! Brands, Inc. (c)	341,737	11,704,492
		139,695,527
Household Durables - 0.6%
American Biltrite, Inc. (a)	400	524
American Greetings Corp. Class A	35,079	487,247
Bassett Furniture Industries, Inc.	2,149	10,874
Beazer Homes USA, Inc. (a)(c)	17,239	74,300
Black & Decker Corp.	41,673	1,838,613
Blyth, Inc.	10,795	491,173
Brookfield Homes Corp. (a)(c)	6,161	44,359
California Coastal Communities, Inc. (a)(c)	6,643	10,230
Cavco Industries, Inc. (a)	10,167	328,496
Champion Enterprises, Inc. (a)	91,135	52,858
Cobra Electronics Corp. (a)	1,200	1,716
Craftmade International, Inc. (a)	2,030	5,806
CSS Industries, Inc.	12,000	250,560
D.R. Horton, Inc.	199,396	2,673,900
Dixie Group, Inc. (a)	3,463	10,389
Ethan Allen Interiors, Inc. (c)	19,914	309,464
Flexsteel Industries, Inc.	2,030	15,936
Fortune Brands, Inc. (c)	106,097	4,223,722
Furniture Brands International, Inc.	30,000	167,700
Garmin Ltd. (c)	98,508	3,237,958
Harman International Industries, Inc. (c)	49,623	1,488,194
Helen of Troy Ltd. (a)(c)	41,487	896,949
Hooker Furniture Corp.	15,000	199,650
Hovnanian Enterprises, Inc. Class A (a)(c)	21,663	116,330
iRobot Corp. (a)(c)	25,165	288,643
Jarden Corp. (a)(c)	66,000	1,607,100
KB Home	66,279	1,206,941
Koss Corp.	1,552	18,981
La-Z-Boy, Inc. (c)	24,674	208,989
Leggett & Platt, Inc.	120,000	2,190,000
Lennar Corp. Class A (c)	90,467	1,370,575
Lifetime Brands, Inc. (c)	300	1,713
M.D.C. Holdings, Inc.	26,000	973,960
M/I Homes, Inc. (a)(c)	28,931	457,688
Meritage Homes Corp. (a)(c)	34,176	765,884
Mohawk Industries, Inc. (a)	39,500	1,979,740
National Presto Industries, Inc. (c)	3,694	309,446
Newell Rubbermaid, Inc.	205,860	2,865,571
NVR, Inc. (a)(c)	3,500	2,363,375
Orleans Homebuilders, Inc. (a)(c)	3,981	15,128
Palm Harbor Homes, Inc. (a)	5,872	17,322
Pulte Homes, Inc. (c)	238,598	3,049,282
Russ Berrie & Co., Inc. (a)	3,505	20,119
Ryland Group, Inc. (c)	37,577	861,265
Sealy Corp., Inc. (a)	21,635	56,684
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Skyline Corp.	6,539	$ 154,124
Snap-On, Inc. (c)	40,000	1,492,800
Standard Pacific Corp. (a)	114,480	415,562
Stanley Furniture Co., Inc.	5,015	60,782
Tempur-Pedic International, Inc. (c)	44,615	660,302
The Stanley Works	56,000	2,292,080
Toll Brothers, Inc. (a)(c)	90,079	2,048,396
Tupperware Brands Corp.	45,380	1,678,606
Universal Electronics, Inc. (a)	16,673	313,786
Whirlpool Corp.	53,000	3,403,130
		50,084,922
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	28,158	87,008
Amazon.com, Inc. (a)(c)	232,168	18,849,720
Blue Nile, Inc. (a)(c)	13,187	730,296
dELiA*s, Inc. (a)	3,463	8,658
Drugstore.com, Inc. (a)	8,721	20,669
Expedia, Inc. (a)(c)	157,856	3,638,581
Gaiam, Inc. Class A (a)	14,668	81,847
Hollywood Media Corp. (a)	1,200	1,920
HSN, Inc. (a)	26,011	270,514
Liberty Media Corp. Interactive Series A (a)	435,000	4,167,300
Netflix, Inc. (a)(c)	33,534	1,464,094
NutriSystem, Inc.	31,318	445,655
Orbitz Worldwide, Inc. (a)(c)	15,000	94,050
Overstock.com, Inc. (a)(c)	16,829	209,689
PetMed Express, Inc. (c)	40,524	733,079
Priceline.com, Inc. (a)(c)	32,000	4,927,360
Shutterfly, Inc. (a)(c)	24,946	360,719
Stamps.com, Inc. (a)	4,851	41,816
Ticketmaster Entertainment, Inc. (a)	29,504	287,959
ValueVision Media, Inc. Class A (a)	21,687	71,567
		36,492,501
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	5,971	42,633
Brunswick Corp. (c)	79,627	739,735
Callaway Golf Co.	72,163	510,192
Eastman Kodak Co. (c)	239,847	1,275,986
Hasbro, Inc.	87,355	2,480,008
JAKKS Pacific, Inc. (a)(c)	21,157	283,504
Johnson Outdoors, Inc. Class A	2,747	26,509
Leapfrog Enterprises, Inc. Class A (a)	25,168	98,910
Marine Products Corp.	13,658	69,656
Mattel, Inc. (c)	256,661	4,617,331
Meade Instruments Corp. (a)	130	439
Nautilus, Inc. (a)	6,001	10,322
Polaris Industries, Inc.	28,245	1,065,119
Pool Corp.	47,772	1,137,929
RC2 Corp. (a)	10,486	164,630

	Shares	Value
Smith & Wesson Holding Corp. (a)(c)	23,199	$ 124,811
Steinway Musical Instruments, Inc. (a)	5,374	61,694
Sturm Ruger & Co., Inc. (c)	42,290	584,025
		13,293,433
Media - 2.6%
4Kids Entertainment, Inc. (a)	12,821	18,334
A.H. Belo Corp. Class A	8,701	25,929
Alloy, Inc. (a)	1,732	11,552
Arbitron, Inc.	22,064	404,212
Ascent Media Corp. (a)	17,787	457,126
Ballantyne of Omaha, Inc. (a)	100	269
Belo Corp. Series A (c)	43,507	145,313
Cablevision Systems Corp. - NY Group Class A	169,173	3,779,325
Carmike Cinemas, Inc. (c)	16,306	165,343
CBS Corp. Class B	437,411	4,527,204
Cinemark Holdings, Inc. (c)	31,385	315,105
CKX, Inc. (a)(c)	23,871	150,626
Clear Channel Outdoor Holding, Inc. Class A (a)(c)	51,451	349,352
Comcast Corp. Class A	2,162,241	33,125,532
Crown Media Holdings, Inc. Class A (a)(c)	9,666	17,302
Cumulus Media, Inc. Class A (a)(c)	44,350	61,647
Discovery Communications, Inc. (a)	206,000	5,339,520
DISH Network Corp. Class A (a)(c)	164,883	2,689,242
Dolan Media Co. (a)(c)	10,000	106,000
DreamWorks Animation SKG, Inc. Class A (a)	50,000	1,688,000
E.W. Scripps Co. Class A	13,637	94,914
EDCI Holdings, Inc. (a)	859	4,243
Emmis Communications Corp. Class A (a)	9,275	6,122
Entercom Communications Corp. Class A	17,572	85,927
Entravision Communication Corp. Class A (a)	53,671	61,185
Fisher Communications, Inc.	3,105	64,056
Gannett Co., Inc.	160,205	1,384,171
Gray Television, Inc.	8,695	6,347
Harris Interactive, Inc. (a)	6,269	5,454
Harte-Hanks, Inc.	52,908	689,920
Image Entertainment, Inc. (a)(c)	700	588
Insignia Systems, Inc. (a)	2,664	10,097
Interactive Data Corp.	21,445	497,738
Interpublic Group of Companies, Inc. (a)(c)	360,000	2,264,400
John Wiley & Sons, Inc. Class A	34,061	1,092,336
Journal Communications, Inc. Class A	22,879	84,652
Knology, Inc. (a)	33,900	245,436
Lamar Advertising Co. Class A (a)(c)	56,277	1,288,181
Lee Enterprises, Inc. (c)	27,681	50,103
Liberty Global, Inc. Class A (a)(c)	211,426	4,628,115
Liberty Media Corp.:
Capital Series A (a)	88,904	1,697,177
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
Entertainment Series A (a)	385,891	$ 10,762,500
LIN TV Corp. Class A (a)	41,885	146,598
Live Nation, Inc. (a)	79,660	560,010
LodgeNet Entertainment Corp. (a)(c)	15,151	105,754
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	20,190	144,762
Marvel Entertainment, Inc. (a)	37,681	1,822,630
McGraw-Hill Companies, Inc.	234,492	7,881,276
Media General, Inc. Class A (c)	25,296	205,909
Mediacom Communications Corp. Class A (a)(c)	70,280	353,508
Meredith Corp.	20,783	575,273
Morningstar, Inc. (a)(c)	12,506	554,016
National CineMedia, Inc.	37,485	562,275
Navarre Corp. (a)	6,926	12,259
New Frontier Media, Inc. (a)	5,971	13,076
News Corp. Class A	1,738,544	18,637,192
Omnicom Group, Inc. (c)	234,000	8,498,880
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	4,445	12,268
PRIMEDIA, Inc.	6,332	15,893
Radio One, Inc. Class D (non-vtg.) (a)	27,442	20,033
RCN Corp. (a)	19,644	184,064
Regal Entertainment Group Class A	45,163	571,312
Regent Communication, Inc. (a)	7,397	2,663
Rentrak Corp. (a)	600	9,540
Saga Communications, Inc. Class A (a)	233	3,320
Salem Communications Corp. Class A (a)	2,015	5,340
Scholastic Corp.	20,042	488,223
Scripps Networks Interactive, Inc. Class A	59,025	1,916,542
Sinclair Broadcast Group, Inc. Class A	28,926	81,861
Sirius XM Radio, Inc. (a)	2,763,512	1,861,225
Spanish Broadcasting System, Inc. Class A (a)	8,120	2,760
The DIRECTV Group, Inc. (a)(c)	343,741	8,511,027
The McClatchy Co. Class A	23,941	47,643
The New York Times Co. Class A (c)	75,000	570,750
The Walt Disney Co.	1,308,905	34,083,886
Time Warner Cable, Inc. (c)	256,444	9,467,912
Time Warner, Inc.	890,692	24,859,214
Valassis Communications, Inc. (a)(c)	32,378	508,335
Viacom, Inc. Class B (non-vtg.) (a)(c)	400,602	10,031,074
Virgin Media, Inc. (c)	212,123	2,424,566
Warner Music Group Corp. (a)	28,685	131,377
Washington Post Co. Class B (c)	3,838	1,667,074
World Wrestling Entertainment, Inc. Class A	39,716	566,350
		216,518,265
Multiline Retail - 0.7%
99 Cents Only Stores (a)(c)	39,655	538,118

	Shares	Value
Big Lots, Inc. (a)(c)	58,502	$ 1,487,121
Dillard's, Inc. Class A (c)	44,543	508,236
Dollar Tree, Inc. (a)	63,500	3,171,190
Family Dollar Stores, Inc.	98,500	2,982,580
Fred's, Inc. Class A	51,615	675,124
JCPenney Co., Inc. (c)	139,000	4,175,560
Kohl's Corp. (a)(c)	214,000	11,040,260
Macy's, Inc.	320,000	4,966,400
Nordstrom, Inc.	120,000	3,364,800
Retail Ventures, Inc. (a)	12,266	59,367
Saks, Inc. (a)(c)	140,770	858,697
Sears Holdings Corp. (a)(c)	43,256	2,744,593
Target Corp.	513,500	24,134,500
The Bon-Ton Stores, Inc. (c)	8,752	60,039
Tuesday Morning Corp. (a)	10,850	48,825
		60,815,410
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)	3,702	12,883
Aarons, Inc.	40,571	1,058,903
Abercrombie & Fitch Co. Class A	59,069	1,907,338
Advance Auto Parts, Inc. (c)	70,000	2,961,000
Aeropostale, Inc. (a)(c)	51,849	2,029,888
America's Car Mart, Inc. (a)(c)	3,150	64,890
American Eagle Outfitters, Inc. (c)	119,725	1,616,288
AnnTaylor Stores Corp. (a)(c)	58,359	821,695
Asbury Automotive Group, Inc.	15,449	193,113
AutoNation, Inc. (a)(c)	80,000	1,518,400
AutoZone, Inc. (a)(c)	27,774	4,089,722
Barnes & Noble, Inc.	31,168	644,866
bebe Stores, Inc.	14,487	110,536
Bed Bath & Beyond, Inc. (a)(c)	198,000	7,223,040
Best Buy Co., Inc.	249,314	9,045,112
Big 5 Sporting Goods Corp.	18,888	288,420
Blockbuster, Inc. Class A (a)	111,889	107,413
Books-A-Million, Inc.	5,135	69,733
Borders Group, Inc. (a)	41,722	132,259
Brown Shoe Co., Inc.	58,199	436,493
Build-A-Bear Workshop, Inc. (a)(c)	4,710	21,996
Cabela's, Inc. Class A (a)(c)	24,283	389,742
Cache, Inc. (a)	3,350	17,521
CarMax, Inc. (a)	145,000	2,509,950
Casual Male Retail Group, Inc. (a)	8,101	24,870
Charlotte Russe Holding, Inc. (a)	24,919	433,341
Charming Shoppes, Inc. (a)	65,546	343,461
Chico's FAS, Inc. (a)(c)	125,880	1,602,452
Christopher & Banks Corp. (c)	21,140	145,020
Citi Trends, Inc. (a)(c)	19,606	437,018
Coldwater Creek, Inc. (a)(c)	61,586	458,200
Collective Brands, Inc. (a)(c)	45,368	718,629
Conn's, Inc. (a)(c)	9,074	102,627
Cost Plus, Inc. (a)	4,090	8,057
Destination Maternity Corp. (a)(c)	1,194	23,976
Dick's Sporting Goods, Inc. (a)(c)	55,422	1,242,007
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Dress Barn, Inc. (a)(c)	60,608	$ 983,668
DSW, Inc. Class A (a)(c)	25,183	381,774
Emerging Vision, Inc. (a)	3,800	460
Finish Line, Inc. Class A	34,767	286,828
Foot Locker, Inc.	121,712	1,297,450
Gamestop Corp. Class A (a)(c)	121,000	2,879,800
Gap, Inc. (c)	371,254	7,295,141
Genesco, Inc. (a)(c)	23,200	508,080
Group 1 Automotive, Inc.	20,000	563,400
Guess?, Inc.	40,182	1,407,977
Gymboree Corp. (a)(c)	20,000	895,800
Haverty Furniture Companies, Inc.	19,389	226,270
hhgregg, Inc. (a)(c)	14,038	242,577
Hibbett Sports, Inc. (a)(c)	26,443	464,604
Home Depot, Inc.	1,269,873	34,654,834
Hot Topic, Inc. (a)	59,826	416,389
J. Crew Group, Inc. (a)(c)	42,069	1,434,132
Jo-Ann Stores, Inc. (a)(c)	16,826	459,686
Jos. A. Bank Clothiers, Inc. (a)	12,318	542,115
Kirkland's, Inc. (a)	2,250	31,860
Limited Brands, Inc. (c)	199,728	2,979,942
Lithia Motors, Inc. Class A (sub. vtg.) (c)	2,182	27,951
Lowe's Companies, Inc.	1,090,000	23,435,000
MarineMax, Inc. (a)(c)	3,071	21,651
Midas, Inc. (a)	17,549	158,643
Monro Muffler Brake, Inc. (c)	22,068	568,913
New York & Co., Inc. (a)(c)	22,599	104,633
O'Reilly Automotive, Inc. (a)(c)	102,000	3,904,560
Office Depot, Inc. (a)	180,000	939,600
OfficeMax, Inc. (c)	77,180	872,906
Pacific Sunwear of California, Inc. (a)	42,886	189,556
Penske Automotive Group, Inc. (c)	31,974	565,620
Perfumania Holdings, Inc. (a)	325	712
PetSmart, Inc.	89,000	1,860,990
Pier 1 Imports, Inc. (a)	64,537	163,279
Pomeroy IT Solutions, Inc. (a)	3,416	20,325
RadioShack Corp. (c)	90,000	1,361,700
Rent-A-Center, Inc. (a)(c)	45,000	887,850
Rex Stores Corp. (a)	3,513	36,816
Ross Stores, Inc.	89,256	4,162,900
Sally Beauty Holdings, Inc. (a)(c)	63,165	449,103
Select Comfort Corp. (a)(c)	29,583	93,482
Sherwin-Williams Co. (c)	71,500	4,304,300
Shoe Carnival, Inc. (a)	3,092	48,606
Signet Jewelers Ltd.	62,810	1,521,886
Sonic Automotive, Inc. Class A (sub. vtg.)	32,899	421,765
Stage Stores, Inc.	27,048	361,091
Staples, Inc. (c)	530,000	11,453,300
Stein Mart, Inc. (a)(c)	10,292	127,209
Systemax, Inc. (a)(c)	7,631	101,492
Talbots, Inc. (c)	11,749	70,024

	Shares	Value
The Buckle, Inc. (c)	20,272	$ 536,194
The Cato Corp. Class A (sub. vtg.) (c)	36,044	615,632
The Children's Place Retail Stores, Inc. (a)(c)	21,041	638,174
The Men's Wearhouse, Inc.	34,678	901,628
The Pep Boys - Manny, Moe & Jack (c)	43,830	391,402
Tiffany & Co., Inc. (c)	88,000	3,201,440
TJX Companies, Inc. (c)	307,776	11,064,547
Tractor Supply Co. (a)(c)	27,000	1,270,620
Trans World Entertainment Corp. (a)	3,463	3,186
TravelCenters of America LLC (a)	9,983	35,140
Tween Brands, Inc. (a)	17,713	134,619
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21,560	248,371
Urban Outfitters, Inc. (a)(c)	92,714	2,635,859
West Marine, Inc. (a)	3,821	31,600
Wet Seal, Inc. Class A (a)(c)	63,290	222,148
Williams-Sonoma, Inc. (c)	62,000	1,186,060
Zale Corp. (a)(c)	26,205	169,808
Zumiez, Inc. (a)(c)	20,815	263,102
		182,549,039
Textiles, Apparel & Luxury Goods - 0.5%
American Apparel, Inc. (a)(c)	34,191	126,507
Carter's, Inc. (a)(c)	40,282	1,013,495
Cherokee, Inc.	7,207	148,176
Coach, Inc.	232,933	6,589,675
Columbia Sportswear Co. (c)	8,418	330,912
Crocs, Inc. (a)(c)	38,013	241,383
Deckers Outdoor Corp. (a)(c)	10,669	728,693
Fossil, Inc. (a)(c)	37,946	963,069
G-III Apparel Group Ltd. (a)	10,000	149,500
Hanesbrands, Inc. (a)(c)	67,000	1,411,020
Iconix Brand Group, Inc. (a)(c)	46,366	796,568
Jones Apparel Group, Inc. (c)	72,951	1,137,306
K-Swiss, Inc. Class A (c)	27,036	260,627
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	11,067	111,223
Liz Claiborne, Inc.	110,999	471,746
Maidenform Brands, Inc. (a)(c)	20,939	337,955
Movado Group, Inc. (c)	10,191	130,954
NIKE, Inc. Class B	201,266	11,148,124
Oxford Industries, Inc.	10,105	141,470
Perry Ellis International, Inc. (a)	2,923	36,508
Phillips-Van Heusen Corp.	37,458	1,415,163
Polo Ralph Lauren Corp. Class A (c)	41,700	2,768,046
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quiksilver, Inc. (a)	56,019	157,974
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(c)	19,752	351,783
Steven Madden Ltd. (a)(c)	16,880	544,042
Timberland Co. Class A (a)(c)	58,515	758,354
True Religion Apparel, Inc. (a)(c)	27,973	633,029
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	31,131	$ 743,097
Unifi, Inc. (a)	65,760	151,906
Unifirst Corp.	6,314	251,865
VF Corp.	62,000	4,312,720
Volcom, Inc. (a)(c)	16,142	228,732
Warnaco Group, Inc. (a)(c)	34,500	1,312,725
Wolverine World Wide, Inc.	36,170	900,995
		40,805,342
TOTAL CONSUMER DISCRETIONARY		827,609,767
CONSUMER STAPLES - 9.8%
Beverages - 2.1%
Boston Beer Co., Inc. Class A (a)	14,776	587,346
Brown-Forman Corp. Class B (non-vtg.)	65,976	2,950,447
Central European Distribution Corp. (a)(c)	36,758	1,183,608
Coca-Cola Bottling Co. Consolidated	3,600	194,616
Coca-Cola Enterprises, Inc.	237,574	4,801,371
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	139,408	2,061,844
Dr Pepper Snapple Group, Inc. (a)	180,679	4,777,153
Hansen Natural Corp. (a)(c)	50,281	1,642,177
Jones Soda Co. (a)	17,449	11,691
Molson Coors Brewing Co. Class B	109,383	5,182,567
National Beverage Corp. (a)	8,950	90,753
Pepsi Bottling Group, Inc.	100,310	3,584,076
PepsiAmericas, Inc.	45,280	1,266,934
PepsiCo, Inc.	1,180,053	66,873,604
The Coca-Cola Co.	1,611,336	78,584,857
		173,793,044
Food & Staples Retailing - 2.5%
Andersons, Inc. (c)	28,243	929,195
Arden Group, Inc. Class A	100	11,800
BJ's Wholesale Club, Inc. (a)(c)	39,726	1,295,068
Casey's General Stores, Inc. (c)	32,000	888,000
Costco Wholesale Corp.	322,000	16,415,560
CVS Caremark Corp. (c)	1,074,764	40,325,145
Ingles Markets, Inc. Class A	17,056	281,253
Kroger Co.	442,237	9,547,897
Nash-Finch Co.	13,340	362,048
Pricesmart, Inc.	10,766	191,097
Rite Aid Corp. (a)(c)	341,401	525,758
Ruddick Corp.	23,792	631,916
Safeway, Inc.	315,000	6,000,750
Spartan Stores, Inc.	28,988	384,671
SUPERVALU, Inc.	171,000	2,453,850
Susser Holdings Corp. (a)	7,000	75,110
Sysco Corp. (c)	441,408	11,251,490
The Great Atlantic & Pacific Tea Co. (a)(c)	31,419	210,821

	Shares	Value
The Pantry, Inc. (a)(c)	24,367	$ 369,160
United Natural Foods, Inc. (a)(c)	29,881	807,385
Wal-Mart Stores, Inc.	1,689,208	85,930,011
Walgreen Co.	741,186	25,111,382
Weis Markets, Inc. (c)	5,971	186,355
Whole Foods Market, Inc. (a)(c)	102,740	2,987,679
Winn-Dixie Stores, Inc. (a)(c)	49,208	677,594
		207,850,995
Food Products - 1.6%
Alico, Inc.	200	5,930
American Italian Pasta Co. Class A (a)	19,200	580,992
Archer Daniels Midland Co.	437,996	12,627,425
B&G Foods, Inc. Class A	10,692	97,511
Bridgford Foods Corp. (a)	400	3,508
Bunge Ltd. (c)	92,476	6,196,817
Cal-Maine Foods, Inc. (c)	13,323	380,372
Campbell Soup Co. (c)	157,300	4,932,928
Chiquita Brands International, Inc. (a)(c)	40,042	616,647
ConAgra Foods, Inc. (c)	319,852	6,566,562
Corn Products International, Inc. (c)	52,298	1,551,159
Darling International, Inc. (a)(c)	67,308	471,829
Dean Foods Co. (a)(c)	127,125	2,306,048
Del Monte Foods Co.	171,807	1,802,255
Diamond Foods, Inc. (c)	21,341	596,481
Farmer Brothers Co.	3,606	74,464
Flowers Foods, Inc.	68,755	1,634,306
Fresh Del Monte Produce, Inc. (a)	34,840	797,836
General Mills, Inc. (c)	230,847	13,788,491
Green Mountain Coffee Roasters, Inc. (a)(c)	26,952	1,622,241
H.J. Heinz Co. (c)	227,844	8,771,994
Hain Celestial Group, Inc. (a)(c)	27,071	433,136
Hershey Co.	120,970	4,745,653
Hormel Foods Corp.	50,957	1,882,861
J&J Snack Foods Corp.	9,648	421,618
John B. Sanfilippo & Son, Inc. (a)	2,965	30,421
Kellogg Co.	185,826	8,750,546
Kraft Foods, Inc. Class A	1,013,627	28,736,325
Lancaster Colony Corp.	17,449	876,987
Lance, Inc.	38,093	923,755
McCormick & Co., Inc. (non-vtg.) (c)	85,402	2,781,543
Omega Protein Corp. (a)	7,368	30,725
Ralcorp Holdings, Inc. (a)	42,660	2,676,062
Reddy Ice Holdings, Inc. (a)	29,155	153,938
Sanderson Farms, Inc. (c)	20,062	834,579
Sara Lee Corp.	469,283	4,547,352
Seneca Foods Group Class A (a)	2,582	68,888
Smart Balance, Inc. (a)	53,000	338,670
Smithfield Foods, Inc. (a)(c)	102,558	1,258,387
Tasty Baking Co.	200	1,400
The J.M. Smucker Co.	83,298	4,353,986
Tootsie Roll Industries, Inc. (c)	12,710	300,592
TreeHouse Foods, Inc. (a)(c)	31,250	1,157,813
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	205,716	$ 2,466,535
Zapata Corp. (a)	880	6,195
		133,203,763
Household Products - 2.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	40,382	444,202
Church & Dwight Co., Inc. (c)	46,000	2,627,980
Clorox Co. (c)	97,445	5,758,025
Colgate-Palmolive Co. (c)	378,762	27,535,997
Energizer Holdings, Inc. (a)	48,839	3,195,536
Kimberly-Clark Corp.	310,239	18,757,050
Oil-Dri Corp. of America	750	11,768
Procter & Gamble Co.	2,212,292	119,707,120
WD-40 Co.	17,261	465,702
		178,503,380
Personal Products - 0.2%
Alberto-Culver Co.	63,990	1,688,696
Avon Products, Inc. (c)	318,074	10,137,018
Bare Escentuals, Inc. (a)	59,157	548,977
Chattem, Inc. (a)	17,299	1,059,391
Elizabeth Arden, Inc. (a)	20,607	212,252
Estee Lauder Companies, Inc. Class A (c)	72,345	2,593,568
Herbalife Ltd.	49,645	1,503,251
Inter Parfums, Inc. (c)	7,707	74,373
Mannatech, Inc.	6,969	27,179
Mead Johnson Nutrition Co. Class A (c)	25,342	1,005,064
NBTY, Inc. (a)(c)	38,819	1,438,632
Nu Skin Enterprises, Inc. Class A	61,777	1,065,653
Prestige Brands Holdings, Inc. (a)	32,209	238,669
Revlon, Inc. (a)	12,057	54,739
USANA Health Sciences, Inc. (a)	6,205	195,582
		21,843,044
Tobacco - 1.3%
Alliance One International, Inc. (a)(c)	104,053	398,523
Altria Group, Inc.	1,541,795	28,184,013
Lorillard, Inc.	120,705	8,783,703
Philip Morris International, Inc.	1,479,790	67,641,201
Reynolds American, Inc.	119,476	5,461,248
Star Scientific, Inc. (a)(c)	56,989	56,989
Universal Corp. (c)	18,429	679,662
Vector Group Ltd. (c)	24,140	380,929
		111,586,268
TOTAL CONSUMER STAPLES		826,780,494
ENERGY - 11.0%
Energy Equipment & Services - 1.8%
Allis-Chalmers Energy, Inc. (a)(c)	22,325	73,226
Atwood Oceanics, Inc. (a)(c)	35,438	1,009,274

	Shares	Value
Baker Hughes, Inc. (c)	227,334	$ 7,831,656
Basic Energy Services, Inc. (a)(c)	29,402	199,346
BJ Services Co.	206,276	3,312,793
Bristow Group, Inc. (a)(c)	26,059	760,923
Bronco Drilling Co., Inc. (a)	23,244	86,003
Cal Dive International, Inc. (a)(c)	40,601	423,468
Cameron International Corp. (a)(c)	158,297	5,652,786
Carbo Ceramics, Inc. (c)	19,165	825,053
Complete Production Services, Inc. (a)(c)	66,139	595,251
Dawson Geophysical Co. (a)(c)	5,936	147,153
Diamond Offshore Drilling, Inc. (c)	48,109	4,301,907
Dresser-Rand Group, Inc. (a)(c)	55,969	1,662,279
Dril-Quip, Inc. (a)(c)	21,965	937,027
ENSCO International, Inc.	99,686	3,678,413
Exterran Holdings, Inc. (a)(c)	50,379	908,333
Exterran Partners LP	10,000	156,200
FMC Technologies, Inc. (a)(c)	90,148	4,300,060
Global Industries Ltd. (a)(c)	92,739	881,021
Gulf Island Fabrication, Inc.	12,498	187,095
Gulfmark Offshore, Inc. (a)(c)	15,302	456,306
Halliburton Co.	669,864	15,882,475
Helix Energy Solutions Group, Inc. (a)	77,302	904,433
Helmerich & Payne, Inc. (c)	66,558	2,227,031
Hercules Offshore, Inc. (a)(c)	96,203	442,534
Hornbeck Offshore Services, Inc. (a)(c)	16,154	356,357
ION Geophysical Corp. (a)	40,726	103,851
Key Energy Services, Inc. (a)(c)	153,313	1,096,188
Lufkin Industries, Inc.	13,914	615,695
Matrix Service Co. (a)	13,631	150,214
Mitcham Industries, Inc. (a)	1,791	9,546
Nabors Industries Ltd. (a)(c)	207,692	3,671,995
NATCO Group, Inc. Class A (a)(c)	23,269	967,990
National Oilwell Varco, Inc. (a)	311,830	11,335,021
Natural Gas Services Group, Inc. (a)	22,504	321,582
Newpark Resources, Inc. (a)	99,384	265,355
Oceaneering International, Inc. (a)(c)	41,676	2,174,237
Oil States International, Inc. (a)(c)	31,129	917,372
OYO Geospace Corp. (a)(c)	1,552	31,211
Parker Drilling Co. (a)	77,885	351,261
Patterson-UTI Energy, Inc.	107,115	1,423,558
PHI, Inc. (non-vtg.) (a)	17,859	372,539
Pioneer Drilling Co. (a)	72,224	411,677
Pride International, Inc. (a)(c)	116,804	3,011,207
Rowan Companies, Inc. (c)	88,780	1,838,634
RPC, Inc.	19,909	181,968
Schlumberger Ltd.	900,376	50,601,131
SEACOR Holdings, Inc. (a)(c)	24,139	1,837,702
Seahawk Drilling, Inc. (a)(c)	7,786	173,550
Smith International, Inc.	156,890	4,325,457
Superior Energy Services, Inc. (a)	53,741	979,698
Superior Well Services, Inc. (a)(c)	13,630	123,079
T-3 Energy Services, Inc. (a)	9,010	158,396
Tesco Corp. (a)	29,100	223,488
TETRA Technologies, Inc. (a)(c)	58,187	513,209
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Tidewater, Inc.	33,470	$ 1,444,900
Trico Marine Services, Inc. (a)(c)	3,463	23,548
Union Drilling, Inc. (a)	1,488	9,315
Unit Corp. (a)(c)	36,543	1,367,074
		149,230,051
Oil, Gas & Consumable Fuels - 9.2%
Alliance Holdings GP, LP	9,000	182,430
Alliance Resource Partners LP	12,763	422,455
Alon USA Energy, Inc.	10,971	103,347
Alpha Natural Resources, Inc. (a)	94,408	3,050,322
Anadarko Petroleum Corp.	371,176	19,624,075
Apache Corp.	249,002	21,152,720
Arch Coal, Inc.	118,866	2,058,759
Arena Resources, Inc. (a)(c)	31,000	947,980
Atlas America, Inc. (c)	30,664	680,128
Atlas Energy Resources LLC	31,826	811,563
Atlas Pipeline Partners, LP	68,858	405,574
ATP Oil & Gas Corp. (a)(c)	27,153	302,756
Berry Petroleum Co. Class A (c)	37,030	835,767
Bill Barrett Corp. (a)(c)	31,882	932,230
Boardwalk Pipeline Partners, LP	23,345	546,506
BP Prudhoe Bay Royalty Trust (c)	23,993	1,709,021
BPZ Energy, Inc. (a)(c)	60,652	368,764
BreitBurn Energy Partners LP	30,000	281,100
Brigham Exploration Co. (a)(c)	87,570	573,584
Buckeye GP Holdings LP	16,000	359,680
Buckeye Partners LP	37,417	1,757,851
Cabot Oil & Gas Corp. (c)	70,000	2,467,500
Callon Petroleum Co. (a)	25,119	38,181
Calumet Specialty Products Partners LP	7,489	105,969
Capital Product Partners LP	14,704	116,309
Carrizo Oil & Gas, Inc. (a)(c)	32,186	622,155
Cheniere Energy Partners LP	13,757	111,294
Cheniere Energy, Inc. (a)(c)	43,057	118,407
Chesapeake Energy Corp.	461,782	10,547,101
Chevron Corp.	1,506,893	105,392,096
Cimarex Energy Co. (c)	64,000	2,498,560
Clayton Williams Energy, Inc. (a)	9,020	178,596
Clean Energy Fuels Corp. (a)(c)	43,089	539,474
CNX Gas Corp. (a)	21,396	605,293
Comstock Resources, Inc. (a)(c)	34,313	1,212,278
Concho Resources, Inc. (a)	56,870	1,853,393
ConocoPhillips	978,573	44,065,142
CONSOL Energy, Inc. (c)	132,239	4,947,061
Contango Oil & Gas Co. (a)(c)	9,837	442,075
Continental Resources, Inc. (a)(c)	25,537	901,456
Copano Energy LLC	42,176	654,993
Cross Timbers Royalty Trust	9,000	225,450
Crosstex Energy LP	31,449	123,280
Crosstex Energy, Inc. (c)	29,878	114,433
CVR Energy, Inc. (a)	42,262	409,096

	Shares	Value
DCP Midstream Partners LP	25,948	$ 580,976
Delek US Holdings, Inc.	38,177	308,852
Delta Petroleum Corp. (a)(c)	221,863	399,353
Denbury Resources, Inc. (a)(c)	176,151	2,681,018
Devon Energy Corp. (c)	312,104	19,156,944
Dht Maritime, Inc.	56,572	294,174
Dorchester Minerals LP	21,580	457,928
Duncan Energy Partners L.P.	37,149	674,254
Eagle Rock Energy Partners LP	35,000	117,250
El Paso Corp.	513,795	4,742,328
El Paso Pipeline Partners LP	13,577	263,665
Enbridge Energy Management LLC	9,974	420,005
Enbridge Energy Partners LP	57,882	2,480,244
Encore Acquisition Co. (a)(c)	36,500	1,375,685
Encore Energy Partners LP	44,237	675,057
Energy Transfer Equity LP	82,027	2,205,706
Energy Transfer Partners LP	46,449	1,883,042
Enterprise GP Holdings LP	25,000	700,000
Enterprise Products Partners LP	239,041	6,454,107
EOG Resources, Inc. (c)	182,973	13,174,056
EV Energy Partners LP	13,682	297,994
Evergreen Energy, Inc. (a)	25,886	26,404
EXCO Resources, Inc. (a)	127,368	1,867,215
Exxon Mobil Corp.	3,719,872	257,229,114
Forest Oil Corp. (a)(c)	72,024	1,132,217
Frontier Oil Corp.	82,000	1,052,060
FX Energy, Inc. (a)(c)	15,412	52,247
Gasco Energy, Inc. (a)	113,818	33,007
General Maritime Corp.	67,360	535,512
Genesis Energy LP	15,445	240,788
GMX Resources, Inc. (a)(c)	27,299	289,096
Goodrich Petroleum Corp. (a)(c)	26,950	645,183
Gulfport Energy Corp. (a)	10,000	75,000
Harvest Natural Resources, Inc. (a)	38,697	200,063
Hess Corp.	218,518	11,054,826
HKN, Inc. (a)	68	173
Holly Corp. (c)	30,000	685,200
Holly Energy Partners LP	7,500	274,725
Hugoton Royalty Trust	30,923	453,022
Inergy Holdings LP	2,000	88,140
Inergy LP	36,000	1,003,680
International Coal Group, Inc. (a)(c)	93,832	285,249
James River Coal Co. (a)(c)	21,883	364,133
K-Sea Transportation Partners LP	13,393	256,878
Kinder Morgan Energy Partners LP	127,142	6,720,726
Kinder Morgan Management LLC	53,690	2,541,148
Legacy Reserves LP	30,780	472,473
Linn Energy LLC	99,114	2,110,137
Magellan Midstream Holdings LP	57,392	1,249,424
Magellan Midstream Partners LP	51,328	1,860,127
Marathon Oil Corp.	530,316	16,370,855
Mariner Energy, Inc. (a)	97,192	1,178,939
Markwest Energy Partners LP	40,330	833,218
Massey Energy Co.	65,998	1,787,226
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. (a)(c)	119,995	$ 1,000,758
Meridian Resource Corp. (a)	10,597	4,557
Murphy Oil Corp.	137,078	7,813,446
Natural Resource Partners LP	18,742	327,985
Newfield Exploration Co. (a)(c)	93,591	3,621,036
Noble Energy, Inc. (c)	122,647	7,415,238
NuStar Energy LP	29,285	1,568,212
NuStar GP Holdings LLC	36,997	900,877
Occidental Petroleum Corp.	612,210	44,752,551
ONEOK Partners LP	36,000	1,802,160
Overseas Shipholding Group, Inc.	12,480	441,418
Pacific Ethanol, Inc. (a)	13,826	5,807
Parallel Petroleum Corp. (a)	33,729	63,073
Patriot Coal Corp. (a)(c)	107,381	951,396
Peabody Energy Corp. (c)	197,573	6,456,686
Penn Virginia Corp. (c)	29,000	555,640
Penn Virginia GP Holdings, L.P.	11,500	160,425
Penn Virginia Resource Partners LP	33,202	492,718
Petrohawk Energy Corp. (a)	197,012	4,241,668
Petroleum Development Corp. (a)	14,826	202,968
Petroquest Energy, Inc. (a)	31,286	130,150
Pioneer Natural Resources Co. (c)	83,179	2,408,864
Pioneer Southwest Energy Partners LP	9,883	188,864
Plains Exploration & Production Co. (a)(c)	101,000	2,651,250
Quest Energy Partners LP	10,000	12,400
Quicksilver Resources, Inc. (a)(c)	101,422	1,097,386
Range Resources Corp. (c)	112,035	5,419,133
Regency Energy Partners LP	48,219	785,005
Rentech, Inc. (a)	48,574	93,262
Rex Energy Corp. (a)	16,433	97,941
Rosetta Resources, Inc. (a)(c)	40,250	475,353
SandRidge Energy, Inc. (a)(c)	128,861	1,572,104
Ship Finance International Ltd. (NY Shares)	45,875	580,778
Southern Union Co.	75,563	1,499,170
Southwestern Energy Co. (a)(c)	251,730	9,278,768
Spectra Energy Corp.	470,896	8,862,263
St. Mary Land & Exploration Co. (c)	42,000	1,104,600
Stone Energy Corp. (a)(c)	55,976	714,254
Sunoco Logistics Partners LP	11,551	655,866
Sunoco, Inc. (c)	81,494	2,192,189
Swift Energy Co. (a)	42,248	860,592
Syntroleum Corp. (a)(c)	28,735	75,286
Targa Resources Partners LP	35,098	593,156
TC Pipelines LP	14,861	542,427
Teekay Corp. (c)	38,589	694,602
Teekay LNG Partners LP	13,391	307,457
Teekay Offshore Partners LP	17,000	239,190
TEPPCO Partners LP	60,000	1,980,000
Tesoro Corp.	105,000	1,478,400
Toreador Resources Corp.	11,881	59,999

	Shares	Value
Transmontaigne Partners LP	13,000	$ 349,310
Ultra Petroleum Corp. (a)(c)	118,234	5,489,605
Uranium Resources, Inc. (a)	35,013	33,963
USEC, Inc. (a)(c)	131,090	596,460
Vaalco Energy, Inc. (c)	79,391	374,726
Valero Energy Corp. (c)	405,000	7,589,700
Venoco, Inc. (a)	12,178	98,033
Verenium Corp. (a)	7,284	4,451
W&T Offshore, Inc.	42,447	419,376
Warren Resources, Inc. (a)	39,635	97,106
Western Refining, Inc. (a)(c)	33,616	204,049
Westmoreland Coal Co. (a)	6,000	51,000
Whiting Petroleum Corp. (a)(c)	36,279	1,760,983
Williams Companies, Inc.	414,978	6,822,238
Williams Partners LP	38,333	760,910
Williams Pipeline Partners LP	10,000	184,800
World Fuel Services Corp. (c)	26,000	1,168,440
XTO Energy, Inc.	429,485	16,578,121
		779,719,646
TOTAL ENERGY		928,949,697
FINANCIALS - 16.3%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)(c)	30,064	1,964,081
AllianceBernstein Holding LP	30,489	691,795
Ameriprise Financial, Inc. (c)	186,493	5,600,385
Bank of New York Mellon Corp.	898,328	26,599,492
BGC Partners, Inc. Class A	66,078	298,673
BlackRock, Inc. Class A	16,000	3,193,120
Broadpoint Gleacher Securities Group, Inc. (a)	1,530	11,552
Calamos Asset Management, Inc. Class A	25,805	291,080
Charles Schwab Corp.	706,346	12,756,609
Cohen & Steers, Inc.	20,212	397,570
Deerfield Capital Corp.	4,533	33,952
Duff & Phelps Corp. Class A	6,000	102,240
E*TRADE Financial Corp. (a)(c)	550,000	968,000
Eaton Vance Corp. (non-vtg.) (c)	83,605	2,388,595
Evercore Partners, Inc. Class A	10,000	251,800
FBR Capital Markets Corp. (a)	20,000	108,200
FCStone Group, Inc. (a)(c)	11,523	55,195
Federated Investors, Inc. Class B (non-vtg.) (c)	67,548	1,773,135
Fortress Investment Group LLC (a)(c)	99,151	449,154
Franklin Resources, Inc. (c)	122,967	11,476,510
GAMCO Investors, Inc. Class A	7,076	319,340
GFI Group, Inc. (c)	130,042	931,101
GLG Partners, Inc. (c)	221,482	874,854
Goldman Sachs Group, Inc.	318,403	52,682,960
Greenhill & Co., Inc.	7,719	611,345
HFF, Inc. (a)	4,989	31,580
Invesco Ltd.	300,000	6,225,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Investment Technology Group, Inc. (a)	27,556	$ 678,980
Janus Capital Group, Inc. (c)	123,579	1,571,925
Jefferies Group, Inc. (a)(c)	90,236	2,134,984
JMP Group, Inc.	3,457	35,434
KBW, Inc. (a)(c)	25,676	734,847
Knight Capital Group, Inc. Class A (a)(c)	70,244	1,413,309
LaBranche & Co., Inc. (a)	68,828	265,676
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,412
Lazard Ltd. Class A	68,917	2,678,804
Legg Mason, Inc. (c)	116,767	3,358,219
MF Global Ltd. (a)	84,807	606,370
Morgan Stanley (c)	906,954	26,265,388
National Holdings Corp. (a)	1,200	780
Northern Trust Corp.	179,715	10,506,139
Och-Ziff Capital Management Group LLC Class A (c)	29,434	293,751
optionsXpress Holdings, Inc. (c)	43,413	722,392
Paulson Capital Corp. (a)	3,105	5,931
Penson Worldwide, Inc. (a)(c)	22,876	231,963
Piper Jaffray Companies (a)(c)	16,738	848,282
Raymond James Financial, Inc. (c)	71,722	1,631,676
Riskmetrics Group, Inc. (a)(c)	21,527	334,960
Safeguard Scientifics, Inc. (a)(c)	23,969	267,254
Sanders Morris Harris Group, Inc.	28,032	157,260
SEI Investments Co. (c)	112,087	2,066,884
Siebert Financial Corp. (a)	2,700	5,616
State Street Corp.	362,778	19,038,589
Stifel Financial Corp. (a)(c)	21,443	1,207,241
SWS Group, Inc.	28,138	406,875
T. Rowe Price Group, Inc. (c)	190,987	8,655,531
TD Ameritrade Holding Corp. (a)(c)	178,265	3,429,819
The Blackstone Group LP	147,687	1,903,685
Thomas Weisel Partners Group, Inc. (a)	30,673	135,881
TradeStation Group, Inc. (a)	37,111	266,086
U.S. Global Investments, Inc. Class A	8,884	98,435
Virtus Investment Partners, Inc. (a)	3,567	55,717
W.P. Carey & Co. LLC	19,742	562,844
Waddell & Reed Financial, Inc. Class A (c)	60,354	1,601,192
Westwood Holdings Group, Inc.	1,501	57,819
		225,325,268
Commercial Banks - 2.9%
1st Source Corp.	10,000	162,000
Abigail Adams National Bancorp, Inc. (a)	302	906
Alliance Financial Corp.	3,000	82,200
Amcore Financial, Inc. (c)	14,975	17,072
AmericanWest Bancorp (a)	9,499	5,509
Ameris Bancorp	7,595	48,988
Arrow Financial Corp.	7,861	213,898

	Shares	Value
Associated Banc-Corp. (c)	88,000	$ 912,560
BancFirst Corp.	9,220	337,268
BancorpSouth, Inc. (c)	56,000	1,288,000
BancTrust Financial Group, Inc. (c)	4,882	18,161
Bank of Granite Corp.	15,998	34,876
Bank of Hawaii Corp.	35,000	1,380,750
Bank of the Ozarks, Inc.	28,624	713,883
Banner Corp. (c)	11,743	38,047
Bar Harbor Bankshares	3,125	105,313
BB&T Corp. (c)	474,183	13,248,673
BOK Financial Corp.	16,000	723,840
Boston Private Financial Holdings, Inc.	58,029	291,306
Bryn Mawr Bank Corp.	2,149	38,145
Capital City Bank Group, Inc.	6,535	95,607
CapitalSource, Inc.	164,756	682,090
Capitol Bancorp Ltd. (c)	7,732	36,340
Cascade Bancorp (c)	17,960	24,066
Cathay General Bancorp	42,159	389,549
Center Bancorp, Inc. (c)	5,075	46,030
Central Pacific Financial Corp. (c)	43,309	120,399
Chemical Financial Corp.	23,201	485,597
Citizens & Northern Corp.	10,210	186,639
Citizens Banking Corp., Michigan (a)	60,213	45,160
City Bank Lynnwood, Washington (c)	15,020	46,262
City Holding Co. (c)	18,741	596,713
City National Corp.	26,500	1,046,750
CoBiz, Inc. (c)	13,382	63,297
Columbia Banking Systems, Inc. (c)	14,593	239,471
Comerica, Inc.	109,000	2,907,030
Commerce Bancshares, Inc.	48,000	1,763,040
Community Bank System, Inc.	31,618	563,749
Community Capital Corp.	483	1,328
Community Trust Bancorp, Inc.	13,467	360,377
Cullen/Frost Bankers, Inc.	44,600	2,197,888
CVB Financial Corp.	87,295	611,938
East West Bancorp, Inc. (c)	62,046	571,444
Eastern Virgina Bankshares, Inc.	955	8,022
Enterprise Financial Services Corp.	4,000	45,000
Fidelity Southern Corp.	3,531	10,628
Fifth Third Bancorp	420,000	4,594,800
Financial Institutions, Inc.	2,005	24,261
First Bancorp, North Carolina (c)	10,694	187,573
First Bancorp, Puerto Rico (c)	61,810	197,174
First Busey Corp. (c)	20,930	130,185
First Citizen Bancshares, Inc.	4,345	601,435
First Commonwealth Financial Corp.	70,774	435,968
First Community Bancshares, Inc.	8,000	100,160
First Financial Bancorp, Ohio	35,240	297,426
First Financial Bankshares, Inc.	16,246	809,701
First Financial Corp., Indiana	10,280	310,148
First Horizon National Corp. (c)	153,049	2,047,796
First M&F Corp.	2,524	9,011
First Merchants Corp.	29,096	206,582
First Midwest Bancorp, Inc., Delaware (c)	45,414	465,948
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Regional Bancorp (a)(c)	6,000	$ 6,600
First State Bancorp. (a)	16,034	20,363
First United Corp.	3,511	36,585
FirstMerit Corp.	60,880	1,094,014
FNB Corp., North Carolina	2,866	7,136
FNB Corp., Pennsylvania	100,799	713,657
Frontier Financial Corp., Washington (c)	26,384	20,316
Fulton Financial Corp.	155,049	1,138,060
Glacier Bancorp, Inc.	58,280	868,955
Great Southern Bancorp, Inc. (c)	7,927	166,863
Green Bankshares, Inc. (c)	8,074	50,382
Guaranty Bancorp (a)	16,227	27,586
Hancock Holding Co.	21,218	812,862
Hanmi Financial Corp. (a)(c)	31,850	48,094
Harleysville National Corp., Pennsylvania (c)	35,764	206,001
Hawthorn Bancshares, Inc.	1,490	15,556
Heartland Financial USA, Inc.	8,001	119,775
Heritage Commerce Corp.	7,114	32,867
Heritage Financial Corp., Washington	1,630	20,897
Home Bancshares, Inc.	26,545	537,536
Horizon Financial Corp. (c)	11,055	9,507
Huntington Bancshares, Inc.	350,000	1,596,000
IBERIABANK Corp. (c)	31,187	1,511,322
Independent Bank Corp., Massachusetts (c)	30,181	699,294
Independent Bank Corp., Michigan	13,306	23,685
Integra Bank Corp.	11,329	16,427
International Bancshares Corp. (c)	45,000	694,800
Intervest Bancshares Corp. Class A (a)	7,165	21,495
Investors Bancorp, Inc. (a)	40,000	369,600
Irwin Financial Corp. (a)	12,090	11,969
KeyCorp	581,216	3,870,899
Lakeland Bancorp, Inc.	10,000	88,600
Lakeland Financial Corp.	8,000	159,120
M&T Bank Corp. (c)	65,942	4,072,578
Macatawa Bank Corp. (a)(c)	13,284	30,155
MainSource Financial Group, Inc.	8,776	56,517
Marshall & Ilsley Corp.	269,966	1,922,158
MB Financial, Inc. (c)	34,327	475,429
MBT Financial Corp.	1,800	3,798
Merchants Bancshares, Inc.	4,149	99,576
Midsouth Bancorp, Inc.	4,009	63,783
Midwest Banc Holdings, Inc. (c)	4,350	2,784
Nara Bancorp, Inc.	20,658	180,758
National Penn Bancshares, Inc. (c)	79,304	444,102
NBT Bancorp, Inc.	22,921	518,015
NewBridge Bancorp	8,389	18,204
North Valley Bancorp	4,941	18,282
Northern States Financial Corp. (a)	1,314	5,650
Northrim Bancorp, Inc.	3,414	51,551

	Shares	Value
Northway Financial, Inc.	998	$ 8,234
Old National Bancorp, Indiana	56,743	603,746
Old Second Bancorp, Inc. (c)	7,309	40,346
Oriental Financial Group, Inc. (c)	23,277	315,171
Pacific Capital Bancorp (c)	107,005	260,022
Pacific Premier Bancorp, Inc. (a)	40	167
PacWest Bancorp	40,763	803,439
Park National Corp.	8,529	510,631
Peoples Bancorp, Inc.	1,660	26,245
Peoples Financial Corp., Mississippi	3,102	58,256
Pinnacle Financial Partners, Inc. (a)(c)	22,752	342,873
PNC Financial Services Group, Inc. (c)	330,728	14,085,706
Popular, Inc. (c)	277,216	596,014
Preferred Bank, Los Angeles California	6,582	22,708
Princeton National Bancorp, Inc.	2,956	52,558
PrivateBancorp, Inc.	39,798	959,530
Prosperity Bancshares, Inc. (c)	38,585	1,332,340
Regions Financial Corp.	792,817	4,645,908
Renasant Corp. (c)	26,193	398,657
Republic Bancorp, Inc., Kentucky Class A	21,178	449,821
Royal Bancshares of Pennsylvania, Inc. Class A (a)	3,140	5,464
S&T Bancorp, Inc.	33,224	460,152
S.Y. Bancorp, Inc.	7,621	169,415
Sandy Spring Bancorp, Inc.	12,869	202,172
SCBT Financial Corp. (c)	10,000	256,500
Seacoast Banking Corp., Florida	15,254	43,169
Shore Bancshares, Inc.	3,440	60,578
Signature Bank, New York (a)(c)	35,833	1,087,890
Simmons First National Corp. Class A	10,974	309,138
South Financial Group, Inc. (c)	77,559	136,504
Southside Bancshares, Inc.	10,089	218,124
Southwest Bancorp, Inc., Oklahoma	11,359	146,872
State Bancorp, Inc., New York	4,423	35,738
StellarOne Corp.	13,915	194,532
Sterling Bancorp, New York	14,289	108,596
Sterling Bancshares, Inc. (c)	95,935	762,683
Sterling Financial Corp., Washington (c)	32,433	68,758
Suffolk Bancorp	11,495	332,780
Sun Bancorp, Inc., New Jersey	3,985	22,157
SunTrust Banks, Inc.	339,380	7,931,311
Superior Bancorp (a)	3,571	9,427
Susquehanna Bancshares, Inc., Pennsylvania (c)	59,662	348,426
SVB Financial Group (a)(c)	27,721	1,101,910
Synovus Financial Corp.	245,065	906,741
Taylor Capital Group, Inc. (a)(c)	7,332	48,904
TCF Financial Corp. (c)	85,000	1,169,600
Texas Capital Bancshares, Inc. (a)(c)	37,386	618,738
TIB Financial Corp. (c)	2,255	3,315
Tompkins Financial Corp.	6,441	281,472
TowneBank (c)	21,000	265,440
Trico Bancshares	14,031	237,685
Trustmark Corp.	48,414	921,318
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,320,940	$ 29,879,663
UCBH Holdings, Inc. (c)	76,200	100,584
UMB Financial Corp.	21,290	852,239
Umpqua Holdings Corp. (c)	61,601	635,106
Union Bankshares Corp.	7,261	122,057
United Bankshares, Inc., West Virginia	33,000	647,790
United Community Banks, Inc., Georgia (c)	44,050	296,897
Univest Corp. of Pennsylvania	4,000	83,080
Valley National Bancorp	110,250	1,285,515
Virginia Commerce Bancorp, Inc. (a)	28,207	99,853
VIST Financial Corp.	1,594	9,325
W Holding Co., Inc. (c)	1,270	12,637
Washington Banking Co., Oak Harbor	6,532	64,210
Washington Trust Bancorp, Inc. (c)	8,654	151,012
Webster Financial Corp. (c)	73,147	956,031
Wells Fargo & Co.	3,393,547	93,390,413
WesBanco, Inc.	21,326	313,066
West Coast Bancorp, Oregon (c)	16,191	39,344
Westamerica Bancorp.	26,362	1,355,798
Western Alliance Bancorp. (a)(c)	56,306	412,723
Whitney Holding Corp.	43,848	395,070
Wilmington Trust Corp., Delaware (c)	49,762	698,161
Wilshire Bancorp, Inc. (c)	14,330	118,652
Wintrust Financial Corp. (c)	31,370	868,008
Zions Bancorp (c)	95,577	1,688,846
		244,658,101
Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	28,794	165,278
Advanta Corp. Class B	19,860	13,920
American Express Co. (c)	790,364	26,730,110
AmeriCredit Corp. (a)(c)	40,315	695,837
Capital One Financial Corp. (c)	333,623	12,440,802
Cash America International, Inc. (c)	19,680	551,630
CompuCredit Holdings Corp. (a)(c)	12,844	56,128
Consumer Portfolio Services, Inc. (a)	2,866	2,665
Discover Financial Services (c)	394,574	5,425,393
Dollar Financial Corp. (a)(c)	20,747	361,620
EZCORP, Inc. (non-vtg.) Class A (a)(c)	38,049	508,715
First Cash Financial Services, Inc. (a)(c)	23,673	444,816
First Marblehead Corp. (a)	26,295	69,419
Nelnet, Inc. Class A (a)(c)	25,839	381,384
Rewards Network, Inc. (a)	939	12,395
SLM Corp. (a)(c)	363,597	3,236,013
Student Loan Corp.	1,260	61,942
World Acceptance Corp. (a)(c)	25,221	656,503
		51,814,570
Diversified Financial Services - 3.7%
Asset Acceptance Capital Corp. (a)(c)	7,523	54,767
Asta Funding, Inc. (c)	5,197	45,474

	Shares	Value
Bank of America Corp.	5,752,809	$ 101,191,910
CIT Group, Inc. (c)	317,960	553,250
Citigroup, Inc.	8,415,911	42,079,555
CME Group, Inc.	50,212	14,613,700
Encore Capital Group, Inc. (a)(c)	11,268	167,893
Financial Federal Corp.	19,924	466,620
Interactive Brokers Group, Inc. (a)	34,107	647,351
IntercontinentalExchange, Inc. (a)(c)	53,216	4,991,661
JPMorgan Chase & Co.	2,804,785	121,895,956
KKR Financial Holdings LLC	220,353	850,563
Leucadia National Corp. (a)(c)	132,195	3,287,690
Life Partners Holdings, Inc. (c)	17,373	297,773
MarketAxess Holdings, Inc. (a)	26,498	293,863
Marlin Business Services Corp. (a)	13,466	100,995
Medallion Financial Corp.	100	835
MicroFinancial, Inc.	100	345
Moody's Corp.	140,000	3,813,600
MSCI, Inc. Class A (a)	72,434	2,131,008
NewStar Financial, Inc. (a)	20,000	55,200
NYSE Euronext	188,669	5,346,879
PHH Corp. (a)(c)	82,017	1,743,681
PICO Holdings, Inc. (a)(c)	13,929	461,468
Portfolio Recovery Associates, Inc. (a)(c)	12,533	550,449
Resource America, Inc. Class A	2,747	13,982
Teton Advisors, Inc.	106	38
The NASDAQ Stock Market, Inc. (a)(c)	110,764	2,431,270
		308,087,776
Insurance - 4.0%
21st Century Holding Co. (c)	1,486	5,483
AFLAC, Inc.	354,157	14,385,857
Alleghany Corp.	4,397	1,220,607
Allied World Assurance Co. Holdings Ltd.	27,000	1,250,910
Allstate Corp.	396,330	11,648,139
AMBAC Financial Group, Inc. (c)	170,549	300,166
American Equity Investment Life Holding Co. (c)	59,688	481,682
American Financial Group, Inc.	55,143	1,414,418
American Independence Corp. (a)	587	2,583
American International Group, Inc. (c)	79,246	3,592,221
American National Insurance Co.	11,084	957,325
American Physicians Capital, Inc.	15,330	457,447
Amerisafe, Inc. (a)	26,805	457,829
Amtrust Financial Services, Inc. (c)	27,691	349,737
Aon Corp. (c)	178,050	7,435,368
Arch Capital Group Ltd. (a)	42,274	2,746,542
Argo Group International Holdings, Ltd. (a)	30,409	1,074,046
Arthur J. Gallagher & Co. (c)	69,000	1,640,130
Aspen Insurance Holdings Ltd.	70,807	1,798,498
Assurant, Inc.	85,940	2,573,903
Assured Guaranty Ltd.	71,694	1,426,711
Axis Capital Holdings Ltd. (c)	101,545	3,095,092
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Baldwin & Lyons, Inc. Class B	4,120	$ 91,134
Berkshire Hathaway, Inc. Class A (a)	886	89,353,100
Brown & Brown, Inc. (c)	81,000	1,609,470
Cincinnati Financial Corp.	107,685	2,769,658
Citizens, Inc. Class A (a)(c)	10,251	69,809
CNA Financial Corp. (c)	15,858	388,045
CNA Surety Corp. (a)	10,202	162,008
Conseco, Inc. (a)(c)	255,122	1,094,473
Crawford & Co. Class B (a)(c)	12,173	56,361
Delphi Financial Group, Inc. Class A	36,189	845,737
Donegal Group, Inc. Class A	4,000	58,720
eHealth, Inc. (a)(c)	26,465	489,603
EMC Insurance Group	5,875	126,313
Employers Holdings, Inc.	42,267	627,242
Endurance Specialty Holdings Ltd.	38,455	1,325,544
Enstar Group Ltd. (a)	5,811	359,585
Erie Indemnity Co. Class A (c)	22,010	851,127
Everest Re Group Ltd.	42,336	3,569,348
FBL Financial Group, Inc. Class A	15,106	256,802
Fidelity National Financial, Inc. Class A	156,945	2,357,314
First Acceptance Corp. (a)	4,717	13,302
First Mercury Financial Corp.	26,399	382,522
Flagstone Reinsurance Holdings Ltd.	22,474	244,068
FPIC Insurance Group, Inc. (a)	10,826	345,458
Gainsco, Inc. (a)	24	339
Genworth Financial, Inc. Class A (c)	282,624	2,984,509
Greenlight Capital Re, Ltd. (a)	15,000	274,500
Hanover Insurance Group, Inc. (c)	35,000	1,431,150
Harleysville Group, Inc.	9,568	310,099
Hartford Financial Services Group, Inc.	286,090	6,786,055
HCC Insurance Holdings, Inc. (c)	77,000	2,035,880
Hilltop Holdings, Inc. (a)	49,607	609,174
Horace Mann Educators Corp.	44,112	540,372
Independence Holding Co.	2,923	17,713
Infinity Property & Casualty Corp.	16,435	722,647
Investors Title Co.	1,263	39,406
IPC Holdings Ltd.	43,667	1,415,684
Kansas City Life Insurance Co.	1,314	46,976
Lincoln National Corp. (c)	204,079	5,150,954
Loews Corp.	254,636	8,695,819
Maiden Holdings Ltd.	60,916	465,398
Markel Corp. (a)(c)	6,839	2,249,074
Marsh & McLennan Companies, Inc.	381,000	8,968,740
Max Capital Group Ltd.	52,456	1,073,250
MBIA, Inc. (a)(c)	173,949	1,168,937
Meadowbrook Insurance Group, Inc.	54,430	433,807
Mercury General Corp.	16,723	621,259
MetLife, Inc. (c)	438,139	16,544,129
Montpelier Re Holdings Ltd. (c)	74,764	1,202,953
National Financial Partners Corp. (c)	44,490	349,247
National Security Group, Inc.	1,845	15,111

	Shares	Value
National Western Life Insurance Co. Class A	1,133	$ 186,616
Navigators Group, Inc. (a)(c)	13,450	698,055
Nymagic, Inc.	5,552	88,443
OdysseyRe Holdings Corp.	12,963	656,576
Old Republic International Corp.	158,026	1,882,090
OneBeacon Insurance Group Ltd.	23,931	328,573
PartnerRe Ltd.	40,706	3,008,580
Phoenix Companies, Inc. (a)(c)	71,358	211,933
Platinum Underwriters Holdings Ltd.	39,456	1,430,280
PMA Capital Corp. Class A (a)	23,448	129,198
Presidential Life Corp.	6,351	62,875
Principal Financial Group, Inc. (c)	215,583	6,122,557
ProAssurance Corp. (a)(c)	21,839	1,146,548
Progressive Corp. (a)(c)	462,697	7,643,754
Protective Life Corp. (c)	64,249	1,384,566
Prudential Financial, Inc.	320,061	16,188,685
Reinsurance Group of America, Inc.	44,985	1,936,604
RenaissanceRe Holdings Ltd.	45,609	2,483,410
RLI Corp. (c)	12,647	670,417
Safety Insurance Group, Inc.	13,214	424,566
SeaBright Insurance Holdings, Inc. (a)	44,303	443,473
Selective Insurance Group, Inc.	40,110	682,672
StanCorp Financial Group, Inc.	33,116	1,253,441
State Auto Financial Corp.	7,238	124,276
Stewart Information Services Corp. (c)	24,933	353,301
The Chubb Corp. (c)	255,990	12,643,346
The First American Corp.	58,039	1,829,389
The Travelers Companies, Inc.	433,942	21,879,356
Torchmark Corp. (c)	61,000	2,599,210
Tower Group, Inc.	37,952	910,468
Transatlantic Holdings, Inc.	42,000	2,052,120
Unico American Corp.	4,102	36,918
United America Indemnity Ltd. Class A (a)	31,894	198,700
United Fire & Casualty Co.	23,328	466,793
Unitrin, Inc.	41,693	789,248
Unum Group (c)	252,914	5,698,152
UTG, Inc. (a)	300	2,700
Validus Holdings Ltd. (c)	33,436	857,968
W.R. Berkley Corp.	100,000	2,555,000
Wesco Financial Corp.	700	211,400
White Mountains Insurance Group Ltd.	7,774	2,425,488
XL Capital Ltd. Class A	246,803	4,282,032
Zenith National Insurance Corp. (c)	29,762	802,384
		339,696,780
Real Estate Investment Trusts - 2.0%
Acadia Realty Trust (SBI) (c)	35,164	538,361
Agree Realty Corp.	8,779	182,691
Alesco Financial, Inc. (a)	80,057	67,248
Alexanders, Inc. (c)	2,401	680,203
Alexandria Real Estate Equities, Inc. (c)	26,532	1,478,098
AMB Property Corp. (SBI) (c)	99,264	2,266,197
American Campus Communities, Inc.	36,771	956,414
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp.	20,193	$ 502,604
Annaly Capital Management, Inc. (c)	400,000	6,936,000
Anthracite Capital, Inc. (c)	24,616	20,924
Anworth Mortgage Asset Corp. (c)	100,606	753,539
Apartment Investment & Management Co. Class A	102,089	1,242,423
Arbor Realty Trust, Inc. (c)	16,496	32,002
Arlington Asset Investment Corp. (a)	117,368	61,031
Ashford Hospitality Trust, Inc. (c)	84,350	259,798
Associated Estates Realty Corp.	9,366	78,112
AvalonBay Communities, Inc. (c)	56,068	3,612,461
BioMed Realty Trust, Inc. (c)	70,370	948,588
Boston Properties, Inc. (c)	99,574	6,032,193
Brandywine Realty Trust (SBI) (c)	94,156	998,995
BRE Properties, Inc.	30,699	867,861
BRT Realty Trust	5,453	28,628
Camden Property Trust (SBI) (c)	44,453	1,631,425
Capital Trust, Inc. Class A (c)	10,158	31,388
CapLease, Inc. (c)	36,578	151,799
Capstead Mortgage Corp. (c)	62,067	847,215
Care Investment Trust, Inc.	10,413	73,203
CBL & Associates Properties, Inc. (c)	107,969	1,011,670
Cedar Shopping Centers, Inc.	41,816	268,877
Chimera Investment Corp. (c)	423,047	1,607,579
Colonial Properties Trust (SBI) (c)	37,575	339,302
Corporate Office Properties Trust (SBI) (c)	35,000	1,290,100
Cousins Properties, Inc.	54,303	450,172
DCT Industrial Trust, Inc. (c)	180,385	952,433
Developers Diversified Realty Corp. (c)	101,468	795,509
DiamondRock Hospitality Co. (c)	85,378	584,839
Digital Realty Trust, Inc.	47,842	2,084,954
Douglas Emmett, Inc. (c)	104,380	1,264,042
Duke Realty LP (c)	153,138	1,764,150
DuPont Fabros Technology, Inc. (c)	16,600	217,128
EastGroup Properties, Inc.	28,128	1,058,738
Education Realty Trust, Inc.	23,412	136,960
Entertainment Properties Trust (SBI) (c)	29,349	920,385
Equity Lifestyle Properties, Inc. (c)	17,301	696,365
Equity One, Inc.	14,649	230,722
Equity Residential (SBI) (c)	200,000	5,462,000
Essex Property Trust, Inc. (c)	17,443	1,301,422
Extra Space Storage, Inc. (c)	77,216	764,438
Federal Realty Investment Trust (SBI)	41,592	2,594,093
FelCor Lodging Trust, Inc. (c)	96,391	396,167
First Industrial Realty Trust, Inc. (c)	24,246	126,807
First Potomac Realty Trust	52,304	559,130
Franklin Street Properties Corp.	67,924	965,200
Getty Realty Corp.	20,489	483,336
Gladstone Commercial Corp.	1,075	14,448
Glimcher Realty Trust	20,141	81,168
Government Properties Income Trust	14,127	301,329

	Shares	Value
Gramercy Capital Corp. (a)	15,559	$ 25,517
Hatteras Financial Corp. (c)	33,076	988,642
HCP, Inc. (c)	197,000	5,610,560
Health Care REIT, Inc. (c)	82,000	3,502,220
Healthcare Realty Trust, Inc.	50,617	1,095,858
Hersha Hospitality Trust	41,950	130,045
Highwoods Properties, Inc. (SBI) (c)	47,000	1,380,390
Home Properties, Inc.	20,000	759,400
Hospitality Properties Trust (SBI) (c)	73,330	1,336,073
Host Hotels & Resorts, Inc. (c)	437,738	4,364,248
HRPT Properties Trust (SBI) (c)	157,536	1,020,833
Inland Real Estate Corp.	49,435	414,265
Invesco Mortgage Capital, Inc.	18,501	372,055
Investors Real Estate Trust	59,579	551,702
iStar Financial, Inc. (c)	83,192	175,535
Kilroy Realty Corp. (c)	46,235	1,281,172
Kimco Realty Corp. (c)	272,000	3,413,600
Kite Realty Group Trust	25,000	91,000
LaSalle Hotel Properties (SBI) (c)	44,880	742,764
Lexington Corporate Properties Trust	156,307	728,391
Liberty Property Trust (SBI) (c)	69,000	2,261,130
LTC Properties, Inc.	24,292	618,717
Mack-Cali Realty Corp.	54,500	1,745,635
Maguire Properties, Inc. (a)(c)	23,156	25,008
Medical Properties Trust, Inc.	102,197	773,631
MFA Financial, Inc.	203,114	1,608,663
Mid-America Apartment Communities, Inc. (c)	25,168	1,101,855
Mission West Properties, Inc.	21,235	146,522
Monmouth Real Estate Investment Corp. Class A	6,448	45,007
National Health Investors, Inc.	21,217	702,283
National Retail Properties, Inc. (c)	52,876	1,085,016
Nationwide Health Properties, Inc. (c)	72,093	2,298,325
Newcastle Investment Corp.	28,577	47,724
NorthStar Realty Finance Corp. (c)	106,156	403,393
Omega Healthcare Investors, Inc. (c)	63,998	1,082,206
One Liberty Properties, Inc.	12,631	113,932
Parkway Properties, Inc.	46,259	837,288
Pennsylvania Real Estate Investment Trust (SBI)	63,690	422,265
Pennymac Mortgage Investment Trust	12,276	242,451
Plum Creek Timber Co., Inc. (c)	114,000	3,453,060
Post Properties, Inc. (c)	42,576	725,495
Potlatch Corp. (c)	30,259	880,537
ProLogis Trust (c)	325,108	3,615,201
PS Business Parks, Inc.	15,160	802,419
Public Storage	95,000	6,702,250
RAIT Financial Trust (SBI) (c)	28,276	80,869
Ramco-Gershenson Properties Trust (SBI) (c)	27,394	288,185
Rayonier, Inc.	56,000	2,405,200
Realty Income Corp.	72,902	1,862,646
Redwood Trust, Inc. (c)	60,106	963,499
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Regency Centers Corp. (c)	55,782	$ 1,871,486
Resource Capital Corp.	19,474	84,128
Saul Centers, Inc.	10,424	339,718
Senior Housing Properties Trust (SBI) (c)	78,327	1,571,240
Simon Property Group, Inc.	208,081	13,238,113
SL Green Realty Corp. (c)	53,400	1,884,486
Sovran Self Storage, Inc. (c)	25,331	744,478
Starwood Property Trust, Inc.	32,660	646,341
Strategic Hotel & Resorts, Inc.	85,107	116,597
Sun Communities, Inc. (c)	32,457	579,682
Sunstone Hotel Investors, Inc. (c)	30,320	189,803
Tanger Factory Outlet Centers, Inc. (c)	23,479	883,280
Taubman Centers, Inc. (c)	36,964	1,170,650
The Macerich Co. (c)	55,457	1,589,398
Transcontinental Realty Investors, Inc. (a)	600	6,336
U-Store-It Trust (c)	33,000	213,510
UDR, Inc. (c)	101,880	1,303,045
UMH Properties, Inc.	5,458	44,101
Universal Health Realty Income Trust (SBI)	9,854	330,996
Urstadt Biddle Properties, Inc.	365	5,238
Urstadt Biddle Properties, Inc. Class A	30,152	466,451
Ventas, Inc. (c)	114,000	4,469,940
Vornado Realty Trust (c)	119,506	6,873,985
Walter Investment Management Corp.	14,410	208,080
Washington (REIT) (SBI)	40,563	1,093,578
Weingarten Realty Investors (SBI)	90,424	1,795,821
Winthrop Realty Trust	5,716	52,301
		167,100,328
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	1,964	37,493
Brookfield Properties Corp.	207,660	2,278,032
CB Richard Ellis Group, Inc. Class A (a)(c)	182,302	2,158,456
Consolidated-Tomoka Land Co.	2,829	98,845
Forest City Enterprises, Inc. Class A (c)	83,148	769,119
Forestar Group, Inc. (a)(c)	26,562	383,555
Jones Lang LaSalle, Inc. (c)	30,032	1,407,900
Maui Land & Pineapple, Inc. (a)	300	1,881
Tejon Ranch Co. (a)(c)	10,008	255,905
The St. Joe Co. (a)(c)	66,000	2,164,800
Thomas Properties Group, Inc.	17,236	36,885
		9,592,871
Thrifts & Mortgage Finance - 0.3%
Anchor BanCorp Wisconsin, Inc.	23,617	31,174
Astoria Financial Corp. (c)	81,000	834,300
Bank Mutual Corp.	51,972	456,834
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (c)	2,150	8,729
BankFinancial Corp.	10,309	101,131
BCSB Bancorp, Inc. (a)	1,892	17,520
Beneficial Mutual Bancorp, Inc. (a)(c)	40,486	359,921

	Shares	Value
Berkshire Hills Bancorp, Inc.	10,481	$ 235,927
Brookline Bancorp, Inc., Delaware (c)	70,300	733,932
Camco Financial Corp.	404	949
Capitol Federal Financial (c)	19,206	617,089
CFS Bancorp, Inc.	800	3,200
Charter Financial Corp., Georgia	976	12,688
Citizens South Banking Corp., Delaware	4,457	24,157
Clifton Savings Bancorp, Inc.	17,436	183,775
Corus Bankshares, Inc. (a)(c)	27,734	7,488
Danvers Bancorp, Inc.	12,572	161,676
Dime Community Bancshares, Inc.	60,270	675,024
Doral Financial Corp. (a)(c)	1,074	3,351
ESB Financial Corp.	6,022	80,695
ESSA Bancorp, Inc.	5,000	63,300
Fannie Mae (c)	571,925	1,103,815
Farmer Mac Class C (non-vtg.)	7,000	58,450
First Defiance Financial Corp.	3,662	60,936
First Financial Holdings, Inc. (c)	7,180	128,809
First Financial Service Corp.	2,933	42,558
First Niagara Financial Group, Inc.	119,100	1,557,828
First Place Financial Corp.	7,637	24,591
Flagstar Bancorp, Inc. (a)	25,355	20,284
Flushing Financial Corp.	14,744	193,884
Freddie Mac (a)(c)	381,911	874,576
Guaranty Federal Bancshares, Inc. (a)	1,075	5,848
HF Financial Corp.	3,182	41,366
Hingham Institution for Savings	1,751	55,769
Hudson City Bancorp, Inc. (c)	345,000	4,526,400
Indiana Community Bancorp	2,634	25,023
MGIC Investment Corp. (c)	138,604	1,126,851
NASB Financial, Inc. (c)	1,400	43,092
New York Community Bancorp, Inc. (c)	260,000	2,766,400
NewAlliance Bancshares, Inc. (c)	74,000	870,240
Northwest Bancorp, Inc. (c)	16,404	336,282
OceanFirst Financial Corp.	6,806	88,478
Ocwen Financial Corp. (a)(c)	53,024	548,798
Oritani Financial Corp. (c)	4,300	57,362
Pamrapo Bancorp, Inc.	3,273	20,522
Parkvale Financial Corp.	597	5,474
People's United Financial, Inc. (c)	127,000	2,039,620
Provident Financial Holdings, Inc.	1,612	12,993
Provident Financial Services, Inc.	44,816	493,872
Provident New York Bancorp	51,443	473,790
PVF Capital Corp.	4,876	10,581
Radian Group, Inc.	83,311	763,962
Riverview Bancorp, Inc.	7,997	28,149
TF Financial Corp.	1,890	33,377
TFS Financial Corp. (c)	82,949	945,619
The PMI Group, Inc.	44,028	147,054
TierOne Corp. (a)	11,942	27,944
Timberland Bancorp, Inc.	5,856	28,519
Tree.com, Inc. (a)	3,810	26,861
Triad Guaranty, Inc. (a)(c)	5,075	7,917
Trustco Bank Corp., New York	74,801	465,262
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
United Community Financial Corp., Ohio	12,927	$ 19,132
ViewPoint Financial Group	10,000	125,200
Washington Federal, Inc. (c)	75,000	1,113,000
Westfield Financial, Inc.	30,000	274,500
WSFS Financial Corp. (c)	4,835	134,026
		26,367,874
TOTAL FINANCIALS		1,372,643,568
HEALTH CARE - 13.0%
Biotechnology - 2.0%
Aastrom Biosciences, Inc. (a)	1,900	779
Abraxis BioScience, Inc. (a)	2,220	59,762
Acadia Pharmaceuticals, Inc. (a)(c)	22,950	134,028
Acorda Therapeutics, Inc. (a)(c)	30,000	678,600
Alexion Pharmaceuticals, Inc. (a)(c)	66,653	3,008,716
Alkermes, Inc. (a)	76,000	687,800
Allos Therapeutics, Inc. (a)(c)	50,679	372,491
Alnylam Pharmaceuticals, Inc. (a)	32,109	716,673
Amgen, Inc. (a)	766,098	45,766,695
Amylin Pharmaceuticals, Inc. (a)(c)	118,586	1,494,184
Anadys Pharmaceuticals, Inc. (a)	20,000	46,200
Antigenics, Inc. (a)(c)	5,388	11,153
Arena Pharmaceuticals, Inc. (a)(c)	152,303	708,209
ARIAD Pharmaceuticals, Inc. (a)	84,946	186,032
ArQule, Inc. (a)	4,060	22,005
Array Biopharma, Inc. (a)(c)	66,004	271,936
AVI BioPharma, Inc. (a)(c)	2,700	4,617
Avigen, Inc. (a)	1,600	2,032
BioCryst Pharmaceuticals, Inc. (a)(c)	12,030	150,014
Biogen Idec, Inc. (a)	215,551	10,822,816
BioMarin Pharmaceutical, Inc. (a)(c)	85,226	1,403,672
BioSphere Medical, Inc. (a)	800	2,768
Celera Corp. (a)	65,299	427,055
Celgene Corp. (a)(c)	350,446	18,282,768
Cell Genesys, Inc. (a)	103,415	35,337
Cell Therapeutics, Inc. (a)(c)	300,000	495,000
Cephalon, Inc. (a)(c)	49,000	2,789,570
Cepheid, Inc. (a)(c)	45,427	544,670
Cubist Pharmaceuticals, Inc. (a)(c)	45,855	948,281
CuraGen Corp. (a)	5,707	7,990
Cytokinetics, Inc. (a)	14,366	45,540
Dendreon Corp. (a)(c)	91,579	2,140,201
Dyax Corp. (a)	46,447	169,067
Dynavax Technologies Corp. (a)	35,880	64,584
Emergent BioSolutions, Inc. (a)	21,536	399,062
EntreMed, Inc. (a)	3,700	1,961
Enzon Pharmaceuticals, Inc. (a)(c)	46,219	331,390
Exact Sciences Corp. (a)	3,245	6,977
Facet Biotech Corp. (a)	16,400	164,656

	Shares	Value
GenVec, Inc. (a)(c)	20,350	$ 15,334
Genzyme Corp. (a)(c)	197,088	10,979,772
Geron Corp. (a)(c)	84,098	597,096
Gilead Sciences, Inc. (a)(c)	683,522	30,799,501
GTC Biotherapeutics, Inc. (a)	410	746
GTx, Inc. (a)(c)	15,000	141,150
Halozyme Therapeutics, Inc. (a)(c)	53,616	398,903
Hemispherx Biopharma, Inc. (a)(c)	800	1,776
Human Genome Sciences, Inc. (a)	118,259	2,339,163
Idenix Pharmaceuticals, Inc. (a)	4,502	13,776
Idera Pharmaceuticals, Inc. (a)(c)	9,000	68,310
ImmunoGen, Inc. (a)(c)	41,749	304,350
Immunomedics, Inc. (a)	5,227	28,801
Incyte Corp. (a)(c)	111,927	737,599
Infinity Pharmaceuticals, Inc. (a)	53	371
InterMune, Inc. (c)	40,081	608,430
Isis Pharmaceuticals, Inc. (a)(c)	74,678	1,205,303
Keryx Biopharmaceuticals, Inc. (a)	23,883	31,526
La Jolla Pharmaceutical Co. (a)	2,083	479
Lexicon Pharmaceuticals, Inc. (a)	6,506	9,824
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)(c)	116,946	280,670
MannKind Corp. (a)(c)	62,676	488,246
Martek Biosciences (c)	37,649	924,283
Maxygen, Inc. (a)	29,687	210,184
Medarex, Inc. (a)(c)	120,200	1,923,200
Medivation, Inc. (a)(c)	28,094	711,340
Metabolix, Inc. (a)	16,896	163,891
Momenta Pharmaceuticals, Inc. (a)(c)	30,314	300,109
Myriad Genetics, Inc. (a)	72,648	2,220,849
Myriad Pharmaceuticals, Inc. (a)	80,016	360,072
Nabi Biopharmaceuticals (a)	12,447	37,963
Neurocrine Biosciences, Inc. (a)	15,860	47,421
Novavax, Inc. (a)(c)	6,883	41,573
NPS Pharmaceuticals, Inc. (a)	78,167	325,956
OncoGenex Pharmaceuticals, Inc. (a)	2,200	88,352
ONYX Pharmaceuticals, Inc. (a)(c)	40,824	1,309,226
Orchid Cellmark, Inc. (a)	3,164	5,537
OREXIGEN Therapeutics, Inc. (a)(c)	12,000	95,040
Orthologic Corp. (a)	7,445	4,988
OSI Pharmaceuticals, Inc. (a)(c)	39,211	1,310,432
Osiris Therapeutics, Inc. (a)(c)	16,000	233,920
PDL BioPharma, Inc.	92,000	832,600
Peregrine Pharmaceuticals, Inc. (a)	8,337	6,419
Pharmasset, Inc. (a)	18,329	338,353
Progenics Pharmaceuticals, Inc. (a)(c)	24,778	130,580
Regeneron Pharmaceuticals, Inc. (a)	51,359	1,167,390
Repligen Corp. (a)	6,096	30,602
Rigel Pharmaceuticals, Inc. (a)(c)	54,426	383,703
Sangamo Biosciences, Inc. (a)	43,327	303,722
Savient Pharmaceuticals, Inc. (a)(c)	51,925	721,238
SciClone Pharmaceuticals, Inc. (a)(c)	7,834	38,073
Seattle Genetics, Inc. (a)(c)	42,640	522,340
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)(c)	192	$ 1,632
StemCells, Inc. (a)	7,323	11,936
Telik, Inc. (a)	13,264	11,672
Theravance, Inc. (a)(c)	50,642	788,496
Trimeris, Inc.	16,866	41,659
United Therapeutics Corp. (a)(c)	19,242	1,760,835
Vanda Pharmaceuticals, Inc. (a)	33,405	456,312
Vertex Pharmaceuticals, Inc. (a)(c)	130,092	4,866,742
Vical, Inc. (a)(c)	1,900	8,759
XOMA Ltd. (a)(c)	118,882	103,427
Zymogenetics, Inc. (a)(c)	47,216	277,630
		165,574,873
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc. (a)(c)	35,896	954,834
Abiomed, Inc. (a)	42,289	350,153
Accuray, Inc. (a)(c)	40,848	262,244
Align Technology, Inc. (a)(c)	51,536	690,582
American Medical Systems Holdings, Inc. (a)(c)	51,602	786,414
Analogic Corp. (c)	10,743	381,914
Angiodynamics, Inc. (a)	30,684	397,358
Aspect Medical Systems, Inc. (a)	6,586	42,348
Atrion Corp.	239	32,743
Baxter International, Inc.	455,905	25,950,113
Beckman Coulter, Inc.	48,897	3,311,305
Becton, Dickinson & Co.	167,357	11,651,394
BioLase Technology, Inc. (a)	4,009	8,459
Boston Scientific Corp. (a)(c)	1,101,272	12,939,946
C.R. Bard, Inc. (c)	70,228	5,658,972
Candela Corp. (a)	10,141	17,138
Cantel Medical Corp. (a)	25,300	340,032
Cardiac Science Corp. (a)	18,171	57,239
Cerus Corp. (a)(c)	7,762	16,378
Conceptus, Inc. (a)(c)	36,912	668,845
CONMED Corp. (a)(c)	22,708	404,884
Cooper Companies, Inc. (c)	29,278	799,875
Cryolife, Inc. (a)	24,384	181,661
Cutera, Inc. (a)	17,971	157,067
Cyberonics, Inc. (a)(c)	37,461	563,413
Cynosure, Inc. Class A (a)	4,942	54,115
DENTSPLY International, Inc. (c)	100,849	3,399,620
DexCom, Inc. (a)(c)	17,534	136,941
Edwards Lifesciences Corp. (a)(c)	41,172	2,547,723
ev3, Inc. (a)(c)	68,550	873,327
Exactech, Inc. (a)	2,735	40,669
Fonar Corp. (a)	837	1,574
Gen-Probe, Inc. (a)	36,069	1,390,460
Greatbatch, Inc. (a)(c)	28,241	608,029
Haemonetics Corp. (a)(c)	20,658	1,087,437
HealthTronics, Inc. (a)	8,119	20,785
Hill-Rom Holdings, Inc.	43,235	885,885

	Shares	Value
Hologic, Inc. (a)(c)	196,221	$ 3,227,835
Hospira, Inc. (a)(c)	112,521	4,398,446
I-Flow Corp. (a)	11,248	101,232
ICU Medical, Inc. (a)(c)	21,567	802,077
IDEXX Laboratories, Inc. (a)(c)	39,739	2,017,152
Immucor, Inc. (a)(c)	49,842	901,642
Insulet Corp. (a)(c)	6,260	57,655
Integra LifeSciences Holdings Corp. (a)(c)	16,514	558,008
Intuitive Surgical, Inc. (a)	28,146	6,268,396
Invacare Corp. (c)	38,841	841,296
Inverness Medical Innovations, Inc. (a)(c)	59,028	2,101,397
IRIS International, Inc. (a)	23,799	244,654
IVAX Diagnostics, Inc. (a)	3,600	2,304
Kensey Nash Corp. (a)	28,556	745,597
Kewaunee Scientific Corp.	1,601	21,309
Kinetic Concepts, Inc. (a)(c)	41,103	1,313,241
Masimo Corp. (a)(c)	37,353	938,307
Medical Action Industries, Inc. (a)	15,016	188,150
Medtronic, Inc. (c)	845,688	32,389,850
Meridian Bioscience, Inc. (c)	41,244	993,980
Merit Medical Systems, Inc. (a)(c)	27,493	496,249
Misonix, Inc. (a)	3,000	7,500
Natus Medical, Inc. (a)(c)	28,650	408,263
Neogen Corp. (a)(c)	17,263	483,364
Neoprobe Corp. (a)	100	125
NuVasive, Inc. (a)(c)	32,642	1,307,965
NxStage Medical, Inc. (a)(c)	36,056	222,826
OraSure Technologies, Inc. (a)	23,767	62,745
Orthofix International NV (a)	22,410	613,362
Osteotech, Inc. (a)	3,427	14,805
Otix Global, Inc. (a)	3,941	3,586
Palomar Medical Technologies, Inc. (a)	10,806	149,987
PLC Systems, Inc. (a)	400	124
Quidel Corp. (a)(c)	47,431	732,335
ResMed, Inc. (a)(c)	57,659	2,647,125
Retractable Technologies, Inc. (a)	6,105	6,349
RTI Biologics, Inc. (a)	25,405	115,593
Sirona Dental Systems, Inc. (a)	13,981	369,658
Somanetics Corp. (a)	11,971	156,581
SonoSite, Inc. (a)(c)	29,185	679,135
St. Jude Medical, Inc. (a)(c)	257,041	9,906,360
Staar Surgical Co. (a)	3,978	11,735
Stereotaxis, Inc. (a)(c)	28,535	100,443
Steris Corp.	32,480	942,570
Stryker Corp. (c)	224,885	9,323,732
SurModics, Inc. (a)(c)	22,713	519,901
Symmetry Medical, Inc. (a)	34,161	376,454
Synovis Life Technologies, Inc. (a)	11,000	173,030
Teleflex, Inc.	26,627	1,206,203
The Spectranetics Corp. (a)	20,955	122,168
Theragenics Corp. (a)	1,300	1,742
ThermoGenesis Corp. (a)	73,719	46,074
Thoratec Corp. (a)(c)	39,564	1,038,159
TomoTherapy, Inc. (a)	19,200	64,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Urologix, Inc. (a)	3,800	$ 4,598
Varian Medical Systems, Inc. (a)(c)	86,977	3,746,099
Volcano Corp. (a)(c)	43,320	619,476
West Pharmaceutical Services, Inc. (c)	24,982	1,004,027
Wright Medical Group, Inc. (a)(c)	34,533	560,816
Young Innovations, Inc.	2,508	58,888
Zimmer Holdings, Inc. (a)	160,481	7,598,775
Zoll Medical Corp. (a)(c)	21,697	390,112
		182,077,763
Health Care Providers & Services - 2.2%
Aetna, Inc.	332,000	9,462,000
Air Methods Corp. (a)(c)	15,951	544,408
Alliance Healthcare Services, Inc. (a)(c)	49,118	271,623
Almost Family, Inc. (a)	6,641	183,092
Amedisys, Inc. (a)	17,439	776,733
America Service Group, Inc.	11,000	200,640
American Dental Partners, Inc. (a)	4,710	60,853
AMERIGROUP Corp. (a)(c)	35,062	829,216
AmerisourceBergen Corp.	220,000	4,688,200
AMN Healthcare Services, Inc. (a)(c)	43,361	427,973
AmSurg Corp. (a)(c)	29,663	602,159
Animal Health International, Inc. (a)	5,300	10,706
Assisted Living Concepts, Inc. Class A (a)	9,800	198,254
Bio-Reference Laboratories, Inc. (a)(c)	18,564	617,067
BioScrip, Inc. (a)	8,518	50,086
Brookdale Senior Living, Inc.	34,111	542,024
Capital Senior Living Corp. (a)	30,965	166,901
Cardinal Health, Inc.	259,066	8,958,502
CardioNet, Inc. (a)	27,873	200,686
Catalyst Health Solutions, Inc. (a)	30,014	857,200
Centene Corp. (a)(c)	31,879	551,825
Chemed Corp.	15,700	683,578
Chindex International, Inc. (a)	10,687	144,702
CIGNA Corp. (c)	200,212	5,892,239
Clarient, Inc. (a)	3,500	13,755
Community Health Systems, Inc. (a)(c)	67,270	2,069,898
Corvel Corp. (a)(c)	2,959	88,948
Coventry Health Care, Inc. (a)(c)	104,184	2,274,337
Cross Country Healthcare, Inc. (a)(c)	33,894	312,164
DaVita, Inc. (a)(c)	79,000	4,085,090
Dialysis Corp. of America (a)	3,005	17,940
Emdeon, Inc. Class A	17,760	309,734
Emergency Medical Services Corp. Class A (a)(c)	18,209	825,778
Express Scripts, Inc. (a)	171,554	12,389,630
Five Star Quality Care, Inc. (a)	28,197	95,588
Genoptix, Inc. (a)(c)	7,604	218,159
Gentiva Health Services, Inc. (a)(c)	28,072	618,988
Hanger Orthopedic Group, Inc. (a)	31,595	442,646
Health Management Associates, Inc. Class A (a)(c)	199,688	1,379,844

	Shares	Value
Health Net, Inc. (a)	71,159	$ 1,090,156
HealthSouth Corp. (a)(c)	83,312	1,300,500
Healthspring, Inc. (a)	40,674	538,117
Healthways, Inc. (a)	39,343	514,606
Henry Schein, Inc. (a)(c)	61,518	3,259,224
HMS Holdings Corp. (a)(c)	18,275	687,323
Hooper Holmes, Inc. (a)	7,290	6,561
Humana, Inc. (a)(c)	121,000	4,319,700
InVentiv Health, Inc. (a)(c)	48,357	768,876
IPC The Hospitalist Co., Inc. (a)	11,000	324,940
Kindred Healthcare, Inc. (a)(c)	26,367	376,521
Laboratory Corp. of America Holdings (a)(c)	80,000	5,583,200
Landauer, Inc. (c)	12,764	702,531
LCA-Vision, Inc. (a)	8,343	45,219
LHC Group, Inc. (a)(c)	14,902	364,354
LifePoint Hospitals, Inc. (a)(c)	37,000	929,810
Lincare Holdings, Inc. (a)(c)	50,000	1,319,500
Magellan Health Services, Inc. (a)(c)	30,345	973,771
McKesson Corp.	202,352	11,505,735
Medcath Corp. (a)	8,479	77,328
Medco Health Solutions, Inc. (a)(c)	363,806	20,089,367
MEDNAX, Inc. (a)	31,000	1,614,170
Molina Healthcare, Inc. (a)(c)	9,814	198,734
MWI Veterinary Supply, Inc. (a)(c)	21,455	798,341
National Healthcare Corp.	4,894	187,049
NightHawk Radiology Holdings, Inc. (a)	15,857	98,789
Odyssey Healthcare, Inc. (a)(c)	41,774	538,049
Omnicare, Inc.	83,000	1,899,870
Owens & Minor, Inc.	32,151	1,422,682
Patterson Companies, Inc. (a)(c)	71,841	1,956,230
PDI, Inc. (a)	1,588	8,353
PharMerica Corp. (a)(c)	33,940	680,497
Providence Service Corp. (a)	15,408	175,035
PSS World Medical, Inc. (a)(c)	43,019	879,308
Psychiatric Solutions, Inc. (a)(c)	34,813	932,640
Quest Diagnostics, Inc. (c)	115,000	6,205,400
RehabCare Group, Inc. (a)	20,335	426,832
ResCare, Inc. (a)(c)	18,619	270,162
Rural/Metro Corp. (a)	7,404	28,653
Skilled Healthcare Group, Inc. (a)	39,556	299,043
SRI/Surgical Express, Inc. (a)	900	1,719
Sun Healthcare Group, Inc. (a)(c)	34,118	281,132
Sunrise Senior Living, Inc. (a)	36,429	80,508
Tenet Healthcare Corp. (a)	320,000	1,491,200
Triple-S Management Corp. (a)	23,521	436,079
U.S. Physical Therapy, Inc. (a)	12,075	175,329
UnitedHealth Group, Inc.	891,546	24,963,288
Universal American Financial Corp. (a)	39,049	358,470
Universal Health Services, Inc. Class B	35,000	2,056,600
VCA Antech, Inc. (a)(c)	61,413	1,519,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc. (a)	31,976	$ 776,058
WellPoint, Inc. (a)	362,077	19,135,769
		186,736,466
Health Care Technology - 0.1%
A.D.A.M., Inc. (a)	1,800	6,138
Allscripts-Misys Healthcare Solutions, Inc. (c)	36,249	538,298
AMICAS, Inc. (a)	9,737	34,566
athenahealth, Inc. (a)(c)	22,920	922,072
Cerner Corp. (a)(c)	47,500	2,931,225
Computer Programs & Systems, Inc. (c)	18,590	719,433
Eclipsys Corp. (a)(c)	40,841	684,495
HLTH Corp. (a)	72,138	1,046,722
IMS Health, Inc. (c)	130,000	1,801,800
MedAssets, Inc. (a)(c)	31,260	698,036
Medidata Solutions, Inc.	17,000	269,620
Merge Healthcare, Inc. (a)	11,344	36,301
Omnicell, Inc. (a)(c)	29,246	321,121
Phase Forward, Inc. (a)(c)	49,420	635,541
Quality Systems, Inc. (c)	16,154	869,731
Vital Images, Inc. (a)(c)	11,918	151,478
		11,666,577
Life Sciences Tools & Services - 0.6%
Accelrys, Inc. (a)	4,972	28,539
Affymetrix, Inc. (a)	95,802	739,591
Albany Molecular Research, Inc. (a)(c)	27,799	224,060
AMAG Pharmaceuticals, Inc. (a)(c)	17,373	712,988
Bio-Rad Laboratories, Inc. Class A (a)	13,098	1,129,833
Bruker BioSciences Corp. (a)(c)	56,937	577,911
Caliper Life Sciences, Inc. (a)	5,632	10,307
Cambrex Corp. (a)	21,547	117,862
Charles River Laboratories International, Inc. (a)(c)	48,000	1,655,520
Covance, Inc. (a)(c)	45,195	2,399,855
Cryo-Cell International, Inc. (a)	9,581	22,228
Dionex Corp. (a)(c)	14,117	848,996
Enzo Biochem, Inc. (a)	17,097	87,024
eResearchTechnology, Inc. (a)	63,136	397,125
Exelixis, Inc. (a)(c)	113,877	647,960
Harvard Bioscience, Inc. (a)	786	2,657
Illumina, Inc. (a)(c)	94,356	3,327,936
Kendle International, Inc. (a)	12,762	167,693
Life Technologies Corp. (a)	124,389	5,539,042
Luminex Corp. (a)(c)	37,497	572,954
Mettler-Toledo International, Inc. (a)(c)	23,066	2,015,968
Millipore Corp. (a)	40,500	2,682,315
Nektar Therapeutics (a)(c)	124,526	1,032,321
PAREXEL International Corp. (a)(c)	49,175	630,915
PerkinElmer, Inc. (c)	88,999	1,624,232
Pharmaceutical Product Development, Inc.	74,806	1,504,349

	Shares	Value
Sequenom, Inc. (a)(c)	154,479	$ 987,121
Strategic Diagnostics, Inc. (a)	3,100	5,425
Techne Corp. (c)	27,995	1,726,452
Thermo Fisher Scientific, Inc. (a)(c)	313,131	14,156,653
Varian, Inc. (a)	25,094	1,285,315
Waters Corp. (a)(c)	70,133	3,526,287
		50,387,434
Pharmaceuticals - 5.9%
Abbott Laboratories	1,162,124	52,562,869
Adolor Corp. (a)	25,094	41,154
Akorn, Inc. (a)	30,000	39,300
Alexza Pharmaceuticals, Inc. (a)	13,000	34,450
Allergan, Inc.	228,411	12,772,743
ARYx Therapeutics, Inc. (a)	12,000	41,280
Auxilium Pharmaceuticals, Inc. (a)(c)	39,949	1,150,132
AVANIR Pharmaceuticals Class A (a)(c)	21,996	42,232
BioMimetic Therapeutics, Inc. (a)(c)	5,508	64,829
Bristol-Myers Squibb Co.	1,475,322	32,648,876
Cadence Pharmaceuticals, Inc. (a)(c)	22,715	247,821
Columbia Laboratories, Inc. (a)	7,190	8,628
Cornerstone Therapeutics, Inc. (a)	9,000	58,590
CPEX Pharmaceuticals, Inc. (a)	293	2,652
Cypress Bioscience, Inc. (a)	50,273	349,900
DepoMed, Inc. (a)	8,176	25,509
Discovery Laboratories, Inc. (a)	3,800	1,900
Durect Corp. (a)	39,673	96,802
Eli Lilly & Co.	735,130	24,597,450
Emisphere Technologies, Inc. (a)	3,941	3,551
Endo Pharmaceuticals Holdings, Inc. (a)(c)	79,535	1,795,105
Forest Laboratories, Inc. (a)(c)	216,000	6,322,320
Hi-Tech Pharmacal Co., Inc. (a)(c)	2,015	30,447
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	897
Impax Laboratories, Inc. (a)	30,000	227,700
Inspire Pharmaceuticals, Inc. (a)	17,519	104,588
Jazz Pharmaceuticals, Inc. (a)(c)	15,000	109,350
Johnson & Johnson	2,088,189	126,210,143
King Pharmaceuticals, Inc. (a)(c)	177,000	1,837,260
KV Pharmaceutical Co. Class A (a)(c)	25,710	58,876
Matrixx Initiatives, Inc. (a)(c)	3,709	19,992
MDRNA, Inc. (a)(c)	25,476	34,647
Medicis Pharmaceutical Corp. Class A (c)	45,977	849,195
Merck & Co., Inc.	1,586,024	51,434,758
MiddleBrook Pharmaceuticals, Inc. (a)	2,800	3,164
Mylan, Inc. (a)(c)	216,422	3,174,911
Obagi Medical Products, Inc. (a)	10,991	104,415
Optimer Pharmaceuticals, Inc. (a)(c)	20,000	260,600
Pain Therapeutics, Inc. (a)(c)	35,234	179,693
Par Pharmaceutical Companies, Inc. (a)(c)	24,793	507,017
Penwest Pharmaceuticals Co. (a)	3,340	8,150
Perrigo Co.	59,042	1,742,920
Pfizer, Inc. (c)	5,050,079	84,336,319
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pozen, Inc. (a)(c)	20,149	$ 135,603
Questcor Pharmaceuticals, Inc. (a)(c)	62,225	361,527
Repros Therapeutics, Inc. (a)	6,000	6,300
Salix Pharmaceuticals Ltd. (a)(c)	52,287	654,110
Santarus, Inc. (a)	14,630	46,523
Schering-Plough Corp.	1,216,119	34,270,233
Sepracor, Inc. (a)	74,000	1,343,100
SuperGen, Inc. (a)	6,806	19,125
The Medicines Company (a)	50,220	382,676
Valeant Pharmaceuticals International (a)(c)	56,317	1,458,047
ViroPharma, Inc. (a)(c)	55,000	440,000
Vivus, Inc. (a)(c)	73,666	455,993
Watson Pharmaceuticals, Inc. (a)(c)	75,777	2,674,170
Wyeth	1,004,804	48,079,871
XenoPort, Inc. (a)(c)	26,121	476,186
		494,946,599
TOTAL HEALTH CARE		1,091,389,712
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.2%
AAR Corp. (a)(c)	26,763	455,239
AeroCentury Corp. (a)	800	9,680
AeroVironment, Inc. (a)	11,704	329,234
Alliant Techsystems, Inc. (a)(c)	23,000	1,777,440
American Science & Engineering, Inc.	10,706	659,383
Applied Signal Technology, Inc. (c)	15,269	388,901
Argon ST, Inc. (a)	14,975	299,201
Astronics Corp.	2,747	23,981
Axsys Technologies, Inc. (a)(c)	10,223	552,042
BE Aerospace, Inc. (a)(c)	79,310	1,358,580
Ceradyne, Inc. (a)(c)	20,000	374,400
Cubic Corp.	15,635	555,355
Curtiss-Wright Corp. (c)	34,523	1,124,414
DigitalGlobe, Inc.	15,576	312,455
Ducommun, Inc.	11,105	200,556
DynCorp International, Inc. Class A (a)	16,500	283,470
Esterline Technologies Corp. (a)(c)	20,000	618,400
GenCorp, Inc. (non-vtg.) (a)	32,091	141,521
General Dynamics Corp.	239,964	14,203,469
Goodrich Corp.	87,169	4,808,242
Heico Corp. Class A	13,890	426,423
Herley Industries, Inc. (a)	9,619	117,448
Hexcel Corp. (a)(c)	62,781	683,057
Honeywell International, Inc.	509,488	18,728,779
Innovative Solutions & Support, Inc.	23,580	88,189
ITT Corp. (c)	128,345	6,427,518
Kratos Defense & Security Solutions, Inc. (a)	9,297	7,159
L-3 Communications Holdings, Inc.	85,000	6,324,000

	Shares	Value
Ladish Co., Inc. (a)(c)	14,776	$ 216,321
LMI Aerospace, Inc. (a)	8,000	73,680
Lockheed Martin Corp.	233,626	17,517,277
Moog, Inc. Class A (a)(c)	31,269	906,176
Northrop Grumman Corp.	226,000	11,031,060
Orbital Sciences Corp. (a)(c)	40,583	600,223
Precision Castparts Corp.	102,252	9,333,563
Raytheon Co. (c)	300,000	14,154,000
Rockwell Collins, Inc. (c)	112,500	5,179,500
Spirit AeroSystems Holdings, Inc. Class A (a)(c)	66,013	1,024,522
Stanley, Inc. (a)	19,051	488,658
Sypris Solutions, Inc.	3,224	6,093
Taser International, Inc. (a)(c)	68,525	311,789
Teledyne Technologies, Inc. (a)	26,970	910,507
The Boeing Co. (c)	491,960	24,435,653
TransDigm Group, Inc. (a)(c)	28,909	1,287,029
Triumph Group, Inc.	11,289	491,072
United Technologies Corp.	662,338	39,316,384
		188,562,043
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	17,036	50,427
Atlas Air Worldwide Holdings, Inc. (a)	11,680	291,299
C.H. Robinson Worldwide, Inc.	120,500	6,779,330
Dynamex, Inc. (a)	4,777	78,391
Expeditors International of Washington, Inc. (c)	151,500	4,947,990
FedEx Corp.	213,727	14,685,182
Forward Air Corp. (c)	23,713	547,296
Hub Group, Inc. Class A (a)(c)	29,382	644,347
Pacer International, Inc. (c)	34,535	142,975
United Parcel Service, Inc. Class B	525,543	28,095,529
UTI Worldwide, Inc. (a)	83,200	1,069,120
		57,331,886
Airlines - 0.2%
AirTran Holdings, Inc. (a)(c)	69,376	461,350
Alaska Air Group, Inc. (a)	27,766	700,536
Allegiant Travel Co. (a)(c)	12,630	494,970
AMR Corp. (a)(c)	202,532	1,105,825
Continental Airlines, Inc. Class B (a)(c)	103,301	1,370,804
Delta Air Lines, Inc. (a)(c)	567,434	4,096,873
ExpressJet Holdings, Inc. (a)	4,266	12,158
Hawaiian Holdings, Inc. (a)	30,307	221,847
JetBlue Airways Corp. (a)(c)	160,000	929,600
Pinnacle Airlines Corp. (a)(c)	13,246	89,411
Republic Airways Holdings, Inc. (a)(c)	49,898	459,561
SkyWest, Inc. (c)	40,454	625,014
Southwest Airlines Co.	545,000	4,458,100
UAL Corp. (a)(c)	91,001	566,936
US Airways Group, Inc. (a)(c)	193,388	657,519
		16,250,504
Building Products - 0.1%
AAON, Inc. (c)	16,666	347,986
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
American Woodmark Corp. (c)	8,120	$ 163,050
Ameron International Corp.	7,610	616,182
Apogee Enterprises, Inc. (c)	31,812	419,918
Armstrong World Industries, Inc. (a)(c)	10,573	353,244
Builders FirstSource, Inc. (a)(c)	7,165	55,099
Gibraltar Industries, Inc. (c)	19,000	228,760
Griffon Corp. (a)(c)	45,173	477,479
Insteel Industries, Inc. (c)	19,514	222,850
Lennox International, Inc.	38,000	1,363,440
Masco Corp. (c)	256,452	3,713,425
NCI Building Systems, Inc. (a)(c)	8,960	24,102
Owens Corning (a)(c)	56,779	1,268,443
Quanex Building Products Corp.	28,267	380,756
Simpson Manufacturing Co. Ltd.	24,564	631,295
Trex Co., Inc. (a)(c)	10,000	190,100
Universal Forest Products, Inc. (c)	16,084	664,269
USG Corp. (a)(c)	54,636	811,891
		11,932,289
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (c)	38,140	855,480
ACCO Brands Corp. (a)(c)	27,832	155,859
American Ecology Corp. (c)	17,056	311,784
American Reprographics Co. (a)(c)	18,051	164,986
APAC Customer Services, Inc. (a)	4,300	23,564
ATC Technology Corp. (a)	20,341	425,534
Avery Dennison Corp.	81,950	2,532,255
Bowne & Co., Inc.	31,677	221,739
Casella Waste Systems, Inc. Class A (a)	27,789	74,475
Cenveo, Inc. (a)	19,834	101,352
Cintas Corp. (c)	93,000	2,551,920
Clean Harbors, Inc. (a)(c)	17,000	1,003,340
Comfort Systems USA, Inc.	50,878	603,922
Consolidated Graphics, Inc. (a)(c)	10,742	221,930
Copart, Inc. (a)(c)	49,000	1,731,660
Cornell Companies, Inc. (a)	9,672	194,310
Corrections Corp. of America (a)	89,000	1,765,760
Courier Corp.	2,999	48,284
Covanta Holding Corp. (a)(c)	86,846	1,554,543
Deluxe Corp. (c)	56,165	938,517
EnergySolutions, Inc.	116,914	1,038,196
Ennis, Inc. (c)	24,766	337,561
Fuel Tech, Inc. (a)(c)	25,272	258,280
G&K Services, Inc. Class A	11,022	259,017
GeoEye, Inc. (a)(c)	33,687	852,955
Healthcare Services Group, Inc. (c)	26,140	462,155
Herman Miller, Inc.	40,000	648,800
HNI Corp.	29,786	639,803
ICT Group, Inc. (a)	4,570	50,270
InnerWorkings, Inc. (a)(c)	33,190	190,511
Innotrac Corp. (a)	1,400	3,570
Interface, Inc. Class A	32,273	213,325

	Shares	Value
Intersections, Inc. (a)	8,825	$ 37,683
Iron Mountain, Inc. (a)(c)	138,000	4,042,020
Kimball International, Inc. Class B	18,777	119,422
Knoll, Inc.	31,263	301,063
M&F Worldwide Corp. (a)	9,630	188,941
McGrath RentCorp.	20,429	401,838
Metalico, Inc. (a)(c)	15,943	64,729
Mine Safety Appliances Co.	26,989	721,416
Mobile Mini, Inc. (a)(c)	18,629	330,292
Multi-Color Corp.	6,000	83,700
Pitney Bowes, Inc.	142,259	3,179,489
Protection One, Inc. (a)	1,019	3,842
R.R. Donnelley & Sons Co. (c)	159,272	2,841,412
Republic Services, Inc. (c)	227,000	5,813,470
RINO International Corp. (a)(c)	14,000	178,500
Rollins, Inc. (c)	31,849	568,505
Schawk, Inc. Class A	4,896	55,472
Standard Parking Corp. (a)	3,000	51,450
Standard Register Co.	7,404	31,985
Steelcase, Inc. Class A (c)	73,329	458,306
Stericycle, Inc. (a)(c)	63,000	3,119,760
Superior Uniform Group, Inc.	1,000	8,450
Sykes Enterprises, Inc. (a)(c)	34,180	717,438
Team, Inc. (a)(c)	21,099	367,756
Tetra Tech, Inc. (a)(c)	44,000	1,299,760
The Brink's Co. (c)	31,000	816,850
The Geo Group, Inc. (a)(c)	45,990	842,537
TRC Companies, Inc. (a)	5,282	19,649
United Stationers, Inc. (a)(c)	13,932	636,553
Viad Corp.	18,076	326,633
Virco Manufacturing Co.	3,120	9,610
Waste Connections, Inc. (a)	55,000	1,504,250
Waste Management, Inc.	370,000	11,074,100
		60,652,538
Construction & Engineering - 0.4%
AECOM Technology Corp. (a)	66,615	1,825,917
Dycom Industries, Inc. (a)(c)	30,197	338,810
EMCOR Group, Inc. (a)(c)	53,393	1,237,116
Fluor Corp.	134,457	7,112,775
Furmanite Corp. (a)	20,546	75,198
Granite Construction, Inc. (c)	26,266	843,139
Great Lakes Dredge & Dock Corp.	45,451	297,250
Insituform Technologies, Inc. Class A (a)(c)	24,223	463,870
Integrated Electrical Services, Inc. (a)	13,972	116,526
Jacobs Engineering Group, Inc. (a)(c)	88,000	3,870,240
KBR, Inc.	123,453	2,796,210
Layne Christensen Co. (a)(c)	17,863	460,865
MasTec, Inc. (a)	36,581	346,056
Michael Baker Corp. (a)(c)	7,288	244,002
MYR Group, Inc. (a)	14,365	294,483
Northwest Pipe Co. (a)(c)	12,239	406,702
Orion Marine Group, Inc. (a)	18,394	376,157
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Pike Electric Corp. (a)	16,312	$ 181,226
Quanta Services, Inc. (a)(c)	140,715	3,112,616
Shaw Group, Inc. (a)(c)	57,182	1,677,148
Sterling Construction Co., Inc. (a)	30,094	484,513
Tutor Perini Corp. (a)(c)	26,344	516,869
URS Corp. (a)	60,000	2,593,800
		29,671,488
Electrical Equipment - 0.7%
A.O. Smith Corp. (c)	21,401	814,308
Active Power, Inc. (a)	10,509	7,672
Acuity Brands, Inc. (c)	26,000	834,860
Allied Motion Technologies, Inc. (a)	4,896	9,302
American Superconductor Corp. (a)(c)	45,910	1,483,352
AMETEK, Inc.	75,500	2,376,740
AZZ, Inc. (a)(c)	14,324	493,032
Baldor Electric Co.	31,504	884,317
Beacon Power Corp. (a)(c)	362	261
Belden, Inc.	34,000	711,620
Brady Corp. Class A (c)	38,539	1,141,911
Broadwind Energy, Inc. (a)(c)	22,000	166,320
C&D Technologies, Inc. (a)(c)	5,300	10,600
Capstone Turbine Corp. (a)(c)	191,870	249,431
Chase Corp.	1,000	11,400
Coleman Cable, Inc. (a)(c)	900	4,023
Cooper Industries Ltd. Class A	124,000	3,999,000
Emerson Electric Co.	567,000	20,905,290
Encore Wire Corp.	24,064	569,836
Energy Conversion Devices, Inc. (a)(c)	31,072	347,696
Energy Focus, Inc. (a)	3,941	3,980
EnerSys (a)(c)	56,442	1,122,631
Espey Manufacturing & Electronics Corp.	1,488	24,701
Evergreen Solar, Inc. (a)(c)	178,250	301,243
First Solar, Inc. (a)(c)	35,194	4,278,887
Franklin Electric Co., Inc.	16,711	526,564
FuelCell Energy, Inc. (a)(c)	125,926	459,630
General Cable Corp. (a)(c)	36,000	1,270,080
GrafTech International Ltd. (a)(c)	90,000	1,280,700
GT Solar International, Inc. (a)(c)	21,000	107,730
Hubbell, Inc. Class B	38,000	1,461,860
II-VI, Inc. (a)(c)	19,194	513,631
LSI Industries, Inc.	12,688	93,891
MagneTek, Inc. (a)	3,582	5,480
Microvision, Inc. (a)(c)	3,976	13,399
Nexxus Lighting, Inc. (a)	2,100	13,125
Nortech Systems, Inc. (a)	1,634	4,330
Plug Power, Inc. (a)	25,662	17,963
Polypore International, Inc. (a)	9,236	105,013
Powell Industries, Inc. (a)(c)	6,051	228,849
Power-One, Inc. (a)(c)	23,022	29,929
PowerSecure International, Inc. (a)(c)	3,463	18,354
Regal-Beloit Corp.	27,000	1,227,420

	Shares	Value
Rockwell Automation, Inc. (c)	95,000	$ 3,975,750
Roper Industries, Inc.	62,939	2,982,050
Satcon Technology Corp. (a)	1,200	2,364
SL Industries, Inc. (a)	2,508	15,926
SunPower Corp. Class A (a)(c)	68,252	1,730,188
Tech/Ops Sevcon, Inc.	2,508	5,568
Thomas & Betts Corp. (a)(c)	39,000	1,079,910
Ultralife Corp. (a)(c)	15,600	94,068
UQM Technologies, Inc. (a)	3,800	17,100
Valence Technology, Inc. (a)(c)	12,072	18,108
Valpey Fisher Corp.	2,100	2,541
Vicor Corp.	5,067	37,242
Woodward Governor Co. (c)	41,500	871,085
		58,962,261
Industrial Conglomerates - 1.9%
3M Co.	483,574	34,865,685
Carlisle Companies, Inc.	41,111	1,356,252
General Electric Co.	7,933,174	110,271,119
McDermott International, Inc. (a)	167,927	3,989,946
Otter Tail Corp. (c)	37,712	889,626
Raven Industries, Inc.	17,449	504,276
Seaboard Corp.	119	131,376
Standex International Corp.	12,568	215,038
Textron, Inc.	181,125	2,782,080
Tredegar Corp.	28,430	425,881
United Capital Corp. (a)	2,262	49,289
		155,480,568
Machinery - 1.8%
3D Systems Corp. (a)	2,508	20,515
Actuant Corp. Class A (c)	40,032	565,652
AGCO Corp. (a)(c)	65,563	2,048,188
Alamo Group, Inc.	8,200	117,670
Albany International Corp. Class A	22,131	380,432
Altra Holdings, Inc. (a)(c)	22,128	212,429
American Railcar Industries, Inc.	10,474	104,635
Ampco-Pittsburgh Corp.	6,549	156,390
Astec Industries, Inc. (a)(c)	13,584	344,083
Badger Meter, Inc.	23,687	857,233
Barnes Group, Inc.	30,587	449,323
Blount International, Inc. (a)(c)	31,035	284,591
Briggs & Stratton Corp.	49,425	871,857
Bucyrus International, Inc. Class A (c)	53,638	1,601,094
Cascade Corp.	10,279	261,909
Caterpillar, Inc. (c)	450,000	20,389,500
Chart Industries, Inc. (a)	22,666	422,948
CIRCOR International, Inc.	15,202	392,364
CLARCOR, Inc. (c)	35,512	1,138,515
Colfax Corp. (a)	22,381	237,239
Columbus McKinnon Corp. (NY Shares) (a)	8,038	98,867
Commercial Vehicle Group, Inc. (a)	19,815	88,771
Crane Co.	36,024	845,483
Cummins, Inc.	138,000	6,254,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Danaher Corp. (c)	181,821	$ 11,038,353
Deere & Co. (c)	314,096	13,694,586
Donaldson Co., Inc.	48,515	1,822,709
Dover Corp.	134,500	4,652,355
Dynamic Materials Corp. (c)	14,847	240,373
Eaton Corp. (c)	115,730	6,243,634
Energy Recovery, Inc. (a)	21,981	115,620
EnPro Industries, Inc. (a)(c)	29,592	636,820
ESCO Technologies, Inc. (a)(c)	17,800	659,668
Federal Signal Corp.	42,097	300,994
Flanders Corp. (a)	9,957	49,785
Flow International Corp. (a)	28,106	60,147
Flowserve Corp. (c)	41,000	3,536,250
Force Protection, Inc. (a)(c)	66,175	350,728
FreightCar America, Inc.	19,278	367,824
Gardner Denver, Inc. (a)	37,000	1,201,390
Gorman-Rupp Co.	13,215	311,213
Graco, Inc. (c)	47,766	1,199,404
Greenbrier Companies, Inc. (c)	4,470	57,529
Hardinge, Inc.	11,551	70,115
Harsco Corp.	62,697	1,955,519
Hirsch International Corp. Class A (a)	900	288
Hurco Companies, Inc. (a)	3,204	53,411
IDEX Corp.	60,393	1,596,791
Illinois Tool Works, Inc. (c)	324,472	13,569,419
John Bean Technologies Corp.	22,410	374,023
Joy Global, Inc.	77,000	2,991,450
K-Tron International, Inc. (a)	2,000	168,440
Kadant, Inc. (a)	14,460	168,170
Kaydon Corp.	23,000	767,740
Kennametal, Inc. (c)	54,000	1,190,700
L.B. Foster Co. Class A (a)	12,372	368,933
Lincoln Electric Holdings, Inc.	30,000	1,365,600
Lindsay Corp. (c)	11,966	496,709
Manitowoc Co., Inc.	105,350	699,524
Middleby Corp. (a)(c)	19,442	917,468
Miller Industries, Inc. (a)	360	3,643
Mueller Industries, Inc.	22,488	543,985
Mueller Water Products, Inc. Class A	101,652	467,599
NACCO Industries, Inc. Class A	2,834	165,789
Navistar International Corp. (a)	46,997	2,032,150
NN, Inc.	14,100	47,658
Nordson Corp.	19,922	1,067,421
Omega Flex, Inc.	300	5,196
Oshkosh Co.	65,457	2,199,355
PACCAR, Inc. (c)	254,943	9,221,288
Pall Corp. (c)	82,893	2,464,409
Parker Hannifin Corp. (c)	115,800	5,634,828
Pentair, Inc. (c)	80,000	2,266,400
RBC Bearings, Inc. (a)	25,395	558,690
Robbins & Myers, Inc. (c)	31,812	738,675

	Shares	Value
Sauer-Danfoss, Inc.	8,867	$ 49,478
SPX Corp.	35,454	1,974,079
Sun Hydraulics Corp.	15,000	276,450
Tecumseh Products Co. Class A (non-vtg.) (a)(c)	21,767	196,991
Tennant Co.	16,284	416,382
Terex Corp. (a)(c)	77,914	1,284,023
Timken Co.	52,000	1,097,720
Titan International, Inc.	19,673	163,483
Toro Co.	28,710	1,088,970
Trinity Industries, Inc. (c)	57,000	900,600
Twin Disc, Inc.	8,348	105,936
Valmont Industries, Inc. (c)	13,685	1,126,686
Wabash National Corp.	10,432	25,245
Wabtec Corp.	36,463	1,365,539
Watts Water Technologies, Inc. Class A (c)	14,756	445,189
		149,371,387
Marine - 0.1%
Alexander & Baldwin, Inc. (c)	27,063	776,708
American Commercial Lines, Inc. (a)(c)	12,962	277,387
Eagle Bulk Shipping, Inc.	88,868	447,006
Excel Maritime Carriers Ltd. (c)	46,988	318,579
Genco Shipping & Trading Ltd.	31,967	619,201
Horizon Lines, Inc. Class A	12,977	70,335
International Shipholding Corp.	4,000	119,920
Kirby Corp. (a)(c)	39,326	1,457,028
OceanFreight, Inc. (c)	15,914	21,166
TBS International Ltd. Class A (a)(c)	21,840	178,433
		4,285,763
Professional Services - 0.3%
Administaff, Inc.	13,010	314,061
Advisory Board Co. (a)(c)	16,258	429,699
Barrett Business Services, Inc.	2,508	26,158
CBIZ, Inc. (a)(c)	43,495	311,424
CDI Corp.	7,155	108,684
Comsys IT Partners, Inc. (a)	36	269
Corporate Executive Board Co.	28,235	679,052
CoStar Group, Inc. (a)(c)	13,226	501,927
CRA International, Inc. (a)	18,135	506,511
Diamond Management & Technology Consultants, Inc.	6,807	42,612
Dun & Bradstreet Corp.	39,000	2,848,560
Equifax, Inc. (c)	91,067	2,517,092
Exponent, Inc. (a)	13,917	393,573
First Advantage Corp. Class A (a)	10,000	175,300
FTI Consulting, Inc. (a)(c)	39,000	1,698,060
GP Strategies Corp. (a)	1,600	11,760
Heidrick & Struggles International, Inc. (c)	25,893	544,271
Hudson Highland Group, Inc. (a)	6,919	26,015
Huron Consulting Group, Inc. (a)(c)	19,198	361,306
ICF International, Inc. (a)(c)	9,092	248,666
IHS, Inc. Class A (a)	33,269	1,610,220
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kelly Services, Inc. Class A (non-vtg.) (c)	22,445	$ 257,669
Kforce, Inc. (a)	30,240	338,688
Korn/Ferry International (a)(c)	29,749	411,429
LECG Corp. (a)	11,382	38,244
Manpower, Inc.	55,699	2,879,638
Monster Worldwide, Inc. (a)(c)	84,001	1,362,496
MPS Group, Inc. (a)(c)	55,579	548,009
Navigant Consulting, Inc. (a)	34,325	432,152
On Assignment, Inc. (a)	30,613	122,452
RCM Technologies, Inc. (a)	1,400	2,968
Resources Connection, Inc. (a)(c)	37,123	572,065
Robert Half International, Inc. (c)	113,000	2,970,770
School Specialty, Inc. (a)(c)	11,351	258,689
Spherion Corp. (a)	36,388	197,223
Spherix, Inc. (a)	2,713	4,422
TrueBlue, Inc. (a)	31,970	434,792
Volt Information Sciences, Inc. (a)	2,508	25,331
Watson Wyatt Worldwide, Inc. Class A (c)	31,000	1,354,700
		25,566,957
Road & Rail - 0.9%
AMERCO (a)(c)	5,493	249,932
Arkansas Best Corp. (c)	14,333	457,223
Avis Budget Group, Inc. (a)(c)	77,814	757,130
Burlington Northern Santa Fe Corp.	206,855	17,173,102
Celadon Group, Inc. (a)	4,374	42,821
Con-way, Inc.	37,475	1,564,956
Covenant Transport Group, Inc. Class A (a)	2,866	13,957
CSX Corp.	291,727	12,398,398
Dollar Thrifty Automotive Group, Inc. (a)(c)	11,579	229,727
Genesee & Wyoming, Inc. Class A (a)(c)	22,228	697,515
Heartland Express, Inc. (c)	37,647	533,082
Hertz Global Holdings, Inc. (a)(c)	129,832	1,287,933
J.B. Hunt Transport Services, Inc. (c)	74,000	2,074,220
Kansas City Southern (a)(c)	61,540	1,470,806
Knight Transportation, Inc.	37,691	621,525
Landstar System, Inc.	37,300	1,300,651
Marten Transport Ltd. (a)	18,707	317,271
Norfolk Southern Corp. (c)	270,000	12,384,900
Old Dominion Freight Lines, Inc. (a)(c)	16,944	606,256
Quality Distribution, Inc. (a)	633	2,405
Ryder System, Inc. (c)	42,000	1,596,000
Saia, Inc. (a)(c)	13,559	239,994
Union Pacific Corp.	376,943	22,544,961
Werner Enterprises, Inc. (c)	38,825	678,661
YRC Worldwide, Inc. (a)(c)	73,723	164,402
		79,407,828
Trading Companies & Distributors - 0.2%
Aceto Corp.	15,986	106,946

	Shares	Value
Aircastle Ltd. (c)	24,900	$ 234,060
Applied Industrial Technologies, Inc. (c)	27,153	560,166
Beacon Roofing Supply, Inc. (a)(c)	32,220	541,940
BlueLinx Corp. (a)	10,747	58,356
Fastenal Co. (c)	101,000	3,656,200
GATX Corp.	33,347	914,708
H&E Equipment Services, Inc. (a)	20,181	202,214
Houston Wire & Cable Co.	12,212	140,560
Interline Brands, Inc. (a)(c)	23,660	395,359
Kaman Corp.	19,994	414,476
Lawson Products, Inc.	2,164	39,125
MSC Industrial Direct Co., Inc. Class A (c)	29,000	1,145,790
RSC Holdings, Inc. (a)(c)	36,805	266,100
Rush Enterprises, Inc. Class A (a)(c)	29,403	411,936
TAL International Group, Inc.	19,431	239,390
Titan Machinery, Inc. (a)(c)	22,348	269,293
United Rentals, Inc. (a)(c)	47,069	432,564
W.W. Grainger, Inc. (c)	45,569	3,985,920
Watsco, Inc. (c)	15,220	804,073
WESCO International, Inc. (a)(c)	28,000	672,840
Willis Lease Finance Corp. (a)	1,200	14,508
		15,506,524
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (c)	46,421	288,274
Quixote Corp. (a)(c)	700	1,470
		289,744
TOTAL INDUSTRIALS		853,271,780
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.5%
3Com Corp. (a)(c)	336,728	1,464,767
Acme Packet, Inc. (a)(c)	28,974	236,428
ADC Telecommunications, Inc. (a)(c)	85,518	727,758
Adtran, Inc. (c)	45,000	1,023,300
Airvana, Inc. (a)	25,572	165,962
Alliance Fiber Optic Products, Inc. (a)	2,400	2,688
AltiGen Communications, Inc. (a)	3,200	2,720
Anaren, Inc. (a)	27,831	447,522
Arris Group, Inc. (a)(c)	85,448	1,133,040
Aruba Networks, Inc. (a)(c)	55,800	508,338
Avocent Corp. (a)(c)	37,291	608,589
Bel Fuse, Inc. Class B (non-vtg.)	8,180	138,242
BigBand Networks, Inc. (a)	52,482	204,155
Black Box Corp. (c)	20,932	524,137
Blonder Tongue Laboratories, Inc. (a)	3,900	4,641
Blue Coat Systems, Inc. (a)(c)	35,999	705,940
Brocade Communications Systems, Inc. (a)	289,563	2,093,540
Ciena Corp. (a)(c)	88,447	1,185,190
Cisco Systems, Inc. (a)	4,337,530	93,690,648
Comarco, Inc. (a)	450	846
CommScope, Inc. (a)	60,552	1,632,482
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Communications Systems, Inc.	2,718	$ 32,072
Comtech Telecommunications Corp. (a)(c)	26,101	887,956
DG FastChannel, Inc. (a)(c)	22,521	390,514
Digi International, Inc. (a)	24,959	213,899
Ditech Networks, Inc. (a)	8,447	13,262
EchoStar Holding Corp. Class A (a)	40,085	743,577
EMCORE Corp. (a)	46,234	49,008
EMS Technologies, Inc. (a)	24,115	451,915
Emulex Corp. (a)	68,229	661,139
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	81,024	196,888
F5 Networks, Inc. (a)(c)	56,869	1,961,412
Finisar Corp. (a)	154,118	135,624
Globecomm Systems, Inc. (a)	13,582	102,816
Harmonic, Inc. (a)	87,814	579,572
Harris Corp. (c)	95,000	3,299,350
Harris Stratex Networks, Inc. Class A (a)	77,479	469,523
Hughes Communications, Inc. (a)(c)	3,000	78,030
Infinera Corp. (a)(c)	69,196	484,372
InterDigital, Inc. (a)(c)	34,017	712,996
Ixia (a)	28,654	175,076
JDS Uniphase Corp. (a)	212,652	1,460,919
Juniper Networks, Inc. (a)(c)	389,169	8,978,129
KVH Industries, Inc. (a)	1,838	13,895
Lantronix, Inc. (a)	500	265
Lantronix, Inc. warrants 2/9/11 (a)(f)	7	0
Loral Space & Communications Ltd. (a)	7,589	156,637
Motorola, Inc. (c)	1,567,487	11,254,557
NETGEAR, Inc. (a)(c)	56,887	971,630
Network Engines, Inc. (a)	2,300	2,875
Network Equipment Technologies, Inc. (a)	17,660	117,262
NumereX Corp. Class A (a)	3,105	15,898
Occam Networks, Inc. (a)	85	302
Oclaro, Inc. (a)	71,776	57,780
Oplink Communications, Inc. (a)	17,767	246,606
Opnext, Inc. (a)	11,814	30,953
Optelecom Nkf, Inc. (a)	529	2,396
Optical Cable Corp. (a)	656	2,112
ORBCOMM, Inc. (a)(c)	23,301	50,097
Palm, Inc. (a)(c)	90,061	1,200,513
Parkervision, Inc. (a)(c)	17,441	62,962
PC-Tel, Inc. (a)	2,627	15,499
Performance Technologies, Inc. (a)	3,463	10,666
Plantronics, Inc. (c)	36,731	877,504
Polycom, Inc. (a)(c)	61,510	1,451,021
Powerwave Technologies, Inc. (a)	103,954	128,903
QUALCOMM, Inc.	1,237,236	57,432,495
Riverbed Technology, Inc. (a)(c)	43,842	845,274
SCM Microsystems, Inc. (a)	600	1,248
SeaChange International, Inc. (a)(c)	20,553	183,744
Sonus Networks, Inc. (a)(c)	232,659	490,910

	Shares	Value
Starent Networks Corp. (a)(c)	28,603	$ 578,925
Sycamore Networks, Inc. (a)	161,765	491,766
Symmetricom, Inc. (a)	25,258	132,605
Tekelec (a)(c)	52,160	812,131
Tellabs, Inc. (a)	242,872	1,539,808
Telular Corp. (a)	2,100	6,825
Tollgrade Communications, Inc. (a)	2,548	14,243
UTStarcom, Inc. (a)	75,765	124,255
ViaSat, Inc. (a)(c)	20,420	494,777
Westell Technologies, Inc. Class A (a)	4,212	4,675
		208,402,996
Computers & Peripherals - 4.7%
3PAR, Inc. (a)	27,667	244,576
ActivIdentity Corp. (a)	55,312	138,833
Adaptec, Inc. (a)	132,864	390,620
Apple, Inc. (a)	668,604	112,465,879
Astro-Med, Inc.	5,359	32,154
Avid Technology, Inc. (a)(c)	21,770	283,663
Compellent Technologies, Inc. (a)	21,790	325,107
Concurrent Computer Corp. (a)	1,148	5,132
Cray, Inc. (a)	27,805	203,255
Datalink Corp. (a)	2,627	9,720
Dataram Corp. (a)	3,881	7,296
Dell, Inc. (a)(c)	1,289,021	20,405,202
Diebold, Inc.	44,317	1,337,044
Dot Hill Systems Corp. (a)	5,816	7,852
Electronics for Imaging, Inc. (a)(c)	64,810	689,578
EMC Corp. (a)	1,503,614	23,907,463
Hauppauge Digital, Inc. (a)	500	590
Hewlett-Packard Co.	1,810,863	81,289,640
Hutchinson Technology, Inc. (a)	11,789	70,145
Hypercom Corp. (a)	9,287	24,982
iGO, Inc. (a)	6,906	5,663
Imation Corp.	17,514	150,620
Immersion Corp. (a)(c)	36,085	137,123
Intermec, Inc. (a)(c)	33,285	473,313
International Business Machines Corp.	996,273	117,610,028
Interphase Corp. (a)	2,276	9,627
Intevac, Inc. (a)	15,683	183,177
LaserCard Corp. (a)	2,369	21,392
Lexmark International, Inc. Class A (a)(c)	57,487	1,083,055
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)(c)	102,146	1,361,606
NetApp, Inc. (a)	237,211	5,396,550
Novatel Wireless, Inc. (a)(c)	32,010	308,897
Overland Storage, Inc. (a)	2,079	2,037
Presstek, Inc. (a)	8,481	12,297
QLogic Corp. (a)(c)	95,448	1,509,033
Quantum Corp. (a)	145,293	178,710
Rimage Corp. (a)	7,000	112,700
SanDisk Corp. (a)(c)	157,329	2,784,723
Scan-Optics, Inc. (a)	300	0
Seagate Technology	392,090	5,430,447
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Silicon Graphics International Corp. (a)	10,523	$ 57,771
STEC, Inc. (a)(c)	30,010	1,216,305
Stratasys, Inc. (a)(c)	27,535	396,229
Sun Microsystems, Inc. (a)	526,893	4,889,567
Super Micro Computer, Inc. (a)	15,000	119,550
Synaptics, Inc. (a)(c)	23,677	610,393
Teradata Corp. (a)	126,224	3,399,212
Video Display Corp. (a)	3,439	11,039
ViewCast.com, Inc. (a)	13,700	2,055
Western Digital Corp. (a)(c)	167,368	5,737,375
		395,049,225
Electronic Equipment & Components - 0.8%
Acacia Research Corp. - Acacia Technologies (a)(c)	35,320	317,174
Advanced Photonix, Inc. Class A (a)	5,286	3,542
Agilent Technologies, Inc. (c)	250,456	6,431,710
Agilysys, Inc.	29,574	187,499
American Technology Corp. (a)(c)	900	1,215
Amphenol Corp. Class A	123,000	4,300,080
Anixter International, Inc. (a)(c)	21,000	736,680
Arrow Electronics, Inc. (a)(c)	80,391	2,222,007
Avnet, Inc. (a)(c)	100,088	2,667,345
AVX Corp.	28,540	331,349
Axcess, Inc. (a)	1,600	656
Benchmark Electronics, Inc. (a)(c)	61,344	1,006,042
Brightpoint, Inc. (a)(c)	59,347	435,607
CalAmp Corp. (a)	3,621	7,495
Checkpoint Systems, Inc. (a)	28,100	468,427
Clearfield, Inc. (a)	2,800	9,016
Cogent, Inc. (a)	35,833	376,247
Cognex Corp.	28,237	452,357
Coherent, Inc. (a)	23,737	530,759
Corning, Inc.	1,158,435	17,469,200
CTS Corp.	21,333	189,010
Daktronics, Inc.	37,452	302,238
Dolby Laboratories, Inc. Class A (a)	35,000	1,365,350
DTS, Inc. (a)(c)	21,936	587,885
Echelon Corp. (a)(c)	28,938	328,736
Electro Rent Corp.	2,627	26,769
Electro Scientific Industries, Inc. (a)	25,174	309,137
Entorian Technologies, Inc. (a)	558	195
FARO Technologies, Inc. (a)	21,693	368,998
FLIR Systems, Inc. (a)	140,238	3,228,279
Frequency Electronics, Inc. (a)	500	1,750
Gerber Scientific, Inc. (a)	4,538	19,468
Giga-Tronics, Inc. (a)	3,000	5,700
GTSI Corp. (a)	2,376	19,032
IEC Electronics Corp. (a)	100	510
Ingram Micro, Inc. Class A (a)(c)	100,872	1,690,615
Insight Enterprises, Inc. (a)(c)	30,442	349,170
IPG Photonics Corp. (a)(c)	19,405	235,189

	Shares	Value
Iteris, Inc. (a)	1,200	$ 1,776
Itron, Inc. (a)(c)	25,099	1,375,174
Jabil Circuit, Inc. (c)	143,547	1,571,840
Jaco Electronics, Inc. (a)	1,950	1,326
Keithley Instruments, Inc.	11,433	57,165
L-1 Identity Solutions, Inc. (a)(c)	60,627	434,696
LeCroy Corp. (a)	2,030	8,079
LightPath Technologies, Inc. Class A (a)	437	926
Littelfuse, Inc. (a)(c)	28,850	722,404
LoJack Corp. (a)	24,509	126,712
Mace Security International, Inc. (a)	1,100	1,100
Maxwell Technologies, Inc. (a)(c)	16,314	220,728
Measurement Specialties, Inc. (a)	9,947	105,239
Mercury Computer Systems, Inc. (a)	16,844	160,355
Merix Corp. (a)	1,450	2,871
Merrimac Industries, Inc. (a)	500	3,900
Mesa Laboratories, Inc.	2,540	55,905
Methode Electronics, Inc. Class A	32,238	278,214
Micronetics, Inc. (a)	1,137	3,309
MOCON, Inc.	2,570	21,974
Molex, Inc. (c)	90,000	1,638,900
MTS Systems Corp. (c)	19,462	516,521
Multi-Fineline Electronix, Inc. (a)	11,912	329,248
National Instruments Corp. (c)	42,603	1,091,915
Newport Corp. (a)	27,067	191,905
NU Horizons Electronics Corp. (a)	4,122	15,828
OSI Systems, Inc. (a)	24,345	410,700
Park Electrochemical Corp.	11,387	245,276
PC Connection, Inc. (a)	2,687	14,913
PC Mall, Inc. (a)	500	3,805
Planar Systems, Inc. (a)	2,649	7,523
Plexus Corp. (a)(c)	30,922	778,616
RadiSys Corp. (a)	4,060	29,638
Research Frontiers, Inc. (a)(c)	2,000	6,220
Richardson Electronics Ltd.	2,923	11,838
Rofin-Sinar Technologies, Inc. (a)(c)	19,978	454,300
Rogers Corp. (a)(c)	21,541	562,220
Sanmina-SCI Corp. (a)	39,734	251,119
ScanSource, Inc. (a)	22,961	642,678
SMART Modular Technologies (WWH), Inc. (a)	9,803	37,545
Spectrum Control, Inc. (a)	1,791	16,441
SYNNEX Corp. (a)(c)	17,416	516,384
Tech Data Corp. (a)(c)	35,292	1,344,625
Technitrol, Inc.	21,812	179,731
Trimble Navigation Ltd. (a)(c)	84,063	2,140,244
TTM Technologies, Inc. (a)(c)	52,954	535,894
Universal Display Corp. (a)(c)	23,490	256,041
Vishay Intertechnology, Inc. (a)(c)	175,993	1,420,264
X-Rite, Inc. (a)(c)	29,750	60,095
Zygo Corp. (a)	11,433	76,715
		65,923,273
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)(c)	133,809	$ 2,360,391
Art Technology Group, Inc. (a)(c)	138,322	558,821
Autobytel, Inc. (a)	6,680	4,075
Bankrate, Inc. (a)	13,442	382,963
Communication Intelligence Corp. (a)	3,800	304
comScore, Inc. (a)	14,323	199,233
Constant Contact, Inc. (a)	16,476	343,195
DealerTrack Holdings, Inc. (a)	56,207	1,134,257
Digital River, Inc. (a)(c)	26,281	928,245
DivX, Inc. (a)	15,267	79,694
EarthLink, Inc.	92,443	769,126
EasyLink Services International Corp. (a)	600	1,008
eBay, Inc. (a)	822,538	18,210,991
Equinix, Inc. (a)(c)	27,000	2,275,020
Google, Inc. Class A (a)	173,275	79,995,869
GSI Commerce, Inc. (a)	19,559	339,153
IAC/InterActiveCorp (a)	77,476	1,434,856
iMergent, Inc.	7,660	51,322
InfoSpace, Inc. (a)	38,127	308,829
Innodata Isogen, Inc. (a)(c)	10,986	57,127
Internap Network Services Corp. (a)(c)	31,452	94,985
Internet America, Inc. (a)	4,200	1,260
Internet Capital Group, Inc. (a)	38,165	253,416
iPass, Inc.	26,101	38,107
j2 Global Communications, Inc. (a)(c)	31,250	667,813
Jupiter Media Metrix, Inc. (a)	4,711	0
Keynote Systems, Inc. (a)	20,911	210,365
Liquidity Services, Inc. (a)	10,000	108,900
LogMeIn, Inc.	14,000	228,200
LoopNet, Inc. (a)	38,132	304,675
Marchex, Inc. Class B	33,368	142,815
ModusLink Global Solutions, Inc. (a)	27,194	195,253
Move, Inc. (a)	91,866	265,493
NIC, Inc.	38,909	298,432
Omniture, Inc. (a)(c)	58,093	831,311
On2.Com, Inc. (a)	22,666	13,146
Onstream Media Corp. (a)	206	85
Openwave Systems, Inc. (a)(c)	28,230	78,197
Perficient, Inc. (a)	16,992	131,858
Rackspace Hosting, Inc.	64,626	836,260
RealNetworks, Inc. (a)(c)	104,429	369,679
Saba Software, Inc. (a)	3,088	10,530
SAVVIS, Inc. (c)	49,706	843,014
Selectica, Inc. (a)	12,868	4,890
Support.com, Inc. (a)	12,011	28,226
Switch & Data Facilities Co., Inc. (a)	18,195	247,270
Terremark Worldwide, Inc. (a)(c)	7,893	41,596
The Knot, Inc. (a)	26,713	269,801
TheStreet.com, Inc.	4,299	10,962
United Online, Inc. (c)	83,735	586,145
ValueClick, Inc. (a)(c)	64,977	666,014

	Shares	Value
VeriSign, Inc. (a)(c)	138,500	$ 2,934,815
VistaPrint Ltd. (a)(c)	37,069	1,536,139
Vocus, Inc. (a)	27,197	458,541
Web.com, Inc. (a)	15,761	86,055
WebMD Health Corp. Class A (a)(c)	8,782	288,840
WebMediaBrands, Inc. (a)	1,200	792
Yahoo!, Inc. (a)	980,496	14,325,047
Zix Corp. (a)(c)	10,905	19,847
		136,863,253
IT Services - 1.5%
Acxiom Corp. (c)	49,085	447,655
Affiliated Computer Services, Inc. Class A (a)	70,000	3,136,000
Alliance Data Systems Corp. (a)(c)	44,989	2,499,589
Automatic Data Processing, Inc.	373,479	14,322,920
Broadridge Financial Solutions, Inc.	105,000	2,186,100
CACI International, Inc. Class A (a)(c)	21,000	965,160
Ciber, Inc. (a)	62,714	244,585
Cognizant Technology Solutions Corp. Class A (a)	216,000	7,534,080
Computer Sciences Corp. (a)(c)	114,000	5,568,900
Convergys Corp. (a)(c)	93,827	1,017,085
CSG Systems International, Inc. (a)(c)	23,020	346,911
CSP, Inc. (a)	4,299	14,660
CyberSource Corp. (a)(c)	60,885	934,585
DST Systems, Inc. (a)(c)	27,403	1,255,331
Edgewater Technology, Inc. (a)	3,344	10,600
eLoyalty Corp. (a)	5,011	42,343
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(c)	42,896	1,013,204
Fidelity National Information Services, Inc.	135,605	3,330,459
Fiserv, Inc. (a)(c)	117,000	5,645,250
Forrester Research, Inc. (a)	12,145	285,893
Gartner, Inc. Class A (a)(c)	46,439	773,674
Genpact Ltd. (a)	45,700	577,191
Global Cash Access Holdings, Inc. (a)(c)	36,284	263,059
Global Payments, Inc.	59,000	2,503,960
Hackett Group, Inc. (a)	2,704	7,084
Heartland Payment Systems, Inc.	35,890	448,984
Hewitt Associates, Inc. Class A (a)	62,000	2,233,240
iGate Corp.	5,233	34,852
infoGROUP, Inc. (a)	18,601	114,768
Integral Systems, Inc. (a)	21,096	132,272
Lender Processing Services, Inc.	73,000	2,502,440
Lionbridge Technologies, Inc. (a)(c)	21,896	58,900
ManTech International Corp. Class A (a)(c)	16,496	871,649
Mastech Holdings, Inc. (a)	348	1,295
MasterCard, Inc. Class A (c)	64,602	13,090,303
Maximus, Inc.	18,351	764,319
Metavante Technologies, Inc. (a)	64,626	2,036,365
MoneyGram International, Inc. (a)	39,244	104,389
NCI, Inc. Class A (a)(c)	7,500	220,125
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
NeuStar, Inc. Class A (a)(c)	56,000	$ 1,298,080
Online Resources Corp. (a)	30,570	167,218
Paychex, Inc. (c)	242,000	6,846,180
Perot Systems Corp. Class A (a)(c)	55,000	915,750
PFSweb, Inc. (a)	2,111	3,441
RightNow Technologies, Inc. (a)(c)	24,176	304,134
SAIC, Inc. (a)	154,000	2,847,460
Sapient Corp. (a)(c)	95,545	700,345
SRA International, Inc. Class A (a)	32,151	638,840
StarTek, Inc. (a)	2,269	17,539
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (c)	15,040	602,653
Teletech Holdings, Inc. (a)	22,443	382,878
The Management Network Group, Inc. (a)	1,200	590
The Western Union Co.	524,251	9,457,488
TNS, Inc. (a)	28,980	752,321
Total System Services, Inc. (c)	141,339	2,156,833
TSR, Inc.	100	225
Unisys Corp. (a)(c)	238,680	582,379
VeriFone Holdings, Inc. (a)(c)	60,045	692,919
Visa, Inc. Class A (c)	323,320	22,988,052
Wilhelmina International, Inc. (a)	1,200	160
Wright Express Corp. (a)	25,873	815,517
		129,711,181
Office Electronics - 0.1%
Xerox Corp. (c)	649,454	5,617,777
Zebra Technologies Corp. Class A (a)(c)	45,996	1,149,440
		6,767,217
Semiconductors & Semiconductor Equipment - 2.8%
Actel Corp. (a)	29,247	318,207
Advanced Analogic Technologies, Inc. (a)	28,971	130,659
Advanced Energy Industries, Inc. (a)	22,632	236,731
Advanced Micro Devices, Inc. (a)(c)	456,333	1,989,612
AEHR Test Systems (a)	3,637	3,124
Aetrium, Inc. (a)	2,400	5,160
Altera Corp. (c)	200,000	3,842,000
Amkor Technology, Inc. (a)(c)	92,060	510,012
Amtech Systems, Inc. (a)	4,180	20,566
ANADIGICS, Inc. (a)	46,131	177,604
Analog Devices, Inc. (c)	199,979	5,649,407
Applied Materials, Inc. (c)	995,488	13,120,532
Applied Micro Circuits Corp. (a)	44,590	354,045
Atheros Communications, Inc. (a)(c)	40,105	1,108,502
Atmel Corp. (a)(c)	282,925	1,168,480
ATMI, Inc. (a)(c)	27,202	462,162
Axcelis Technologies, Inc. (a)	87,927	65,154
AXT, Inc. (a)	6,090	10,658
Broadcom Corp. Class A (a)(c)	313,833	8,928,549
Brooks Automation, Inc. (a)	54,086	351,559

	Shares	Value
Cabot Microelectronics Corp. (a)(c)	28,192	$ 974,034
California Micro Devices Corp. (a)	1,400	4,046
Cavium Networks, Inc. (a)(c)	42,346	860,047
Ceva, Inc. (a)	3,705	32,271
Cirrus Logic, Inc. (a)	72,913	361,648
Cohu, Inc.	21,049	249,852
Conexant Systems, Inc. (a)	15,804	43,145
Cree, Inc. (a)	55,499	2,044,583
Cymer, Inc. (a)(c)	29,899	1,051,847
Cypress Semiconductor Corp. (a)(c)	108,413	1,097,140
Diodes, Inc. (a)(c)	24,821	503,122
DSP Group, Inc. (a)	29,152	230,301
Entegris, Inc. (a)	120,306	481,224
Exar Corp. (a)	31,629	237,534
Fairchild Semiconductor International, Inc. (a)	113,948	1,146,317
FEI Co. (a)(c)	29,919	707,884
FormFactor, Inc. (a)	40,019	878,017
FSI International, Inc. (a)	5,015	4,263
Hittite Microwave Corp. (a)(c)	17,471	601,352
Ikanos Communications, Inc. (a)	40,760	69,700
Integrated Device Technology, Inc. (a)	138,543	946,249
Integrated Silicon Solution, Inc. (a)	3,011	10,930
Intel Corp.	4,185,412	85,047,572
International Rectifier Corp. (a)(c)	56,202	1,054,912
Intersil Corp. Class A	90,212	1,335,138
Intest Corp. (a)	2,530	860
IXYS Corp.	31,097	211,460
KLA-Tencor Corp. (c)	114,466	3,571,339
Kopin Corp. (a)	11,225	43,216
Kulicke & Soffa Industries, Inc. (a)(c)	45,820	241,013
Lam Research Corp. (a)(c)	89,276	2,740,773
Lattice Semiconductor Corp. (a)	90,325	222,200
Leadis Technology, Inc. (a)	8,517	6,814
Linear Technology Corp.	146,395	3,889,715
LSI Corp. (a)(c)	463,843	2,416,622
LTX-Credence Corp. (a)	32,421	32,421
Marvell Technology Group Ltd. (a)(c)	380,886	5,808,512
Mattson Technology, Inc. (a)	45,794	75,560
Maxim Integrated Products, Inc.	220,000	4,131,600
MEMC Electronic Materials, Inc. (a)(c)	156,460	2,495,537
Micrel, Inc.	38,851	301,872
Microchip Technology, Inc.	128,884	3,421,870
Micron Technology, Inc. (a)(c)	593,672	4,375,363
Microsemi Corp. (a)(c)	61,682	870,333
Microtune, Inc. (a)	70,701	139,988
Mindspeed Technologies, Inc. (a)	6,021	13,547
MIPS Technologies, Inc. (a)	7,762	27,245
MKS Instruments, Inc. (a)(c)	43,222	796,581
Monolithic Power Systems, Inc. (a)(c)	25,069	564,805
MoSys, Inc. (a)	5,107	12,665
Nanometrics, Inc. (a)	800	5,136
National Semiconductor Corp. (c)	176,612	2,679,204
Netlogic Microsystems, Inc. (a)(c)	25,704	1,128,663
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Novellus Systems, Inc. (a)	77,164	$ 1,478,462
NVE Corp. (a)	5,000	266,000
NVIDIA Corp. (a)(c)	404,336	5,870,959
Omnivision Technologies, Inc. (a)	54,447	796,560
ON Semiconductor Corp. (a)(c)	307,507	2,481,581
PDF Solutions, Inc. (a)	5,015	13,490
Pericom Semiconductor Corp. (a)	20,374	175,420
Photronics, Inc. (a)	15,942	72,696
Pixelworks, Inc. (a)	2,229	7,690
PLX Technology, Inc. (a)	4,640	15,915
PMC-Sierra, Inc. (a)(c)	148,931	1,352,293
Power Integrations, Inc.	34,534	1,130,989
QuickLogic Corp. (a)	5,724	6,697
Rambus, Inc. (a)(c)	79,669	1,521,678
Ramtron International Corp. (a)	5,613	9,261
RF Micro Devices, Inc. (a)(c)	130,039	611,183
Rudolph Technologies, Inc. (a)	4,324	27,760
Semitool, Inc. (a)	5,613	36,877
Semtech Corp. (a)(c)	46,483	849,244
Sigma Designs, Inc. (a)(c)	26,543	375,053
Silicon Image, Inc. (a)	98,207	298,549
Silicon Laboratories, Inc. (a)(c)	39,553	1,781,467
Silicon Storage Technology, Inc. (a)	22,297	40,804
Skyworks Solutions, Inc. (a)(c)	117,453	1,368,327
Standard Microsystems Corp. (a)(c)	30,821	717,513
Supertex, Inc. (a)	11,896	307,393
Techwell, Inc. (a)	12,000	107,520
Tegal Corp. (a)	508	574
Teradyne, Inc. (a)(c)	147,810	1,219,433
Tessera Technologies, Inc. (a)(c)	37,851	951,196
Texas Instruments, Inc. (c)	951,429	23,395,639
Transwitch Corp. (a)	19,355	11,458
Trident Microsystems, Inc. (a)	25,747	62,050
Trio-Tech International (a)	4,299	11,263
TriQuint Semiconductor, Inc. (a)(c)	118,241	865,524
Ultra Clean Holdings, Inc. (a)	15,000	52,200
Ultratech, Inc. (a)(c)	39,291	425,522
Varian Semiconductor Equipment Associates, Inc. (a)	45,773	1,399,281
Veeco Instruments, Inc. (a)(c)	23,319	500,892
Virage Logic Corp. (a)	3,759	18,043
Volterra Semiconductor Corp. (a)(c)	32,732	579,684
White Electronic Designs Corp. (a)	3,800	15,732
Xilinx, Inc. (c)	203,402	4,523,660
Zoran Corp. (a)(c)	59,085	652,889
		235,057,186
Software - 3.9%
ACI Worldwide, Inc. (a)(c)	38,108	516,744
Activision Blizzard, Inc. (a)	426,835	4,955,554
Actuate Corp. (a)	49,055	275,689
Adept Technology, Inc. (a)	680	1,754

	Shares	Value
Adobe Systems, Inc. (a)(c)	388,277	$ 12,199,663
Advent Software, Inc. (a)(c)	15,807	611,573
American Software, Inc. Class A	4,418	27,833
ANSYS, Inc. (a)(c)	63,999	2,248,925
ArcSight, Inc. (a)	23,390	452,597
Ariba, Inc. (a)(c)	83,074	952,028
Authentidate Holding Corp. (a)	1,900	2,242
Autodesk, Inc. (a)(c)	160,163	3,752,619
Bitstream, Inc. Class A (a)	6,051	30,739
Blackbaud, Inc.	31,757	611,640
Blackboard, Inc. (a)(c)	24,407	839,845
BMC Software, Inc. (a)(c)	130,417	4,649,366
Bottomline Technologies, Inc. (a)(c)	26,416	319,634
BSQUARE Corp. (a)	300	666
CA, Inc.	291,994	6,508,546
Cadence Design Systems, Inc. (a)	230,461	1,444,990
Chordiant Software, Inc. (a)	6,787	26,537
Citrix Systems, Inc. (a)(c)	130,000	4,638,400
CommVault Systems, Inc. (a)(c)	53,307	974,985
Compuware Corp. (a)(c)	152,129	1,096,850
Concur Technologies, Inc. (a)(c)	35,353	1,250,082
Convera Corp. Class A (a)	2,323	511
Datawatch Corp. (a)	2,268	6,010
Double-Take Software, Inc. (a)	15,000	131,700
Dynamics Research Corp. (a)	2,841	39,149
ebix.com, Inc. (a)	5,000	246,800
Electronic Arts, Inc. (a)(c)	232,488	4,235,931
Epicor Software Corp. (a)	38,816	244,541
EPIQ Systems, Inc. (a)(c)	26,916	403,471
FactSet Research Systems, Inc.	30,000	1,651,200
Fair Isaac Corp.	50,575	1,127,823
FalconStor Software, Inc. (a)	18,520	93,711
Fonix Corp. (a)	1	0
GSE Systems, Inc. (a)	452	2,970
i2 Technologies, Inc. (a)(c)	13,978	209,670
Informatica Corp. (a)(c)	70,941	1,271,972
Interactive Intelligence, Inc. (a)	2,508	43,188
Intuit, Inc. (a)(c)	209,587	5,820,231
Jack Henry & Associates, Inc.	61,000	1,421,910
JDA Software Group, Inc. (a)(c)	34,490	667,037
Kenexa Corp. (a)(c)	14,889	182,539
Lawson Software, Inc. (a)(c)	80,623	496,638
Magma Design Automation, Inc. (a)(c)	31,318	44,785
Manhattan Associates, Inc. (a)(c)	23,929	426,654
McAfee, Inc. (a)(c)	106,256	4,226,864
Mentor Graphics Corp. (a)(c)	93,643	826,868
MICROS Systems, Inc. (a)(c)	65,052	1,812,999
Microsoft Corp.	5,965,294	147,044,497
MicroStrategy, Inc. Class A (a)	16,420	1,013,935
MSC.Software Corp. (a)	94,122	713,445
NetScout Systems, Inc. (a)(c)	23,319	267,236
NetSol Technologies, Inc. (a)	20	19
NetSuite, Inc. (a)(c)	16,207	222,198
Novell, Inc. (a)	266,027	1,157,217
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)(c)	152,070	$ 1,875,023
OpenTV Corp. Class A (a)	50,000	64,000
Opnet Technologies, Inc.	5,444	51,500
Oracle Corp.	2,886,045	63,117,804
Parametric Technology Corp. (a)(c)	82,569	1,098,168
Peerless Systems Corp. (a)	200	440
Pegasystems, Inc. (c)	4,263	130,576
Pervasive Software, Inc. (a)	4,889	23,467
Phoenix Technologies Ltd. (a)	13,582	49,303
Plato Learning, Inc. (a)	2,149	9,477
Progress Software Corp. (a)(c)	36,598	815,403
PROS Holdings, Inc. (a)	15,000	121,200
QAD, Inc.	4,871	19,874
Quest Software, Inc. (a)	35,867	591,447
Radiant Systems, Inc. (a)	15,620	167,446
Red Hat, Inc. (a)(c)	132,948	3,052,486
Renaissance Learning, Inc.	5,254	52,067
Rosetta Stone, Inc. (c)	9,673	213,290
Rovi Corp. (a)	57,552	1,751,883
S1 Corp. (a)(c)	50,691	318,846
Salesforce.com, Inc. (a)(c)	72,121	3,740,916
Smith Micro Software, Inc. (a)(c)	24,403	281,855
Solera Holdings, Inc. (c)	48,885	1,287,631
Sonic Foundry, Inc. (a)	1,800	1,080
Sonic Solutions, Inc. (a)	21,391	113,586
SonicWALL, Inc. (a)(c)	60,735	454,905
Sourcefire, Inc. (a)(c)	3,343	63,517
SourceForge, Inc. (a)	13,735	18,130
SPSS, Inc. (a)(c)	15,992	796,402
SRS Labs, Inc. (a)	3,224	23,342
StorageNetworks, Inc. (a)	13,600	0
SuccessFactors, Inc. (a)	27,683	328,597
Sybase, Inc. (a)(c)	54,071	1,884,374
Symantec Corp. (a)	605,743	9,158,834
Symyx Technologies, Inc. (a)	19,320	119,398
Synchronoss Technologies, Inc. (a)	24,465	260,063
Synopsys, Inc. (a)	96,141	2,041,073
Take-Two Interactive Software, Inc. (c)	60,048	630,504
Taleo Corp. Class A (a)(c)	24,886	450,188
TeleCommunication Systems, Inc. Class A (a)	57,438	433,083
THQ, Inc. (a)	117,258	646,092
TIBCO Software, Inc. (a)(c)	106,205	942,038
TiVo, Inc. (a)(c)	73,373	719,789
Tyler Technologies, Inc. (a)	34,991	532,913
Ultimate Software Group, Inc. (a)(c)	18,927	499,105
Vasco Data Security International, Inc. (a)	35,184	304,693
Veramark Technologies, Inc. (a)	2,300	920
Versant Corp. (a)	320	4,867
VMware, Inc. Class A (a)(c)	23,363	827,751

	Shares	Value
Wayside Technology Group, Inc.	1,433	$ 11,163
Websense, Inc. (a)(c)	36,344	550,975
		325,094,704
TOTAL INFORMATION TECHNOLOGY		1,502,869,035
MATERIALS - 3.7%
Chemicals - 2.1%
A. Schulman, Inc.	27,813	558,763
Air Products & Chemicals, Inc. (c)	147,470	11,064,674
Airgas, Inc.	49,122	2,284,173
Albemarle Corp.	62,886	2,026,816
American Pacific Corp. (a)	800	6,536
American Vanguard Corp.	27,915	244,535
Arch Chemicals, Inc.	25,671	750,107
Ashland, Inc.	47,187	1,730,819
Balchem Corp. (c)	17,139	426,761
Cabot Corp.	31,185	617,151
Calgon Carbon Corp. (a)(c)	41,502	593,479
Celanese Corp. Class A	110,825	2,822,713
CF Industries Holdings, Inc.	41,258	3,369,128
Cytec Industries, Inc. (c)	40,411	1,167,474
Dow Chemical Co.	795,178	16,929,340
E.I. du Pont de Nemours & Co. (c)	654,660	20,903,294
Eastman Chemical Co.	47,427	2,473,792
Ecolab, Inc.	124,412	5,261,383
Ferro Corp. (c)	33,071	260,599
Flotek Industries, Inc. (a)(c)	12,942	21,095
FMC Corp. (c)	50,248	2,396,830
GenTek, Inc. (a)(c)	4,202	115,261
Georgia Gulf Corp. (a)	805	24,158
H.B. Fuller Co. (c)	31,742	626,587
Hawkins, Inc. (c)	6,199	131,729
Huntsman Corp.	111,666	959,211
ICO, Inc. (a)	28,426	116,547
Innophos Holdings, Inc.	19,698	376,035
International Flavors & Fragrances, Inc.	54,187	1,930,141
Intrepid Potash, Inc. (a)(c)	31,203	732,958
Koppers Holdings, Inc.	29,186	796,778
Kronos Worldwide, Inc. (c)	87	732
Landec Corp. (a)	21,495	131,334
LSB Industries, Inc. (a)	19,648	303,365
Lubrizol Corp.	48,000	3,058,560
Material Sciences Corp. (a)	1,552	2,794
Minerals Technologies, Inc.	16,405	735,600
Monsanto Co.	410,175	34,405,479
Nalco Holding Co.	95,000	1,700,500
Nanophase Technologies Corp. (a)	4,415	4,062
NewMarket Corp.	8,586	713,668
NL Industries, Inc.	6,360	43,630
Olin Corp. (c)	41,139	688,667
OM Group, Inc. (a)(c)	27,564	750,016
OMNOVA Solutions, Inc. (a)	3,702	17,473
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Penford Corp.	7,525	$ 48,461
PolyOne Corp. (a)	82,298	419,720
PPG Industries, Inc.	120,000	6,648,000
Praxair, Inc.	233,432	17,885,560
Quaker Chemical Corp.	16,836	348,842
Rockwood Holdings, Inc. (a)(c)	39,589	806,428
RPM International, Inc.	83,000	1,351,240
Senomyx, Inc. (a)	21,458	82,828
Sensient Technologies Corp. (c)	40,668	1,060,215
Sigma Aldrich Corp.	78,776	4,001,821
Solutia, Inc. (a)	86,873	1,062,457
Spartech Corp.	13,865	160,002
Stepan Co.	9,873	533,734
Terra Industries, Inc.	84,445	2,627,084
Terra Nitrogen Co. LP	4,070	424,175
The Mosaic Co.	112,750	5,464,993
The Scotts Miracle-Gro Co. Class A	26,966	1,097,247
Valspar Corp.	66,080	1,769,622
W.R. Grace & Co. (a)(c)	45,142	755,226
Westlake Chemical Corp.	10,398	249,968
Zep, Inc. (c)	19,224	307,200
Zoltek Companies, Inc. (a)(c)	46,821	436,372
		171,815,942
Construction Materials - 0.1%
Eagle Materials, Inc. (c)	40,054	1,054,622
Headwaters, Inc. (a)(c)	58,586	224,970
Martin Marietta Materials, Inc.	33,000	2,890,140
Texas Industries, Inc. (c)	14,848	590,356
U.S. Concrete, Inc. (a)	30,514	47,297
Vulcan Materials Co. (c)	72,000	3,602,880
		8,410,265
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,716	180,670
Aptargroup, Inc. (c)	45,669	1,570,100
Ball Corp.	64,246	3,113,361
Bemis Co., Inc.	67,911	1,805,753
Crown Holdings, Inc. (a)(c)	110,480	2,743,218
Graphic Packaging Holding Co. (a)	22,196	47,277
Greif, Inc. Class A (c)	21,909	1,085,372
MOD-PAC Corp. (sub. vtg.) (a)	1,150	2,841
Myers Industries, Inc.	14,920	152,930
Owens-Illinois, Inc. (a)(c)	123,578	4,194,237
Packaging Corp. of America	79,314	1,614,833
Pactiv Corp. (a)	87,405	2,172,014
Rock-Tenn Co. Class A	27,000	1,384,830
Sealed Air Corp.	108,108	2,044,322
Silgan Holdings, Inc.	19,066	926,989
Sonoco Products Co.	71,000	1,841,740
Temple-Inland, Inc.	58,046	981,558
		25,862,045

	Shares	Value
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	$ 107,281
AK Steel Holding Corp. (c)	88,152	1,791,249
Alcoa, Inc. (c)	721,892	8,698,799
Allegheny Technologies, Inc. (c)	63,150	1,917,866
Allied Nevada Gold Corp. (a)(c)	35,000	283,150
Amcol International Corp.	19,393	429,361
Brush Engineered Materials, Inc. (a)(c)	25,983	576,303
Carpenter Technology Corp.	27,979	596,232
Century Aluminum Co. (a)(c)	75,452	771,874
Cliffs Natural Resources, Inc.	92,783	2,348,338
Coeur d'Alene Mines Corp. (a)	32,301	489,037
Commercial Metals Co.	84,856	1,436,612
Compass Minerals International, Inc.	21,829	1,160,866
Freeport-McMoRan Copper & Gold, Inc. (c)	315,769	19,887,132
General Moly, Inc. (a)(c)	29,643	81,222
Haynes International, Inc. (a)(c)	10,049	272,428
Hecla Mining Co. (a)(c)	230,415	686,637
Horsehead Holding Corp. (a)	45,973	514,898
Kaiser Aluminum Corp. (c)	10,073	325,660
Newmont Mining Corp.	365,073	14,672,284
Nucor Corp.	210,239	9,364,045
Olympic Steel, Inc.	11,152	300,323
Reliance Steel & Aluminum Co.	47,022	1,736,993
Royal Gold, Inc. (c)	35,402	1,404,751
RTI International Metals, Inc. (a)(c)	29,113	559,552
Schnitzer Steel Industries, Inc. Class A (c)	15,000	810,150
Southern Copper Corp. (c)	159,372	4,503,853
Steel Dynamics, Inc.	152,479	2,523,527
Stillwater Mining Co. (a)	36,480	233,837
Synalloy Corp.	700	7,000
Titanium Metals Corp. (c)	70,000	575,400
United States Steel Corp. (c)	102,385	4,482,415
Universal Stainless & Alloy Products, Inc. (a)(c)	3,224	57,742
US Gold Corp. (a)(c)	30,000	83,700
Walter Energy, Inc. (c)	39,457	2,048,213
Worthington Industries, Inc.	49,734	654,997
		86,393,727
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc. (a)	19,818	199,765
Clearwater Paper Corp. (a)	8,645	398,967
Deltic Timber Corp.	16,733	854,722
Domtar Corp. (a)(c)	35,379	1,253,478
Glatfelter	43,011	448,605
International Paper Co.	293,172	6,728,297
Louisiana-Pacific Corp. (a)(c)	78,927	594,320
MeadWestvaco Corp. (c)	117,733	2,584,239
Neenah Paper, Inc.	13,013	147,698
Schweitzer-Mauduit International, Inc.	13,459	661,914
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Wausau-Mosinee Paper Corp.	43,208	$ 417,389
Weyerhaeuser Co. (c)	151,125	5,650,564
		19,939,958
TOTAL MATERIALS		312,421,937
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.5%
8X8, Inc. (a)	1,000	920
AboveNet, Inc. (a)(c)	7,233	662,615
Alaska Communication Systems Group, Inc. (c)	65,347	520,816
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,473,185	116,526,469
Atlantic Tele-Network, Inc.	14,040	671,112
Broadcast International, Inc. (a)	270	365
Cbeyond, Inc. (a)(c)	40,071	575,420
CenturyTel, Inc.	200,599	6,465,306
Cincinnati Bell, Inc. (a)(c)	143,413	477,565
Clearwire Corp. Class A (a)(c)	85,640	656,002
Cogent Communications Group, Inc. (a)(c)	37,872	365,465
Consolidated Communications Holdings, Inc.	31,380	442,458
D&E Communications, Inc.	4,944	51,566
FairPoint Communications, Inc. (c)	64,815	52,500
Frontier Communications Corp.	249,262	1,772,253
General Communications, Inc. Class A (a)	32,745	218,409
Global Crossing Ltd. (a)(c)	20,490	230,308
HickoryTech Corp.	540	4,698
iBasis, Inc. (a)	13,800	31,050
IDT Corp. Class B (a)	13,297	34,173
Iowa Telecommunication Services, Inc. (c)	32,482	370,620
Level 3 Communications, Inc. (a)(c)	1,233,430	1,480,116
Neutral Tandem, Inc. (a)	16,732	418,467
PAETEC Holding Corp. (a)	54,655	153,034
Premiere Global Services, Inc. (a)(c)	40,771	381,617
Qwest Communications International, Inc. (c)	987,046	3,543,495
SureWest Communications (a)	9,983	126,485
tw telecom, inc. (a)	130,227	1,491,099
Verizon Communications, Inc.	2,153,794	66,853,766
Vonage Holdings Corp. (a)(c)	6,797	9,720
Windstream Corp. (c)	329,545	2,824,201
XETA Technologies, Inc. (a)	2,000	4,600
		207,416,690
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	290,908	9,207,238
Centennial Communications Corp. Class A (a)(c)	69,964	529,627

	Shares	Value
Crown Castle International Corp. (a)(c)	178,978	$ 4,807,349
FiberTower Corp. (a)	27,468	17,854
IPCS, Inc. (a)	17,565	277,351
Leap Wireless International, Inc. (a)(c)	44,273	730,062
MetroPCS Communications, Inc. (a)(c)	172,855	1,375,926
NII Holdings, Inc. (a)(c)	115,192	2,731,202
NTELOS Holdings Corp.	25,472	412,901
SBA Communications Corp. Class A (a)(c)	88,053	2,122,958
Shenandoah Telecommunications Co. (c)	20,147	347,536
Sprint Nextel Corp. (a)(c)	2,110,117	7,723,028
Syniverse Holdings, Inc. (a)	45,577	814,461
Telephone & Data Systems, Inc.	73,482	1,937,720
Terrestar Corp. (a)	26,200	32,488
U.S. Cellular Corp. (a)	6,963	254,219
USA Mobility, Inc.	34,004	432,871
Virgin Mobile USA, Inc. Class A (a)(c)	12,612	59,403
		33,814,194
TOTAL TELECOMMUNICATION SERVICES		241,230,884
UTILITIES - 3.9%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	118,891	3,139,911
Allete, Inc.	38,638	1,306,351
American Electric Power Co., Inc.	350,914	11,029,227
Brookfield Infrastructure Partners LP	23,843	361,460
Central Vermont Public Service Corp.	16,999	311,082
Cleco Corp. (c)	47,870	1,168,985
DPL, Inc. (c)	84,246	2,086,773
Duke Energy Corp.	966,180	14,966,128
Edison International	216,000	7,216,560
El Paso Electric Co. (a)(c)	53,918	913,371
Empire District Electric Co.	46,000	834,900
EnerNOC, Inc. (a)(c)	6,824	183,839
Entergy Corp.	147,660	11,665,140
Exelon Corp.	503,295	25,174,816
FirstEnergy Corp. (c)	229,333	10,349,798
FPL Group, Inc.	285,647	16,047,648
Great Plains Energy, Inc. (c)	79,381	1,390,755
Hawaiian Electric Industries, Inc. (c)	68,932	1,199,417
IDACORP, Inc. (c)	36,791	1,047,808
ITC Holdings Corp.	40,146	1,870,001
MGE Energy, Inc.	15,941	564,790
Northeast Utilities	123,000	2,926,170
NV Energy, Inc.	164,486	1,983,701
Pepco Holdings, Inc.	144,996	2,077,793
Pinnacle West Capital Corp. (c)	68,015	2,238,374
PNM Resources, Inc.	82,308	961,357
Portland General Electric Co. (c)	55,105	1,075,650
PPL Corp. (c)	278,931	8,200,571
Progress Energy, Inc. (c)	203,000	8,024,590
Southern Co.	590,204	18,414,365
UIL Holdings Corp.	31,926	828,160
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Unisource Energy Corp.	32,881	$ 961,440
Unitil Corp.	14,363	313,401
Westar Energy, Inc.	68,366	1,402,870
		162,237,202
Gas Utilities - 0.4%
AGL Resources, Inc.	55,000	1,847,450
Amerigas Partners LP	23,000	795,110
Atmos Energy Corp. (c)	68,000	1,852,320
Chesapeake Utilities Corp.	12,055	371,294
Delta Natural Gas Co., Inc.	1,791	46,530
Energen Corp. (c)	45,000	1,889,550
EQT Corp. (c)	93,000	3,689,310
Ferrellgas Partners LP	33,275	690,456
Laclede Group, Inc.	18,808	612,388
National Fuel Gas Co. New Jersey (c)	52,000	2,323,880
New Jersey Resources Corp. (c)	31,000	1,139,250
Nicor, Inc. (c)	34,000	1,231,480
Northwest Natural Gas Co. (c)	23,927	1,007,327
ONEOK, Inc. (c)	65,000	2,202,200
Piedmont Natural Gas Co., Inc.	52,000	1,249,040
Questar Corp. (c)	122,500	4,135,600
South Jersey Industries, Inc.	22,199	769,195
Southwest Gas Corp. (c)	35,257	858,508
Spectra Energy Partners, LP	10,000	231,700
Star Gas Partners LP	10,101	37,374
Suburban Propane Partners LP	23,000	933,110
UGI Corp.	77,269	1,971,132
WGL Holdings, Inc. (c)	38,000	1,254,000
		31,138,204
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (c)	499,276	6,825,103
Black Hills Corp. (c)	45,161	1,155,218
Calpine Corp. (a)(c)	269,019	3,163,663
Constellation Energy Group, Inc.	128,764	4,075,381
Dynegy, Inc. Class A (a)	348,704	662,538
Mirant Corp. (a)(c)	148,255	2,498,097
NRG Energy, Inc. (a)	192,725	5,174,666
Ormat Technologies, Inc.	19,662	709,012
RRI Energy, Inc. (a)	268,023	1,592,057
		25,855,735
Multi-Utilities - 1.2%
Alliant Energy Corp. (c)	75,633	1,992,173
Ameren Corp.	148,399	4,002,321
Avista Corp.	53,061	1,035,751
CenterPoint Energy, Inc. (c)	230,000	2,852,000
CH Energy Group, Inc.	20,599	942,610
CMS Energy Corp. (c)	154,517	2,072,073
Consolidated Edison, Inc. (c)	197,037	7,918,917

	Shares	Value
Dominion Resources, Inc.	445,392	$ 14,733,567
DTE Energy Co. (c)	110,396	3,839,573
Integrys Energy Group, Inc.	52,000	1,785,160
MDU Resources Group, Inc.	118,182	2,293,913
NiSource, Inc. (c)	205,000	2,708,050
NorthWestern Energy Corp.	51,010	1,223,730
NSTAR (c)	71,901	2,274,948
OGE Energy Corp. (c)	63,629	1,990,315
PG&E Corp. (c)	272,121	11,045,391
Public Service Enterprise Group, Inc.	382,931	12,127,425
SCANA Corp.	76,000	2,635,680
Sempra Energy (c)	171,000	8,579,070
TECO Energy, Inc. (c)	142,374	1,896,422
Vectren Corp.	58,914	1,363,859
Wisconsin Energy Corp. (c)	82,000	3,728,540
Xcel Energy, Inc. (c)	323,876	6,396,551
		99,438,039
Water Utilities - 0.1%
American States Water Co. (c)	28,136	929,051
American Water Works Co., Inc.	69,800	1,402,980
Aqua America, Inc. (c)	100,000	1,685,000
Artesian Resources Corp. Class A	3,752	66,335
California Water Service Group (c)	20,626	767,700
Middlesex Water Co.	3,274	49,830
SJW Corp.	12,703	280,355
Southwest Water Co.	7,527	33,872
		5,215,123
TOTAL UTILITIES		323,884,303
TOTAL COMMON STOCKS (Cost $9,464,076,475)		8,281,051,177
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.38% to 0.54% 10/22/09 to 12/17/09 (d) (Cost $28,866,648)	$ 28,900,000	28,889,444
Money Market Funds - 24.2%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (e)	84,557,432	$ 84,557,432
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	1,947,208,454	1,947,208,454
TOTAL MONEY MARKET FUNDS (Cost $2,031,765,886)		2,031,765,886
TOTAL INVESTMENT PORTFOLIO - 123.0% (Cost $11,524,709,009)		10,341,706,507
NET OTHER ASSETS - (23.0)%		(1,930,624,986)
NET ASSETS - 100%		$ 8,411,081,521
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
104 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 5,302,440	$ 330,150
114 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2009	7,455,600	282,944
379 CME S&P 500 Index Contracts	Sept. 2009	96,616,575	3,206,219
260 NYFE Russell 2000 Mini Index Contracts	Sept. 2009	14,864,200	484,710
TOTAL EQUITY INDEX CONTRACTS		$ 124,238,815	$ 4,304,023

The face value of futures purchased as a percentage of net assets - 1.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Energy Transfer Equity LP and pay monthly a floating rate based on 1-month LIBOR plus 200 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 1,780,144	$ (159,397)
Receive monthly a return equal to Energy Transfer Partners LP and pay monthly a floating rate based on 1-month LIBOR plus 200 basis points with JPMorgan Chase, Inc.	Oct. 2009	1,737,520	(207,217)
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	5,020,080	(90,767)
		$ 8,537,744	$ (457,381)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,095,620.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 3
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 456,552
Fidelity Securities Lending Cash Central Fund	4,843,537
Total	$ 5,300,089
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 827,609,767	$ 827,609,767	$ -	$ -
Consumer Staples	826,780,494	826,780,494	-	-
Energy	928,949,697	928,949,697	-	-
Financials	1,372,643,568	1,372,643,530	-	38
Health Care	1,091,389,712	1,091,389,712	-	-
Industrials	853,271,780	853,271,780	-	-
Information Technology	1,502,869,035	1,502,869,035	-	-
Materials	312,421,937	312,421,937	-	-
Telecommunication Services	241,230,884	241,230,884	-	-
Utilities	323,884,303	323,884,303	-	-
Money Market Funds	2,031,765,886	2,031,765,886	-	-
U.S. Government and Government Agency Obligations	28,889,444	-	28,889,444	-
Total Investments in Securities	$ 10,341,706,507	$ 10,312,817,025	$ 28,889,444	$ 38
Derivative Instruments:
Assets
Futures Contracts	$ 4,304,023	$ 4,304,023	$ -	$ -
Liabilities
Swap Agreements	$ (457,381)	$ -	$ (457,381)	$ -
Total Derivative Instruments	$ 3,846,642	$ 4,304,023	$ (457,381)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3)
Cost of Purchases	41
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 38
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (3)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 4,304,023	$ -
Swap Agreements (b)	-	(457,381)
Total Equity Risk	4,304,023	(457,381)
Total Value of Derivatives	$ 4,304,023	$ (457,381)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $160,154,968 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $98,656,137 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,873,158,534) - See accompanying schedule: Unaffiliated issuers (cost $9,492,943,123)	$ 8,309,940,621
Fidelity Central Funds (cost $2,031,765,886)	2,031,765,886
Total Investments (cost $11,524,709,009)		$ 10,341,706,507
Receivable for investments sold		15,049,555
Receivable for fund shares sold		7,652,796
Dividends receivable		17,403,534
Distributions receivable from Fidelity Central Funds		440,037
Other receivables		41,829
Total assets		10,382,294,258

Liabilities
Payable to custodian bank	$ 2,144
Payable for fund shares redeemed	21,859,948
Unrealized depreciation on swap agreements	457,381
Accrued management fee	484,642
Payable for daily variation on futures contracts	1,035,403
Other affiliated payables	124,865
Other payables and accrued expenses	39,900
Collateral on securities loaned, at value	1,947,208,454
Total liabilities		1,971,212,737

Net Assets		$ 8,411,081,521
Net Assets consist of:
Paid in capital		$ 9,768,697,111
Undistributed net investment income		73,858,614
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(252,318,134)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,179,156,070)
Net Assets		$ 8,411,081,521
Investor Class: Net Asset Value, offering price and redemption price per share ($5,042,096,245 ÷ 173,269,424 shares)		$ 29.10

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($3,368,985,276 ÷ 115,760,926 shares)		$ 29.10

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 77,251,490
Interest		93,222
Income from Fidelity Central Funds (including $4,843,537 from security lending)		5,300,089
Total income		82,644,801

Expenses
Management fee	$ 2,515,940
Transfer agent fees	649,209
Independent trustees' compensation	26,218
Miscellaneous	10,823
Total expenses before reductions	3,202,190
Expense reductions	(1,018)	3,201,172
Net investment income (loss)		79,443,629
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,151,832)
Foreign currency transactions	38
Futures contracts	38,165,250
Swap agreements	1,787,286
Total net realized gain (loss)		8,800,742
Change in net unrealized appreciation (depreciation) on: Investment securities	2,292,356,025
Assets and liabilities in foreign currencies	(186)
Futures contracts	32,569,934
Swap agreements	(589,661)
Total change in net unrealized appreciation (depreciation)		2,324,336,112
Net gain (loss)		2,333,136,854
Net increase (decrease) in net assets resulting from operations		$ 2,412,580,483

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 79,443,629	$ 170,100,398
Net realized gain (loss)	8,800,742	(229,606,935)
Change in net unrealized appreciation (depreciation)	2,324,336,112	(3,863,584,035)
Net increase (decrease) in net assets resulting from operations	2,412,580,483	(3,923,090,572)
Distributions to shareholders from net investment income	(28,366,213)	(161,347,007)
Distributions to shareholders from net realized gain	-	(1,116,860)
Total distributions	(28,366,213)	(162,463,867)
Share transactions - net increase (decrease)	401,562,528	1,665,396,658
Redemption fees	222,612	718,259
Total increase (decrease) in net assets	2,785,999,410	(2,419,439,522)

Net Assets
Beginning of period	5,625,082,111	8,044,521,633
End of period (including undistributed net investment income of $73,858,614 and undistributed net investment income of $22,781,198, respectively)	$ 8,411,081,521	$ 5,625,082,111

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89	$ 31.00
Income from Investment Operations
Net investment income (loss) D	.28	.70	.76	.68	.56	.54 G
Net realized and unrealized gain (loss)	8.32	(16.70)	(2.30)	3.63	2.95	1.82
Total from investment operations	8.60	(16.00)	(1.54)	4.31	3.51	2.36
Distributions from net investment income	(.10)	(.64)	(.65)	(.52)	(.51)	(.47)
Distributions from net realized gain	-	(.01)	(.24)	-	-	-
Total distributions	(.10)	(.65) K	(.89)	(.52)	(.51)	(.47)
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 29.10	$ 20.60	$ 37.25	$ 39.68	$ 35.89	$ 32.89
Total Return B,C	41.84%	(43.32)%	(4.10)%	12.05%	10.73%	7.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.38%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.17%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.17%
Net investment income (loss)	2.20% A	2.23%	1.84%	1.80%	1.67%	1.73% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,042,096	$ 3,358,025	$ 4,479,327	$ 3,942,368	$ 1,971,617	$ 2,849,097
Portfolio turnover rate F	3% A	3%	4%	4%	6%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.645 per share is comprised of distributions from net investment income of $.640 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 37.25	$ 39.68	$ 35.89	$ 33.05
Income from Investment Operations
Net investment income (loss) D	.28	.72	.77	.69	.24
Net realized and unrealized gain (loss)	8.31	(16.71)	(2.30)	3.63	3.02
Total from investment operations	8.59	(15.99)	(1.53)	4.32	3.26
Distributions from net investment income	(.10)	(.65)	(.66)	(.53)	(.42)
Distributions from net realized gain	-	(.01)	(.24)	-	-
Total distributions	(.10)	(.65) K	(.90)	(.53)	(.42)
Redemption fees added to paid in capital D,J	-	-	-	-	-
Net asset value, end of period	$ 29.10	$ 20.61	$ 37.25	$ 39.68	$ 35.89
Total Return B,C	41.78%	(43.28)%	(4.07)%	12.08%	9.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07% A
Net investment income (loss)	2.23% A	2.26%	1.87%	1.83%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,368,985	$ 2,267,057	$ 3,565,194	$ 2,688,207	$ 1,744,010
Portfolio turnover rate F	3% A	3%	4%	4%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $.654 per share is comprised of distributions from net investment income of $.649 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	5.3	5.7
Visa, Inc. Class A	1.4	1.5
Liberty Media Corp. Entertainment Series A	0.6	0.6
Annaly Capital Management, Inc.	0.4	0.5
Kinder Morgan Energy Partners LP	0.4	0.4
Enterprise Products Partners LP	0.4	0.3
Bunge Ltd.	0.4	0.4
Marvell Technology Group Ltd.	0.3	0.2
The Mosaic Co.	0.3	0.4
Discovery Communications, Inc.	0.3	0.3
	9.8
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	22.2
Information Technology	15.0	14.7
Consumer Discretionary	13.5	11.4
Industrials	12.4	11.6
Health Care	10.7	12.9
Energy	9.0	8.6
Materials	5.4	4.6
Utilities	4.3	4.8
Consumer Staples	3.2	3.3
Telecommunication Services	1.4	1.7
Percentages are adjusted for the effect of futures and swaps, if applicable.

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (c)	56,949	$ 351,945
Amerigon, Inc. (a)	23,891	151,947
Amerityre Corp. (a)	29,329	9,679
ArvinMeritor, Inc. (c)	107,722	787,448
BorgWarner, Inc.	161,552	4,793,248
Cooper Tire & Rubber Co.	94,513	1,349,646
Dana Holding Corp. (a)	83,161	434,932
Dorman Products, Inc. (a)	12,243	172,137
Drew Industries, Inc. (a)	29,514	607,398
Exide Technologies (a)	79,119	562,536
Federal-Mogul Corp. Class A (a)	41,367	520,397
Fuel Systems Solutions, Inc. (a)	21,478	719,943
Gentex Corp.	177,000	2,582,430
Hawk Corp. Class A (a)	12,526	171,606
Modine Manufacturing Co.	60,801	514,984
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(c)	84,641	68,559
Raser Technologies, Inc. (a)(c)	168,169	353,155
Shiloh Industries, Inc. (a)	7,998	40,070
Spartan Motors, Inc.	35,000	190,050
Standard Motor Products, Inc.	15,000	185,700
Stoneridge, Inc. (a)	21,118	112,348
Strattec Security Corp.	1,213	17,819
Superior Industries International, Inc.	41,372	588,310
Tenneco, Inc. (a)	61,000	957,700
TRW Automotive Holdings Corp. (a)	92,611	1,634,584
WABCO Holdings, Inc.	86,667	1,652,740
		19,531,311
Automobiles - 0.1%
Thor Industries, Inc.	49,070	1,278,274
Winnebago Industries, Inc.	39,085	472,929
		1,751,203
Distributors - 0.1%
Amcon Distributing Co.	1,022	57,488
Aristotle Corp. (a)	3,170	18,862
Audiovox Corp. Class A (a)	31,453	222,058
Core-Mark Holding Co., Inc. (a)	13,487	387,212
LKQ Corp. (a)	184,000	3,194,240
		3,879,860
Diversified Consumer Services - 1.1%
American Public Education, Inc. (a)(c)	23,500	814,275
Bridgepoint Education, Inc.	21,298	391,244
Brinks Home Security Holdings, Inc. (a)	59,000	1,844,930
Capella Education Co. (a)(c)	19,575	1,240,076
Career Education Corp. (a)(c)	120,997	2,873,679
Carriage Services, Inc. (a)	9,225	37,730
Coinstar, Inc. (a)	37,782	1,247,184
Collectors Universe, Inc.	1,364	6,384
Corinthian Colleges, Inc. (a)(c)	105,000	2,012,850

	Shares	Value
CPI Corp.	8,848	$ 159,972
Grand Canyon Education, Inc.	21,460	373,404
Hillenbrand, Inc.	89,494	1,791,670
ITT Educational Services, Inc. (a)	51,500	5,406,985
Jackson Hewitt Tax Service, Inc.	27,794	155,368
K12, Inc. (a)(c)	30,404	626,018
Learning Tree International, Inc. (a)	12,160	133,274
Lincoln Educational Services Corp. (a)(c)	19,434	431,046
Mac-Gray Corp. (a)	6,217	74,542
Matthews International Corp. Class A	43,775	1,525,121
Nobel Learning Communities, Inc. (a)	2,715	30,137
Pre-Paid Legal Services, Inc. (c)	13,505	619,069
Princeton Review, Inc. (a)(c)	29,132	115,654
Regis Corp.	71,170	1,151,531
Service Corp. International	314,347	2,225,577
Sotheby's Class A (ltd. vtg.)	85,144	1,350,384
Steiner Leisure Ltd. (a)	21,360	709,579
Stewart Enterprises, Inc. Class A	127,464	676,834
Strayer Education, Inc.	18,200	3,842,020
Universal Technical Institute, Inc. (a)	33,796	680,313
Weight Watchers International, Inc.	53,364	1,463,775
		34,010,625
Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc. (a)	63,027	523,124
Ambassadors Group, Inc.	31,464	496,502
Ambassadors International, Inc. (a)	7,395	2,958
Ameristar Casinos, Inc. (c)	29,945	497,386
ARK Restaurants Corp.	5,734	77,409
Bally Technologies, Inc. (a)	73,920	2,988,586
Benihana, Inc. Class A (sub. vtg.) (a)	14,750	104,430
BJ's Restaurants, Inc. (a)(c)	34,789	596,631
Bluegreen Corp. (a)	15,202	44,086
Bob Evans Farms, Inc.	45,890	1,233,064
Boyd Gaming Corp. (a)	92,363	949,492
Brinker International, Inc.	123,164	1,793,268
Buffalo Wild Wings, Inc. (a)(c)	24,328	1,003,043
Burger King Holdings, Inc.	122,187	2,190,813
California Pizza Kitchen, Inc. (a)	44,902	631,322
Carrols Restaurant Group, Inc. (a)	13,945	106,121
CEC Entertainment, Inc. (a)	29,882	799,344
Cedar Fair LP (depository unit)	52,822	582,627
Century Casinos, Inc. (a)	29,959	85,383
Chipotle Mexican Grill, Inc. Class A (a)(c)	42,926	3,600,633
Choice Hotels International, Inc.	43,495	1,283,103
Churchill Downs, Inc.	15,973	603,300
CKE Restaurants, Inc.	68,651	663,855
Cosi, Inc. (a)	50,022	31,514
Cracker Barrel Old Country Store, Inc.	30,886	877,471
Denny's Corp. (a)	149,556	381,368
DineEquity, Inc. (c)	24,331	512,897
Domino's Pizza, Inc. (a)(c)	61,250	495,513
Dover Downs Gaming & Entertainment, Inc.	19,410	116,072
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dover Motorsports, Inc.	22,686	$ 32,895
Einstein Noah Restaurant Group, Inc. (a)	9,000	116,640
Empire Resorts, Inc. (a)(c)	29,497	84,951
Famous Dave's of America, Inc. (a)	10,737	61,738
Frisch's Restaurants, Inc.	2,711	76,504
Gaylord Entertainment Co. (a)(c)	48,177	978,957
Great Wolf Resorts, Inc. (a)	56,227	197,357
Icahn Enterprises LP	8,079	342,146
International Speedway Corp. Class A	38,969	1,083,728
Interval Leisure Group, Inc. (a)	56,550	593,210
Isle of Capri Casinos, Inc. (a)(c)	25,751	263,433
Jack in the Box, Inc. (a)(c)	67,000	1,366,130
Jamba, Inc. (a)(c)	20,639	22,084
Krispy Kreme Doughnuts, Inc. (a)	96,746	297,010
Lakes Entertainment, Inc. (a)	25,879	81,778
Landry's Restaurants, Inc. (a)	12,835	124,500
Las Vegas Sands Corp. (a)(c)	587,223	8,373,800
Life Time Fitness, Inc. (a)(c)	52,181	1,623,873
Lodgian, Inc. (a)	30,634	42,581
Luby's, Inc. (a)	27,286	118,694
Marcus Corp.	35,270	441,580
MAXXAM, Inc. (a)	2,331	23,660
McCormick & Schmick's Seafood Restaurants (a)	24,841	218,849
MGM Mirage, Inc. (a)(c)	311,741	2,640,446
Monarch Casino & Resort, Inc. (a)	14,183	142,255
Morgans Hotel Group Co. (a)	34,281	169,005
Morton's Restaurant Group, Inc. (a)	8,711	34,583
MTR Gaming Group, Inc. (a)	23,573	79,205
Multimedia Games, Inc. (a)(c)	34,474	173,059
O'Charleys, Inc.	29,511	225,759
Orient Express Hotels Ltd. Class A (c)	94,458	940,802
P.F. Chang's China Bistro, Inc. (a)(c)	28,866	921,114
Panera Bread Co. Class A (a)(c)	44,400	2,318,124
Papa John's International, Inc. (a)	28,464	664,065
Peet's Coffee & Tea, Inc. (a)(c)	25,920	681,955
Penn National Gaming, Inc. (a)	85,837	2,507,299
Pinnacle Entertainment, Inc. (a)	89,197	836,668
Premier Exhibitions, Inc. (a)	16,798	12,263
Red Lion Hotels Corp. (a)	19,438	112,740
Red Robin Gourmet Burgers, Inc. (a)(c)	24,676	475,753
Royal Caribbean Cruises Ltd. (c)	176,308	3,363,957
Rubio's Restaurants, Inc. (a)	3,930	23,816
Ruby Tuesday, Inc. (a)(c)	70,124	511,905
Ruth's Chris Steak House, Inc. (a)	15,729	62,287
Scientific Games Corp. Class A (a)	91,000	1,403,220
Shuffle Master, Inc. (a)	68,852	521,898
Silverleaf Resorts, Inc. (a)	16,000	24,640
Sonic Corp. (a)(c)	81,622	932,939
Speedway Motorsports, Inc.	20,703	321,932
Texas Roadhouse, Inc. Class A (a)(c)	78,589	800,822

	Shares	Value
The Cheesecake Factory, Inc. (a)(c)	79,464	$ 1,459,754
The Steak n Shake Co. (a)	37,744	395,557
Town Sports International Holdings, Inc. (a)	11,158	30,685
Vail Resorts, Inc. (a)(c)	36,500	1,208,880
VCG Holding Corp. (a)	18,692	40,749
Wendy's/Arby's Group, Inc.	571,485	2,880,284
WMS Industries, Inc. (a)	58,000	2,455,140
Youbet.com, Inc. (a)	30,676	63,499
		69,274,472
Household Durables - 1.2%
American Greetings Corp. Class A	63,585	883,196
Bassett Furniture Industries, Inc.	8,703	44,037
Beazer Homes USA, Inc. (a)(c)	59,402	256,023
Blyth, Inc.	10,638	484,029
Brookfield Homes Corp. (a)(c)	9,444	67,997
California Coastal Communities, Inc. (a)(c)	7,836	12,067
Cavalier Homes, Inc. (a)	13,027	35,694
Cavco Industries, Inc. (a)	8,826	285,168
Champion Enterprises, Inc. (a)	73,058	42,374
Cobra Electronics Corp. (a)	1,132	1,619
Craftmade International, Inc. (a)	2,794	7,991
CSS Industries, Inc.	13,990	292,111
Dixie Group, Inc. (a)	6,499	19,497
Emerson Radio Corp. (a)	9,263	11,949
Ethan Allen Interiors, Inc. (c)	40,124	623,527
Flexsteel Industries, Inc.	3,192	25,057
Furniture Brands International, Inc.	52,886	295,633
Garmin Ltd. (c)	160,488	5,275,241
Helen of Troy Ltd. (a)	39,599	856,130
Hooker Furniture Corp.	13,826	184,024
Hovnanian Enterprises, Inc. Class A (a)(c)	63,368	340,286
iRobot Corp. (a)	37,138	425,973
Jarden Corp. (a)(c)	114,000	2,775,900
La-Z-Boy, Inc. (c)	73,330	621,105
Lifetime Brands, Inc. (c)	12,011	68,583
M.D.C. Holdings, Inc.	52,871	1,980,548
M/I Homes, Inc. (a)	22,355	353,656
Meritage Homes Corp. (a)(c)	40,476	907,067
Mohawk Industries, Inc. (a)	73,000	3,658,760
National Presto Industries, Inc.	7,882	660,275
NVR, Inc. (a)(c)	7,000	4,726,750
Orleans Homebuilders, Inc. (a)(c)	4,454	16,925
Palm Harbor Homes, Inc. (a)	9,454	27,889
Russ Berrie & Co., Inc. (a)	16,705	95,887
Ryland Group, Inc.	58,104	1,331,744
Sealy Corp., Inc. (a)	81,807	214,334
Skyline Corp.	14,802	348,883
Standard Pacific Corp. (a)(c)	172,991	627,957
Stanley Furniture Co., Inc.	15,731	190,660
Tempur-Pedic International, Inc.	94,825	1,403,410
Toll Brothers, Inc. (a)	171,000	3,888,540
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	83,699	$ 3,096,026
Universal Electronics, Inc. (a)	26,256	494,138
		37,958,660
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	40,928	126,468
Bidz.com, Inc. (a)(c)	8,406	27,488
Blue Nile, Inc. (a)(c)	20,554	1,138,281
dELiA*s, Inc. (a)	25,316	63,290
Drugstore.com, Inc. (a)	71,510	169,479
eDiets.com, Inc. (a)(c)	14,028	12,625
Gaiam, Inc. Class A (a)	15,653	87,344
Hollywood Media Corp. (a)	26,946	43,114
HSN, Inc. (a)	51,805	538,772
Liberty Media Corp. Interactive Series A (a)	786,347	7,533,204
Netflix, Inc. (a)(c)	63,698	2,781,055
NutriSystem, Inc.	47,498	675,897
Orbitz Worldwide, Inc. (a)(c)	55,775	349,709
Overstock.com, Inc. (a)(c)	28,744	358,150
PetMed Express, Inc.	45,901	830,349
Priceline.com, Inc. (a)(c)	55,942	8,613,949
Shutterfly, Inc. (a)	30,708	444,038
Stamps.com, Inc. (a)	24,970	215,241
Ticketmaster Entertainment, Inc. (a)	55,451	541,202
US Auto Parts Network, Inc. (a)	28,450	155,053
ValueVision Media, Inc. Class A (a)	39,538	130,475
		24,835,183
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc.	18,451	131,740
Brunswick Corp. (c)	122,999	1,142,661
Callaway Golf Co.	90,808	642,013
Cybex International, Inc. (a)	14,718	19,722
Escalade, Inc. (a)	6,336	11,088
Gametech International, Inc. (a)	13,061	24,816
JAKKS Pacific, Inc. (a)	41,166	551,624
Johnson Outdoors, Inc. Class A	1,929	18,615
Leapfrog Enterprises, Inc. Class A (a)	51,847	203,759
Marine Products Corp.	11,382	58,048
Meade Instruments Corp. (a)	201	679
Nautilus, Inc. (a)	27,540	47,369
Polaris Industries, Inc.	44,747	1,687,409
Pool Corp.	67,356	1,604,420
RC2 Corp. (a)	29,552	463,966
Smith & Wesson Holding Corp. (a)(c)	60,312	324,479
Sport Supply Group, Inc.	9,387	96,498
Steinway Musical Instruments, Inc. (a)	10,524	120,816
Sturm Ruger & Co., Inc. (c)	29,607	408,873
		7,558,595
Media - 2.9%
4Kids Entertainment, Inc. (a)	18,966	27,121

	Shares	Value
A.H. Belo Corp. Class A	15,726	$ 46,863
Alloy, Inc. (a)	9,144	60,990
Arbitron, Inc.	34,481	631,692
Ascent Media Corp. (a)	23,818	612,123
Atrinsic, Inc. (a)	2,087	2,212
Ballantyne of Omaha, Inc. (a)	30	81
Beasley Broadcast Group, Inc. Class A	4,117	14,574
Belo Corp. Series A	143,509	479,320
Cablevision Systems Corp. - NY Group Class A	306,704	6,851,767
Carmike Cinemas, Inc.	24,755	251,016
Cinemark Holdings, Inc.	68,040	683,122
CKX, Inc. (a)(c)	79,580	502,150
Clear Channel Outdoor Holding, Inc. Class A (a)	73,934	502,012
Crown Media Holdings, Inc. Class A (a)(c)	4,844	8,671
Cumulus Media, Inc. Class A (a)	58,225	80,933
Discovery Communications, Inc. (a)	370,789	9,610,851
DISH Network Corp. Class A (a)(c)	276,952	4,517,087
Dolan Media Co. (a)(c)	45,623	483,604
DreamWorks Animation SKG, Inc. Class A (a)	95,120	3,211,251
EDCI Holdings, Inc. (a)	6,425	31,740
Emmis Communications Corp. Class A (a)	64,360	42,478
Entercom Communications Corp. Class A	29,619	144,837
Entravision Communication Corp. Class A (a)	60,708	69,207
Fisher Communications, Inc.	11,582	238,937
Franklin Electronic Publishers, Inc. (a)	2,339	5,193
Gray Television, Inc.	51,014	37,240
Harris Interactive, Inc. (a)	41,822	36,385
Harte-Hanks, Inc.	60,612	790,380
Image Entertainment, Inc. (a)(c)	7,100	5,964
Insignia Systems, Inc. (a)	4,959	18,795
Interactive Data Corp.	56,760	1,317,400
John Wiley & Sons, Inc. Class A	62,706	2,010,981
Journal Communications, Inc. Class A	53,079	196,392
Knology, Inc. (a)	47,791	346,007
Lamar Advertising Co. Class A (a)(c)	83,500	1,911,315
Lee Enterprises, Inc.	48,941	88,583
Liberty Global, Inc. Class A (a)	383,745	8,400,178
Liberty Media Corp.:
Capital Series A (a)	134,896	2,575,165
Entertainment Series A (a)	694,735	19,376,159
LIN TV Corp. Class A (a)	30,902	108,157
Live Nation, Inc. (a)	127,482	896,198
LodgeNet Entertainment Corp. (a)(c)	28,428	198,427
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	32,675	234,280
Marvel Entertainment, Inc. (a)	67,057	3,243,547
Media General, Inc. Class A	21,102	171,770
Mediacom Communications Corp. Class A (a)(c)	74,681	375,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc. (a)(c)	22,142	$ 980,891
National CineMedia, Inc.	65,040	975,600
Navarre Corp. (a)	50,065	88,615
New Frontier Media, Inc. (a)	31,250	68,438
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	11,464
NTN Communications, Inc. (a)	16,316	7,995
Outdoor Channel Holdings, Inc. (a)	22,403	149,204
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	26,218	72,362
Point.360 (a)	2,433	3,066
PRIMEDIA, Inc.	26,029	65,333
Radio One, Inc. Class D (non-vtg.) (a)	59,150	43,180
RCN Corp. (a)	53,731	503,459
Reading International, Inc. Class A (a)	10,681	42,083
Regal Entertainment Group Class A	120,679	1,526,589
Regent Communication, Inc. (a)	13,099	4,716
Rentrak Corp. (a)	11,230	178,557
Saga Communications, Inc. Class A (a)	1,483	21,133
Salem Communications Corp. Class A (a)	6,831	18,102
Scholastic Corp.	41,454	1,009,819
Sinclair Broadcast Group, Inc. Class A	95,619	270,602
Sirius XM Radio, Inc. (a)	5,085,912	3,425,362
Spanish Broadcasting System, Inc. Class A (a)	67,440	22,923
SPAR Group, Inc. (a)	4,346	2,868
The McClatchy Co. Class A	76,034	151,308
Valassis Communications, Inc. (a)	77,531	1,217,237
Value Line, Inc.	523	15,423
Virgin Media, Inc. (c)	390,420	4,462,501
Warner Music Group Corp. (a)	66,624	305,138
World Wrestling Entertainment, Inc. Class A	47,606	678,862
WPT Enterprises, Inc. (a)	19,388	18,806
		87,790,436
Multiline Retail - 0.3%
99 Cents Only Stores (a)(c)	76,803	1,042,217
Dillard's, Inc. Class A	96,450	1,100,495
Dollar Tree, Inc. (a)	118,000	5,892,920
Duckwall-ALCO Stores, Inc. (a)	5,890	98,186
Fred's, Inc. Class A	47,290	618,553
Retail Ventures, Inc. (a)	21,851	105,759
Saks, Inc. (a)(c)	201,417	1,228,644
The Bon-Ton Stores, Inc. (c)	10,212	70,054
Tuesday Morning Corp. (a)	37,215	167,468
		10,324,296
Specialty Retail - 3.0%
A.C. Moore Arts & Crafts, Inc. (a)	21,246	73,936
Aarons, Inc.	69,189	1,805,833
Advance Auto Parts, Inc.	125,000	5,287,500
Aeropostale, Inc. (a)(c)	92,212	3,610,100

	Shares	Value
America's Car Mart, Inc. (a)(c)	18,842	$ 388,145
American Eagle Outfitters, Inc. (c)	225,615	3,045,803
AnnTaylor Stores Corp. (a)	76,309	1,074,431
Asbury Automotive Group, Inc.	37,871	473,388
Barnes & Noble, Inc.	45,456	940,485
bebe Stores, Inc.	47,405	361,700
Big 5 Sporting Goods Corp.	32,904	502,444
Blockbuster, Inc. Class A (a)	217,459	208,761
Books-A-Million, Inc.	19,056	258,780
Borders Group, Inc. (a)	62,605	198,458
Brown Shoe Co., Inc.	48,158	361,185
Build-A-Bear Workshop, Inc. (a)(c)	15,816	73,861
Cabela's, Inc. Class A (a)(c)	53,820	863,811
Cache, Inc. (a)	21,416	112,006
CarMax, Inc. (a)	262,125	4,537,384
Casual Male Retail Group, Inc. (a)	41,069	126,082
Charlotte Russe Holding, Inc. (a)	32,846	571,192
Charming Shoppes, Inc. (a)	119,389	625,598
Chico's FAS, Inc. (a)	234,881	2,990,035
Christopher & Banks Corp.	50,385	345,641
Citi Trends, Inc. (a)	23,293	519,201
Coldwater Creek, Inc. (a)(c)	81,667	607,602
Collective Brands, Inc. (a)(c)	82,001	1,298,896
Conn's, Inc. (a)(c)	20,574	232,692
Cost Plus, Inc. (a)(c)	14,259	28,090
Destination Maternity Corp. (a)(c)	6,765	135,841
Dick's Sporting Goods, Inc. (a)(c)	107,000	2,397,870
Dress Barn, Inc. (a)(c)	58,456	948,741
DSW, Inc. Class A (a)(c)	31,228	473,416
Emerging Vision, Inc. (a)	5,700	690
Finish Line, Inc. Class A	66,129	545,564
Foot Locker, Inc.	205,175	2,187,166
Gander Mountain Co. (a)(c)	2,718	15,275
Genesco, Inc. (a)	27,846	609,827
Group 1 Automotive, Inc. (c)	31,985	901,017
Guess?, Inc.	76,000	2,663,040
Gymboree Corp. (a)	37,685	1,687,911
Haverty Furniture Companies, Inc. (c)	49,239	574,619
hhgregg, Inc. (a)(c)	31,093	537,287
Hibbett Sports, Inc. (a)(c)	33,888	595,412
Hot Topic, Inc. (a)	77,371	538,502
J. Crew Group, Inc. (a)(c)	70,929	2,417,970
Jo-Ann Stores, Inc. (a)	36,511	997,481
Jos. A. Bank Clothiers, Inc. (a)	24,094	1,060,377
Kirkland's, Inc. (a)	16,217	229,633
Lithia Motors, Inc. Class A (sub. vtg.)	23,307	298,563
Lumber Liquidators, Inc. (a)(c)	11,425	251,350
MarineMax, Inc. (a)	22,612	159,415
Midas, Inc. (a)	16,843	152,261
Monro Muffler Brake, Inc.	29,114	750,559
New York & Co., Inc. (a)	32,959	152,600
OfficeMax, Inc.	122,243	1,382,568
Pacific Sunwear of California, Inc. (a)	128,784	569,225
Penske Automotive Group, Inc. (c)	52,352	926,107
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Perfumania Holdings, Inc. (a)	1,076	$ 2,356
PetSmart, Inc.	161,000	3,366,510
Pier 1 Imports, Inc. (a)	97,754	247,318
Pomeroy IT Solutions, Inc. (a)	3,930	23,384
Rent-A-Center, Inc. (a)	83,097	1,639,504
Rex Stores Corp. (a)	8,776	91,972
Ross Stores, Inc.	168,000	7,835,520
Sally Beauty Holdings, Inc. (a)(c)	101,680	722,945
Select Comfort Corp. (a)(c)	65,028	205,488
Shoe Carnival, Inc. (a)	10,052	158,017
Signet Jewelers Ltd.	119,152	2,887,053
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	37,224	477,212
Stage Stores, Inc.	56,805	758,347
Stein Mart, Inc. (a)	32,625	403,245
Systemax, Inc. (a)(c)	18,481	245,797
Talbots, Inc. (c)	58,334	347,671
The Buckle, Inc. (c)	32,123	849,653
The Cato Corp. Class A (sub. vtg.) (c)	44,911	767,080
The Children's Place Retail Stores, Inc. (a)	31,822	965,161
The Men's Wearhouse, Inc.	60,120	1,563,120
The Pep Boys - Manny, Moe & Jack	86,239	770,114
Tractor Supply Co. (a)(c)	47,000	2,211,820
Trans World Entertainment Corp. (a)	16,560	15,235
TravelCenters of America LLC (a)	16,738	58,918
Tween Brands, Inc. (a)	40,486	307,694
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	32,745	377,222
Urban Outfitters, Inc. (a)(c)	172,268	4,897,579
West Marine, Inc. (a)	18,151	150,109
Wet Seal, Inc. Class A (a)	129,268	453,731
Williams-Sonoma, Inc.	118,117	2,259,578
Winmark Corp. (a)	2,614	53,561
Zale Corp. (a)(c)	48,284	312,880
Zumiez, Inc. (a)(c)	40,206	508,204
		91,617,325
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(c)	35,886	132,778
Carter's, Inc. (a)	72,000	1,811,520
Cherokee, Inc.	25,151	517,105
Columbia Sportswear Co. (c)	20,010	786,593
Crocs, Inc. (a)	144,270	916,115
Culp, Inc. (a)	4,772	27,916
Deckers Outdoor Corp. (a)	17,061	1,165,266
Delta Apparel, Inc. (a)	6,654	55,162
FGX International Ltd. (a)	20,000	288,800
Forward Industries, Inc. (NY Shares) (a)	5,267	9,323
Fossil, Inc. (a)	62,043	1,574,651
G-III Apparel Group Ltd. (a)	17,169	256,677
Hanesbrands, Inc. (a)(c)	120,890	2,545,943
Heelys, Inc.	13,425	31,146

	Shares	Value
Iconix Brand Group, Inc. (a)	82,383	$ 1,415,340
Joe's Jeans, Inc. (a)	3,410	2,522
Jones Apparel Group, Inc.	113,302	1,766,378
K-Swiss, Inc. Class A	50,248	484,391
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	15,827	159,061
Liz Claiborne, Inc. (c)	128,884	547,757
Maidenform Brands, Inc. (a)	34,642	559,122
Movado Group, Inc.	24,592	316,007
Oxford Industries, Inc.	23,527	329,378
Perry Ellis International, Inc. (a)	13,045	162,932
Phillips-Van Heusen Corp.	65,120	2,460,234
Quiksilver, Inc. (a)	167,497	472,342
R.G. Barry Corp.	9,000	74,610
Rocky Brands, Inc. (a)(c)	2,631	13,076
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	41,026	730,673
Steven Madden Ltd. (a)	22,938	739,292
Tandy Brands Accessories, Inc.	1,058	2,751
Timberland Co. Class A (a)	56,744	735,402
True Religion Apparel, Inc. (a)	45,104	1,020,704
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	47,000	1,121,890
Unifi, Inc. (a)	73,841	170,573
Unifirst Corp.	18,471	736,808
Volcom, Inc. (a)	29,822	422,578
Warnaco Group, Inc. (a)(c)	63,306	2,408,793
Weyco Group, Inc.	13,010	294,026
Wolverine World Wide, Inc.	61,500	1,531,965
		28,797,600
TOTAL CONSUMER DISCRETIONARY		417,329,566
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	17,122	680,600
Central European Distribution Corp. (a)	65,649	2,113,898
Coca-Cola Bottling Co. Consolidated	9,830	531,410
Hansen Natural Corp. (a)	94,641	3,090,975
Jones Soda Co. (a)	20,735	13,892
MGP Ingredients, Inc. (a)	12,581	47,682
National Beverage Corp. (a)	13,356	135,430
PepsiAmericas, Inc.	85,941	2,404,629
Vermont Pure Holdings Ltd. (a)	4,384	2,937
		9,021,453
Food & Staples Retailing - 0.4%
Andersons, Inc.	27,283	897,611
Arden Group, Inc. Class A	1,024	120,832
BJ's Wholesale Club, Inc. (a)	72,661	2,368,749
Casey's General Stores, Inc.	63,702	1,767,731
Ingles Markets, Inc. Class A	21,255	350,495
Nash-Finch Co.	20,075	544,836
Pricesmart, Inc.	21,057	373,762
Rite Aid Corp. (a)(c)	835,262	1,286,303
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ruddick Corp.	48,380	$ 1,284,973
Spartan Stores, Inc.	41,870	555,615
Susser Holdings Corp. (a)	12,293	131,904
The Great Atlantic & Pacific Tea Co. (a)(c)	51,833	347,799
The Pantry, Inc. (a)	26,886	407,323
United Natural Foods, Inc. (a)(c)	58,046	1,568,403
Village Super Market, Inc. Class A	8,400	240,660
Weis Markets, Inc.	14,778	461,221
Winn-Dixie Stores, Inc. (a)	66,029	909,219
		13,617,436
Food Products - 1.5%
Alico, Inc.	6,793	201,412
American Italian Pasta Co. Class A (a)	27,644	836,507
B&G Foods, Inc. Class A	57,060	520,387
Bridgford Foods Corp. (a)	4,789	42,000
Bunge Ltd. (c)	163,473	10,954,326
Cal-Maine Foods, Inc. (c)	22,264	635,637
Calavo Growers, Inc. (c)	22,506	396,106
Chiquita Brands International, Inc. (a)	61,015	939,631
Corn Products International, Inc.	93,079	2,760,723
Darling International, Inc. (a)	117,815	825,883
Del Monte Foods Co.	249,610	2,618,409
Diamond Foods, Inc.	25,760	719,992
Farmer Brothers Co.	8,050	166,233
Flowers Foods, Inc.	117,023	2,781,637
Fresh Del Monte Produce, Inc. (a)	56,189	1,286,728
Green Mountain Coffee Roasters, Inc. (a)(c)	44,224	2,661,843
Griffin Land & Nurseries, Inc.	1,112	33,149
Hain Celestial Group, Inc. (a)	55,601	889,616
HQ Sustainable Maritime Industries, Inc. (a)	13,641	113,493
Imperial Sugar Co.	20,443	284,975
J&J Snack Foods Corp.	20,515	896,506
John B. Sanfilippo & Son, Inc. (a)	4,719	48,417
Lancaster Colony Corp.	26,617	1,337,770
Lance, Inc.	47,629	1,155,003
Lifeway Foods, Inc. (a)(c)	9,724	125,537
Monterey Gourmet Foods, Inc. (a)	4,304	5,681
Omega Protein Corp. (a)	18,514	77,203
Overhill Farms, Inc. (a)	28,537	163,517
Ralcorp Holdings, Inc. (a)	73,364	4,602,124
Reddy Ice Holdings, Inc. (a)	33,001	174,245
Sanderson Farms, Inc.	28,337	1,178,819
Smart Balance, Inc. (a)	94,866	606,194
Smithfield Foods, Inc. (a)(c)	176,944	2,171,103
Tasty Baking Co.	4,304	30,128
The Inventure Group, Inc. (a)	3,448	9,723
Tootsie Roll Industries, Inc.	30,312	716,879

	Shares	Value
TreeHouse Foods, Inc. (a)(c)	41,611	$ 1,541,688
Zapata Corp. (a)	6,888	48,492
		44,557,716
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	98,080	1,078,880
Church & Dwight Co., Inc.	90,165	5,151,126
Energizer Holdings, Inc. (a)	92,066	6,023,878
Oil-Dri Corp. of America	5,650	88,649
Orchids Paper Products Co. (a)(c)	12,665	268,498
WD-40 Co.	27,985	755,035
		13,366,066
Personal Products - 0.5%
Alberto-Culver Co.	123,925	3,270,381
Bare Escentuals, Inc. (a)	87,159	808,836
Chattem, Inc. (a)	24,864	1,522,671
Elizabeth Arden, Inc. (a)	40,002	412,021
Herbalife Ltd.	87,927	2,662,430
Inter Parfums, Inc.	24,003	231,629
Mannatech, Inc.	11,829	46,133
Mead Johnson Nutrition Co. Class A (c)	37,603	1,491,335
MediFast, Inc. (a)	15,729	295,391
Natural Health Trends Corp. (a)	8,588	6,012
NBTY, Inc. (a)	74,354	2,755,559
Nu Skin Enterprises, Inc. Class A	67,937	1,171,913
Nutraceutical International Corp. (a)	13,525	155,538
Parlux Fragrances, Inc. (a)	13,118	26,761
Physicians Formula Holdings, Inc. (a)	15,509	38,152
Prestige Brands Holdings, Inc. (a)	65,033	481,895
Reliv International, Inc.	10,690	41,157
Revlon, Inc. (a)	27,182	123,406
Schiff Nutrition International, Inc.	11,731	58,538
The Female Health Co. (a)	31,393	215,042
USANA Health Sciences, Inc. (a)(c)	13,212	416,442
		16,231,242
Tobacco - 0.1%
Alliance One International, Inc. (a)(c)	116,273	445,326
Star Scientific, Inc. (a)(c)	87,611	87,611
Universal Corp.	39,455	1,455,100
Vector Group Ltd. (c)	70,640	1,114,699
		3,102,736
TOTAL CONSUMER STAPLES		99,896,649
ENERGY - 8.6%
Energy Equipment & Services - 1.9%
Allis-Chalmers Energy, Inc. (a)(c)	46,006	150,900
Atwood Oceanics, Inc. (a)	71,000	2,022,080
Basic Energy Services, Inc. (a)	52,446	355,584
Bolt Technology Corp. (a)(c)	15,622	184,496
Boots & Coots/International Well Control, Inc. (a)	124,595	189,384
Bristow Group, Inc. (a)(c)	34,781	1,015,605
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Bronco Drilling Co., Inc. (a)	49,438	$ 182,921
Cal Dive International, Inc. (a)	64,158	669,168
Carbo Ceramics, Inc. (c)	34,913	1,503,005
Complete Production Services, Inc. (a)	92,824	835,416
Dawson Geophysical Co. (a)	12,671	314,114
Dresser-Rand Group, Inc. (a)	105,193	3,124,232
Dril-Quip, Inc. (a)(c)	41,389	1,765,655
ENGlobal Corp. (a)(c)	20,365	90,013
Exterran Holdings, Inc. (a)(c)	88,258	1,591,292
Global Industries Ltd. (a)	160,521	1,524,950
Gulf Island Fabrication, Inc.	29,903	447,648
Gulfmark Offshore, Inc. (a)	33,392	995,749
Helix Energy Solutions Group, Inc. (a)	116,293	1,360,628
Helmerich & Payne, Inc.	126,000	4,215,960
Hercules Offshore, Inc. (a)	117,721	541,517
Hornbeck Offshore Services, Inc. (a)(c)	31,915	704,045
ION Geophysical Corp. (a)	121,130	308,882
Key Energy Services, Inc. (a)	172,816	1,235,634
Lufkin Industries, Inc.	22,541	997,439
Matrix Service Co. (a)	37,430	412,479
Mitcham Industries, Inc. (a)	14,875	79,284
NATCO Group, Inc. Class A (a)	30,153	1,254,365
Natural Gas Services Group, Inc. (a)	22,146	316,466
Newpark Resources, Inc. (a)	176,885	472,283
Oceaneering International, Inc. (a)	72,613	3,788,220
Oil States International, Inc. (a)	63,000	1,856,610
Omni Energy Services Corp. (a)	31,673	51,627
OYO Geospace Corp. (a)	9,619	193,438
Parker Drilling Co. (a)	150,000	676,500
Patterson-UTI Energy, Inc.	197,515	2,624,974
PHI, Inc. (non-vtg.) (a)	19,564	408,105
Pioneer Drilling Co. (a)	122,784	699,869
Pride International, Inc. (a)(c)	205,000	5,284,900
Royale Energy, Inc. (a)(c)	5,582	10,941
RPC, Inc.	51,393	469,732
SEACOR Holdings, Inc. (a)(c)	25,000	1,903,250
Seahawk Drilling, Inc. (a)(c)	13,666	304,615
Sulphco, Inc. (a)(c)	85,471	135,899
Superior Energy Services, Inc. (a)	110,000	2,005,300
Superior Well Services, Inc. (a)(c)	26,504	239,331
T-3 Energy Services, Inc. (a)	23,204	407,926
Tesco Corp. (a)	58,502	449,295
TETRA Technologies, Inc. (a)	101,062	891,367
TGC Industries, Inc.	14,050	54,233
Tidewater, Inc.	69,293	2,991,379
Trico Marine Services, Inc. (a)(c)	25,908	176,174
Union Drilling, Inc. (a)	22,965	143,761
Unit Corp. (a)	60,000	2,244,600
		56,873,240
Oil, Gas & Consumable Fuels - 6.7%
Abraxas Petroleum Corp. (a)	50,751	56,841

	Shares	Value
Adams Resources & Energy, Inc.	14,021	$ 274,111
Alliance Holdings GP, LP	15,000	304,050
Alliance Resource Partners LP	28,369	939,014
Alon USA Energy, Inc.	48,500	456,870
Alpha Natural Resources, Inc. (a)	159,353	5,148,695
American Oil & Gas, Inc. NV (a)	44,073	58,617
APCO Argentina, Inc.	29,572	650,584
Approach Resources, Inc. (a)	13,771	103,283
Arch Coal, Inc.	212,092	3,673,433
Arena Resources, Inc. (a)(c)	53,557	1,637,773
Atlas America, Inc. (c)	56,090	1,244,076
Atlas Energy Resources LLC	46,133	1,176,392
Atlas Pipeline Holdings LP	10,000	32,100
Atlas Pipeline Partners, LP	72,536	427,237
ATP Oil & Gas Corp. (a)	59,506	663,492
Barnwell Industries, Inc.	3,174	13,807
Berry Petroleum Co. Class A	55,643	1,255,863
Bill Barrett Corp. (a)(c)	44,486	1,300,771
Boardwalk Pipeline Partners, LP	37,197	870,782
BP Prudhoe Bay Royalty Trust (c)	27,600	1,965,948
BPZ Energy, Inc. (a)(c)	134,469	817,572
BreitBurn Energy Partners LP	56,806	532,272
Brigham Exploration Co. (a)	85,920	562,776
Buckeye GP Holdings LP	13,298	298,939
Buckeye Partners LP	72,106	3,387,540
Callon Petroleum Co. (a)	40,157	61,039
Calumet Specialty Products Partners LP	13,761	194,718
Cano Petroleum, Inc. (a)	62,407	43,061
Capital Product Partners LP	17,000	134,470
Carrizo Oil & Gas, Inc. (a)(c)	47,011	908,723
Cheniere Energy Partners LP	20,398	165,020
Cheniere Energy, Inc. (a)(c)	129,236	355,399
Cimarex Energy Co.	109,500	4,274,880
Clayton Williams Energy, Inc. (a)(c)	14,988	296,762
Clean Energy Fuels Corp. (a)(c)	80,430	1,006,984
CNX Gas Corp. (a)	46,314	1,310,223
Comstock Resources, Inc. (a)	58,500	2,066,805
Concho Resources, Inc. (a)	99,463	3,241,499
Contango Oil & Gas Co. (a)(c)	20,158	905,901
Continental Resources, Inc. (a)(c)	48,000	1,694,400
Copano Energy LLC	71,249	1,106,497
CREDO Petroleum Corp. (a)	9,108	100,734
Cross Timbers Royalty Trust	16,215	406,186
Crosstex Energy LP	31,913	125,099
Crosstex Energy, Inc.	135,700	519,731
CVR Energy, Inc. (a)(c)	140,900	1,363,912
DCP Midstream Partners LP	39,000	873,210
Delek US Holdings, Inc.	58,900	476,501
Delta Petroleum Corp. (a)(c)	272,091	489,764
Dht Maritime, Inc.	97,648	507,770
Dorchester Minerals LP	26,234	556,685
Double Eagle Petroleum Co. (a)	12,444	53,385
Duncan Energy Partners L.P.	27,559	500,196
Eagle Rock Energy Partners LP	39,918	133,725
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
El Paso Pipeline Partners LP	24,533	$ 476,431
Enbridge Energy Management LLC	25,642	1,079,785
Enbridge Energy Partners LP	100,000	4,285,000
Encore Acquisition Co. (a)	69,610	2,623,601
Encore Energy Partners LP	40,000	610,400
Endeavor International Corp. (a)(c)	80,000	88,800
Energy Transfer Equity LP	123,518	3,321,399
Energy Transfer Partners LP	80,259	3,253,700
Enterprise GP Holdings LP	50,000	1,400,000
Enterprise Products Partners LP	440,000	11,880,000
EV Energy Partners LP	5,000	108,900
Evergreen Energy, Inc. (a)	99,965	101,964
Evolution Petroleum Corp. (a)	8,208	21,915
EXCO Resources, Inc. (a)	240,233	3,521,816
Forest Oil Corp. (a)(c)	125,887	1,978,944
Frontier Oil Corp.	168,700	2,164,421
FX Energy, Inc. (a)(c)	67,613	229,208
Gasco Energy, Inc. (a)	127,719	37,039
Gastar Exploration Ltd. (a)	40,820	149,401
General Maritime Corp.	95,653	760,441
Genesis Energy LP	40,000	623,600
Geomet, Inc. (a)	38,693	46,819
Georesources, Inc. (a)	6,110	63,666
Global Energy Holdings Group, Inc. (a)	28,810	3,169
Global Partners LP	5,000	110,300
GMX Resources, Inc. (a)(c)	29,985	317,541
Goodrich Petroleum Corp. (a)(c)	39,229	939,142
Green Plains Renewable Energy, Inc. (a)	8,179	62,324
Gulfport Energy Corp. (a)	47,797	358,478
Harvest Natural Resources, Inc. (a)	61,899	320,018
Hiland Partners LP	2,430	18,347
HKN, Inc. (a)	2,038	5,197
Holly Corp.	62,300	1,422,932
Holly Energy Partners LP	13,000	476,190
Houston American Energy Corp.	20,000	58,000
Hugoton Royalty Trust	67,162	983,923
Hyperdynamics Corp. (a)(c)	30,744	31,051
Inergy Holdings LP	10,000	440,700
Inergy LP	64,000	1,784,320
International Coal Group, Inc. (a)(c)	165,970	504,549
James River Coal Co. (a)(c)	39,457	656,564
K-Sea Transportation Partners LP	4,670	89,571
Kinder Morgan Energy Partners LP	240,000	12,686,400
Kinder Morgan Management LLC	96,000	4,543,680
Legacy Reserves LP	13,226	203,019
Linn Energy LLC (c)	155,000	3,299,950
Magellan Midstream Holdings LP	78,000	1,698,060
Magellan Midstream Partners LP	92,000	3,334,080
Mariner Energy, Inc. (a)	134,256	1,628,525
Markwest Energy Partners LP	68,000	1,404,880
Martin Midstream Partners LP	4,000	95,920

	Shares	Value
McMoRan Exploration Co. (a)(c)	123,948	$ 1,033,726
Meridian Resource Corp. (a)	109,265	46,984
National Coal Corp. (a)	29,899	23,022
Natural Resource Partners LP	30,154	527,695
Newfield Exploration Co. (a)(c)	175,384	6,785,607
NGAS Resources, Inc. (a)(c)	31,511	55,144
Northern Oil & Gas, Inc. (a)(c)	28,649	183,067
NuStar Energy LP	61,000	3,266,550
NuStar GP Holdings LLC	47,400	1,154,190
ONEOK Partners LP	69,000	3,454,140
Overseas Shipholding Group, Inc. (c)	28,453	1,006,383
Pacific Ethanol, Inc. (a)	36,225	15,215
Panhandle Royalty Co. Class A	14,442	349,208
Parallel Petroleum Corp. (a)	61,031	114,128
Patriot Coal Corp. (a)(c)	140,402	1,243,962
Penn Virginia Corp.	59,713	1,144,101
Penn Virginia GP Holdings, L.P.	12,000	167,400
Penn Virginia Resource Partners LP	33,000	489,720
Petrohawk Energy Corp. (a)	370,073	7,967,672
Petroleum Development Corp. (a)	54,287	743,189
Petroquest Energy, Inc. (a)	65,106	270,841
Plains Exploration & Production Co. (a)	181,000	4,751,250
PrimeEnergy Corp. (a)	1,965	53,802
Quest Resource Corp. (a)	39,088	13,759
Quicksilver Resources, Inc. (a)(c)	160,946	1,741,436
Ram Energy Resources, Inc. (a)	61,104	45,156
Regency Energy Partners LP	70,000	1,139,600
Rentech, Inc. (a)	295,045	566,486
Rex Energy Corp. (a)	40,190	239,532
Rio Vista Energy Partners LP	601	288
Rosetta Resources, Inc. (a)	92,139	1,088,162
SandRidge Energy, Inc. (a)(c)	208,812	2,547,506
Ship Finance International Ltd. (NY Shares)	91,379	1,156,858
Southern Union Co.	150,000	2,976,000
St. Mary Land & Exploration Co.	81,000	2,130,300
Stone Energy Corp. (a)(c)	59,608	760,598
Sunoco Logistics Partners LP	26,500	1,504,670
Swift Energy Co. (a)	50,435	1,027,361
Syntroleum Corp. (a)	99,739	261,316
Targa Resources Partners LP	54,450	920,205
TC Pipelines LP	20,000	730,000
Teekay Corp.	71,837	1,293,066
Teekay LNG Partners LP	21,206	486,890
TEPPCO Partners LP	112,000	3,696,000
Toreador Resources Corp.	15,374	77,639
Tri-Valley Corp. (a)(c)	35,638	30,649
Ultra Petroleum Corp. (a)	198,975	9,238,409
Uranium Resources, Inc. (a)	45,900	44,523
USEC, Inc. (a)	159,270	724,679
Vaalco Energy, Inc.	133,882	631,923
Venoco, Inc. (a)	44,155	355,448
Verenium Corp. (a)(c)	47,369	28,942
W&T Offshore, Inc.	52,842	522,079
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Warren Resources, Inc. (a)	110,163	$ 269,899
Western Gas Partners LP	15,000	252,750
Western Refining, Inc. (a)(c)	91,300	554,191
Westmoreland Coal Co. (a)	12,922	109,837
Whiting Petroleum Corp. (a)(c)	66,000	3,203,640
Williams Partners LP	40,610	806,109
Williams Pipeline Partners LP	14,967	276,590
World Fuel Services Corp. (c)	46,800	2,103,192
Zion Oil & Gas, Inc. (a)(c)	36,125	364,501
		206,797,382
TOTAL ENERGY		263,670,622
FINANCIALS - 23.2%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)(c)	54,603	3,567,214
AllianceBernstein Holding LP	37,550	852,010
BGC Partners, Inc. Class A	116,459	526,395
BlackRock, Inc. Class A	29,393	5,865,961
Broadpoint Gleacher Securities Group, Inc. (a)	55,412	418,361
Calamos Asset Management, Inc. Class A	35,085	395,759
Cohen & Steers, Inc.	34,675	682,057
Cowen Group, Inc. (a)	23,319	151,574
Deerfield Capital Corp.	4,454	33,360
Diamond Hill Investment Group, Inc.	4,100	210,699
Duff & Phelps Corp. Class A	25,000	426,000
Eaton Vance Corp. (non-vtg.)	154,078	4,402,008
Epoch Holding Corp.	16,336	134,119
Evercore Partners, Inc. Class A	18,051	454,524
FBR Capital Markets Corp. (a)	34,623	187,310
FCStone Group, Inc. (a)(c)	31,967	153,122
FirstCity Financial Corp. (a)	5,260	44,657
Fortress Investment Group LLC (a)(c)	91,242	413,326
GAMCO Investors, Inc. Class A	12,513	564,712
GFI Group, Inc.	96,525	691,119
GLG Partners, Inc. (c)	311,724	1,231,310
Greenhill & Co., Inc.	17,696	1,401,523
HFF, Inc. (a)	16,711	105,781
International Assets Holding Corp. (a)(c)	4,586	74,844
Investment Technology Group, Inc. (a)	57,614	1,419,609
Jefferies Group, Inc. (a)(c)	163,954	3,879,152
JMP Group, Inc.	8,508	87,207
KBW, Inc. (a)(c)	42,841	1,226,109
Knight Capital Group, Inc. Class A (a)	124,196	2,498,824
LaBranche & Co., Inc. (a)	105,583	407,550
Ladenburg Thalmann Financial Services, Inc. (a)	96,420	71,351
Lazard Ltd. Class A	99,000	3,848,130
Merriman Curhan Ford Group, Inc. (a)	10,677	12,706

	Shares	Value
MF Global Ltd. (a)	137,478	$ 982,968
National Holdings Corp. (a)	1,000	650
Och-Ziff Capital Management Group LLC Class A	62,587	624,618
optionsXpress Holdings, Inc.	62,826	1,045,425
Penson Worldwide, Inc. (a)(c)	32,826	332,856
Piper Jaffray Companies (a)	26,669	1,351,585
Pzena Investment Management, Inc.	13,002	89,194
Raymond James Financial, Inc. (c)	130,939	2,978,862
Riskmetrics Group, Inc. (a)(c)	41,913	652,166
Safeguard Scientifics, Inc. (a)	26,078	290,770
Sanders Morris Harris Group, Inc.	27,371	153,551
SEI Investments Co.	208,136	3,838,028
Siebert Financial Corp. (a)	7,668	15,949
Stifel Financial Corp. (a)(c)	36,760	2,069,588
SWS Group, Inc.	48,523	701,643
TD Ameritrade Holding Corp. (a)(c)	299,947	5,770,980
The Blackstone Group LP	215,314	2,775,397
Thomas Weisel Partners Group, Inc. (a)	28,776	127,478
TradeStation Group, Inc. (a)	61,371	440,030
U.S. Global Investments, Inc. Class A	17,919	198,543
Virtus Investment Partners, Inc. (a)	7,672	119,837
W.P. Carey & Co. LLC	30,000	855,300
Waddell & Reed Financial, Inc. Class A	109,513	2,905,380
Westwood Holdings Group, Inc.	12,700	489,204
		65,248,385
Commercial Banks - 3.4%
1st Source Corp.	19,667	318,605
Abigail Adams National Bancorp, Inc. (a)	3,050	9,150
Alliance Financial Corp.	8,098	221,885
Amcore Financial, Inc. (c)	19,154	21,836
American National Bankshares, Inc.	4,923	106,928
AmericanWest Bancorp (a)	13,795	8,001
Ameris Bancorp	15,734	101,484
AmeriServ Financial, Inc. (c)	8,597	16,850
Ames National Corp.	14,284	346,673
Arrow Financial Corp.	18,308	498,161
Associated Banc-Corp.	158,734	1,646,072
BancFirst Corp.	15,318	560,332
Bancorp, Inc., Delaware (a)	13,627	90,074
BancorpSouth, Inc.	102,000	2,346,000
BancTrust Financial Group, Inc. (c)	17,257	64,196
Bank of Florida Corp. (a)(c)	9,353	23,383
Bank of Granite Corp.	16,693	36,391
Bank of Hawaii Corp.	59,000	2,327,550
Bank of Marin Bancorp	6,370	198,808
Bank of the Ozarks, Inc.	28,188	703,009
Banner Corp. (c)	30,082	97,466
Bar Harbor Bankshares	2,569	86,575
BOK Financial Corp.	31,426	1,421,712
Boston Private Financial Holdings, Inc.	122,934	617,129
Bridge Bancorp, Inc. (c)	7,554	199,577
Bryn Mawr Bank Corp.	2,058	36,530
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Cadence Financial Corp.	15,524	$ 28,409
Camden National Corp.	8,896	287,786
Capital Bank Corp.	4,787	23,935
Capital City Bank Group, Inc.	16,530	241,834
CapitalSource, Inc.	330,348	1,367,641
Capitol Bancorp Ltd. (c)	23,433	110,135
Cardinal Financial Corp.	35,000	276,500
Cascade Bancorp (c)	37,466	50,204
Cascade Financial Corp.	13,915	23,516
Cathay General Bancorp	71,218	658,054
Center Bancorp, Inc. (c)	10,005	90,745
Center Financial Corp., California	24,368	116,479
Central Pacific Financial Corp. (c)	44,540	123,821
Century Bancorp, Inc. Class A (non-vtg.)	3,595	85,022
Chemical Financial Corp.	43,037	900,764
Chicopee Bancorp, Inc. (a)	5,000	65,050
Citizens & Northern Corp.	6,760	123,573
Citizens Banking Corp., Michigan (a)	176,134	132,101
Citizens Financial Services, Inc.	1,560	37,440
City Bank Lynnwood, Washington (c)	16,408	50,537
City Holding Co.	30,733	978,539
City National Corp. (c)	55,000	2,172,500
CoBiz, Inc.	27,397	129,588
Colony Bankcorp, Inc. (c)	4,000	24,040
Columbia Bancorp, Oregon (c)	11,500	17,020
Columbia Banking Systems, Inc.	22,684	372,244
Commerce Bancshares, Inc.	96,414	3,541,286
Community Bank System, Inc.	58,154	1,036,886
Community Capital Corp.	2,185	6,009
Community Trust Bancorp, Inc.	29,132	779,572
Cullen/Frost Bankers, Inc.	83,604	4,120,005
CVB Financial Corp.	119,763	839,539
Dearborn Bancorp, Inc. (a)	11,262	13,064
East West Bancorp, Inc.	119,399	1,099,665
Eastern Virgina Bankshares, Inc.	3,012	25,301
Enterprise Financial Services Corp.	14,184	159,570
EuroBancshares, Inc. (a)	10,674	22,736
Fidelity Southern Corp.	5,014	15,092
Financial Institutions, Inc.	10,570	127,897
First Bancorp, North Carolina	27,078	474,948
First Bancorp, Puerto Rico (c)	131,896	420,748
First Busey Corp. (c)	35,164	218,720
First Citizen Bancshares, Inc.	7,762	1,074,416
First Commonwealth Financial Corp.	129,260	796,242
First Community Bancshares, Inc.	16,745	209,647
First Financial Bancorp, Ohio	73,328	618,888
First Financial Bankshares, Inc.	29,046	1,447,653
First Financial Corp., Indiana	18,191	548,822
First M&F Corp.	1,684	6,012
First Mariner Bancorp, Inc. (a)(c)	999	1,628
First Merchants Corp.	49,539	351,727

	Shares	Value
First Midwest Bancorp, Inc., Delaware	76,584	$ 785,752
First of Long Island Corp.	4,106	117,185
First Regional Bancorp (a)(c)	14,196	15,616
First Security Group, Inc.	10,700	42,800
First South Bancorp, Inc., Virginia (c)	5,916	72,471
First State Bancorp. (a)	23,559	29,920
First United Corp.	5,930	61,791
Firstbank Corp., Michigan	7,615	47,898
FirstMerit Corp.	104,256	1,873,480
FNB Corp., North Carolina	14,866	37,016
FNB Corp., Pennsylvania	152,607	1,080,458
Frontier Financial Corp., Washington (c)	57,476	44,257
Fulton Financial Corp.	234,841	1,723,733
German American Bancorp, Inc. (c)	17,151	279,733
Glacier Bancorp, Inc.	90,161	1,344,301
Great Southern Bancorp, Inc. (c)	12,120	255,126
Green Bankshares, Inc. (c)	21,440	133,786
Guaranty Bancorp (a)	68,760	116,892
Hampton Roads Bankshares, Inc. (c)	24,004	72,972
Hancock Holding Co.	35,000	1,340,850
Hanmi Financial Corp. (a)(c)	75,657	114,242
Harleysville National Corp., Pennsylvania	65,283	376,030
Hawthorn Bancshares, Inc.	5,622	58,694
Heartland Financial USA, Inc.	16,000	239,520
Heritage Commerce Corp.	8,124	37,533
Heritage Financial Corp., Washington	4,130	52,947
Home Bancshares, Inc.	23,950	484,988
Horizon Financial Corp. (c)	17,153	14,752
IBERIABANK Corp.	31,653	1,533,904
Independent Bank Corp., Massachusetts	41,219	955,044
Independent Bank Corp., Michigan	20,910	37,220
Integra Bank Corp.	19,801	28,711
International Bancshares Corp. (c)	67,441	1,041,289
Intervest Bancshares Corp. Class A (a)	9,743	29,229
Investors Bancorp, Inc. (a)	64,698	597,810
Irwin Financial Corp. (a)	23,780	23,542
Lakeland Bancorp, Inc. (c)	37,435	331,674
Lakeland Financial Corp.	17,512	348,314
Macatawa Bank Corp. (a)(c)	20,513	46,565
MainSource Financial Group, Inc.	28,777	185,324
MB Financial, Inc.	56,263	779,243
MBT Financial Corp.	10,000	21,100
Mercantile Bancorp, Inc., Illinois (c)	5,364	20,920
Mercantile Bank Corp.	8,789	39,111
Merchants Bancshares, Inc.	6,649	159,576
Metro Bancorp, Inc. (a)	6,180	103,453
Metrocorp Bancshares, Inc.	4,282	15,030
Midsouth Bancorp, Inc.	3,481	55,383
Midwest Banc Holdings, Inc. (c)	27,414	17,545
MidWestOne Financial Group, Inc.	3,324	30,248
Nara Bancorp, Inc.	35,509	310,704
National Penn Bancshares, Inc.	134,645	754,012
NBT Bancorp, Inc.	52,182	1,179,313
NewBridge Bancorp	11,690	25,367
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
North Valley Bancorp	11,383	$ 42,117
Northern States Financial Corp. (a)	2,836	12,195
Northfield Bancorp, Inc.	20,481	250,892
Northrim Bancorp, Inc.	1,031	15,568
Ohio Valley Banc Corp. (c)	6,000	173,520
Old National Bancorp, Indiana	93,367	993,425
Old Second Bancorp, Inc. (c)	20,047	110,659
Oriental Financial Group, Inc.	38,839	525,880
PAB Bankshares, Inc. (a)(c)	7,901	27,100
Pacific Capital Bancorp (c)	92,066	223,720
Pacific Mercantile Bancorp (a)	7,285	22,438
PacWest Bancorp	46,259	911,765
Park National Corp.	18,900	1,131,543
Peapack-Gladstone Financial Corp.	5,720	96,611
Peoples Bancorp, Inc.	11,922	188,487
Peoples Financial Corp., Mississippi	6,457	121,262
Pinnacle Financial Partners, Inc. (a)	40,000	602,800
Popular, Inc. (c)	386,110	830,137
Preferred Bank, Los Angeles California	10,547	36,387
PremierWest Bancorp	19,543	55,893
Princeton National Bancorp, Inc.	2,512	44,663
PrivateBancorp, Inc.	61,341	1,478,932
Prosperity Bancshares, Inc. (c)	60,355	2,084,058
QCR Holdings, Inc.	4,300	44,032
Renasant Corp. (c)	47,726	726,390
Republic Bancorp, Inc., Kentucky Class A	19,739	419,256
Republic First Bancorp, Inc. (a)	7,220	44,620
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	11,665
S&T Bancorp, Inc. (c)	48,624	673,442
S.Y. Bancorp, Inc.	22,264	494,929
Sandy Spring Bancorp, Inc.	23,440	368,242
Santander Bancorp (a)	4,969	45,466
Savannah Bancorp, Inc.	3,956	31,846
SCBT Financial Corp.	17,451	447,618
Seacoast Banking Corp., Florida	17,060	48,280
Shore Bancshares, Inc.	7,500	132,075
Sierra Bancorp (c)	13,100	167,418
Signature Bank, New York (a)	50,806	1,542,470
Simmons First National Corp. Class A	23,487	661,629
Smithtown Bancorp, Inc.	14,655	198,429
South Financial Group, Inc.	197,991	348,464
Southside Bancshares, Inc.	25,475	550,770
Southwest Bancorp, Inc., Oklahoma	21,075	272,500
Southwest Georgia Financial Corp.	835	5,845
State Bancorp, Inc., New York	10,592	85,583
StellarOne Corp.	34,081	476,452
Sterling Bancorp, New York	33,378	253,673
Sterling Bancshares, Inc.	129,431	1,028,976
Sterling Financial Corp., Washington (c)	76,895	163,017
Suffolk Bancorp	22,802	660,118

	Shares	Value
Summit Financial Group, Inc.	1,800	$ 9,450
Sun Bancorp, Inc., New Jersey	26,455	147,090
Superior Bancorp (a)	14,301	37,755
Susquehanna Bancshares, Inc., Pennsylvania (c)	118,446	691,725
SVB Financial Group (a)(c)	47,149	1,874,173
Synovus Financial Corp.	375,464	1,389,217
Taylor Capital Group, Inc. (a)(c)	10,172	67,847
TCF Financial Corp. (c)	166,355	2,289,045
Tennessee Commerce Bancorp, Inc. (a)	4,775	20,533
Texas Capital Bancshares, Inc. (a)	56,248	930,904
TIB Financial Corp. (c)	6,990	10,275
Tompkins Financial Corp.	9,989	436,519
TowneBank (c)	33,000	417,120
Trico Bancshares	20,077	340,104
Trustmark Corp.	68,441	1,302,432
UCBH Holdings, Inc. (c)	181,917	240,130
UMB Financial Corp.	42,948	1,719,208
Umpqua Holdings Corp. (c)	87,360	900,682
Union Bankshares Corp.	17,434	293,066
United Bankshares, Inc., West Virginia	63,085	1,238,359
United Community Banks, Inc., Georgia (c)	65,397	440,776
United Security Bancshares, Inc.	7,707	182,502
United Security Bancshares, California (c)	6,522	34,893
Univest Corp. of Pennsylvania	19,000	394,630
Valley National Bancorp	189,547	2,210,118
Virginia Commerce Bancorp, Inc. (a)	30,283	107,202
VIST Financial Corp.	2,051	11,998
W Holding Co., Inc. (c)	6,601	65,680
Washington Banking Co., Oak Harbor	10,700	105,181
Washington Trust Bancorp, Inc. (c)	25,218	440,054
Webster Financial Corp.	93,752	1,225,339
WesBanco, Inc.	47,130	691,868
West Bancorp., Inc.	13,500	77,220
West Coast Bancorp, Oregon (c)	15,866	38,554
Westamerica Bancorp.	38,000	1,954,340
Western Alliance Bancorp. (a)(c)	114,065	836,096
Whitney Holding Corp.	81,558	734,838
Wilmington Trust Corp., Delaware	91,588	1,284,980
Wilshire Bancorp, Inc.	30,000	248,400
Wintrust Financial Corp.	39,432	1,091,083
Yadkin Valley Financial Corp.	5,000	31,050
		104,517,994
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	68,068	390,710
Advanta Corp. Class B	64,251	45,034
AmeriCredit Corp. (a)(c)	80,593	1,391,035
Cardtronics, Inc. (a)	21,500	169,420
Cash America International, Inc.	37,917	1,062,814
CompuCredit Holdings Corp. (a)(c)	50,670	221,428
Consumer Portfolio Services, Inc. (a)	11,918	11,084
Credit Acceptance Corp. (a)(c)	9,307	283,957
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Dollar Financial Corp. (a)(c)	33,867	$ 590,302
EZCORP, Inc. (non-vtg.) Class A (a)	64,124	857,338
First Cash Financial Services, Inc. (a)	38,106	716,012
First Marblehead Corp. (a)	55,188	145,696
Nelnet, Inc. Class A (a)	38,542	568,880
QC Holdings, Inc.	10,421	63,985
Rewards Network, Inc. (a)	10,495	138,534
Student Loan Corp.	8,929	438,950
World Acceptance Corp. (a)(c)	21,570	561,467
		7,656,646
Diversified Financial Services - 0.4%
Ampal-American Israel Corp. Class A (a)	4,585	10,821
Asset Acceptance Capital Corp. (a)(c)	17,141	124,786
Asta Funding, Inc. (c)	11,285	98,744
California First National Bancorp	373	4,726
Catskill Litigation Trust (a)	1,036	0
CIT Group, Inc. (c)	515,000	896,100
Encore Capital Group, Inc. (a)(c)	26,184	390,142
Financial Federal Corp.	36,572	856,516
Interactive Brokers Group, Inc. (a)	54,167	1,028,090
KKR Financial Holdings LLC	312,868	1,207,670
Life Partners Holdings, Inc. (c)	18,118	310,543
MarketAxess Holdings, Inc. (a)	41,888	464,538
Marlin Business Services Corp. (a)	7,748	58,110
Medallion Financial Corp.	52,498	438,358
MicroFinancial, Inc.	5,166	17,823
MSCI, Inc. Class A (a)	132,000	3,883,440
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	37,643	103,895
PHH Corp. (a)(c)	71,115	1,511,905
PICO Holdings, Inc. (a)(c)	29,204	967,529
Portfolio Recovery Associates, Inc. (a)(c)	21,506	944,544
Primus Guaranty Ltd. (a)	21,499	89,221
Resource America, Inc. Class A	15,458	78,681
Teton Advisors, Inc.	145	52
		13,486,234
Insurance - 9.9%
21st Century Holding Co. (c)	8,797	32,461
Alleghany Corp.	7,658	2,125,861
Allied World Assurance Co. Holdings Ltd.	51,000	2,362,830
AMBAC Financial Group, Inc. (c)	368,431	648,439
American Equity Investment Life Holding Co.	90,804	732,788
American Financial Group, Inc.	103,003	2,642,027
American Independence Corp. (a)	3,087	13,583
American National Insurance Co.	19,939	1,722,131
American Physicians Capital, Inc.	22,274	664,656
American Physicians Service Group, Inc.	11,000	253,110
American Safety Insurance Group Ltd. (a)	9,346	143,368

	Shares	Value
Amerisafe, Inc. (a)	41,852	$ 714,832
Amtrust Financial Services, Inc.	63,828	806,148
Arch Capital Group Ltd. (a)	72,500	4,710,325
Argo Group International Holdings, Ltd. (a)	38,709	1,367,202
Arthur J. Gallagher & Co.	124,643	2,962,764
Aspen Insurance Holdings Ltd.	100,135	2,543,429
Assured Guaranty Ltd.	131,164	2,610,164
Axis Capital Holdings Ltd.	179,044	5,457,261
Baldwin & Lyons, Inc. Class B	14,444	319,501
Berkshire Hathaway, Inc. Class A (a)(c)	1,602	161,561,631
Brown & Brown, Inc.	143,000	2,841,410
Citizens, Inc. Class A (a)(c)	46,709	318,088
CNA Financial Corp. (c)	35,859	877,470
CNA Surety Corp. (a)	22,189	352,361
Conseco, Inc. (a)	224,859	964,645
Crawford & Co. Class B (a)(c)	30,301	140,294
CRM Holdings Ltd. (a)	9,636	10,118
Delphi Financial Group, Inc. Class A	62,895	1,469,856
Donegal Group, Inc. Class A	17,200	252,496
Eastern Insurance Holdings, Inc.	11,883	115,503
eHealth, Inc. (a)	41,388	765,678
EMC Insurance Group	12,011	258,237
Employers Holdings, Inc.	68,984	1,023,723
Endurance Specialty Holdings Ltd.	68,204	2,350,992
Enstar Group Ltd. (a)(c)	7,945	491,637
Erie Indemnity Co. Class A	47,227	1,826,268
Everest Re Group Ltd.	74,690	6,297,114
FBL Financial Group, Inc. Class A	15,302	260,134
Fidelity National Financial, Inc. Class A	305,000	4,581,100
First Acceptance Corp. (a)	24,679	69,595
First Mercury Financial Corp.	45,269	655,948
Flagstone Reinsurance Holdings Ltd.	54,569	592,619
FPIC Insurance Group, Inc. (a)	17,968	573,359
Gainsco, Inc. (a)	39	551
Greenlight Capital Re, Ltd. (a)	42,281	773,742
Hallmark Financial Services, Inc. (a)	12,591	91,914
Hanover Insurance Group, Inc.	70,339	2,876,162
Harleysville Group, Inc.	19,640	636,532
HCC Insurance Holdings, Inc.	139,482	3,687,904
Hilltop Holdings, Inc. (a)	81,681	1,003,043
Horace Mann Educators Corp.	72,020	882,245
Independence Holding Co.	5,623	34,075
Infinity Property & Casualty Corp.	22,656	996,184
Insure.com, Inc. (a)	779	2,329
Investors Title Co.	1,641	51,199
IPC Holdings Ltd.	68,304	2,214,416
Kansas City Life Insurance Co.	4,931	176,283
Maiden Holdings Ltd.	119,791	915,203
Markel Corp. (a)(c)	12,254	4,029,850
Max Capital Group Ltd.	64,222	1,313,982
Meadowbrook Insurance Group, Inc.	108,435	864,227
Mercer Insurance Group, Inc.	5,069	92,915
Mercury General Corp.	37,908	1,408,282
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Montpelier Re Holdings Ltd.	118,028	$ 1,899,071
National Financial Partners Corp. (c)	55,801	438,038
National Interstate Corp.	6,658	119,178
National Security Group, Inc.	2,778	22,752
National Western Life Insurance Co. Class A	3,518	579,450
Navigators Group, Inc. (a)	18,680	969,492
Nymagic, Inc.	8,426	134,226
OdysseyRe Holdings Corp.	30,632	1,551,511
Old Republic International Corp.	292,531	3,484,044
OneBeacon Insurance Group Ltd.	54,329	745,937
PartnerRe Ltd.	72,379	5,349,532
Phoenix Companies, Inc. (a)	153,446	455,735
Platinum Underwriters Holdings Ltd.	61,878	2,243,078
PMA Capital Corp. Class A (a)	37,128	204,575
Presidential Life Corp.	31,226	309,137
ProAssurance Corp. (a)	42,000	2,205,000
Protective Life Corp.	111,614	2,405,282
Reinsurance Group of America, Inc.	82,862	3,567,209
RenaissanceRe Holdings Ltd.	79,260	4,315,707
RLI Corp.	23,173	1,228,401
Safety Insurance Group, Inc.	29,997	963,804
SeaBright Insurance Holdings, Inc. (a)	59,161	592,202
Selective Insurance Group, Inc.	71,104	1,210,190
Specialty Underwriters' Alliance, Inc. (a)	14,899	97,290
StanCorp Financial Group, Inc.	66,185	2,505,102
State Auto Financial Corp.	18,291	314,056
Stewart Information Services Corp.	34,475	488,511
The First American Corp.	105,000	3,309,600
Tower Group, Inc.	47,906	1,149,265
Transatlantic Holdings, Inc.	72,500	3,542,350
Unico American Corp.	2,607	23,463
United America Indemnity Ltd. Class A (a)	74,511	464,204
United Fire & Casualty Co.	35,817	716,698
Unitrin, Inc.	69,006	1,306,284
Universal Insurance Holdings, Inc.	15,000	75,300
Validus Holdings Ltd. (c)	48,000	1,231,680
W.R. Berkley Corp.	176,738	4,515,656
Wesco Financial Corp.	2,262	683,124
White Mountains Insurance Group Ltd.	9,662	3,014,544
Zenith National Insurance Corp.	53,369	1,438,828
		303,403,700
Real Estate Investment Trusts - 5.5%
Acadia Realty Trust (SBI)	62,282	953,537
Agree Realty Corp.	18,217	379,096
Alesco Financial, Inc. (a)	40,369	33,910
Alexanders, Inc.	4,255	1,205,442
Alexandria Real Estate Equities, Inc. (c)	53,372	2,973,354
AMB Property Corp. (SBI) (c)	196,411	4,484,063
American Campus Communities, Inc.	71,929	1,870,873

	Shares	Value
American Capital Agency Corp. (c)	23,513	$ 585,239
Annaly Capital Management, Inc. (c)	744,247	12,905,243
Anthracite Capital, Inc. (c)	104,762	89,048
Anworth Mortgage Asset Corp.	163,588	1,225,274
Arbor Realty Trust, Inc. (c)	23,691	45,961
Arlington Asset Investment Corp. (a)	140,622	73,123
Ashford Hospitality Trust, Inc.	142,369	438,497
Associated Estates Realty Corp.	40,225	335,477
BioMed Realty Trust, Inc.	127,372	1,716,975
Brandywine Realty Trust (SBI)	169,125	1,794,416
BRE Properties, Inc.	64,000	1,809,280
BRT Realty Trust	3,818	20,045
Camden Property Trust (SBI) (c)	84,100	3,086,470
Capital Trust, Inc. Class A (c)	26,517	81,938
CapLease, Inc.	80,502	334,083
Capstead Mortgage Corp.	96,242	1,313,703
Care Investment Trust, Inc.	14,587	102,547
CBL & Associates Properties, Inc. (c)	177,104	1,659,464
Cedar Shopping Centers, Inc.	79,374	510,375
Chimera Investment Corp. (c)	775,060	2,945,228
Cogdell Spencer, Inc.	48,156	217,665
Colonial Properties Trust (SBI)	84,110	759,513
Corporate Office Properties Trust (SBI) (c)	73,685	2,716,029
Cousins Properties, Inc.	70,223	582,149
DCT Industrial Trust, Inc.	287,534	1,518,180
Developers Diversified Realty Corp. (c)	185,966	1,457,973
DiamondRock Hospitality Co. (c)	170,900	1,170,665
Digital Realty Trust, Inc.	92,103	4,013,849
Douglas Emmett, Inc. (c)	158,950	1,924,885
Duke Realty LP	293,233	3,378,044
DuPont Fabros Technology, Inc.	49,945	653,281
EastGroup Properties, Inc.	33,534	1,262,220
Education Realty Trust, Inc.	50,625	296,156
Entertainment Properties Trust (SBI) (c)	47,382	1,485,900
Equity Lifestyle Properties, Inc. (c)	32,191	1,295,688
Equity One, Inc.	45,662	719,177
Essex Property Trust, Inc. (c)	32,597	2,432,062
Extra Space Storage, Inc.	138,287	1,369,041
Federal Realty Investment Trust (SBI)	76,000	4,740,120
FelCor Lodging Trust, Inc.	78,625	323,149
First Industrial Realty Trust, Inc. (c)	60,983	318,941
First Potomac Realty Trust	66,963	715,834
Franklin Street Properties Corp.	86,103	1,223,524
Getty Realty Corp.	36,655	864,691
Gladstone Commercial Corp.	10,600	142,464
Glimcher Realty Trust	51,154	206,151
Government Properties Income Trust	20,561	438,566
Gramercy Capital Corp. (a)	40,689	66,730
Hatteras Financial Corp. (c)	56,585	1,691,326
Healthcare Realty Trust, Inc.	73,792	1,597,597
Hersha Hospitality Trust	115,710	358,701
Highwoods Properties, Inc. (SBI)	90,244	2,650,466
Home Properties, Inc.	41,790	1,586,766
Hospitality Properties Trust (SBI)	142,159	2,590,137
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust (SBI) (c)	319,976	$ 2,073,444
Inland Real Estate Corp.	75,407	631,911
Invesco Mortgage Capital, Inc.	25,760	518,034
Investors Real Estate Trust	109,568	1,014,600
iStar Financial, Inc. (c)	129,061	272,319
Kilroy Realty Corp. (c)	53,430	1,480,545
Kite Realty Group Trust	62,696	228,213
LaSalle Hotel Properties (SBI)	83,700	1,385,235
Lexington Corporate Properties Trust	174,672	813,972
Liberty Property Trust (SBI)	137,000	4,489,490
LTC Properties, Inc.	40,510	1,031,790
Mack-Cali Realty Corp.	97,745	3,130,772
Maguire Properties, Inc. (a)(c)	48,565	52,450
Medical Properties Trust, Inc. (c)	139,198	1,053,729
MFA Financial, Inc.	363,200	2,876,544
Mid-America Apartment Communities, Inc.	35,844	1,569,250
Mission West Properties, Inc.	31,945	220,421
Monmouth Real Estate Investment Corp. Class A	15,627	109,076
National Health Investors, Inc.	35,626	1,179,221
National Retail Properties, Inc.	105,523	2,165,332
Nationwide Health Properties, Inc.	132,769	4,232,676
Newcastle Investment Corp.	55,833	93,241
NorthStar Realty Finance Corp. (c)	93,201	354,164
Omega Healthcare Investors, Inc.	108,995	1,843,105
One Liberty Properties, Inc.	25,421	229,297
Parkway Properties, Inc.	47,040	851,424
Pennsylvania Real Estate Investment Trust (SBI)	50,247	333,138
Pennymac Mortgage Investment Trust	22,624	446,824
PMC Commercial Trust	6,561	43,827
Post Properties, Inc. (c)	60,575	1,032,198
Potlatch Corp.	52,000	1,513,200
PS Business Parks, Inc.	23,174	1,226,600
RAIT Financial Trust (SBI) (c)	90,009	257,426
Ramco-Gershenson Properties Trust (SBI)	36,937	388,577
Rayonier, Inc.	98,700	4,239,165
Realty Income Corp.	131,516	3,360,234
Redwood Trust, Inc. (c)	87,261	1,398,794
Regency Centers Corp.	102,000	3,422,100
Resource Capital Corp.	20,772	89,735
Saul Centers, Inc.	18,800	612,692
Senior Housing Properties Trust (SBI)	156,000	3,129,360
SL Green Realty Corp.	98,963	3,492,404
Sovran Self Storage, Inc. (c)	30,151	886,138
Starwood Property Trust, Inc.	58,340	1,154,549
Strategic Hotel & Resorts, Inc.	116,092	159,046
Sun Communities, Inc.	44,254	790,376
Sunstone Hotel Investors, Inc.	96,566	604,503
Supertel Hospitality, Inc., Maryland	13,197	25,734

	Shares	Value
Tanger Factory Outlet Centers, Inc.	41,176	$ 1,549,041
Taubman Centers, Inc. (c)	67,513	2,138,137
The Macerich Co. (c)	105,346	3,019,216
Transcontinental Realty Investors, Inc. (a)	1,497	15,808
U-Store-It Trust	74,905	484,635
UDR, Inc.	194,677	2,489,919
UMH Properties, Inc.	4,453	35,980
Universal Health Realty Income Trust (SBI)	22,530	756,783
Urstadt Biddle Properties, Inc.	5,274	75,682
Urstadt Biddle Properties, Inc. Class A	43,601	674,507
Walter Investment Management Corp.	24,246	350,112
Washington (REIT) (SBI)	74,557	2,010,057
Weingarten Realty Investors (SBI)	152,370	3,026,068
Winthrop Realty Trust	26,839	245,577
		169,118,698
Real Estate Management & Development - 0.4%
American Realty Investments, Inc. (a)	1,965	24,130
Avatar Holdings, Inc. (a)	7,880	150,429
Brookfield Properties Corp.	347,679	3,814,041
Consolidated-Tomoka Land Co.	7,270	254,014
Forest City Enterprises, Inc. Class A (c)	146,363	1,353,858
Forestar Group, Inc. (a)(c)	56,444	815,051
Grubb & Ellis Co. (a)	40,464	30,348
Jones Lang LaSalle, Inc. (c)	53,200	2,494,016
Market Leader, Inc. (a)	9,851	18,520
Maui Land & Pineapple, Inc. (a)	3,029	18,992
Reis, Inc. (a)	2,805	16,858
Stratus Properties, Inc. (a)	2,986	18,931
Tejon Ranch Co. (a)(c)	22,580	577,371
The St. Joe Co. (a)(c)	121,000	3,968,800
Thomas Properties Group, Inc.	49,960	106,914
ZipRealty, Inc. (a)	10,323	40,260
		13,702,533
Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	36,899	298,144
Anchor BanCorp Wisconsin, Inc.	18,340	24,209
Astoria Financial Corp.	120,000	1,236,000
Bank Mutual Corp.	92,778	815,519
BankAtlantic Bancorp, Inc. (non-vtg.) Class A (c)	9,904	40,210
BankFinancial Corp.	29,332	287,747
BCSB Bancorp, Inc. (a)	2,564	23,743
Beneficial Mutual Bancorp, Inc. (a)	63,231	562,124
Berkshire Bancorp, Inc.	1,110	7,892
Berkshire Hills Bancorp, Inc.	19,529	439,598
Brookline Bancorp, Inc., Delaware	101,244	1,056,987
Camco Financial Corp.	7,852	18,452
Capitol Federal Financial	45,652	1,466,799
CFS Bancorp, Inc.	5,521	22,084
Charter Financial Corp., Georgia	8,305	107,965
Cheviot Financial Corp.	52	453
Citizens First Bancorp, Inc., Delaware (a)	3,754	3,716
Citizens South Banking Corp., Delaware	10,510	56,964
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Clifton Savings Bancorp, Inc.	8,458	$ 89,147
Corus Bankshares, Inc. (a)(c)	43,002	11,611
Danvers Bancorp, Inc.	32,700	420,522
Dime Community Bancshares, Inc.	66,040	739,648
Doral Financial Corp. (a)(c)	14,606	45,571
ESB Financial Corp.	7,483	100,272
ESSA Bancorp, Inc.	28,000	354,480
Fannie Mae (c)	1,456,870	2,811,759
Farmer Mac Class C (non-vtg.) (c)	12,702	106,062
First Clover Leaf Financial Corp.	10,566	81,147
First Defiance Financial Corp.	6,354	105,731
First Federal Bancshares of Arkansas, Inc.	3,747	16,037
First Federal Bankshares, Inc. (a)	2,907	2,064
First Financial Holdings, Inc.	22,059	395,738
First Financial Northwest, Inc.	27,660	201,918
First Financial Service Corp.	745	10,810
First Niagara Financial Group, Inc.	197,657	2,585,354
First Place Financial Corp.	18,173	58,517
Flagstar Bancorp, Inc. (a)	80,396	64,317
Flushing Financial Corp.	40,791	536,402
Freddie Mac (a)(c)	811,760	1,858,930
Harrington West Financial Group, Inc. (a)	4,000	4,480
HMN Financial, Inc.	2,852	11,408
Home Federal Bancorp, Inc.	22,607	254,329
HopFed Bancorp, Inc.	7,731	77,387
Indiana Community Bancorp	2,558	24,301
Jefferson Bancshares, Inc., Tennessee	5,738	36,035
Kearny Financial Corp.	25,844	282,992
Legacy Bancorp, Inc.	18,619	205,181
LSB Corp.	3,904	42,710
MGIC Investment Corp. (c)	163,244	1,327,174
MutualFirst Financial, Inc.	2,603	19,002
NASB Financial, Inc. (c)	3,384	104,160
New England Bancshares, Inc.	7,230	46,634
New York Community Bancorp, Inc. (c)	465,079	4,948,441
NewAlliance Bancshares, Inc.	124,083	1,459,216
Northeast Community Bancorp, Inc.	8,762	62,210
Northwest Bancorp, Inc.	36,708	752,514
OceanFirst Financial Corp.	20,240	263,120
Ocwen Financial Corp. (a)	95,852	992,068
Oritani Financial Corp.	20,875	278,473
Pamrapo Bancorp, Inc.	2,874	18,020
Parkvale Financial Corp.	2,919	26,767
Provident Financial Holdings, Inc. (c)	3,631	29,266
Provident Financial Services, Inc.	90,068	992,549
Provident New York Bancorp	77,561	714,337
Pulaski Financial Corp.	6,450	54,503
PVF Capital Corp.	5,643	12,245
Radian Group, Inc.	100,055	917,504

	Shares	Value
Rainier Pacific Financial Group, Inc.	3,186	$ 4,365
Riverview Bancorp, Inc.	13,156	46,309
Rockville Financial, Inc.	7,892	105,595
Roma Financial Corp.	13,524	171,214
Rome Bancorp, Inc.	12,337	109,553
TF Financial Corp.	1,778	31,399
TFS Financial Corp.	129,178	1,472,629
The PMI Group, Inc.	102,461	342,220
TierOne Corp. (a)	17,055	39,909
Timberland Bancorp, Inc.	12,774	62,209
Tree.com, Inc. (a)	6,533	46,058
Triad Guaranty, Inc. (a)(c)	10,834	16,901
Trustco Bank Corp., New York	141,019	877,138
United Community Financial Corp., Ohio	28,070	41,544
United Financial Bancorp, Inc.	19,561	240,405
ViewPoint Financial Group	20,326	254,482
Washington Federal, Inc.	115,000	1,706,600
Waterstone Financial, Inc. (a)	7,726	37,085
Westfield Financial, Inc.	46,299	423,636
WSFS Financial Corp.	11,795	326,957
		37,377,877
TOTAL FINANCIALS		714,512,067
HEALTH CARE - 10.7%
Biotechnology - 2.7%
A.P. Pharma, Inc. (a)	4,452	3,784
Aastrom Biosciences, Inc. (a)	178,505	73,187
Abraxis BioScience, Inc. (a)	8,184	220,313
Acadia Pharmaceuticals, Inc. (a)	42,194	246,413
Acorda Therapeutics, Inc. (a)(c)	55,763	1,261,359
Affymax, Inc. (a)(c)	8,252	187,981
Alexion Pharmaceuticals, Inc. (a)(c)	111,824	5,047,735
Alkermes, Inc. (a)	128,413	1,162,138
Allos Therapeutics, Inc. (a)	80,195	589,433
Alnylam Pharmaceuticals, Inc. (a)(c)	56,025	1,250,478
Altus Pharmaceuticals, Inc. (a)	23,918	8,132
Amicus Therapeutics, Inc. (a)(c)	10,000	98,300
Amylin Pharmaceuticals, Inc. (a)(c)	189,648	2,389,565
Anadys Pharmaceuticals, Inc. (a)	40,210	92,885
Antigenics, Inc. (a)(c)	57,480	118,984
Arena Pharmaceuticals, Inc. (a)	152,768	710,371
ARIAD Pharmaceuticals, Inc. (a)	116,734	255,647
ArQule, Inc. (a)	42,103	228,198
Array Biopharma, Inc. (a)(c)	77,370	318,764
AspenBio Pharma, Inc. (a)	34,042	72,850
Avalon Pharmaceuticals, Inc. rights 6/30/10 (a)	22,000	0
AVI BioPharma, Inc. (a)(c)	84,759	144,938
Avigen, Inc. (a)	22,946	29,141
BioCryst Pharmaceuticals, Inc. (a)(c)	33,947	423,319
BioMarin Pharmaceutical, Inc. (a)(c)	133,969	2,206,469
Biosante Pharmaceuticals, Inc. (a)	21,771	42,018
BioSphere Medical, Inc. (a)	4,678	16,186
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cel-Sci Corp. (a)(c)	5,333	$ 3,680
Celera Corp. (a)	116,044	758,928
Cell Genesys, Inc. (a)	88,600	30,275
Cell Therapeutics, Inc. (a)(c)	604,069	996,714
Celldex Therapeutics, Inc. (a)(c)	18,665	107,137
Cepheid, Inc. (a)(c)	84,211	1,009,690
Cleveland Biolabs, Inc. (a)(c)	20,722	82,059
Clinical Data, Inc. (a)(c)	13,173	207,738
Combinatorx, Inc. (a)	22,451	33,003
Cubist Pharmaceuticals, Inc. (a)	74,235	1,535,180
CuraGen Corp. (a)	41,352	57,893
Curis, Inc. (a)	10,011	21,123
Cytokinetics, Inc. (a)	61,414	194,682
Cytori Therapeutics, Inc. (a)	24,014	72,762
CytRx Corp. (a)	145,363	145,363
Dendreon Corp. (a)(c)	154,554	3,611,927
DUSA Pharmaceuticals, Inc. (a)	9,863	10,849
Dyax Corp. (a)	92,151	335,430
Dynavax Technologies Corp. (a)	21,508	38,714
Emergent BioSolutions, Inc. (a)	30,539	565,888
EntreMed, Inc. (a)	6,269	3,323
Enzon Pharmaceuticals, Inc. (a)(c)	89,399	640,991
Exact Sciences Corp. (a)	17,446	37,509
Facet Biotech Corp. (a)	34,427	345,647
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(c)	24,410	488,444
GenVec, Inc. (a)(c)	87,639	66,036
Geron Corp. (a)(c)	141,953	1,007,866
GTC Biotherapeutics, Inc. (a)	439	799
GTx, Inc. (a)(c)	24,446	230,037
Halozyme Therapeutics, Inc. (a)(c)	115,189	857,006
Hana Biosciences, Inc. (a)(c)	18,262	12,603
Hemispherx Biopharma, Inc. (a)(c)	93,692	207,996
Human Genome Sciences, Inc. (a)	211,815	4,189,701
Idenix Pharmaceuticals, Inc. (a)	45,801	140,151
Idera Pharmaceuticals, Inc. (a)	26,869	203,936
ImmunoGen, Inc. (a)(c)	61,988	451,893
Immunomedics, Inc. (a)	78,421	432,100
Incyte Corp. (a)(c)	172,552	1,137,118
Infinity Pharmaceuticals, Inc. (a)	6,801	47,607
Inhibitex, Inc. (a)	8,093	5,260
Insmed, Inc. (a)	140,000	123,200
InterMune, Inc. (c)	55,829	847,484
Isis Pharmaceuticals, Inc. (a)(c)	128,872	2,079,994
Keryx Biopharmaceuticals, Inc. (a)(c)	60,465	79,814
La Jolla Pharmaceutical Co. (a)	33,235	7,644
Lexicon Pharmaceuticals, Inc. (a)	93,125	140,619
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)(c)	212,563	510,151
Manhattan Pharmaceuticals, Inc. (a)	9,897	851

	Shares	Value
MannKind Corp. (a)(c)	100,337	$ 781,625
Martek Biosciences (c)	44,016	1,080,593
Maxygen, Inc. (a)	43,092	305,091
Medarex, Inc. (a)(c)	180,211	2,883,376
Medivation, Inc. (a)(c)	53,353	1,350,898
Metabasis Therapeutics, Inc. (a)	26,087	12,264
Metabolix, Inc. (a)	27,147	263,326
Micromet, Inc. (a)(c)	60,129	381,218
Momenta Pharmaceuticals, Inc. (a)(c)	56,648	560,815
Myriad Genetics, Inc. (a)	127,296	3,891,439
Myriad Pharmaceuticals, Inc. (a)	89,389	402,251
Nabi Biopharmaceuticals (a)	74,967	228,649
Neurocrine Biosciences, Inc. (a)	87,694	262,205
Novavax, Inc. (a)(c)	104,817	633,095
NPS Pharmaceuticals, Inc. (a)	116,060	483,970
OncoGenex Pharmaceuticals, Inc. (a)	4,000	160,640
ONYX Pharmaceuticals, Inc. (a)(c)	76,613	2,456,979
Orchid Cellmark, Inc. (a)	20,246	35,431
OREXIGEN Therapeutics, Inc. (a)	41,187	326,201
Orthologic Corp. (a)	36,394	24,384
OSI Pharmaceuticals, Inc. (a)(c)	76,057	2,541,825
Osiris Therapeutics, Inc. (a)(c)	30,470	445,471
OXiGENE, Inc. (a)	27,796	39,748
PDL BioPharma, Inc.	156,330	1,414,787
Peregrine Pharmaceuticals, Inc. (a)	144,570	111,319
Pharmasset, Inc. (a)	36,092	666,258
Poniard Pharmaceuticals, Inc. (a)	14,768	122,279
Progenics Pharmaceuticals, Inc. (a)(c)	77,075	406,185
Regeneron Pharmaceuticals, Inc. (a)	88,494	2,011,469
Repligen Corp. (a)	41,267	207,160
Rigel Pharmaceuticals, Inc. (a)	66,089	465,927
RXi Pharmaceuticals Corp. (a)	3,977	11,573
Sangamo Biosciences, Inc. (a)	89,475	627,220
Savient Pharmaceuticals, Inc. (a)(c)	90,297	1,254,225
SciClone Pharmaceuticals, Inc. (a)	42,900	208,494
Seattle Genetics, Inc. (a)(c)	99,408	1,217,748
SIGA Technologies, Inc. (a)	30,858	225,881
Spectrum Pharmaceuticals, Inc. (a)(c)	57,989	492,907
StemCells, Inc. (a)(c)	127,403	207,667
Sunesis Pharmaceuticals, Inc. (a)	3,400	1,632
Synta Pharmaceuticals Corp. (a)	25,759	72,898
Telik, Inc. (a)	42,903	37,755
Theravance, Inc. (a)(c)	79,929	1,244,495
Trimeris, Inc.	15,229	37,616
Trubion Pharmaceuticals, Inc. (a)	6,000	37,500
Unigene Laboratories, Inc. (a)	74,735	97,156
United Therapeutics Corp. (a)(c)	33,082	3,027,334
Vanda Pharmaceuticals, Inc. (a)	24,270	331,528
Vertex Pharmaceuticals, Inc. (a)(c)	235,860	8,823,523
Vical, Inc. (a)(c)	34,045	156,947
XOMA Ltd. (a)(c)	145,384	126,484
Zymogenetics, Inc. (a)(c)	80,297	472,146
		84,983,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.8%
Abaxis, Inc. (a)(c)	34,996	$ 930,894
Abiomed, Inc. (a)	66,868	553,667
Accuray, Inc. (a)(c)	74,735	479,799
AdvanSource Biomaterials Corp. (a)	3,688	1,106
Align Technology, Inc. (a)(c)	86,100	1,153,740
Alphatec Holdings, Inc. (a)	25,403	116,346
American Medical Systems Holdings, Inc. (a)	98,945	1,507,922
Analogic Corp.	19,083	678,401
Angiodynamics, Inc. (a)	50,411	652,822
Anika Therapeutics, Inc. (a)	12,355	74,130
Aspect Medical Systems, Inc. (a)	22,382	143,916
Atrion Corp.	2,200	301,400
ATS Medical, Inc. (a)	81,739	219,878
Beckman Coulter, Inc.	95,261	6,451,075
BioLase Technology, Inc. (a)	21,417	45,190
Bovie Medical Corp. (a)(c)	22,874	193,514
BSD Medical Corp. (a)(c)	13,363	28,330
Candela Corp. (a)	20,642	34,885
Cantel Medical Corp. (a)	34,286	460,804
Cardiac Science Corp. (a)	24,399	76,857
Cardica, Inc. (a)	18,168	27,434
Cerus Corp. (a)(c)	40,324	85,084
Conceptus, Inc. (a)(c)	41,786	757,162
CONMED Corp. (a)	39,161	698,241
Cooper Companies, Inc.	62,398	1,704,713
Cryolife, Inc. (a)	35,395	263,693
Cutera, Inc. (a)	19,631	171,575
Cyberonics, Inc. (a)(c)	44,057	662,617
Cynosure, Inc. Class A (a)	12,274	134,400
DexCom, Inc. (a)(c)	59,826	467,241
Digirad Corp. (a)	4,978	10,255
Edwards Lifesciences Corp. (a)	72,779	4,503,565
Electro-Optical Sciences, Inc. (a)(c)	36,036	354,955
Endologix, Inc. (a)	58,591	265,417
EnteroMedics, Inc. (a)	10,000	32,200
Escalon Medical Corp. (a)	3,512	7,235
ev3, Inc. (a)	96,833	1,233,652
Exactech, Inc. (a)	12,414	184,596
Fonar Corp. (a)	785	1,476
Gen-Probe, Inc. (a)	67,471	2,601,007
Greatbatch, Inc. (a)(c)	31,384	675,698
Haemonetics Corp. (a)	34,139	1,797,077
Hansen Medical, Inc. (a)	52,038	177,450
HealthTronics, Inc. (a)	34,465	88,230
Hill-Rom Holdings, Inc.	78,900	1,616,661
Hologic, Inc. (a)	343,088	5,643,798
Home Diagnostics, Inc. (a)	19,347	115,889
I-Flow Corp. (a)	39,660	356,940
ICU Medical, Inc. (a)(c)	21,060	783,221
IDEXX Laboratories, Inc. (a)(c)	77,000	3,908,520

	Shares	Value
Immucor, Inc. (a)	93,720	$ 1,695,395
Insite Vision (a)	62,560	23,210
Insulet Corp. (a)(c)	22,878	210,706
Integra LifeSciences Holdings Corp. (a)(c)	27,274	921,588
Invacare Corp.	44,386	961,401
Inverness Medical Innovations, Inc. (a)(c)	105,386	3,751,742
Iridex Corp. (a)	9,439	21,710
IRIS International, Inc. (a)	45,897	471,821
IVAX Diagnostics, Inc. (a)	7,111	4,551
Kensey Nash Corp. (a)	21,012	548,623
Kinetic Concepts, Inc. (a)(c)	80,000	2,556,000
Masimo Corp. (a)	67,845	1,704,266
Medical Action Industries, Inc. (a)	22,708	284,531
Meridian Bioscience, Inc.	59,865	1,442,747
Merit Medical Systems, Inc. (a)	43,195	779,670
Micrus Endovascular Corp. (a)	16,657	190,556
National Dentex Corp. (a)	2,508	18,710
Natus Medical, Inc. (a)	48,491	690,997
Neogen Corp. (a)(c)	25,894	725,032
NeuroMetrix, Inc. (a)	7,830	14,251
NMT Medical, Inc. (a)	16,102	28,984
NuVasive, Inc. (a)(c)	52,309	2,096,022
NxStage Medical, Inc. (a)(c)	28,553	176,458
OraSure Technologies, Inc. (a)	71,145	187,823
Orthofix International NV (a)	28,026	767,072
Orthovita, Inc. (a)(c)	101,896	430,001
Osteotech, Inc. (a)	4,011	17,328
Otix Global, Inc. (a)	31,910	29,038
Palomar Medical Technologies, Inc. (a)	28,352	393,526
Quidel Corp. (a)	44,961	694,198
ResMed, Inc. (a)(c)	100,000	4,591,000
Retractable Technologies, Inc. (a)	5,601	5,825
Rochester Medical Corp. (a)	15,923	195,057
RTI Biologics, Inc. (a)	51,821	235,786
Sirona Dental Systems, Inc. (a)(c)	26,197	692,649
Solta Medical, Inc. (a)	10,000	13,400
Somanetics Corp. (a)	17,097	223,629
SonoSite, Inc. (a)(c)	31,856	741,289
Staar Surgical Co. (a)	27,286	80,494
Stereotaxis, Inc. (a)(c)	33,454	117,758
Steris Corp.	69,281	2,010,535
SurModics, Inc. (a)(c)	27,035	618,831
Symmetry Medical, Inc. (a)	55,694	613,748
Synovis Life Technologies, Inc. (a)	20,569	323,550
Teleflex, Inc.	56,220	2,546,766
The Spectranetics Corp. (a)	37,264	217,249
Theragenics Corp. (a)	45,104	60,439
ThermoGenesis Corp. (a)	39,439	24,649
Thoratec Corp. (a)	72,060	1,890,854
TomoTherapy, Inc. (a)	76,645	256,761
Urologix, Inc. (a)	5,053	6,114
Utah Medical Products, Inc.	3,222	89,604
Vascular Solutions, Inc. (a)(c)	21,325	161,217
Vision Sciences, Inc. (a)	8,293	11,859
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Volcano Corp. (a)	60,691	$ 867,881
West Pharmaceutical Services, Inc.	43,506	1,748,506
Wright Medical Group, Inc. (a)	52,643	854,922
Young Innovations, Inc.	6,599	154,945
Zoll Medical Corp. (a)	36,700	659,866
		85,287,818
Health Care Providers & Services - 2.5%
Air Methods Corp. (a)	20,487	699,221
Alliance Healthcare Services, Inc. (a)	67,209	371,666
Allied Healthcare International, Inc. (a)	35,864	90,019
Allion Healthcare, Inc. (a)	29,021	204,598
Almost Family, Inc. (a)(c)	9,431	260,013
Amedisys, Inc. (a)	33,857	1,507,991
America Service Group, Inc.	19,084	348,092
American Dental Partners, Inc. (a)	19,761	255,312
AMERIGROUP Corp. (a)(c)	69,000	1,631,850
AMN Healthcare Services, Inc. (a)	62,644	618,296
AmSurg Corp. (a)	40,305	818,192
Animal Health International, Inc. (a)	28,873	58,323
Arcadia Resources, Inc. (a)	80,061	52,040
Assisted Living Concepts, Inc. Class A (a)	11,863	239,988
Bio-Reference Laboratories, Inc. (a)(c)	22,840	759,202
BioScrip, Inc. (a)	53,795	316,315
Brookdale Senior Living, Inc.	72,387	1,150,229
Capital Senior Living Corp. (a)	24,577	132,470
CardioNet, Inc. (a)	45,986	331,099
Catalyst Health Solutions, Inc. (a)	46,714	1,334,152
Centene Corp. (a)	55,000	952,050
Chemed Corp.	27,377	1,191,995
Chindex International, Inc. (a)	18,173	246,062
Clarient, Inc. (a)(c)	32,135	126,291
Community Health Systems, Inc. (a)(c)	124,618	3,834,496
Corvel Corp. (a)	10,620	319,237
Cross Country Healthcare, Inc. (a)(c)	58,534	539,098
Dialysis Corp. of America (a)	7,648	45,659
Emdeon, Inc. Class A	32,240	562,266
Emergency Medical Services Corp. Class A (a)	26,100	1,183,635
Emergent Group, Inc.	4,000	28,800
Emeritus Corp. (a)	25,335	456,790
Five Star Quality Care, Inc. (a)	42,257	143,251
Genoptix, Inc. (a)(c)	22,000	631,180
Gentiva Health Services, Inc. (a)	38,024	838,429
Hanger Orthopedic Group, Inc. (a)	49,432	692,542
Health Grades, Inc. (a)	43,972	199,633
Health Management Associates, Inc. Class A (a)	322,363	2,227,528
Health Net, Inc. (a)	134,500	2,060,540
HealthSouth Corp. (a)(c)	136,717	2,134,152
Healthspring, Inc. (a)	64,490	853,203
Healthways, Inc. (a)	47,850	625,878

	Shares	Value
HearUSA, Inc. (a)	11,117	$ 13,896
Henry Schein, Inc. (a)(c)	119,500	6,331,110
HMS Holdings Corp. (a)(c)	36,915	1,388,373
Hooper Holmes, Inc. (a)	50,431	45,388
Hythiam, Inc. (a)(c)	35,825	9,422
Integramed America, Inc. (a)	12,500	106,250
InVentiv Health, Inc. (a)	44,929	714,371
IPC The Hospitalist Co., Inc. (a)	13,840	408,834
Kindred Healthcare, Inc. (a)	42,184	602,388
Landauer, Inc.	14,664	807,107
LCA-Vision, Inc. (a)(c)	19,294	104,573
LHC Group, Inc. (a)	20,123	492,007
LifePoint Hospitals, Inc. (a)(c)	69,664	1,750,656
Lincare Holdings, Inc. (a)(c)	91,222	2,407,349
Magellan Health Services, Inc. (a)	50,980	1,635,948
Medcath Corp. (a)	24,384	222,382
MEDNAX, Inc. (a)	59,000	3,072,130
Metropolitan Health Networks, Inc. (a)	53,082	114,657
Molina Healthcare, Inc. (a)(c)	17,097	346,214
MWI Veterinary Supply, Inc. (a)	18,311	681,352
National Healthcare Corp.	12,939	494,529
National Research Corp.	1,185	29,033
NightHawk Radiology Holdings, Inc. (a)	42,237	263,137
NovaMed Eyecare, Inc. (a)(c)	33,673	142,437
Odyssey Healthcare, Inc. (a)	55,596	716,076
Omnicare, Inc.	159,000	3,639,510
Owens & Minor, Inc.	54,407	2,407,510
PDI, Inc. (a)	3,836	20,177
PharMerica Corp. (a)(c)	49,322	988,906
Providence Service Corp. (a)	17,459	198,334
PSS World Medical, Inc. (a)(c)	78,039	1,595,117
Psychemedics Corp.	3,872	25,671
Psychiatric Solutions, Inc. (a)(c)	68,229	1,827,855
RadNet, Inc. (a)(c)	41,219	89,033
RehabCare Group, Inc. (a)	31,575	662,759
ResCare, Inc. (a)	35,309	512,334
Rural/Metro Corp. (a)	20,488	79,289
Skilled Healthcare Group, Inc. (a)	61,309	463,496
SRI/Surgical Express, Inc. (a)	2,620	5,004
Sun Healthcare Group, Inc. (a)	71,135	586,152
Sunrise Senior Living, Inc. (a)	44,166	97,607
The Ensign Group, Inc.	10,000	138,700
Triple-S Management Corp. (a)(c)	41,797	774,916
U.S. Physical Therapy, Inc. (a)	23,352	339,071
Universal American Financial Corp. (a)	52,574	482,629
Universal Health Services, Inc. Class B	61,771	3,629,664
VCA Antech, Inc. (a)(c)	110,000	2,722,500
Virtual Radiologic Corp. (a)(c)	13,000	150,150
Wellcare Health Plans, Inc. (a)	56,183	1,363,561
		76,771,347
Health Care Technology - 0.6%
A.D.A.M., Inc. (a)	2,620	8,934
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Allscripts-Misys Healthcare Solutions, Inc.	94,518	$ 1,403,592
AMICAS, Inc. (a)	48,323	171,547
Arrhythmia Research Technology, Inc. (a)	7,380	22,214
athenahealth, Inc. (a)(c)	42,191	1,697,344
Cerner Corp. (a)(c)	86,000	5,307,060
Computer Programs & Systems, Inc.	21,014	813,242
Eclipsys Corp. (a)	72,414	1,213,659
HealthStream, Inc. (a)	6,041	23,620
HLTH Corp. (a)(c)	130,212	1,889,376
iCAD, Inc. (a)	48,360	92,368
MedAssets, Inc. (a)(c)	43,000	960,190
Medidata Solutions, Inc.	28,000	444,080
Mediware Information Systems, Inc. (a)	1,310	6,878
Merge Healthcare, Inc. (a)	50,544	161,741
Omnicell, Inc. (a)	51,119	561,287
Phase Forward, Inc. (a)	61,693	793,372
Quadramed Corp. (a)	7,152	43,913
Quality Systems, Inc. (c)	23,549	1,267,878
Transcend Services, Inc. (a)	14,000	222,600
Vital Images, Inc. (a)	24,037	305,510
		17,410,405
Life Sciences Tools & Services - 1.2%
Accelrys, Inc. (a)	40,878	234,640
Affymetrix, Inc. (a)	107,529	830,124
Albany Molecular Research, Inc. (a)	52,930	426,616
AMAG Pharmaceuticals, Inc. (a)(c)	24,603	1,009,707
Arrowhead Research Corp. (a)	22,957	10,629
Bio-Rad Laboratories, Inc. Class A (a)	24,059	2,075,329
Bioanalytical Systems, Inc. (a)	4,772	4,295
BioClinica, Inc. (a)	2,110	7,237
Biodelivery Sciences International, Inc. (a)	20,000	96,400
Bruker BioSciences Corp. (a)	70,406	714,621
Caliper Life Sciences, Inc. (a)	28,993	53,057
Cambrex Corp. (a)	43,404	237,420
Charles River Laboratories International, Inc. (a)	86,592	2,986,558
Covance, Inc. (a)(c)	86,564	4,596,548
Cryo-Cell International, Inc. (a)	6,550	15,196
Dionex Corp. (a)	26,477	1,592,327
Encorium Group, Inc. (a)	7,298	1,825
Enzo Biochem, Inc. (a)	38,087	193,863
eResearchTechnology, Inc. (a)	69,985	440,206
Exelixis, Inc. (a)(c)	168,711	959,966
Harvard Bioscience, Inc. (a)	18,476	62,449
Illumina, Inc. (a)(c)	170,098	5,999,356
Interleukin Genetics, Inc. (a)	6,973	3,347
Kendle International, Inc. (a)	16,506	216,889
Luminex Corp. (a)(c)	69,968	1,069,111
Medtox Scientific, Inc. (a)	8,211	75,131

	Shares	Value
Mettler-Toledo International, Inc. (a)(c)	46,180	$ 4,036,132
Nektar Therapeutics (a)(c)	138,589	1,148,903
PAREXEL International Corp. (a)	73,000	936,590
Pharmaceutical Product Development, Inc.	146,500	2,946,115
Sequenom, Inc. (a)(c)	115,187	736,045
Strategic Diagnostics, Inc. (a)	3,743	6,550
Techne Corp.	46,275	2,853,779
Varian, Inc. (a)	38,700	1,982,214
		38,559,175
Pharmaceuticals - 0.9%
Acura Pharmaceuticals, Inc. (a)(c)	10,000	57,700
Adolor Corp. (a)	74,840	122,738
Akorn, Inc. (a)	56,621	74,174
Alexza Pharmaceuticals, Inc. (a)(c)	30,076	79,701
Ardea Biosciences, Inc. (a)	14,000	248,360
ARYx Therapeutics, Inc. (a)	22,000	75,680
Auxilium Pharmaceuticals, Inc. (a)(c)	59,801	1,721,671
AVANIR Pharmaceuticals Class A (a)(c)	63,514	121,947
Biodel, Inc. (a)(c)	19,000	96,710
BioMimetic Therapeutics, Inc. (a)(c)	20,626	242,768
Cadence Pharmaceuticals, Inc. (a)(c)	55,862	609,454
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	81,503
Columbia Laboratories, Inc. (a)	71,340	85,608
Corcept Therapeutics, Inc. (a)	7,957	8,753
Cornerstone Therapeutics, Inc. (a)	14,000	91,140
CPEX Pharmaceuticals, Inc. (a)	2,342	21,195
Cypress Bioscience, Inc. (a)	78,891	549,081
DepoMed, Inc. (a)	68,230	212,878
Discovery Laboratories, Inc. (a)	161,735	80,868
Durect Corp. (a)	101,287	247,140
Emisphere Technologies, Inc. (a)	22,624	20,384
Endo Pharmaceuticals Holdings, Inc. (a)	140,836	3,178,669
Heska Corp. (a)	20,430	9,806
Hi-Tech Pharmacal Co., Inc. (a)(c)	9,053	136,791
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	4,665
Impax Laboratories, Inc. (a)	60,000	455,400
Inspire Pharmaceuticals, Inc. (a)	77,302	461,493
Ista Pharmaceuticals, Inc. (a)	23,598	129,081
Javelin Pharmaceuticals, Inc. (a)(c)	73,596	131,001
Jazz Pharmaceuticals, Inc. (a)(c)	24,000	174,960
KV Pharmaceutical Co. Class A (a)(c)	41,227	94,410
MAP Pharmaceuticals, Inc. (a)	3,000	26,520
Matrixx Initiatives, Inc. (a)	18,280	98,529
MDRNA, Inc. (a)(c)	27,713	37,690
Medicis Pharmaceutical Corp. Class A	69,421	1,282,206
MiddleBrook Pharmaceuticals, Inc. (a)(c)	86,915	98,214
Nutrition 21, Inc. (a)	16,280	2,442
Obagi Medical Products, Inc. (a)	26,964	256,158
Optimer Pharmaceuticals, Inc. (a)(c)	39,164	510,307
Pain Therapeutics, Inc. (a)	81,649	416,410
Par Pharmaceutical Companies, Inc. (a)	48,743	996,794
Penwest Pharmaceuticals Co. (a)(c)	18,669	45,552
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Perrigo Co.	112,300	$ 3,315,096
Pozen, Inc. (a)	32,512	218,806
Questcor Pharmaceuticals, Inc. (a)(c)	112,952	656,251
Repros Therapeutics, Inc. (a)	21,715	22,801
Salix Pharmaceuticals Ltd. (a)(c)	70,428	881,054
Santarus, Inc. (a)	45,220	143,800
SCOLR Pharma, Inc. (a)	17,200	6,020
Sepracor, Inc. (a)	143,306	2,601,004
Somaxon Pharmaceuticals, Inc. (a)(c)	7,756	19,002
Sucampo Pharmaceuticals, Inc. Class A (a)	7,000	39,270
SuperGen, Inc. (a)	50,317	141,391
The Medicines Company (a)	77,378	589,620
Valeant Pharmaceuticals International (a)	93,050	2,409,065
ViroPharma, Inc. (a)(c)	111,131	889,048
Vivus, Inc. (a)(c)	128,689	796,585
XenoPort, Inc. (a)	41,255	752,079
		26,877,443
TOTAL HEALTH CARE		329,889,198
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.0%
AAR Corp. (a)(c)	55,788	948,954
AeroVironment, Inc. (a)	20,479	576,074
Alliant Techsystems, Inc. (a)(c)	44,539	3,441,974
American Science & Engineering, Inc.	14,790	910,916
Applied Energetics, Inc. (a)	50,433	24,208
Applied Signal Technology, Inc.	21,612	550,458
Argon ST, Inc. (a)	29,805	595,504
Ascent Solar Technologies, Inc. (a)(c)	22,936	128,900
Astronics Corp.	12,695	110,827
Axsys Technologies, Inc. (a)	14,515	783,810
BE Aerospace, Inc. (a)	131,399	2,250,865
Breeze Industrial Products Corp. (a)	9,000	54,000
Ceradyne, Inc. (a)	35,925	672,516
CPI Aerostructures, Inc. (a)	1,677	11,655
Cubic Corp.	21,833	775,508
Curtiss-Wright Corp.	58,470	1,904,368
DigitalGlobe, Inc.	15,754	316,025
Ducommun, Inc.	17,181	310,289
DynCorp International, Inc. Class A (a)	30,835	529,745
Esterline Technologies Corp. (a)	42,665	1,319,202
GenCorp, Inc. (non-vtg.) (a)	78,833	347,654
Heico Corp. Class A	24,181	742,357
Herley Industries, Inc. (a)	23,550	287,546
Hexcel Corp. (a)(c)	122,014	1,327,512
Innovative Solutions & Support, Inc.	8,701	32,542
Kratos Defense & Security Solutions, Inc. (a)	21,324	16,419
Ladish Co., Inc. (a)	23,791	348,300

	Shares	Value
LMI Aerospace, Inc. (a)	12,245	$ 112,776
Moog, Inc. Class A (a)	46,409	1,344,933
Orbital Sciences Corp. (a)	69,818	1,032,608
Spirit AeroSystems Holdings, Inc. Class A (a)	126,683	1,966,120
Stanley, Inc. (a)	25,584	656,230
Sypris Solutions, Inc.	8,306	15,698
Taser International, Inc. (a)(c)	119,412	543,325
Teledyne Technologies, Inc. (a)	41,854	1,412,991
The Allied Defense Group, Inc. (a)	7,168	33,546
Todd Shipyards Corp.	6,043	96,688
TransDigm Group, Inc. (a)	50,382	2,243,007
Triumph Group, Inc.	20,339	884,747
		29,660,797
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	82,053	242,877
Atlas Air Worldwide Holdings, Inc. (a)	15,089	376,320
Dynamex, Inc. (a)	16,027	263,003
Forward Air Corp.	37,345	861,923
Hub Group, Inc. Class A (a)	49,011	1,074,811
Pacer International, Inc.	47,214	195,466
Park-Ohio Holdings Corp. (a)	8,657	63,802
UTI Worldwide, Inc. (a)	120,424	1,547,448
		4,625,650
Airlines - 0.7%
AirTran Holdings, Inc. (a)(c)	165,434	1,100,136
Alaska Air Group, Inc. (a)	49,411	1,246,640
Allegiant Travel Co. (a)(c)	18,183	712,592
AMR Corp. (a)(c)	380,979	2,080,145
Continental Airlines, Inc. Class B (a)(c)	185,443	2,460,829
Delta Air Lines, Inc. (a)(c)	1,031,457	7,447,120
ExpressJet Holdings, Inc. (a)	3,420	9,747
Hawaiian Holdings, Inc. (a)	71,056	520,130
JetBlue Airways Corp. (a)(c)	331,781	1,927,648
Pinnacle Airlines Corp. (a)	20,690	139,658
Republic Airways Holdings, Inc. (a)	64,116	590,508
SkyWest, Inc.	73,433	1,134,540
UAL Corp. (a)(c)	167,866	1,045,805
US Airways Group, Inc. (a)(c)	209,903	713,670
		21,129,168
Building Products - 0.5%
AAON, Inc.	27,063	565,075
American Woodmark Corp. (c)	14,070	282,526
Ameron International Corp.	11,719	948,887
Apogee Enterprises, Inc.	50,019	660,251
Armstrong World Industries, Inc. (a)	20,296	678,089
Builders FirstSource, Inc. (a)(c)	13,109	100,808
Gibraltar Industries, Inc.	35,039	421,870
Griffon Corp. (a)(c)	76,109	804,472
Insteel Industries, Inc.	26,433	301,865
Lennox International, Inc.	66,000	2,368,080
NCI Building Systems, Inc. (a)(c)	19,180	51,594
Owens Corning (a)(c)	111,691	2,495,177
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
PGT, Inc. (a)	17,454	$ 45,380
Quanex Building Products Corp.	66,783	899,567
Simpson Manufacturing Co. Ltd.	50,400	1,295,280
Trex Co., Inc. (a)(c)	23,394	444,720
Universal Forest Products, Inc.	26,244	1,083,877
US Home Systems, Inc. (a)	9,441	24,924
USG Corp. (a)(c)	89,347	1,327,696
		14,800,138
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	7,939	37,393
ABM Industries, Inc.	61,660	1,383,034
ACCO Brands Corp. (a)	91,582	512,859
American Ecology Corp.	33,924	620,131
American Reprographics Co. (a)	47,342	432,706
Amrep Corp. (a)	2,187	25,741
APAC Customer Services, Inc. (a)	41,618	228,067
ATC Technology Corp. (a)	32,937	689,042
Bowne & Co., Inc.	50,176	351,232
Casella Waste Systems, Inc. Class A (a)	48,294	129,428
CECO Environmental Corp. (a)	10,861	36,493
Cenveo, Inc. (a)(c)	73,124	373,664
Clean Harbors, Inc. (a)	30,371	1,792,496
Comfort Systems USA, Inc.	64,838	769,627
Consolidated Graphics, Inc. (a)	11,385	235,214
Copart, Inc. (a)	92,000	3,251,280
Cornell Companies, Inc. (a)	18,779	377,270
Corrections Corp. of America (a)	157,000	3,114,880
Courier Corp.	15,869	255,491
Covanta Holding Corp. (a)(c)	177,000	3,168,300
Deluxe Corp.	69,542	1,162,047
Document Security Systems, Inc. (a)(c)	9,753	19,994
EnergySolutions, Inc.	101,000	896,880
Ennis, Inc.	47,022	640,910
Food Technology Service, Inc. (a)	6,071	10,928
Fuel Tech, Inc. (a)(c)	37,898	387,318
G&K Services, Inc. Class A	28,248	663,828
GeoEye, Inc. (a)(c)	34,033	861,716
Healthcare Services Group, Inc.	55,896	988,241
Herman Miller, Inc.	73,307	1,189,040
HNI Corp.	43,264	929,311
Humitech International Group, Inc. (a)	75	0
ICT Group, Inc. (a)	7,987	87,857
InnerWorkings, Inc. (a)(c)	45,820	263,007
Innotrac Corp. (a)	3,181	8,112
Interface, Inc. Class A	72,332	478,115
Intersections, Inc. (a)	3,842	16,405
Kimball International, Inc. Class B	40,994	260,722
Knoll, Inc.	78,418	755,165
M&F Worldwide Corp. (a)	24,753	485,654
McGrath RentCorp.	32,142	632,233
Metalico, Inc. (a)(c)	33,538	136,164

	Shares	Value
Mine Safety Appliances Co.	44,010	$ 1,176,387
Mobile Mini, Inc. (a)(c)	45,131	800,173
Multi-Color Corp.	14,502	202,303
North American Galvanizing & Coatings, Inc. (a)	21,665	122,841
Perma-Fix Environmental Services, Inc. (a)	18,000	44,280
PRG-Schultz International, Inc. (a)	19,296	99,760
Protection One, Inc. (a)(c)	2,194	8,271
RINO International Corp. (a)(c)	6,000	76,500
Rollins, Inc.	71,693	1,279,720
Schawk, Inc. Class A	20,512	232,401
Standard Parking Corp. (a)	14,395	246,874
Standard Register Co.	38,184	164,955
Steelcase, Inc. Class A	117,946	737,163
Superior Uniform Group, Inc.	4,343	36,698
Sykes Enterprises, Inc. (a)	42,000	881,580
Team, Inc. (a)	32,295	562,902
Tetra Tech, Inc. (a)(c)	81,000	2,392,740
The Brink's Co.	59,500	1,567,825
The Geo Group, Inc. (a)	65,038	1,191,496
TRC Companies, Inc. (a)	3,649	13,574
United Stationers, Inc. (a)	31,000	1,416,390
Viad Corp.	28,896	522,151
Virco Manufacturing Co.	4,818	14,839
Waste Connections, Inc. (a)	108,000	2,953,800
Waterlink, Inc. (a)	13,000	7
WCA Waste Corp. (a)	14,127	58,203
		45,461,828
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	127,103	3,483,893
Dycom Industries, Inc. (a)	57,355	643,523
EMCOR Group, Inc. (a)	82,715	1,916,507
Furmanite Corp. (a)	53,002	193,987
Granite Construction, Inc.	46,000	1,476,600
Great Lakes Dredge & Dock Corp.	43,369	283,633
Insituform Technologies, Inc. Class A (a)(c)	53,438	1,023,338
Integrated Electrical Services, Inc. (a)	10,323	86,094
KBR, Inc.	210,000	4,756,500
Layne Christensen Co. (a)	28,363	731,765
MasTec, Inc. (a)	65,829	622,742
Michael Baker Corp. (a)	15,127	506,452
MYR Group, Inc. (a)	28,622	586,751
Northwest Pipe Co. (a)	17,423	578,966
Orion Marine Group, Inc. (a)	34,845	712,580
Pike Electric Corp. (a)(c)	32,606	362,253
Shaw Group, Inc. (a)	110,000	3,226,300
Sterling Construction Co., Inc. (a)	32,215	518,662
Tutor Perini Corp. (a)(c)	47,726	936,384
URS Corp. (a)	114,199	4,936,823
		27,583,753
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.7%
A.O. Smith Corp.	37,682	$ 1,433,800
Active Power, Inc. (a)	42,574	31,079
Acuity Brands, Inc.	56,389	1,810,651
Advanced Battery Technologies, Inc. (a)(c)	59,124	238,270
Akeena Solar, Inc. (a)(c)	35,000	37,800
Allied Motion Technologies, Inc. (a)	3,555	6,755
American Superconductor Corp. (a)(c)	54,487	1,760,475
AMETEK, Inc.	134,246	4,226,064
AZZ, Inc. (a)(c)	18,776	646,270
Baldor Electric Co.	58,592	1,644,677
Beacon Power Corp. (a)(c)	147,673	106,339
Belden, Inc.	59,000	1,234,870
Brady Corp. Class A (c)	60,122	1,781,415
Broadwind Energy, Inc. (a)(c)	63,611	480,899
BTU International, Inc. (a)	5,333	31,998
C&D Technologies, Inc. (a)(c)	41,016	82,032
Capstone Turbine Corp. (a)(c)	200,000	260,000
Chase Corp.	10,862	123,827
Coleman Cable, Inc. (a)(c)	9,142	40,865
Daystar Technologies, Inc. (a)(c)	55,291	33,423
Digital Power Corp. (a)	4,959	8,133
Encore Wire Corp.	25,710	608,813
Ener1, Inc. (a)	72,718	463,941
Energy Conversion Devices, Inc. (a)(c)	60,070	672,183
Energy Focus, Inc. (a)	9,000	9,090
EnergyConnect Group, Inc. (a)	20,770	1,433
EnerSys (a)	55,787	1,109,603
Evergreen Solar, Inc. (a)(c)	199,956	337,926
First Solar, Inc. (a)(c)	63,912	7,770,421
Franklin Electric Co., Inc.	26,733	842,357
FuelCell Energy, Inc. (a)(c)	146,663	535,320
General Cable Corp. (a)(c)	67,500	2,381,400
GrafTech International Ltd. (a)	159,033	2,263,040
GT Solar International, Inc. (a)(c)	57,605	295,514
Hoku Scientific, Inc. (a)(c)	35,507	65,688
Hubbell, Inc. Class B	73,063	2,810,734
II-VI, Inc. (a)	35,348	945,912
LaBarge, Inc. (a)	20,481	211,569
LSI Industries, Inc.	22,573	167,040
MagneTek, Inc. (a)	24,905	38,105
Microvision, Inc. (a)(c)	92,242	310,856
Orion Energy Systems, Inc. (a)	30,690	96,060
Plug Power, Inc. (a)	99,558	69,691
Polypore International, Inc. (a)	20,844	236,996
Powell Industries, Inc. (a)	10,294	389,319
Power-One, Inc. (a)(c)	77,604	100,885
PowerSecure International, Inc. (a)	19,994	105,968
Preformed Line Products Co.	2,387	89,513
Regal-Beloit Corp.	47,500	2,159,350
Roper Industries, Inc.	115,134	5,455,049

	Shares	Value
Satcon Technology Corp. (a)	27,548	$ 54,270
Spire Corp. (a)	200	786
SunPower Corp. Class A (a)(c)	127,636	3,235,573
Technology Research Corp.	3,139	11,018
Thomas & Betts Corp. (a)(c)	68,500	1,896,765
Ultralife Corp. (a)(c)	23,317	140,602
Universal Security Instruments, Inc. (a)	4,000	22,400
UQM Technologies, Inc. (a)	34,052	153,234
Valence Technology, Inc. (a)(c)	60,894	91,341
Vicor Corp.	24,837	182,552
Woodward Governor Co.	72,000	1,511,280
		53,863,239
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	80,073	2,641,608
McDermott International, Inc. (a)	300,531	7,140,617
Otter Tail Corp.	40,733	960,891
Raven Industries, Inc.	28,425	821,483
Seaboard Corp.	345	380,880
Standex International Corp.	25,611	438,204
Tredegar Corp.	37,965	568,716
United Capital Corp. (a)	2,068	45,062
		12,997,461
Machinery - 3.0%
3D Systems Corp. (a)	19,147	156,622
Actuant Corp. Class A	93,142	1,316,096
AGCO Corp. (a)	120,000	3,748,800
Alamo Group, Inc.	9,165	131,518
Albany International Corp. Class A	38,582	663,225
Altra Holdings, Inc. (a)	38,400	368,640
American Railcar Industries, Inc.	10,875	108,641
Ampco-Pittsburgh Corp.	11,263	268,960
Astec Industries, Inc. (a)(c)	22,000	557,260
Badger Meter, Inc.	21,232	768,386
Baldwin Technology Co., Inc. Class A (a)	3,555	5,226
Barnes Group, Inc.	73,304	1,076,836
Blount International, Inc. (a)	65,332	599,094
Briggs & Stratton Corp. (c)	66,560	1,174,118
Bucyrus International, Inc. Class A	98,601	2,943,240
Cascade Corp.	16,026	408,342
Chart Industries, Inc. (a)	43,160	805,366
CIRCOR International, Inc.	22,000	567,820
CLARCOR, Inc.	64,000	2,051,840
Colfax Corp. (a)	35,116	372,230
Columbus McKinnon Corp. (NY Shares) (a)	26,369	324,339
Commercial Vehicle Group, Inc. (a)	23,576	105,620
Crane Co.	70,885	1,663,671
Donaldson Co., Inc.	91,000	3,418,870
Dynamic Materials Corp.	15,806	255,899
Eastern Co.	7,453	122,900
Energy Recovery, Inc. (a)(c)	55,579	292,346
EnPro Industries, Inc. (a)	27,954	601,570
ESCO Technologies, Inc. (a)	33,226	1,231,356
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Federal Signal Corp.	72,236	$ 516,487
Flanders Corp. (a)	20,793	103,965
Flow International Corp. (a)	49,040	104,946
Force Protection, Inc. (a)	116,151	615,600
FreightCar America, Inc.	24,564	468,681
Gardner Denver, Inc. (a)	68,000	2,207,960
Gorman-Rupp Co.	25,393	598,005
Graco, Inc.	76,000	1,908,360
Graham Corp.	20,873	284,290
Greenbrier Companies, Inc. (c)	30,665	394,659
Hardinge, Inc.	9,527	57,829
Harsco Corp.	106,500	3,321,735
Hirsch International Corp. Class A (a)	2,100	672
Hurco Companies, Inc. (a)	6,978	116,323
IDEX Corp.	104,870	2,772,763
John Bean Technologies Corp.	44,256	738,633
Joy Global, Inc.	138,000	5,361,300
K-Tron International, Inc. (a)	4,944	416,384
Kadant, Inc. (a)	23,543	273,805
Kaydon Corp.	42,000	1,401,960
Kennametal, Inc.	94,000	2,072,700
Key Technology, Inc. (a)	5,197	57,219
L.B. Foster Co. Class A (a)	20,015	596,847
Lincoln Electric Holdings, Inc.	53,500	2,435,320
Lindsay Corp. (c)	17,076	708,825
Lydall, Inc. (a)	19,210	102,197
Manitowoc Co., Inc.	175,000	1,162,000
Met-Pro Corp.	23,574	233,147
MFRI, Inc. (a)	7,618	48,984
Middleby Corp. (a)(c)	24,500	1,156,155
Miller Industries, Inc. (a)	8,914	90,210
Mueller Industries, Inc.	48,311	1,168,643
Mueller Water Products, Inc. Class A	154,281	709,693
NACCO Industries, Inc. Class A	7,254	424,359
Navistar International Corp. (a)	82,000	3,545,680
NN, Inc.	18,519	62,594
Nordson Corp.	38,838	2,080,940
Omega Flex, Inc.	3,426	59,338
Oshkosh Co.	117,448	3,946,253
Pentair, Inc.	129,000	3,654,570
PMFG, Inc. (a)(c)	16,525	182,601
Portec Rail Products, Inc.	5,406	50,222
RBC Bearings, Inc. (a)	32,238	709,236
Robbins & Myers, Inc.	34,270	795,749
Sauer-Danfoss, Inc.	44,024	245,654
SPX Corp.	68,300	3,802,944
Sun Hydraulics Corp. (c)	26,638	490,938
Tecumseh Products Co. Class A (non-vtg.) (a)	30,207	273,373
Tennant Co.	26,225	670,573
Terex Corp. (a)(c)	136,000	2,241,280

	Shares	Value
The L.S. Starrett Co. Class A	5,190	$ 49,253
Thermadyne Holdings Corp. (a)	12,828	63,114
Timken Co.	100,000	2,111,000
Titan International, Inc.	54,634	454,009
Toro Co. (c)	44,470	1,686,747
TriMas Corp. (a)	13,518	65,697
Trinity Industries, Inc. (c)	98,538	1,556,900
Twin Disc, Inc.	12,210	154,945
Valmont Industries, Inc.	24,154	1,988,599
Wabash National Corp.	46,716	113,053
Wabtec Corp.	65,961	2,470,239
Watts Water Technologies, Inc. Class A	35,000	1,055,950
Xerium Technologies, Inc. (a)	21,467	23,614
		93,344,552
Marine - 0.2%
Alexander & Baldwin, Inc.	57,671	1,655,158
American Commercial Lines, Inc. (a)(c)	12,032	257,485
Eagle Bulk Shipping, Inc.	74,082	372,632
Excel Maritime Carriers Ltd. (c)	51,446	348,804
Genco Shipping & Trading Ltd.	36,680	710,492
Horizon Lines, Inc. Class A	49,713	269,444
International Shipholding Corp.	14,747	442,115
Kirby Corp. (a)(c)	67,000	2,482,350
OceanFreight, Inc. (c)	126,564	168,330
TBS International Ltd. Class A (a)(c)	42,525	347,429
		7,054,239
Professional Services - 1.0%
Administaff, Inc.	28,710	693,059
Advisory Board Co. (a)	24,243	640,742
Barrett Business Services, Inc.	10,079	105,124
CBIZ, Inc. (a)(c)	72,051	515,885
CDI Corp.	21,666	329,107
Competitive Technologies, Inc. (a)	3,836	8,247
Comsys IT Partners, Inc. (a)	21,618	161,703
Corporate Executive Board Co.	47,543	1,143,409
CoStar Group, Inc. (a)(c)	24,162	916,948
CRA International, Inc. (a)	19,160	535,139
Diamond Management & Technology Consultants, Inc.	33,674	210,799
Exponent, Inc. (a)	23,566	666,446
First Advantage Corp. Class A (a)	15,252	267,368
Franklin Covey Co. (a)	19,359	107,249
FTI Consulting, Inc. (a)(c)	68,200	2,969,428
GP Strategies Corp. (a)	20,186	148,367
Heidrick & Struggles International, Inc.	28,672	602,685
Hill International, Inc. (a)	31,475	186,962
Hudson Highland Group, Inc. (a)	28,033	105,404
Huron Consulting Group, Inc. (a)	28,000	526,960
ICF International, Inc. (a)(c)	15,363	420,178
IHS, Inc. Class A (a)(c)	67,875	3,285,150
Kelly Services, Inc. Class A (non-vtg.)	47,114	540,869
Kforce, Inc. (a)	57,828	647,674
Korn/Ferry International (a)	58,651	811,143
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
LECG Corp. (a)	28,005	$ 94,097
Manpower, Inc.	105,154	5,436,462
MPS Group, Inc. (a)	115,000	1,133,900
Navigant Consulting, Inc. (a)	76,697	965,615
Odyssey Marine Exploration, Inc. (a)(c)	69,200	128,712
On Assignment, Inc. (a)	54,114	216,456
RCM Technologies, Inc. (a)	14,333	30,386
Resources Connection, Inc. (a)	56,300	867,583
School Specialty, Inc. (a)(c)	26,977	614,806
Spherion Corp. (a)	59,543	322,723
Spherix, Inc. (a)	5,297	8,634
TrueBlue, Inc. (a)	62,596	851,306
UTEK Corp. (a)(c)	10,333	45,982
Volt Information Sciences, Inc. (a)	18,549	187,345
VSE Corp.	5,862	201,125
Watson Wyatt Worldwide, Inc. Class A	56,250	2,458,125
		30,109,302
Road & Rail - 0.8%
AMERCO (a)(c)	8,022	365,001
Arkansas Best Corp.	28,944	923,314
Avis Budget Group, Inc. (a)(c)	136,672	1,329,819
Celadon Group, Inc. (a)	27,289	267,159
Con-way, Inc.	62,273	2,600,520
Covenant Transport Group, Inc. Class A (a)	4,491	21,871
Dollar Thrifty Automotive Group, Inc. (a)(c)	25,506	506,039
Frozen Food Express Industries, Inc.	4,026	14,534
Genesee & Wyoming, Inc. Class A (a)	48,854	1,533,039
Heartland Express, Inc.	66,575	942,702
Hertz Global Holdings, Inc. (a)(c)	235,534	2,336,497
J.B. Hunt Transport Services, Inc.	138,529	3,882,968
Kansas City Southern (a)(c)	121,049	2,893,071
Knight Transportation, Inc.	72,696	1,198,757
Landstar System, Inc.	66,231	2,309,475
Marten Transport Ltd. (a)	28,230	478,781
Old Dominion Freight Lines, Inc. (a)	36,095	1,291,479
P.A.M. Transportation Services, Inc. (a)	12,026	103,784
Patriot Transportation Holding, Inc. (a)	534	41,123
Quality Distribution, Inc. (a)	6,526	24,799
Saia, Inc. (a)	23,699	419,472
Universal Truckload Services, Inc.	5,000	82,600
USA Truck, Inc. (a)	9,594	127,792
Werner Enterprises, Inc.	60,000	1,048,800
YRC Worldwide, Inc. (a)(c)	82,201	183,308
		24,926,704
Trading Companies & Distributors - 0.5%
Aceto Corp.	30,921	206,861
Aircastle Ltd.	70,773	665,266
Applied Industrial Technologies, Inc.	58,265	1,202,007
Beacon Roofing Supply, Inc. (a)(c)	62,192	1,046,069

	Shares	Value
BlueLinx Corp. (a)	14,464	$ 78,540
DXP Enterprises, Inc. (a)	10,192	108,137
GATX Corp.	63,585	1,744,137
H&E Equipment Services, Inc. (a)	41,920	420,038
Houston Wire & Cable Co.	30,981	356,591
Interline Brands, Inc. (a)	49,430	825,975
Kaman Corp.	37,243	772,047
Lawson Products, Inc.	5,016	90,689
MSC Industrial Direct Co., Inc. Class A (c)	54,329	2,146,539
RSC Holdings, Inc. (a)(c)	56,506	408,538
Rush Enterprises, Inc. Class A (a)	57,433	804,636
TAL International Group, Inc.	21,941	270,313
Textainer Group Holdings Ltd.	20,900	296,571
Titan Machinery, Inc. (a)(c)	20,360	245,338
United Rentals, Inc. (a)	89,034	818,222
Watsco, Inc. (c)	34,122	1,802,665
WESCO International, Inc. (a)(c)	54,000	1,297,620
Willis Lease Finance Corp. (a)	4,792	57,935
		15,664,734
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	12,443	78,266
Macquarie Infrastructure Co. LLC	73,840	458,546
Quixote Corp. (a)(c)	10,799	22,678
		559,490
TOTAL INDUSTRIALS		381,781,055
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.6%
3Com Corp. (a)(c)	510,318	2,219,883
Acme Packet, Inc. (a)	42,210	344,434
ADC Telecommunications, Inc. (a)(c)	136,434	1,161,053
Adtran, Inc.	85,977	1,955,117
Airvana, Inc. (a)	45,735	296,820
Alliance Fiber Optic Products, Inc. (a)	23,499	26,319
AltiGen Communications, Inc. (a)	1,965	1,670
Anaren, Inc. (a)	35,373	568,798
Arris Group, Inc. (a)(c)	158,287	2,098,886
Aruba Networks, Inc. (a)	94,696	862,681
Avocent Corp. (a)	58,129	948,665
Bel Fuse, Inc. Class B (non-vtg.)	16,174	273,341
BigBand Networks, Inc. (a)	77,055	299,744
Black Box Corp.	26,793	670,897
Blue Coat Systems, Inc. (a)	52,090	1,021,485
Brocade Communications Systems, Inc. (a)	519,140	3,753,382
Comarco, Inc. (a)	2,807	5,277
CommScope, Inc. (a)	106,226	2,863,853
Communications Systems, Inc.	2,049	24,178
Comtech Telecommunications Corp. (a)(c)	36,154	1,229,959
DG FastChannel, Inc. (a)	29,436	510,420
Digi International, Inc. (a)	53,287	456,670
Ditech Networks, Inc. (a)	24,840	38,999
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
EchoStar Holding Corp. Class A (a)	61,800	$ 1,146,390
EMCORE Corp. (a)	63,786	67,613
EMS Technologies, Inc. (a)	31,444	589,261
Emulex Corp. (a)	108,215	1,048,603
Endwave Corp. (a)	18,064	52,566
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	164,095	398,751
F5 Networks, Inc. (a)	105,206	3,628,555
Finisar Corp. (a)	587,136	516,680
Globecomm Systems, Inc. (a)	28,319	214,375
Harmonic, Inc. (a)	135,202	892,333
Harris Stratex Networks, Inc. Class A (a)	83,381	505,289
Hughes Communications, Inc. (a)(c)	8,804	228,992
Infinera Corp. (a)(c)	127,659	893,613
InterDigital, Inc. (a)(c)	59,032	1,237,311
Ixia (a)	77,110	471,142
KVH Industries, Inc. (a)	24,482	185,084
Lantronix, Inc. (a)	17,964	9,521
Lantronix, Inc. warrants 2/9/11 (a)(f)	81	1
Loral Space & Communications Ltd. (a)	12,027	248,237
NETGEAR, Inc. (a)	47,322	808,260
Network Engines, Inc. (a)	9,093	11,366
Network Equipment Technologies, Inc. (a)	31,753	210,840
NumereX Corp. Class A (a)	4,959	25,390
Occam Networks, Inc. (a)	8,924	31,680
Oclaro, Inc. (a)	208,424	167,781
Oplink Communications, Inc. (a)	24,767	343,766
Opnext, Inc. (a)	45,452	119,084
Optelecom Nkf, Inc. (a)	1,053	4,770
Optical Cable Corp. (a)	1,228	3,954
ORBCOMM, Inc. (a)(c)	46,095	99,104
Palm, Inc. (a)(c)	168,691	2,248,651
Parkervision, Inc. (a)(c)	28,207	101,827
PC-Tel, Inc. (a)	22,837	134,738
Performance Technologies, Inc. (a)	4,304	13,256
Plantronics, Inc.	65,343	1,561,044
Polycom, Inc. (a)(c)	106,000	2,500,540
Powerwave Technologies, Inc. (a)	140,885	174,697
Riverbed Technology, Inc. (a)(c)	73,829	1,423,423
SCM Microsystems, Inc. (a)	4,117	8,563
SeaChange International, Inc. (a)	42,335	378,475
ShoreTel, Inc. (a)	27,518	173,363
Sonus Networks, Inc. (a)	327,840	691,742
Starent Networks Corp. (a)(c)	59,827	1,210,898
Sycamore Networks, Inc. (a)	288,703	877,657
Symmetricom, Inc. (a)	84,462	443,426
Tekelec (a)	80,000	1,245,600
Telular Corp. (a)	14,093	45,802
Tollgrade Communications, Inc. (a)	15,734	87,953
UTStarcom, Inc. (a)	145,982	239,410

	Shares	Value
ViaSat, Inc. (a)	41,699	$ 1,010,367
Westell Technologies, Inc. Class A (a)	93,476	103,758
		50,468,033
Computers & Peripherals - 0.8%
3PAR, Inc. (a)	48,674	430,278
ActivIdentity Corp. (a)	45,307	113,721
Adaptec, Inc. (a)	176,416	518,663
Avid Technology, Inc. (a)(c)	49,161	640,568
Compellent Technologies, Inc. (a)	39,620	591,130
Concurrent Computer Corp. (a)	7,911	35,362
CopyTele, Inc. (a)	16,655	9,327
Cray, Inc. (a)	48,219	352,481
Datalink Corp. (a)	2,058	7,615
Dataram Corp. (a)	3,649	6,860
Diebold, Inc.	91,230	2,752,409
Dot Hill Systems Corp. (a)	30,475	41,141
Electronics for Imaging, Inc. (a)	63,518	675,832
Hauppauge Digital, Inc. (a)	4,117	4,858
Hutchinson Technology, Inc. (a)	50,049	297,792
Hypercom Corp. (a)	60,574	162,944
iGO, Inc. (a)	18,109	14,849
Imation Corp.	44,586	383,440
Immersion Corp. (a)(c)	32,589	123,838
Intermec, Inc. (a)	57,284	814,578
Interphase Corp. (a)	2,203	9,319
Intevac, Inc. (a)	25,932	302,886
Isilon Systems, Inc. (a)	51,704	297,298
LaserCard Corp. (a)	11,480	103,664
NCR Corp. (a)	196,220	2,615,613
Novatel Wireless, Inc. (a)	57,720	556,998
Overland Storage, Inc. (a)	6,049	5,928
Presstek, Inc. (a)	39,299	56,984
Qualstar Corp.	2,735	5,470
Quantum Corp. (a)	267,685	329,253
Rimage Corp. (a)	17,322	278,884
Seagate Technology	645,590	8,941,422
Silicon Graphics International Corp. (a)	33,538	184,124
STEC, Inc. (a)(c)	38,975	1,579,657
Stratasys, Inc. (a)(c)	39,388	566,793
Super Micro Computer, Inc. (a)	44,834	357,327
Synaptics, Inc. (a)(c)	46,452	1,197,533
Transact Technologies, Inc. (a)	9,830	53,377
ViewCast.com, Inc. (a)	10,386	1,558
		25,421,774
Electronic Equipment & Components - 1.9%
Acacia Research Corp. - Acacia Technologies (a)	43,347	389,256
Advanced Photonix, Inc. Class A (a)	11,134	7,460
Agilysys, Inc.	29,348	186,066
American Technology Corp. (a)(c)	2,713	3,663
Anixter International, Inc. (a)	40,000	1,403,200
Arrow Electronics, Inc. (a)	149,536	4,133,175
Avnet, Inc. (a)	189,056	5,038,342
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
AVX Corp.	87,205	$ 1,012,450
Axcess, Inc. (a)	6,529	2,677
Benchmark Electronics, Inc. (a)	80,000	1,312,000
Brightpoint, Inc. (a)	115,232	845,803
CalAmp Corp. (a)	25,303	52,377
Checkpoint Systems, Inc. (a)	51,307	855,288
Clearfield, Inc. (a)	3,836	12,352
Cogent, Inc. (a)(c)	46,583	489,122
Cognex Corp.	51,673	827,801
Coherent, Inc. (a)	36,106	807,330
Comverge, Inc. (a)	38,266	426,283
CPI International, Inc. (a)	8,558	80,274
CTS Corp.	44,375	393,163
Daktronics, Inc.	60,187	485,709
DDi Corp. (a)	20,393	82,796
Digital Ally, Inc. (a)(c)	16,594	40,323
Dolby Laboratories, Inc. Class A (a)(c)	67,495	2,632,980
DTS, Inc. (a)(c)	27,300	731,640
Echelon Corp. (a)(c)	60,522	687,530
Electro Rent Corp.	34,950	356,141
Electro Scientific Industries, Inc. (a)	32,818	403,005
Entorian Technologies, Inc. (a)	7,258	2,540
FARO Technologies, Inc. (a)	31,517	536,104
Frequency Electronics, Inc. (a)	1,170	4,095
Gerber Scientific, Inc. (a)	34,143	146,473
Giga-Tronics, Inc. (a)	4,585	8,712
GTSI Corp. (a)	3,743	29,981
I. D. Systems Inc. (a)	11,645	39,826
Ingram Micro, Inc. Class A (a)	213,634	3,580,506
Insight Enterprises, Inc. (a)	52,859	606,293
Intelli-Check, Inc. (a)	1,429	2,072
IPG Photonics Corp. (a)(c)	36,400	441,168
Iteris, Inc. (a)	4,304	6,370
Itron, Inc. (a)(c)	47,945	2,626,907
Jaco Electronics, Inc. (a)	3,836	2,608
Keithley Instruments, Inc.	19,213	96,065
L-1 Identity Solutions, Inc. (a)(c)	115,900	831,003
LeCroy Corp. (a)	12,897	51,330
LightPath Technologies, Inc. Class A (a)	1,150	2,438
Littelfuse, Inc. (a)	33,035	827,196
LoJack Corp. (a)	17,896	92,522
Mace Security International, Inc. (a)	8,918	8,918
Maxwell Technologies, Inc. (a)(c)	30,872	417,698
Measurement Specialties, Inc. (a)	23,718	250,936
Mercury Computer Systems, Inc. (a)	28,979	275,880
Merix Corp. (a)	15,740	31,165
Mesa Laboratories, Inc.	4,207	92,596
Methode Electronics, Inc. Class A	45,732	394,667
Micronetics, Inc. (a)	3,743	10,892
MTS Systems Corp.	33,244	882,296
Multi-Fineline Electronix, Inc. (a)	16,822	464,960

	Shares	Value
Napco Security Technolgies, Inc. (a)	17,472	$ 23,587
National Instruments Corp.	76,000	1,947,880
Newport Corp. (a)	44,542	315,803
NU Horizons Electronics Corp. (a)	14,521	55,761
OSI Systems, Inc. (a)	30,909	521,435
Par Technology Corp. (a)	6,450	39,216
Park Electrochemical Corp.	26,409	568,850
PC Connection, Inc. (a)	13,930	77,312
PC Mall, Inc. (a)	3,555	27,054
Perceptron, Inc. (a)	2,600	11,180
Planar Systems, Inc. (a)	18,106	51,421
Plexus Corp. (a)	54,359	1,368,760
RadiSys Corp. (a)	34,357	250,806
RAE Systems, Inc. (a)	46,052	53,420
Research Frontiers, Inc. (a)(c)	22,011	68,454
RF Industries Ltd.	2,339	9,403
RF Monolithics, Inc. (a)	3,462	2,458
Richardson Electronics Ltd.	33,307	134,893
Rofin-Sinar Technologies, Inc. (a)	37,500	852,750
Rogers Corp. (a)	24,582	641,590
Sanmina-SCI Corp. (a)	124,298	785,563
ScanSource, Inc. (a)	34,240	958,378
Sigmatron International, Inc. (a)	762	2,370
SMART Modular Technologies (WWH), Inc. (a)	33,557	128,523
Spectrum Control, Inc. (a)	14,200	130,356
SYNNEX Corp. (a)(c)	26,166	775,822
Tech Data Corp. (a)(c)	62,236	2,371,192
Technitrol, Inc.	64,084	528,052
Tessco Technologies, Inc.	4,000	66,920
Trimble Navigation Ltd. (a)(c)	156,680	3,989,073
TTM Technologies, Inc. (a)	75,245	761,479
Universal Display Corp. (a)(c)	52,827	575,814
Vicon Industries, Inc. (a)	18,575	104,949
Vishay Intertechnology, Inc. (a)	226,518	1,828,000
X-Rite, Inc. (a)(c)	41,424	83,676
Zygo Corp. (a)	17,642	118,378
		56,693,001
Internet Software & Services - 1.1%
Answers Corp. (a)(c)	9,496	77,392
Art Technology Group, Inc. (a)	208,809	843,588
Autobytel, Inc. (a)	47,104	28,733
Bankrate, Inc. (a)	20,760	591,452
Communication Intelligence Corp. (a)	7,900	632
comScore, Inc. (a)	31,039	431,752
Constant Contact, Inc. (a)(c)	36,886	768,335
DealerTrack Holdings, Inc. (a)	52,106	1,051,499
Dice Holdings, Inc. (a)	26,816	156,874
Digital River, Inc. (a)	48,914	1,727,642
DivX, Inc. (a)	39,119	204,201
EarthLink, Inc.	137,520	1,144,166
EasyLink Services International Corp. (a)	3,400	5,712
EDGAR Online, Inc. (a)	3,836	8,056
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Equinix, Inc. (a)(c)	50,200	$ 4,229,852
Goldleaf Financial Solutions, Inc. (a)	12,407	11,985
GSI Commerce, Inc. (a)	36,580	634,297
IAC/InterActiveCorp (a)	146,341	2,710,235
iMergent, Inc.	8,356	55,985
InfoSpace, Inc. (a)	61,369	497,089
Innodata Isogen, Inc. (a)	20,932	108,846
InsWeb Corp. (a)	283	691
Internap Network Services Corp. (a)(c)	72,295	218,331
Internet America, Inc. (a)	6,082	1,825
Internet Brands, Inc. Class A (a)	25,000	182,250
Internet Capital Group, Inc. (a)	40,804	270,939
iPass, Inc.	58,644	85,620
j2 Global Communications, Inc. (a)	56,570	1,208,901
Jupiter Media Metrix, Inc. (a)	14,700	0
Keynote Systems, Inc. (a)	23,393	235,334
Limelight Networks, Inc. (a)	49,810	166,365
Liquidity Services, Inc. (a)	19,229	209,404
LivePerson, Inc. (a)	43,962	181,123
LogMeIn, Inc.	27,000	440,100
LoopNet, Inc. (a)	57,766	461,550
Marchex, Inc. Class B	49,302	211,013
ModusLink Global Solutions, Inc. (a)	64,659	464,252
Move, Inc. (a)	195,366	564,608
NIC, Inc.	77,328	593,106
Omniture, Inc. (a)	104,593	1,496,726
On2.Com, Inc. (a)(c)	249,633	144,787
Onstream Media Corp. (a)	1,100	451
Onvia.com, Inc. (a)(c)	1,133	6,549
OpenTable, Inc.	4,918	135,884
Openwave Systems, Inc. (a)	93,277	258,377
Perficient, Inc. (a)	33,787	262,187
Rackspace Hosting, Inc. (c)	101,290	1,310,693
RealNetworks, Inc. (a)(c)	147,909	523,598
Saba Software, Inc. (a)	37,485	127,824
SAVVIS, Inc.	55,661	944,011
Selectica, Inc. (a)	14,034	5,333
Support.com, Inc. (a)	54,187	127,339
Switch & Data Facilities Co., Inc. (a)	42,539	578,105
TechTarget, Inc. (a)	6,000	38,520
Terremark Worldwide, Inc. (a)(c)	39,407	207,675
The Knot, Inc. (a)	56,086	566,469
TheStreet.com, Inc.	23,106	58,920
Travelzoo, Inc. (a)(c)	7,829	94,653
United Online, Inc.	126,902	888,314
US Dataworks, Inc. (a)	4,512	1,173
ValueClick, Inc. (a)	117,756	1,206,999
VistaPrint Ltd. (a)(c)	54,784	2,270,249
Vocus, Inc. (a)	32,978	556,009
Web.com, Inc. (a)	41,630	227,300
WebMD Health Corp. Class A (a)(c)	19,441	639,414

	Shares	Value
WebMediaBrands, Inc. (a)	31,939	$ 21,080
Zix Corp. (a)(c)	83,740	152,407
		33,634,781
IT Services - 3.4%
Acxiom Corp.	110,890	1,011,317
Alliance Data Systems Corp. (a)(c)	82,300	4,572,588
Analysts International Corp. (a)	9,684	6,876
Broadridge Financial Solutions, Inc.	187,000	3,893,340
CACI International, Inc. Class A (a)	38,400	1,764,864
Cass Information Systems, Inc.	14,016	437,580
Ciber, Inc. (a)	101,933	397,539
Computer Task Group, Inc. (a)	17,888	110,548
CSG Systems International, Inc. (a)	42,838	645,569
CSP, Inc. (a)	3,555	12,123
CyberSource Corp. (a)	94,102	1,444,466
DST Systems, Inc. (a)(c)	53,000	2,427,930
Edgewater Technology, Inc. (a)	4,972	15,761
eLoyalty Corp. (a)	4,735	40,011
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	64,983	1,534,898
ExlService Holdings, Inc. (a)	20,112	241,344
Forrester Research, Inc. (a)	20,849	490,785
Gartner, Inc. Class A (a)	81,000	1,349,460
Genpact Ltd. (a)	72,000	909,360
Global Cash Access Holdings, Inc. (a)(c)	43,141	312,772
Global Payments, Inc.	105,000	4,456,200
Hackett Group, Inc. (a)	44,735	117,206
Heartland Payment Systems, Inc.	39,418	493,119
Hewitt Associates, Inc. Class A (a)	114,816	4,135,672
iGate Corp.	57,350	381,951
infoGROUP, Inc. (a)	35,867	221,299
Integral Systems, Inc. (a)(c)	27,146	170,205
INX, Inc. (a)	7,038	44,269
Lender Processing Services, Inc.	123,359	4,228,747
Lionbridge Technologies, Inc. (a)	91,247	245,454
ManTech International Corp. Class A (a)	28,500	1,505,940
Mastech Holdings, Inc. (a)	2,512	9,345
Maximus, Inc.	24,417	1,016,968
Metavante Technologies, Inc. (a)	118,942	3,747,862
MoneyGram International, Inc. (a)	85,260	226,792
NCI, Inc. Class A (a)(c)	15,408	452,225
NeuStar, Inc. Class A (a)	99,500	2,306,410
Newtek Business Services, Inc. (a)	5,503	2,586
Online Resources Corp. (a)	30,274	165,599
Perot Systems Corp. Class A (a)	114,000	1,898,100
PFSweb, Inc. (a)(c)	2,844	4,636
Rainmaker Systems, Inc. (a)	15,480	21,517
RightNow Technologies, Inc. (a)	39,725	499,741
SAIC, Inc. (a)	279,000	5,158,710
Sapient Corp. (a)	123,951	908,561
SRA International, Inc. Class A (a)	47,647	946,746
StarTek, Inc. (a)	12,312	95,172
Storage Engine, Inc. (a)	500	0
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc.	30,000	$ 1,202,100
TechTeam Global, Inc. (a)	6,114	44,571
Teletech Holdings, Inc. (a)	47,000	801,820
The Management Network Group, Inc. (a)	14,649	7,207
TNS, Inc. (a)	41,336	1,073,083
TSR, Inc.	4,079	9,178
Unisys Corp. (a)(c)	471,040	1,149,338
VeriFone Holdings, Inc. (a)	94,228	1,087,391
Virtusa Corp. (a)	19,000	191,140
Visa, Inc. Class A	583,535	41,489,339
WidePoint Corp. (a)	5,600	3,416
Wilhelmina International, Inc. (a)	5,500	732
WPCS International, Inc. (a)	8,000	27,120
Wright Express Corp. (a)	50,750	1,599,640
		103,766,238
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	78,618	1,964,664
Semiconductors & Semiconductor Equipment - 3.2%
Actel Corp. (a)	58,521	636,708
Advanced Analogic Technologies, Inc. (a)	65,170	293,917
Advanced Energy Industries, Inc. (a)	54,478	569,840
AEHR Test Systems (a)	9,000	7,730
Aetrium, Inc. (a)	100	215
Amkor Technology, Inc. (a)(c)	159,226	882,112
Amtech Systems, Inc. (a)	4,491	22,096
ANADIGICS, Inc. (a)	82,743	318,561
Applied Micro Circuits Corp. (a)	89,039	706,970
Atheros Communications, Inc. (a)(c)	79,303	2,191,935
Atmel Corp. (a)	529,344	2,186,191
ATMI, Inc. (a)	47,043	799,261
AuthenTec, Inc. (a)	20,883	59,517
Axcelis Technologies, Inc. (a)	97,665	72,370
AXT, Inc. (a)	32,208	56,364
Brooks Automation, Inc. (a)	108,503	705,270
Cabot Microelectronics Corp. (a)	33,552	1,159,222
California Micro Devices Corp. (a)	27,193	78,588
Cavium Networks, Inc. (a)	56,704	1,151,658
Ceva, Inc. (a)	31,474	274,139
Cirrus Logic, Inc. (a)	103,442	513,072
Cohu, Inc.	47,363	562,199
Conexant Systems, Inc. (a)	100,115	273,314
Cree, Inc. (a)	105,319	3,879,952
Cymer, Inc. (a)	36,276	1,276,190
Cypress Semiconductor Corp. (a)(c)	199,925	2,023,241
Diodes, Inc. (a)	43,903	889,914
DSP Group, Inc. (a)	40,671	321,301
Entegris, Inc. (a)	156,901	627,604
Entropic Communications, Inc. (a)	55,907	171,075
Exar Corp. (a)	65,969	495,427

	Shares	Value
Fairchild Semiconductor International, Inc. (a)	173,940	$ 1,749,836
FEI Co. (a)	53,494	1,265,668
FormFactor, Inc. (a)	67,063	1,471,362
FSI International, Inc. (a)	31,373	26,670
Hittite Microwave Corp. (a)	29,676	1,021,448
Ikanos Communications, Inc. (a)	35,716	61,074
Integrated Device Technology, Inc. (a)	232,911	1,590,782
Integrated Silicon Solution, Inc. (a)	27,319	99,168
International Rectifier Corp. (a)	83,616	1,569,472
Intersil Corp. Class A	163,892	2,425,602
IXYS Corp.	55,002	374,014
Kopin Corp. (a)	85,198	328,012
Kulicke & Soffa Industries, Inc. (a)	100,191	527,005
Lam Research Corp. (a)(c)	164,387	5,046,681
Lattice Semiconductor Corp. (a)	185,120	455,395
Leadis Technology, Inc. (a)	36,160	28,928
Logic Devices, Inc. (a)	8,982	9,072
LTX-Credence Corp. (a)	170,476	170,476
Marvell Technology Group Ltd. (a)(c)	647,850	9,879,713
Mattson Technology, Inc. (a)	59,441	98,078
Maxim Integrated Products, Inc.	405,546	7,616,154
Micrel, Inc.	61,893	480,909
Microsemi Corp. (a)	100,813	1,422,471
Microtune, Inc. (a)	62,874	124,491
Mindspeed Technologies, Inc. (a)	14,694	33,062
MIPS Technologies, Inc. (a)	61,059	214,317
MKS Instruments, Inc. (a)	58,782	1,083,352
Monolithic Power Systems, Inc. (a)	48,944	1,102,708
MoSys, Inc. (a)	21,647	53,685
Nanometrics, Inc. (a)	3,555	22,823
Netlogic Microsystems, Inc. (a)(c)	25,992	1,141,309
NVE Corp. (a)	8,431	448,529
Omnivision Technologies, Inc. (a)	78,325	1,145,895
ON Semiconductor Corp. (a)	556,431	4,490,398
PDF Solutions, Inc. (a)	29,912	80,463
Pericom Semiconductor Corp. (a)	43,926	378,203
Photronics, Inc. (a)	45,499	207,475
Pixelworks, Inc. (a)	8,415	29,032
PLX Technology, Inc. (a)	37,123	127,332
PMC-Sierra, Inc. (a)(c)	281,824	2,558,962
Power Integrations, Inc.	36,757	1,203,792
QuickLogic Corp. (a)	5,545	6,488
Rambus, Inc. (a)(c)	144,770	2,765,107
Ramtron International Corp. (a)	4,828	7,966
RF Micro Devices, Inc. (a)	324,615	1,525,691
Rubicon Technology, Inc. (a)(c)	18,140	222,034
Rudolph Technologies, Inc. (a)	38,778	248,955
Semitool, Inc. (a)	27,663	181,746
Semtech Corp. (a)(c)	77,161	1,409,731
Sigma Designs, Inc. (a)(c)	42,044	594,082
Silicon Image, Inc. (a)	164,044	498,694
Silicon Laboratories, Inc. (a)(c)	55,862	2,516,024
Silicon Storage Technology, Inc. (a)	124,888	228,545
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Skyworks Solutions, Inc. (a)(c)	221,960	$ 2,585,834
Standard Microsystems Corp. (a)	33,263	774,363
Supertex, Inc. (a)	24,258	626,827
Techwell, Inc. (a)	29,794	266,954
Tegal Corp. (a)	888	1,003
Tessera Technologies, Inc. (a)	68,779	1,728,416
Transwitch Corp. (a)	179,990	106,554
Trident Microsystems, Inc. (a)	126,386	304,590
TriQuint Semiconductor, Inc. (a)	201,875	1,477,725
Ultra Clean Holdings, Inc. (a)	19,832	69,015
Ultratech, Inc. (a)	41,510	449,553
Varian Semiconductor Equipment Associates, Inc. (a)	94,701	2,895,010
Veeco Instruments, Inc. (a)	49,100	1,054,668
Virage Logic Corp. (a)	6,362	30,538
Volterra Semiconductor Corp. (a)	50,440	893,292
White Electronic Designs Corp. (a)	5,571	23,064
Zilog, Inc. (a)	8,368	21,924
Zoran Corp. (a)	74,018	817,899
		99,702,063
Software - 2.9%
Access Integrated Technologies, Inc. Class A (a)	30,643	30,030
ACI Worldwide, Inc. (a)(c)	49,434	670,325
Activision Blizzard, Inc. (a)	786,982	9,136,861
Actuate Corp. (a)	51,793	291,077
Adept Technology, Inc. (a)	1,291	3,331
Advent Software, Inc. (a)(c)	24,913	963,884
American Software, Inc. Class A	22,733	143,218
ANSYS, Inc. (a)(c)	112,257	3,944,711
ArcSight, Inc. (a)	33,534	648,883
Ariba, Inc. (a)(c)	119,471	1,369,138
Authentidate Holding Corp. (a)	8,307	9,802
Avatech Solutions, Inc. (a)	735	368
Bitstream, Inc. Class A (a)	3,682	18,705
Blackbaud, Inc.	61,533	1,185,126
Blackboard, Inc. (a)(c)	39,222	1,349,629
Bottomline Technologies, Inc. (a)	31,276	378,440
BSQUARE Corp. (a)	2,830	6,283
Cadence Design Systems, Inc. (a)	353,525	2,216,602
Callidus Software, Inc. (a)	15,599	42,585
Chordiant Software, Inc. (a)	32,427	126,790
CommVault Systems, Inc. (a)	55,698	1,018,716
Concur Technologies, Inc. (a)(c)	60,405	2,135,921
Convera Corp. Class A (a)	32,212	7,087
Datawatch Corp. (a)	3,120	8,268
Deltek, Inc. (a)	12,830	92,248
DemandTec, Inc. (a)	21,979	186,162
Double-Take Software, Inc. (a)	31,281	274,647
Dynamics Research Corp. (a)	8,139	112,155
ebix.com, Inc. (a)(c)	15,604	770,213

	Shares	Value
Epicor Software Corp. (a)(c)	81,882	$ 515,857
EPIQ Systems, Inc. (a)	39,988	599,420
Evolving Systems, Inc. (a)	1,942	11,225
FactSet Research Systems, Inc.	57,000	3,137,280
Fair Isaac Corp. (c)	61,000	1,360,300
FalconStor Software, Inc. (a)	67,338	340,730
Fonix Corp. (a)	1	0
Glu Mobile, Inc. (a)	12,704	17,023
GSE Systems, Inc. (a)	8,317	54,643
Guardian Technologies International (a)	560	140
Guidance Software, Inc. (a)	15,000	64,200
i2 Technologies, Inc. (a)(c)	26,318	394,770
Informatica Corp. (a)(c)	120,288	2,156,764
Interactive Intelligence, Inc. (a)	21,678	373,295
Jack Henry & Associates, Inc.	111,313	2,594,706
JDA Software Group, Inc. (a)	46,216	893,817
Kenexa Corp. (a)	28,062	344,040
Lawson Software, Inc. (a)	166,626	1,026,416
Magma Design Automation, Inc. (a)(c)	41,993	60,050
Majesco Entertainment Co. (a)	22,569	36,787
Manhattan Associates, Inc. (a)	37,298	665,023
Mentor Graphics Corp. (a)	126,697	1,118,735
MICROS Systems, Inc. (a)	106,069	2,956,143
MicroStrategy, Inc. Class A (a)	13,888	857,584
Monotype Imaging Holdings, Inc. (a)	25,273	206,986
MSC.Software Corp. (a)	68,656	520,412
NetScout Systems, Inc. (a)	49,890	571,739
NetSol Technologies, Inc. (a)	880	823
NetSuite, Inc. (a)(c)	33,039	452,965
Nuance Communications, Inc. (a)(c)	284,889	3,512,681
OpenTV Corp. Class A (a)	131,423	168,221
Opnet Technologies, Inc.	18,393	173,998
Parametric Technology Corp. (a)	141,825	1,886,273
Peerless Systems Corp. (a)	6,456	14,203
Pegasystems, Inc.	21,124	647,028
Pervasive Software, Inc. (a)	3,743	17,966
Phoenix Technologies Ltd. (a)	46,387	168,385
Plato Learning, Inc. (a)	26,002	114,669
Progress Software Corp. (a)(c)	48,889	1,089,247
PROS Holdings, Inc. (a)	20,929	169,106
QAD, Inc.	28,833	117,639
Quest Software, Inc. (a)	73,487	1,211,801
Radiant Systems, Inc. (a)	41,420	444,022
Renaissance Learning, Inc.	9,747	96,593
Rosetta Stone, Inc. (c)	9,814	216,399
Rovi Corp. (a)	108,788	3,311,507
S1 Corp. (a)	83,563	525,611
Salary.com, Inc. (a)	11,000	31,350
Scientific Learning Corp. (a)	3,264	10,020
Simulations Plus, Inc. (a)	24,000	43,200
Smith Micro Software, Inc. (a)(c)	42,258	488,080
SolarWinds, Inc. (c)	13,784	257,209
Solera Holdings, Inc.	92,496	2,436,345
Sonic Foundry, Inc. (a)	10,711	6,427
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Sonic Solutions, Inc. (a)(c)	36,717	$ 194,967
SonicWALL, Inc. (a)	89,081	667,217
Sourcefire, Inc. (a)	38,817	737,523
SourceForge, Inc. (a)	41,920	55,334
SPSS, Inc. (a)	26,225	1,306,005
SRS Labs, Inc. (a)	22,831	165,296
StorageNetworks, Inc. (a)	29,377	0
SuccessFactors, Inc. (a)	39,424	467,963
Sybase, Inc. (a)(c)	107,500	3,746,375
Symyx Technologies, Inc. (a)	49,606	306,565
Synchronoss Technologies, Inc. (a)	42,266	449,288
Synopsys, Inc. (a)	177,000	3,757,710
Take-Two Interactive Software, Inc. (c)	102,563	1,076,912
Taleo Corp. Class A (a)	47,301	855,675
TeleCommunication Systems, Inc. Class A (a)	68,460	516,188
THQ, Inc. (a)	109,033	600,772
TIBCO Software, Inc. (a)	227,656	2,019,309
TiVo, Inc. (a)	143,091	1,403,723
Tyler Technologies, Inc. (a)	50,169	764,074
Ultimate Software Group, Inc. (a)(c)	35,868	945,839
Unica Corp. (a)	7,764	55,435
Vasco Data Security International, Inc. (a)	67,733	586,568
Veramark Technologies, Inc. (a)	1,700	680
Versant Corp. (a)	6,415	97,572
VirnetX Holding Corp. (a)(c)	25,635	79,981
VMware, Inc. Class A (a)(c)	50,093	1,774,795
Websense, Inc. (a)	53,416	809,787
		89,072,611
TOTAL INFORMATION TECHNOLOGY		460,723,165
MATERIALS - 5.4%
Chemicals - 2.6%
A. Schulman, Inc.	46,103	926,209
ADA-ES, Inc. (a)	6,212	25,221
Airgas, Inc.	95,127	4,423,406
Albemarle Corp.	124,615	4,016,341
Altair Nanotechnologies, Inc. (a)(c)	91,411	84,098
American Pacific Corp. (a)	6,762	55,246
American Vanguard Corp. (c)	41,080	359,861
Arch Chemicals, Inc.	33,956	992,194
Ashland, Inc.	89,385	3,278,642
Balchem Corp.	32,359	805,739
Cabot Corp.	64,258	1,271,666
Calgon Carbon Corp. (a)	74,199	1,061,046
Celanese Corp. Class A	193,125	4,918,894
Cytec Industries, Inc.	59,000	1,704,510
Ferro Corp. (c)	63,600	501,168
Flotek Industries, Inc. (a)(c)	40,256	65,617
GenTek, Inc. (a)	17,509	480,272

	Shares	Value
Georgia Gulf Corp. (a)(c)	1,353	$ 40,604
H.B. Fuller Co.	63,242	1,248,397
Hawkins, Inc.	5,284	112,285
Huntsman Corp.	250,896	2,155,197
ICO, Inc. (a)	43,132	176,841
Innophos Holdings, Inc.	22,473	429,010
Intrepid Potash, Inc. (a)(c)	55,000	1,291,950
KMG Chemicals, Inc.	10,001	98,610
Koppers Holdings, Inc.	31,587	862,325
Kronos Worldwide, Inc. (c)	4,133	34,759
Landec Corp. (a)	40,274	246,074
LSB Industries, Inc. (a)	28,785	444,440
Lubrizol Corp.	88,000	5,607,360
Material Sciences Corp. (a)	8,000	14,400
Minerals Technologies, Inc.	23,164	1,038,674
Nalco Holding Co.	178,257	3,190,800
Nanophase Technologies Corp. (a)	5,146	4,734
NewMarket Corp.	15,561	1,293,430
NL Industries, Inc.	9,181	62,982
Olin Corp.	86,692	1,451,224
OM Group, Inc. (a)	40,766	1,109,243
OMNOVA Solutions, Inc. (a)	52,546	248,017
Penford Corp.	22,005	141,712
PolyOne Corp. (a)	150,788	769,019
Quaker Chemical Corp.	22,398	464,087
Rockwood Holdings, Inc. (a)	70,229	1,430,565
RPM International, Inc.	174,501	2,840,876
Senomyx, Inc. (a)	31,175	120,336
Sensient Technologies Corp.	69,030	1,799,612
Solutia, Inc. (a)	152,000	1,858,960
Spartech Corp.	50,908	587,478
Stepan Co.	13,590	734,675
Terra Industries, Inc.	130,206	4,050,709
Terra Nitrogen Co. LP	9,500	990,090
The Mosaic Co.	203,195	9,848,862
The Scotts Miracle-Gro Co. Class A	55,700	2,266,433
Valhi, Inc. (c)	8,061	73,033
Valspar Corp.	119,644	3,204,066
W.R. Grace & Co. (a)	85,746	1,434,531
Westlake Chemical Corp.	26,283	631,843
Zep, Inc.	37,180	594,136
Zoltek Companies, Inc. (a)(c)	60,096	560,095
		80,532,604
Construction Materials - 0.3%
Axion International Holdings, Inc. (a)	14	20
Eagle Materials, Inc.	55,000	1,448,150
Headwaters, Inc. (a)(c)	93,357	358,491
Martin Marietta Materials, Inc.	58,000	5,079,640
Texas Industries, Inc. (c)	30,000	1,192,800
U.S. Concrete, Inc. (a)	45,634	70,733
		8,149,834
Containers & Packaging - 0.8%
AEP Industries, Inc. (a)	9,338	357,739
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Aptargroup, Inc.	82,500	$ 2,836,350
Boise, Inc. (a)	44,471	193,894
BWAY Holding Co. (a)	12,282	190,371
Crown Holdings, Inc. (a)	210,296	5,221,650
Graphic Packaging Holding Co. (a)	111,482	237,457
Greif, Inc. Class A (c)	44,390	2,199,081
MOD-PAC Corp. (sub. vtg.) (a)	1,684	4,159
Myers Industries, Inc.	34,334	351,924
Packaging Corp. of America	134,000	2,728,240
Rock-Tenn Co. Class A	49,000	2,513,210
Silgan Holdings, Inc.	39,777	1,933,958
Sonoco Products Co.	132,000	3,424,080
Temple-Inland, Inc.	117,000	1,978,470
		24,170,583
Metals & Mining - 1.4%
A.M. Castle & Co.	28,298	311,561
Allied Nevada Gold Corp. (a)(c)	68,155	551,374
Amcol International Corp.	39,547	875,571
Brush Engineered Materials, Inc. (a)	36,496	809,481
Carpenter Technology Corp.	59,391	1,265,622
Century Aluminum Co. (a)	96,846	990,735
Cliffs Natural Resources, Inc.	169,184	4,282,047
Coeur d'Alene Mines Corp. (a)(c)	90,000	1,362,600
Commercial Metals Co.	147,000	2,488,710
Compass Minerals International, Inc.	43,663	2,321,998
Friedman Industries	7,344	42,742
General Moly, Inc. (a)(c)	104,810	287,179
Haynes International, Inc. (a)	12,635	342,535
Hecla Mining Co. (a)(c)	276,469	823,878
Horsehead Holding Corp. (a)	64,775	725,480
Kaiser Aluminum Corp.	23,663	765,025
Metalline Mining Co. (a)	25,343	7,856
Mines Management, Inc. (a)	11,916	21,449
Olympic Steel, Inc.	10,769	290,009
Reliance Steel & Aluminum Co.	85,006	3,140,122
Rock of Ages Corp. Class A (a)	600	1,686
Royal Gold, Inc.	58,205	2,309,574
RTI International Metals, Inc. (a)	40,600	780,332
Schnitzer Steel Industries, Inc. Class A	27,457	1,482,953
Southern Copper Corp. (c)	289,241	8,173,951
Steel Dynamics, Inc.	278,167	4,603,664
Stillwater Mining Co. (a)	71,502	458,328
Synalloy Corp.	7,000	70,000
Universal Stainless & Alloy Products, Inc. (a)	10,258	183,721
US Energy Corp. (a)	20,737	53,709
US Gold Corp. (a)(c)	116,946	326,279
Vista Gold Corp. (a)	32,930	59,933

	Shares	Value
Walter Energy, Inc.	71,484	$ 3,710,734
Worthington Industries, Inc.	84,548	1,113,497
		45,034,335
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	67,813	683,555
Clearwater Paper Corp. (a)	15,000	692,250
Deltic Timber Corp.	14,968	764,565
Domtar Corp. (a)(c)	53,000	1,877,790
Glatfelter	61,700	643,531
Kapstone Paper & Packaging Corp. (a)	22,000	151,140
Louisiana-Pacific Corp. (a)	135,528	1,020,526
Neenah Paper, Inc.	24,499	278,064
Schweitzer-Mauduit International, Inc.	28,287	1,391,155
Verso Paper Corp.	10,000	26,600
Wausau-Mosinee Paper Corp.	63,737	615,699
		8,144,875
TOTAL MATERIALS		166,032,231
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
8X8, Inc. (a)	9,978	9,180
AboveNet, Inc. (a)(c)	10,991	1,006,886
Alaska Communication Systems Group, Inc.	97,958	780,725
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	62,830
Atlantic Tele-Network, Inc.	15,538	742,716
Cbeyond, Inc. (a)(c)	42,167	605,518
Cincinnati Bell, Inc. (a)	267,471	890,678
Clearwire Corp. Class A (a)(c)	114,753	879,008
Cogent Communications Group, Inc. (a)(c)	70,990	685,054
Consolidated Communications Holdings, Inc.	52,713	743,253
D&E Communications, Inc.	15,104	157,535
FairPoint Communications, Inc. (c)	109,733	88,884
Fibernet Telecom Group, Inc. (a)(c)	17,000	193,120
General Communications, Inc. Class A (a)	51,018	340,290
Global Crossing Ltd. (a)	42,058	472,732
HickoryTech Corp.	10,207	88,801
iBasis, Inc. (a)	25,502	57,380
IDT Corp. Class B (a)	25,559	65,687
Iowa Telecommunication Services, Inc. (c)	65,587	748,348
Level 3 Communications, Inc. (a)(c)	1,955,099	2,346,119
Neutral Tandem, Inc. (a)	30,233	756,127
PAETEC Holding Corp. (a)	162,769	455,753
Pervasip Corp. (a)	14,200	2,130
Premiere Global Services, Inc. (a)	77,547	725,840
SureWest Communications (a)	18,890	239,336
tw telecom, inc. (a)(c)	192,521	2,204,365
Vonage Holdings Corp. (a)(c)	38,962	55,716
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Warwick Valley Telephone Co.	842	$ 9,902
XETA Technologies, Inc. (a)	3,181	7,316
		15,421,229
Wireless Telecommunication Services - 0.9%
Centennial Communications Corp. Class A (a)	94,423	714,782
Crown Castle International Corp. (a)	324,863	8,725,820
FiberTower Corp. (a)	94,661	61,530
ICO Global Communications Holdings Ltd. Class A (a)	94,000	65,800
IPCS, Inc. (a)	32,391	511,454
Leap Wireless International, Inc. (a)(c)	73,766	1,216,401
NII Holdings, Inc. (a)	221,151	5,243,490
NTELOS Holdings Corp.	51,538	835,431
SBA Communications Corp. Class A (a)(c)	151,212	3,645,721
Shenandoah Telecommunications Co. (c)	32,110	553,898
SkyTerra Communications, Inc. (a)	1,881	6,019
Syniverse Holdings, Inc. (a)	83,527	1,492,627
Telephone & Data Systems, Inc.	128,133	3,378,867
Terrestar Corp. (a)	63,700	78,988
U.S. Cellular Corp. (a)	18,932	691,207
USA Mobility, Inc.	52,626	669,929
Virgin Mobile USA, Inc. Class A (a)	38,688	182,220
		28,074,184
TOTAL TELECOMMUNICATION SERVICES		43,495,413
UTILITIES - 4.3%
Electric Utilities - 1.1%
Allete, Inc.	50,452	1,705,782
Brookfield Infrastructure Partners LP	10,000	151,600
Central Vermont Public Service Corp.	30,326	554,966
Cleco Corp.	88,601	2,163,636
DPL, Inc.	152,624	3,780,496
El Paso Electric Co. (a)	64,047	1,084,956
Empire District Electric Co.	61,866	1,122,868
EnerNOC, Inc. (a)(c)	17,971	484,139
Great Plains Energy, Inc.	180,258	3,158,120
Hawaiian Electric Industries, Inc.	127,143	2,212,288
IDACORP, Inc.	62,099	1,768,580
ITC Holdings Corp.	65,830	3,066,361
MGE Energy, Inc.	35,052	1,241,892
NV Energy, Inc.	303,789	3,663,695
PNM Resources, Inc.	110,000	1,284,800
Portland General Electric Co.	85,921	1,677,178
UIL Holdings Corp.	49,632	1,287,454
Unisource Energy Corp.	50,542	1,477,848

	Shares	Value
Unitil Corp.	4,839	$ 105,587
Westar Energy, Inc.	148,429	3,045,763
		35,038,009
Gas Utilities - 1.3%
AGL Resources, Inc.	117,396	3,943,332
Amerigas Partners LP	41,000	1,417,370
Atmos Energy Corp.	127,710	3,478,820
Chesapeake Utilities Corp.	18,056	556,125
Delta Natural Gas Co., Inc.	2,782	72,276
Energen Corp.	97,000	4,073,030
Ferrellgas Partners LP	53,000	1,099,750
Laclede Group, Inc.	34,776	1,132,307
National Fuel Gas Co. New Jersey (c)	95,000	4,245,550
New Jersey Resources Corp.	54,440	2,000,670
Northwest Natural Gas Co.	34,500	1,452,450
ONEOK, Inc.	136,000	4,607,680
Piedmont Natural Gas Co., Inc.	90,000	2,161,800
South Jersey Industries, Inc.	41,186	1,427,095
Southwest Gas Corp.	58,000	1,412,300
Star Gas Partners LP	75,420	279,054
Suburban Propane Partners LP	42,000	1,703,940
UGI Corp.	143,500	3,660,685
WGL Holdings, Inc.	67,500	2,227,500
		40,951,734
Independent Power Producers & Energy Traders - 0.8%
Black Hills Corp.	61,184	1,565,087
Calpine Corp. (a)(c)	494,839	5,819,307
Environmental Power Corp. (a)	10,176	5,393
Mirant Corp. (a)(c)	190,000	3,201,500
NRG Energy, Inc. (a)	352,834	9,473,593
Ormat Technologies, Inc.	21,901	789,750
RRI Energy, Inc. (a)	466,299	2,769,816
		23,624,446
Multi-Utilities - 0.8%
Alliant Energy Corp.	152,057	4,005,181
Avista Corp.	77,770	1,518,070
CH Energy Group, Inc.	27,000	1,235,520
Florida Public Utilities Co.	5,845	73,647
MDU Resources Group, Inc.	232,374	4,510,379
NorthWestern Energy Corp.	50,000	1,199,500
NSTAR	135,295	4,280,734
OGE Energy Corp.	125,000	3,910,000
Vectren Corp.	109,546	2,535,990
		23,269,021
Water Utilities - 0.3%
American States Water Co.	33,721	1,113,467
American Water Works Co., Inc.	123,947	2,491,335
Aqua America, Inc. (c)	175,000	2,948,750
Artesian Resources Corp. Class A	3,763	66,530
Cadiz, Inc. (a)(c)	14,433	174,928
California Water Service Group	27,516	1,024,146
Connecticut Water Service, Inc.	10,523	232,979
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Middlesex Water Co.	18,279	$ 278,206
Pure Cycle Corp. (a)	23,077	75,000
SJW Corp.	19,071	420,897
Southwest Water Co.	32,857	147,857
York Water Co.	12,649	202,763
		9,176,858
TOTAL UTILITIES		132,060,068
TOTAL COMMON STOCKS (Cost $3,482,376,720)		3,009,390,034
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.37% to 0.5% 11/19/09 to 12/17/09 (d) (Cost $7,690,575)	$ 7,700,000	7,696,821
Money Market Funds - 19.8%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	38,625,529	38,625,529
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	570,554,608	570,554,608
TOTAL MONEY MARKET FUNDS (Cost $609,180,137)		609,180,137
TOTAL INVESTMENT PORTFOLIO - 117.8% (Cost $4,099,247,432)		3,626,266,992
NET OTHER ASSETS - (17.8)%		(546,657,309)
NET ASSETS - 100%		$ 3,079,609,683
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
184 CME E-mini S&P 500 Index Contracts	Sept. 2009	$ 9,381,240	$ 29,285
281 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2009	18,377,400	(11,669)

	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
553 NYFE Russell 2000 Mini Index Contracts	Sept. 2009	$ 31,615,010	$ (97,602)
TOTAL EQUITY INDEX CONTRACTS		$ 59,373,650	$ (79,986)

The face value of futures purchased as a percentage of net assets - 1.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Energy Transfer Equity LP and pay monthly a floating rate based on 1-month LIBOR plus 200 basis points with JPMorgan Chase, Inc.	Oct. 2009	$ 2,525,880	$ (226,172)
Receive monthly a return equal to Energy Transfer Partners LP and pay monthly a floating rate based on 1-month LIBOR plus 200 basis points with JPMorgan Chase, Inc.	Oct. 2009	2,582,500	(308,025)
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 100 basis points with JPMorgan Chase, Inc.	Oct. 2009	7,385,310	(133,532)
		$ 12,493,690	$ (667,729)
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,298,555.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Lantronix, Inc. warrants 2/9/11	4/1/08	$ 31
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,709
Fidelity Securities Lending Cash Central Fund	2,396,977
Total	$ 2,542,686
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 417,329,566	$ 417,329,566	$ -	$ -
Consumer Staples	99,896,649	99,896,649	-	-
Energy	263,670,622	263,670,622	-	-
Financials	714,512,067	714,512,015	-	52
Health Care	329,889,198	329,889,198	-	-
Industrials	381,781,055	381,781,055	-	-
Information Technology	460,723,165	460,723,164	1	-
Materials	166,032,231	166,032,231	-	-
Telecommunication Services	43,495,413	43,495,413	-	-
Utilities	132,060,068	132,060,068	-	-
Money Market Funds	609,180,137	609,180,137	-	-
U.S. Government and Government Agency Obligations	7,696,821	-	7,696,821	-
Total Investments in Securities	$ 3,626,266,992	$ 3,618,570,118	$ 7,696,822	$ 52
Derivative Instruments:
Assets
Futures Contracts	$ 29,285	$ 29,285	$ -	$ -
Liabilities
Futures Contracts	$ (109,271)	$ (109,271)	$ -	$ -
Swap Agreements	(667,729)	-	(667,729)	-
Total Liabilities	$ (777,000)	$ (109,271)	$ (667,729)	$ -
Total Derivative Instruments	$ (747,715)	$ (79,986)	$ (667,729)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5)
Cost of Purchases	57
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 52
The changes in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009.	$ (5)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 29,285	$ (109,271)
Swap Agreements (b)	-	(667,729)
Total Equity Risk	29,285	(777,000)
Total Value of Derivatives	$ 29,285	$ (777,000)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $51,975,252 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $545,756,573) - See accompanying schedule: Unaffiliated issuers (cost $3,490,067,295)	$ 3,017,086,855
Fidelity Central Funds (cost $609,180,137)	609,180,137
Total Investments (cost $4,099,247,432)		$ 3,626,266,992
Receivable for investments sold		26,693,395
Receivable for fund shares sold		3,536,295
Dividends receivable		2,426,842
Distributions receivable from Fidelity Central Funds		407,264
Other receivables		6,918
Total assets		3,659,337,706

Liabilities
Payable to custodian bank	$ 2,005
Payable for investments purchased	2,279,170
Payable for fund shares redeemed	5,606,740
Unrealized depreciation on swap agreements	667,729
Accrued management fee	177,681
Payable for daily variation on futures contracts	383,190
Other affiliated payables	56,900
Collateral on securities loaned, at value	570,554,608
Total liabilities		579,728,023

Net Assets		$ 3,079,609,683
Net Assets consist of:
Paid in capital		$ 3,567,721,469
Undistributed net investment income		12,394,591
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,777,932)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(473,728,445)
Net Assets		$ 3,079,609,683
Investor Class: Net Asset Value, offering price and redemption price per share ($2,294,533,758 ÷ 82,728,076 shares)		$ 27.74

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($785,075,925 ÷ 28,302,256 shares)		$ 27.74

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 19,706,173
Interest		36,106
Income from Fidelity Central Funds (including $2,396,977 from security lending)		2,542,686
Total income		22,284,965

Expenses
Management fee	$ 886,672
Transfer agent fees	285,562
Independent trustees' compensation	9,138
Miscellaneous	3,752
Total expenses before reductions	1,185,124
Expense reductions	(636)	1,184,488
Net investment income (loss)		21,100,477
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,599,190)
Foreign currency transactions	59
Futures contracts	13,386,864
Swap agreements	2,737,057
Total net realized gain (loss)		5,524,790
Change in net unrealized appreciation (depreciation) on: Investment securities	917,978,140
Assets and liabilities in foreign currencies	104
Futures contracts	10,639,617
Swap agreements	(873,300)
Total change in net unrealized appreciation (depreciation)		927,744,561
Net gain (loss)		933,269,351
Net increase (decrease) in net assets resulting from operations		$ 954,369,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,100,477	$ 47,765,493
Net realized gain (loss)	5,524,790	(17,781,366)
Change in net unrealized appreciation (depreciation)	927,744,561	(1,507,354,943)
Net increase (decrease) in net assets resulting from operations	954,369,828	(1,477,370,816)
Distributions to shareholders from net investment income	(1,113,960)	(41,330,653)
Distributions to shareholders from net realized gain	-	(69,978,302)
Total distributions	(1,113,960)	(111,308,955)
Share transactions - net increase (decrease)	200,951,181	426,064,062
Redemption fees	192,283	445,491
Total increase (decrease) in net assets	1,154,399,332	(1,162,170,218)

Net Assets
Beginning of period	1,925,210,351	3,087,380,569
End of period (including undistributed net investment income of $12,394,591 and distributions in excess of net investment income of $7,591,926, respectively)	$ 3,079,609,683	$ 1,925,210,351

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 35.15	$ 39.63	$ 36.65	$ 31.47	$ 28.76
Income from Investment Operations
Net investment income (loss) D	.20	.50	.56	.51	.43	.28 J
Net realized and unrealized gain (loss)	8.82	(15.73)	(2.73)	3.98	5.19	2.64
Total from investment operations	9.02	(15.23)	(2.17)	4.49	5.62	2.92
Distributions from net investment income	(.01)	(.43)	(.46)	(.44)	(.34)	(.22)
Distributions from net realized gain	-	(.76)	(1.85)	(1.07)	(.10)	-
Total distributions	(.01)	(1.19)	(2.31)	(1.51)	(.44)	(.22)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 27.74	$ 18.73	$ 35.15	$ 39.63	$ 36.65	$ 31.47
Total Return B,C	48.17%	(44.26)%	(6.02)%	12.46%	17.94%	10.20%
Ratios to Average Net Assets E,G
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.43%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.23%
Expenses net of all reductions	.10% A	.10%	.09%	.09%	.10%	.23%
Net investment income (loss)	1.66% A	1.71%	1.41%	1.36%	1.30%	.96% J
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,294,534	$ 1,446,984	$ 2,162,049	$ 2,082,399	$ 1,499,848	$ 1,461,307
Portfolio turnover rate F	13% A	16%	17%	16%	13%	17%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.01 per share and .03%, respectively. The change in estimate has no impact on total net assets or total return of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 35.15	$ 39.64	$ 36.66	$ 32.60
Income from Investment Operations
Net investment income (loss) D	.20	.52	.57	.52	.17
Net realized and unrealized gain (loss)	8.82	(15.74)	(2.74)	3.98	4.28
Total from investment operations	9.02	(15.22)	(2.17)	4.50	4.45
Distributions from net investment income	(.01)	(.44)	(.47)	(.45)	(.29)
Distributions from net realized gain	-	(.76)	(1.85)	(1.07)	(.10)
Total distributions	(.01)	(1.20)	(2.32)	(1.52)	(.39)
Redemption fees added to paid in capital D,J	-	-	-	-	-
Net asset value, end of period	$ 27.74	$ 18.73	$ 35.15	$ 39.64	$ 36.66
Total Return B,C	48.18%	(44.25)%	(6.01)%	12.49%	13.71%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07% A
Net investment income (loss)	1.69% A	1.74%	1.44%	1.39%	1.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 785,076	$ 478,227	$ 925,331	$ 951,498	$ 631,500
Portfolio turnover rate F	13% A	16%	17%	16%	13%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.9	1.3
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.7	1.8
Nestle SA (Reg.) (Switzerland, Food Products)	1.6	2.0
Banco Santander SA (Spain, Commercial Banks)	1.3	0.8
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.3	1.6
Toyota Motor Corp. (Japan, Automobiles)	1.2	1.4
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.2	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.2	1.2
Telefonica SA (Spain, Diversified Telecommunication Services)	1.1	1.2
BHP Billiton Ltd. (Australia, Metals & Mining)	1.1	1.0
	13.6
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	18.7
Industrials	10.9	11.1
Consumer Discretionary	9.5	9.2
Consumer Staples	9.5	11.0
Materials	8.9	7.5
Health Care	7.9	9.3
Energy	8.0	9.1
Utilities	6.2	7.9
Telecommunication Services	6.2	7.1
Information Technology	5.1	4.9
Geographic Diversification (% of fund's net assets)
As of August 31, 2009
Japan	22.8%
United Kingdom	21.1%
France	10.0%
Germany	7.9%
Australia	7.7%
Switzerland	7.6%
Spain	4.6%
Italy	3.5%
Netherlands	2.6%
Other	12.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 28, 2009
Japan	25.5%
United Kingdom	21.2%
France	9.8%
Switzerland	7.8%
Germany	7.5%
Australia	6.3%
Spain	4.2%
Italy	3.3%
Netherlands	2.5%
Other	11.9%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 7.6%
AGL Energy Ltd.	308,447	$ 3,640,871
Alumina Ltd.	1,548,184	2,186,142
Amcor Ltd.	867,250	4,231,160
AMP Ltd.	1,381,814	7,430,978
Aristocrat Leisure Ltd. (c)	262,752	1,026,425
Arrow Energy Ltd. (a)	410,951	1,594,931
Asciano Group unit (a)	1,907,056	2,563,893
ASX Ltd.	116,275	3,254,270
Australia & New Zealand Banking Group Ltd.	1,572,776	28,312,735
AXA Asia Pacific Holdings Ltd.	709,238	2,578,694
Bendigo & Adelaide Bank Ltd.	218,745	1,535,167
BHP Billiton Ltd.	2,262,694	70,406,530
Billabong International Ltd.	123,813	1,099,246
BlueScope Steel Ltd.	1,224,711	2,961,686
Boral Ltd.	373,710	1,829,585
Brambles Ltd.	956,113	6,006,719
Caltex Australia Ltd.	89,246	933,464
CFS Retail Property Trust	1,240,758	1,993,334
Coca-Cola Amatil Ltd.	379,952	3,183,770
Cochlear Ltd.	36,639	1,743,251
Commonwealth Bank of Australia	1,024,382	39,843,645
Computershare Ltd.	320,884	2,743,080
Crown Ltd.	340,600	2,278,035
CSL Ltd.	404,740	11,023,161
CSR Ltd.	925,922	1,597,143
DEXUS Property Group unit	3,089,068	1,945,911
Energy Resources of Australia Ltd.	39,896	877,086
Fortescue Metals Group Ltd. (a)	844,674	3,149,684
Fosters Group Ltd.	1,355,990	6,283,134
Goodman Fielder Ltd.	1,012,544	1,318,481
Goodman Group unit	3,600,000	1,887,268
Harvey Norman Holdings Ltd.	358,038	1,192,792
Incitec Pivot Ltd.	1,100,312	2,800,410
Insurance Australia Group Ltd.	1,406,185	4,256,619
John Fairfax Holdings Ltd. (c)	1,500,436	1,864,980
Leighton Holdings Ltd.	102,765	3,210,694
Lend Lease Corp. Ltd.	292,368	2,331,207
Lion Nathan Ltd.	205,693	2,054,039
Macquarie Airports unit	498,785	1,079,674
Macquarie Group Ltd.	205,702	8,835,711
Macquarie Infrastructure Group unit	1,532,206	1,723,091
Metcash Ltd.	520,927	1,885,211
Mirvac Group unit	1,645,221	2,058,853
National Australia Bank Ltd.	1,294,163	31,165,081
Newcrest Mining Ltd.	323,293	8,203,546
Nufarm Ltd.	107,948	977,560
OneSteel Ltd.	886,874	2,437,163
Orica Ltd.	248,502	4,744,529
Origin Energy Ltd.	587,550	7,606,052
OZ Minerals Ltd.	1,945,900	1,744,077
Paladin Energy Ltd. (a)	349,072	1,357,726

	Shares	Value
Perpetual Trustees Australia Ltd.	26,501	$ 922,086
Qantas Airways Ltd.	721,643	1,543,769
QBE Insurance Group Ltd.	683,246	13,218,203
Rio Tinto Ltd.	292,058	13,856,344
Santos Ltd.	548,232	7,324,210
Sims Metal Management Ltd.	101,847	2,000,492
Sonic Healthcare Ltd.	258,293	3,053,227
SP AusNet unit	875,000	569,689
Stockland Corp. Ltd. unit	1,569,562	5,016,601
Suncorp-Metway Ltd.	839,571	5,558,511
Tabcorp Holdings Ltd.	377,862	2,143,853
Tattersall's Ltd.	814,335	1,707,631
Telstra Corp. Ltd.	3,021,689	8,329,265
The GPT Group unit	5,796,476	3,014,244
Toll Holdings Ltd.	465,384	3,136,238
Transurban Group unit	782,392	2,672,668
Wesfarmers Ltd.	675,904	14,362,062
Wesfarmers Ltd. (price protected shares)	101,447	2,170,196
Westfield Group unit	1,369,962	14,664,982
Westpac Banking Corp.	1,977,489	40,748,244
Woodside Petroleum Ltd.	330,613	13,697,941
Woolworths Ltd.	833,449	19,746,333
WorleyParsons Ltd.	116,684	2,808,912
TOTAL AUSTRALIA		495,254,195
Austria - 0.3%
Erste Bank AG	118,266	5,012,133
OMV AG	103,795	4,089,323
Osterreichische Elektrizitatswirtschafts AG	56,090	2,845,931
Raiffeisen International Bank-Holding AG	34,618	1,828,933
Telekom Austria AG	225,044	3,933,050
Vienna Insurance Group	27,248	1,416,123
Voestalpine AG	86,394	2,780,726
TOTAL AUSTRIA		21,906,219
Belgium - 0.9%
Anheuser-Busch InBev SA NV	488,516	21,092,106
Belgacom SA	104,305	3,912,021
Colruyt NV	10,233	2,347,368
Compagnie Nationale A Portefeuille (CNP)	25,540	1,325,708
Delhaize Group SA	69,470	4,659,100
Dexia SA (a)(c)	360,413	3,083,293
Fortis (a)	1,493,769	6,390,584
Fortis rights 12/31/49 (a)	1,232,370	18
Groupe Bruxelles Lambert SA	54,562	4,777,234
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	35
KBC Groupe SA (a)	107,511	4,026,869
Mobistar SA	21,454	1,381,061
Solvay SA	39,964	4,208,420
Common Stocks - continued
	Shares	Value
Belgium - continued
UCB SA	68,104	$ 2,649,969
Umicore SA	86,172	2,333,761
TOTAL BELGIUM		62,187,547
Bermuda - 0.1%
Cheung Kong Infrastructure Holdings Ltd.	359,450	1,307,858
Chinese Estates Holdings Ltd.	425,758	783,349
Noble Group Ltd.	952,400	1,401,123
NWS Holdings Ltd.	437,000	851,396
Orient Overseas International Ltd.	143,400	673,478
Seadrill Ltd. (c)	186,100	3,308,967
Yue Yuen Industrial (Holdings) Ltd.	474,500	1,251,995
TOTAL BERMUDA		9,578,166
Cayman Islands - 0.0%
Foxconn International Holdings Ltd. (a)	1,513,000	929,221
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	383,980	2,664,479
Denmark - 0.9%
A.P. Moller - Maersk AS:
Series A	378	2,621,031
Series B	762	5,489,142
Carlsberg AS Series B	73,178	5,257,354
Coloplast AS Series B	16,010	1,238,097
Danske Bank AS (a)	307,854	8,271,740
DSV de Sammensluttede Vognmaend AS (a)	134,768	2,083,098
H. Lundbeck AS	36,849	727,491
Novo Nordisk AS Series B	305,254	18,608,568
Novozymes AS Series B	31,533	2,705,770
Topdanmark AS (a)	9,315	1,270,264
Trygvesta AS	18,850	1,201,759
Vestas Wind Systems AS (a)	137,244	9,846,854
William Demant Holding AS (a)	15,767	965,726
TOTAL DENMARK		60,286,894
Finland - 1.2%
Elisa Corp. (A Shares)	81,981	1,617,298
Fortum Corp.	288,718	7,541,896
Kesko Oyj	46,608	1,369,849
Kone Oyj (B Shares)	101,781	3,538,643
Metso Corp.	79,876	2,007,504
Neste Oil Oyj (c)	78,792	1,308,124
Nokia Corp.	2,537,143	35,618,460
Nokian Tyres PLC	73,211	1,646,863
Orion Oyj (B Shares)	52,103	885,196
Outokumpu Oyj (A Shares)	77,659	1,641,147
Pohjola Bank PLC (A Shares)	116,236	1,343,179
Rautaruukki Oyj (K Shares)	60,299	1,407,417
Sampo Oyj (A Shares)	283,615	6,790,534
Sanoma-WSOY Oyj (c)	52,657	1,041,822

	Shares	Value
Stora Enso Oyj (R Shares)	400,686	$ 2,751,680
UPM-Kymmene Corp.	365,414	4,390,232
Wartsila Corp. (c)	58,504	2,211,841
TOTAL FINLAND		77,111,685
France - 9.8%
Accor SA	106,535	5,608,585
Aeroports de Paris	19,169	1,648,406
Air France KLM (Reg.) (a)	87,145	1,329,984
Alcatel-Lucent SA (a)	1,544,868	5,867,335
Alstom SA	137,136	9,634,965
Atos Origin SA (a)	45,150	2,119,311
AXA SA	1,051,623	24,021,298
BIC SA	18,348	1,127,192
bioMerieux SA	8,000	780,392
BNP Paribas SA	559,004	45,017,111
Bouygues SA	146,628	7,276,785
Bureau Veritas SA	34,668	1,749,067
Cap Gemini SA	95,773	4,632,831
Carrefour SA	427,340	20,123,388
Casino Guichard Perrachon et Compagnie	38,168	2,889,293
Christian Dior SA	40,824	3,783,338
CNP Assurances	24,442	2,441,060
Compagnie de St. Gobain (c)	248,473	11,182,240
Compagnie Generale de Geophysique SA (a)	100,862	2,161,857
Credit Agricole SA	591,102	10,949,221
Danone	372,647	20,264,634
Dassault Systemes SA	44,102	2,254,115
Eiffage SA	26,674	1,895,490
Electricite de France	160,095	8,389,256
Eramet SA	3,813	1,228,914
Essilor International SA	129,281	6,982,141
Eurazeo SA	18,714	1,013,781
Eutelsat Communications	64,076	1,713,296
Fonciere Des Regions	15,249	1,595,962
France Telecom SA	1,224,246	31,522,097
GDF Suez	812,377	34,230,677
Gecina SA	11,048	1,095,778
Hermes International SA (c)	38,929	5,768,223
ICADE	12,316	1,147,734
Iliad Group SA	10,840	1,110,582
Imerys	19,851	1,040,227
Ipsen SA	15,000	741,940
JC Decaux SA (a)(c)	49,234	1,066,566
Klepierre SA	56,651	2,129,196
L'Air Liquide SA	36,037	3,846,552
L'Air Liquide SA (a)	56,030	5,980,584
L'Oreal SA	160,677	15,821,304
Lafarge SA	28,286	2,405,236
Lafarge SA (a)	43,250	3,677,666
Lafarge SA (Bearer)	63,654	5,412,674
Lagardere S.C.A. (Reg.)	74,037	3,188,651
Common Stocks - continued
	Shares	Value
France - continued
Legrand SA	73,993	$ 1,816,154
LVMH Moet Hennessy - Louis Vuitton	164,166	15,696,478
M6 Metropole Television SA	47,281	1,073,065
Michelin SA (Compagnie Generale des Etablissements) Series B	96,345	7,250,435
Natixis SA (a)	579,564	2,641,498
Neopost SA	19,141	1,577,941
PagesJaunes Groupe SA	83,208	928,833
Pernod Ricard SA (c)	130,212	10,150,060
Peugeot Citroen SA (a)	102,586	2,970,231
PPR SA	49,560	5,756,098
Publicis Groupe SA	82,880	3,047,863
Renault SA (a)	123,998	5,582,164
Safran SA	132,570	2,435,691
Sanofi-Aventis	705,604	48,046,322
Schneider Electric SA	160,089	14,758,110
SCOR SE	111,453	2,932,949
Societe Des Autoroutes Paris-Rhin-Rhone	13,292	991,713
Societe Generale Series A	311,587	25,110,259
Sodexo SA	62,704	3,612,131
Suez Environnement SA	184,704	3,800,025
Technip SA	72,230	4,466,895
Television Francaise 1 SA (c)	71,975	1,165,021
Thales SA	64,747	2,970,489
Total SA:
(strip VVPR) (a)	3,096	4
Series B	1,434,590	82,322,120
Unibail-Rodamco	54,540	10,786,862
Vallourec SA	37,874	5,753,080
Veolia Environnement	256,903	8,887,606
VINCI SA	283,323	15,202,042
Vivendi	804,289	22,912,279
TOTAL FRANCE		644,511,353
Germany - 7.4%
adidas AG	133,850	6,305,858
Allianz AG (Reg.)	303,323	35,044,930
BASF AG	617,766	32,230,300
Bayer AG	512,938	31,497,148
Bayerische Motoren Werke AG (BMW)	219,832	10,014,626
Beiersdorf AG	56,813	2,883,429
Celesio AG	51,063	1,390,239
Commerzbank AG (a)(c)	503,743	4,651,073
Daimler AG (Reg.)	610,295	27,569,672
Deutsche Bank AG	396,499	26,803,908
Deutsche Boerse AG	131,062	10,005,866
Deutsche Lufthansa AG (Reg.)	145,385	2,334,511
Deutsche Post AG	565,928	9,764,850
Deutsche Postbank AG (a)	54,910	1,949,218
Deutsche Telekom AG (Reg.)	1,914,400	25,507,904
E.ON AG	1,288,245	54,503,697

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	22,793	$ 1,150,931
Fresenius Medical Care AG & Co. KGaA	127,912	5,747,362
Fresenius SE	19,026	962,353
GEA Group AG	95,322	1,689,157
Hamburger Hafen und Logistik AG	14,672	613,177
Hannover Rueckversicherungs AG (a)	42,608	1,875,374
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	86,955	2,910,983
Hochtief AG	26,742	1,978,728
Infineon Technologies AG (a)	693,000	3,618,608
K&S AG	97,421	4,938,819
Linde AG	100,077	10,057,976
MAN AG	69,362	5,300,381
Merck KGaA	42,152	3,822,408
Metro AG	80,606	4,372,973
Munich Re Group (Reg.)	138,415	20,644,294
Puma AG	3,762	1,063,614
RWE AG	283,231	26,232,011
Salzgitter AG	27,241	2,592,889
SAP AG	575,310	28,061,021
Siemens AG (Reg.)	552,431	47,988,336
SolarWorld AG (c)	53,117	1,130,123
Suedzucker AG (Bearer)	44,283	863,444
Thyssenkrupp AG	223,273	7,586,524
TUI AG (a)(c)	127,879	1,111,958
United Internet AG (a)	81,763	1,155,825
Volkswagen AG (c)	59,825	11,583,387
Wacker Chemie AG	8,871	1,068,469
TOTAL GERMANY		482,578,354
Greece - 0.6%
Alpha Bank AE (a)	238,919	3,956,316
Coca-Cola Hellenic Bottling Co. SA	117,564	2,713,679
EFG Eurobank Ergasias SA	211,661	2,967,823
Greek Organization of Football Prognostics SA	145,445	3,544,916
Hellenic Petroleum SA	66,967	695,117
Hellenic Telecommunications Organization SA	172,381	2,644,426
Marfin Financial Group Holdings SA	431,890	1,671,842
National Bank of Greece SA (a)	407,143	12,754,302
Piraeus Bank SA	225,864	3,549,081
Public Power Corp. of Greece (a)	77,529	1,822,915
Titan Cement Co. SA (Reg.)	30,761	890,861
TOTAL GREECE		37,211,278
Hong Kong - 2.1%
ASM Pacific Technology Ltd.	139,529	893,834
Bank of East Asia Ltd.	961,721	3,102,146
BOC Hong Kong Holdings Ltd.	2,511,566	5,035,802
Cathay Pacific Airways Ltd.	829,327	1,202,722
Cheung Kong Holdings Ltd.	957,449	11,359,010
CLP Holdings Ltd.	1,425,157	9,543,400
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Esprit Holdings Ltd.	747,923	$ 4,550,003
Hang Lung Group Ltd.	559,000	2,574,857
Hang Lung Properties Ltd.	1,410,423	4,394,805
Hang Seng Bank Ltd.	525,601	7,466,492
Henderson Land Development Co. Ltd.	731,963	4,301,804
Hong Kong & China Gas Co. Ltd.	2,818,615	6,102,402
Hong Kong Aircraft Engineering Co. Ltd.	43,200	505,550
Hong Kong Electric Holdings Ltd.	974,676	5,445,293
Hong Kong Exchange & Clearing Ltd.	690,098	12,020,364
Hopewell Holdings Ltd.	435,000	1,316,149
Hutchison Whampoa Ltd.	1,448,158	10,183,229
Hysan Development Co. Ltd.	405,581	951,359
Kerry Properties Ltd.	464,681	2,200,362
Li & Fung Ltd.	1,523,623	5,062,066
Lifestyle International Holdings Ltd.	294,000	418,783
Link (REIT)	1,609,186	3,546,232
Mongolia Energy Corp. Ltd. (a)	1,718,000	609,578
MTR Corp. Ltd.	976,243	3,281,246
New World Development Co. Ltd.	1,630,892	3,291,054
PCCW Ltd.	2,300,000	596,481
Shangri-La Asia Ltd.	855,380	1,258,163
Sino Land Co.	1,146,380	1,958,347
Sun Hung Kai Properties Ltd.	958,141	12,968,149
Swire Pacific Ltd. (A Shares)	532,884	5,558,861
Television Broadcasts Ltd.	200,000	852,854
Wharf Holdings Ltd.	908,585	4,073,741
Wheelock and Co. Ltd.	542,000	1,458,070
Wing Hang Bank Ltd.	103,000	930,269
TOTAL HONG KONG		139,013,477
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	231,631
CRH PLC	458,585	11,581,845
Elan Corp. PLC (a)	282,397	2,049,060
Kerry Group PLC Class A	86,827	2,271,831
Ryanair Holdings PLC (a)	197,226	882,220
TOTAL IRELAND		17,016,587
Italy - 3.4%
A2A SpA	755,956	1,463,149
ACEA SpA	45,000	548,713
Alleanza Assicurazioni SpA	260,856	2,141,088
Assicurazioni Generali SpA	717,105	17,858,330
Atlantia SpA	172,570	3,839,859
Autogrill SpA (a)	52,815	594,409
Banca Carige SpA	416,861	1,261,049
Banca Monte dei Paschi di Siena SpA	1,452,156	3,052,148
Banca Popolare di Milano	262,185	1,975,326
Banco Popolare Societa Cooperativa (a)	426,898	3,782,430
Enel SpA	4,488,491	26,448,465
ENI SpA	1,751,680	41,623,804
EXOR SpA	48,232	829,111
Fiat SpA (a)	510,828	6,049,410

	Shares	Value
Finmeccanica SpA	275,470	$ 4,399,647
Fondiaria-Sai SpA	49,221	945,613
Intesa Sanpaolo SpA	5,190,295	22,491,408
Italcementi SpA	38,500	577,365
Lottomatica SpA	35,597	800,746
Luxottica Group SpA (a)	88,976	2,160,120
Mediaset SpA	458,383	3,014,830
Mediobanca SpA	328,052	4,501,040
Mediolanum SpA	140,728	891,282
Parmalat SpA	1,124,911	2,886,885
Pirelli & C SpA (a)	2,000,550	957,975
Prysmian SpA	69,542	1,299,122
Saipem SpA	181,416	4,855,995
Saras Raffinerie Sarde SpA	185,942	643,136
Snam Rete Gas SpA	1,042,616	4,843,147
Telecom Italia SpA	6,719,699	10,890,656
Terna SpA	867,531	3,196,513
UniCredit SpA	9,563,178	34,653,866
Unione di Banche Italiane SCPA	368,960	5,575,428
Unione di Banche Italiane SCPA warrants 6/30/11 (a)	368,960	36,605
Unipol Gruppo Finanziario SpA (a)	455,077	604,163
TOTAL ITALY		221,692,833
Japan - 22.2%
77 Bank Ltd.	209,223	1,263,522
ABC-Mart, Inc.	12,000	348,162
ACOM Co. Ltd. (c)	36,770	755,867
Advantest Corp.	103,990	2,592,486
Aeon Co. Ltd.	421,500	4,470,454
Aeon Credit Service Co. Ltd.	65,500	740,447
Aeon Mall Co. Ltd.	54,700	1,290,205
Aioi Insurance Co. Ltd.	335,000	1,655,921
Aisin Seiki Co. Ltd.	125,800	3,149,731
Ajinomoto Co., Inc.	441,866	4,506,026
Alfresa Holdings Corp.	18,100	818,837
All Nippon Airways Co. Ltd.	512,000	1,579,024
Amada Co. Ltd.	243,000	1,705,126
Aozora Bank Ltd. (a)	466,000	691,038
Asahi Breweries Ltd.	253,403	4,405,825
Asahi Glass Co. Ltd.	688,677	5,994,287
Asahi Kasei Corp.	831,727	4,004,015
Asics Corp.	118,000	1,160,219
Astellas Pharma, Inc.	307,600	12,329,121
Bank of Kyoto Ltd.	219,000	2,127,402
Bank of Yokohama Ltd.	810,084	4,570,106
Benesse Corp.	49,400	2,425,940
Bridgestone Corp.	416,579	7,614,451
Brother Industries Ltd.	171,500	1,721,266
Canon Marketing Japan, Inc.	44,100	741,634
Canon, Inc. (c)	721,444	27,575,434
Casio Computer Co. Ltd.	159,100	1,574,587
Central Japan Railway Co.	996	6,732,044
Chiba Bank Ltd.	542,674	3,417,225
Common Stocks - continued
	Shares	Value
Japan - continued
Chubu Electric Power Co., Inc.	445,264	$ 10,358,871
Chugai Pharmaceutical Co. Ltd.	144,425	2,948,716
Chugokun Electric Power Co.	194,000	4,263,163
Chuo Mitsui Trust Holdings, Inc.	690,300	2,907,776
Citizen Holdings Co. Ltd.	213,166	1,280,462
Coca-Cola West Co. Ltd.	32,700	634,955
Cosmo Oil Co. Ltd.	412,000	1,266,194
Credit Saison Co. Ltd.	99,652	1,336,403
Dai Nippon Printing Co. Ltd.	389,242	5,684,288
Daicel Chemical Industries Ltd.	190,000	1,229,099
Daido Steel Co. Ltd.	168,000	676,983
Daihatsu Motor Co. Ltd.	130,000	1,334,085
Daiichi Sankyo Kabushiki Kaisha	456,270	9,732,387
Daikin Industries Ltd.	163,494	5,762,522
Dainippon Sumitomo Pharma Co. Ltd.	95,000	1,072,910
Daito Trust Construction Co.	51,363	2,450,588
Daiwa House Industry Co. Ltd.	361,184	4,024,799
Daiwa Securities Group, Inc.	1,118,985	6,901,970
DeNA Co. Ltd. (c)	198	626,808
Denki Kagaku Kogyo KK	320,358	1,356,341
Denso Corp.	323,138	9,392,739
Dentsu, Inc. (c)	119,800	2,761,347
Dic Corp.	323,995	504,828
Dowa Holdings Co. Ltd.	201,168	1,134,894
Dowa Holdings Co. Ltd. rights 1/29/10 (a)	67,168	18,910
East Japan Railway Co.	223,300	14,589,125
Eisai Co. Ltd.	172,778	6,331,108
Electric Power Development Co. Ltd.	86,480	2,625,252
Elpida Memory, Inc. (a)(c)	89,300	1,396,212
FamilyMart Co. Ltd.	36,400	1,126,499
Fanuc Ltd.	129,072	10,527,149
Fast Retailing Co. Ltd.	31,600	3,786,159
Fuji Electric Holdings Co. Ltd.	325,153	621,935
Fuji Heavy Industries Ltd.	426,000	1,840,232
Fuji Media Holdings, Inc.	351	551,431
Fujifilm Holdings Corp.	332,605	9,897,861
Fujitsu Ltd.	1,296,075	8,718,493
Fukuoka Financial Group, Inc.	532,300	2,390,946
Furukawa Electric Co. Ltd.	452,790	2,004,615
GS Yuasa Corp. (c)	243,000	2,117,698
Gunma Bank Ltd.	250,663	1,416,814
Hakuhodo DY Holdings, Inc.	13,480	748,889
Hankyu Hanshin Holdings, Inc.	751,200	3,600,206
Hikari Tsushin, Inc.	16,700	360,703
Hino Motors Ltd.	165,000	682,624
Hirose Electric Co. Ltd.	18,798	2,320,965
Hiroshima Bank Ltd.	347,000	1,480,324
Hisamitsu Pharmaceutical Co., Inc.	45,500	1,755,265
Hitachi Chemical Co. Ltd.	72,800	1,502,781
Hitachi Construction Machinery Co. Ltd. (c)	70,100	1,422,941
Hitachi High-Technologies Corp.	45,400	913,757

	Shares	Value
Hitachi Ltd.	2,242,271	$ 7,886,845
Hitachi Metals Ltd.	124,000	1,263,185
Hokkaido Electric Power Co., Inc.	132,000	2,721,986
Hokuhoku Financial Group, Inc.	828,715	2,065,999
Hokuriku Electric Power Co., Inc.	127,100	3,079,846
Honda Motor Co. Ltd.	1,115,560	34,975,240
Hoya Corp.	279,916	6,316,608
Ibiden Co. Ltd.	84,400	3,001,977
Idemitsu Kosan Co., Ltd.	13,800	1,140,361
Inpex Corp.	561	4,581,560
Isetan Mitsukoshi Holdings Ltd. (c)	225,287	2,486,243
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	927,185	1,893,028
Isuzu Motors Ltd.	850,000	1,972,921
Ito En Ltd. (c)	43,000	788,749
Itochu Corp.	1,038,986	7,368,695
ITOCHU Techno-Solutions Corp.	17,200	506,426
Iyo Bank Ltd.	159,000	1,559,929
J Front Retailing Co. Ltd. (c)	313,800	1,777,053
JAFCO Co. Ltd.	20,500	691,704
Japan Airlines Corp. (a)	521,420	935,710
Japan Petroleum Exploration Co. Ltd.	17,100	893,037
Japan Prime Realty Investment Corp.	308	736,407
Japan Real Estate Investment Corp.	307	2,500,602
Japan Retail Fund Investment Corp.	229	1,220,546
Japan Steel Works Ltd.	228,000	2,832,237
Japan Tobacco, Inc.	3,022	8,764,644
JFE Holdings, Inc.	335,075	11,702,060
JGC Corp.	146,117	2,711,627
Joyo Bank Ltd.	433,941	2,219,599
JS Group Corp.	172,159	3,048,764
JSR Corp.	116,216	2,044,333
JTEKT Corp.	128,200	1,653,127
Jupiter Telecommunications Co.	1,726	1,502,321
Kajima Corp.	522,317	1,464,912
Kamigumi Co. Ltd.	168,663	1,426,368
Kaneka Corp.	210,559	1,549,892
Kansai Electric Power Co., Inc.	514,236	11,825,328
Kansai Paint Co. Ltd.	150,000	1,221,792
Kao Corp.	356,750	9,047,173
Kawasaki Heavy Industries Ltd.	953,945	2,531,962
Kawasaki Kisen Kaisha Ltd.	400,000	1,758,006
KDDI Corp.	1,960	11,141,629
Keihin Electric Express Railway Co. Ltd.	281,061	2,328,584
Keio Corp.	390,410	2,638,812
Keisei Electric Railway Co.	156,000	1,091,296
Keyence Corp.	28,020	5,919,548
Kikkoman Corp.	108,849	1,348,623
Kinden Corp.	85,000	760,853
Kintetsu Corp.	1,071,100	4,638,441
Kirin Holdings Co. Ltd.	580,256	8,498,699
Kobe Steel Ltd.	1,762,000	3,256,652
Komatsu Ltd.	637,745	11,499,420
Konami Corp.	58,900	1,160,151
Common Stocks - continued
	Shares	Value
Japan - continued
Konica Minolta Holdings, Inc.	303,500	$ 2,869,976
Kubota Corp.	740,864	6,122,119
Kuraray Co. Ltd.	239,986	2,617,513
Kuraya Sanseido, Inc.	85,300	1,220,012
Kurita Water Industries Ltd.	73,500	2,448,420
Kyocera Corp.	108,202	8,991,396
Kyowa Hakko Kirin Co., Ltd.	169,689	2,060,483
Kyushu Electric Power Co., Inc.	263,170	5,811,459
Lawson, Inc.	45,316	1,962,427
Leopalace21 Corp.	87,600	792,598
Mabuchi Motor Co. Ltd.	16,821	856,776
Makita Corp.	71,400	2,017,859
Marubeni Corp.	1,104,244	5,493,928
Marui Group Co. Ltd.	146,849	1,019,390
Maruichi Steel Tube Ltd.	26,700	557,182
Matsui Securities Co. Ltd.	85,100	788,268
Mazda Motor Corp.	632,000	1,752,160
McDonald's Holdings Co. (Japan) Ltd.	38,000	710,509
Meiji Holdings Co. Ltd. (a)	46,029	1,879,542
Minebea Ltd.	254,008	1,179,147
Mitsubishi Chemical Holdings Corp.	831,775	3,780,795
Mitsubishi Corp.	917,802	18,590,766
Mitsubishi Electric Corp.	1,304,106	9,697,414
Mitsubishi Estate Co. Ltd.	783,723	12,994,676
Mitsubishi Gas Chemical Co., Inc.	270,867	1,592,137
Mitsubishi Heavy Industries Ltd.	2,017,256	8,345,621
Mitsubishi Logistics Corp.	70,000	920,696
Mitsubishi Materials Corp.	762,937	2,328,327
Mitsubishi Motors Corp. of Japan (a)(c)	2,395,000	4,349,398
Mitsubishi Rayon Co. Ltd.	344,312	1,135,867
Mitsubishi Tanabe Pharma Corp.	144,000	1,889,362
Mitsubishi UFJ Financial Group, Inc.	6,263,430	39,814,016
Mitsubishi UFJ Lease & Finance Co. Ltd.	36,330	1,153,612
Mitsui & Co. Ltd.	1,160,323	15,111,879
Mitsui Chemicals, Inc.	414,683	1,568,541
Mitsui Engineering & Shipbuilding Co.	553,000	1,503,428
Mitsui Fudosan Co. Ltd.	561,677	10,610,661
Mitsui Mining & Smelting Co. Ltd. (a)	360,154	1,029,454
Mitsui O.S.K. Lines Ltd.	787,285	5,033,683
Mitsui Sumitomo Insurance Group Holdings, Inc.	282,342	7,964,192
Mitsumi Electric Co. Ltd.	59,700	1,385,687
Mizuho Financial Group, Inc.	8,503,200	20,833,113
Mizuho Securities Co. Ltd.	437,000	1,643,563
Mizuho Trust & Banking Co. Ltd. (a)	1,075,000	1,386,202
Murata Manufacturing Co. Ltd.	141,754	6,702,317
Namco Bandai Holdings, Inc.	116,450	1,236,327
NEC Corp. (a)	1,312,951	4,740,506
NGK Insulators Ltd.	168,309	3,924,678
NGK Spark Plug Co. Ltd.	113,000	1,421,911
NHK Spring Co. Ltd.	112,000	825,618
Nidec Corp.	71,542	5,143,090

	Shares	Value
Nikon Corp.	207,838	$ 3,575,635
Nintendo Co. Ltd.	66,796	18,101,317
Nippon Building Fund, Inc.	351	3,092,843
Nippon Electric Glass Co. Ltd.	236,000	2,449,774
Nippon Express Co. Ltd.	555,546	2,483,421
Nippon Meat Packers, Inc.	120,740	1,460,920
Nippon Mining Holdings, Inc.	593,500	2,959,209
Nippon Oil Corp.	814,129	4,654,165
Nippon Paper Group, Inc.	65,800	1,933,838
Nippon Sheet Glass Co. Ltd.	400,000	1,401,246
Nippon Steel Corp.	3,458,661	13,565,562
Nippon Telegraph & Telephone Corp.	347,400	15,463,881
Nippon Yusen KK	771,578	3,341,349
Nipponkoa Insurance Co. Ltd.	426,000	2,650,483
Nishi-Nippon City Bank Ltd.	456,000	1,215,216
Nissan Chemical Industries Co. Ltd.	86,000	1,259,596
Nissan Motor Co. Ltd.	1,698,648	11,850,785
Nissay Dowa General Insurance Co. Ltd.	99,000	505,319
Nisshin Seifun Group, Inc.	123,590	1,640,164
Nisshin Steel Co. Ltd.	503,000	1,021,567
Nisshinbo Holdings, Inc.	102,000	1,191,425
Nissin Food Holdings Co. Ltd.	49,923	1,646,933
Nitori Co. Ltd.	23,750	1,837,524
Nitto Denko Corp.	114,394	3,466,485
NOK Corp.	74,000	1,008,296
Nomura Holdings, Inc.	1,690,447	14,977,877
Nomura Real Estate Holdings, Inc.	60,800	1,064,947
Nomura Real Estate Office Fund, Inc.	179	1,240,651
Nomura Research Institute Ltd.	71,600	1,708,059
NSK Ltd.	301,576	1,973,563
NTN Corp.	237,611	1,108,136
NTT Data Corp.	825	2,810,284
NTT DoCoMo, Inc.	10,479	16,131,908
NTT Urban Development Co.	748	739,480
Obayashi Corp.	441,704	1,988,760
Obic Co. Ltd.	5,580	912,012
Odakyu Electric Railway Co. Ltd.	410,000	3,683,215
Oji Paper Co. Ltd.	597,352	2,817,940
Olympus Corp.	152,429	4,144,051
Omron Corp.	142,160	2,424,327
Ono Pharmaceutical Co. Ltd.	57,100	2,804,073
Onward Holdings Co. Ltd.	77,000	561,820
Oracle Corp. Japan (c)	28,300	1,173,845
Oriental Land Co. Ltd.	35,356	2,389,740
ORIX Corp.	68,808	5,286,666
Osaka Gas Co. Ltd.	1,336,525	4,624,554
OSAKA Titanium technologies Co. Ltd. (c)	15,000	507,737
Otsuka Corp.	8,500	514,238
Panasonic Corp.	1,318,373	21,042,054
Panasonic Electric Works Co., Ltd.	261,000	3,127,176
Promise Co. Ltd. (c)	47,175	462,321
Rakuten, Inc.	5,148	3,108,936
Resona Holdings, Inc. (c)	338,100	4,610,454
Common Stocks - continued
	Shares	Value
Japan - continued
Ricoh Co. Ltd.	442,770	$ 6,380,341
Rinnai Corp.	27,000	1,340,425
ROHM Co. Ltd.	66,244	4,463,248
Sankyo Co. Ltd. (Gunma)	32,900	2,071,717
Santen Pharmaceutical Co. Ltd.	48,500	1,631,259
Sanyo Electric Co. Ltd. (a)(c)	1,089,382	2,938,264
Sapporo Breweries Ltd.	181,578	1,038,035
Sapporo Hokuyo Holdings, Inc. (a)	163,000	592,027
SBI Holdings, Inc. (c)	10,838	2,429,408
Secom Co. Ltd.	145,267	6,556,215
Sega Sammy Holdings, Inc.	110,300	1,438,902
Seiko Epson Corp.	85,300	1,262,176
Sekisui Chemical Co. Ltd.	293,293	1,872,083
Sekisui House Ltd.	337,467	3,241,946
Seven & i Holdings Co., Ltd.	524,000	12,669,245
Seven Bank Ltd.	347	880,364
Sharp Corp.	676,675	7,816,738
Shikoku Electric Power Co., Inc.	120,700	3,735,396
Shimadzu Corp.	169,000	1,225,822
Shimamura Co. Ltd.	14,200	1,271,072
SHIMANO, Inc.	41,600	1,774,683
SHIMIZU Corp.	397,416	1,639,885
Shin-Etsu Chemical Co., Ltd.	274,562	16,227,068
Shinko Electric Industries Co.Ltd.	55,900	1,042,794
Shinsei Bank Ltd. (a)	907,000	1,539,931
Shionogi & Co. Ltd.	202,091	4,951,294
Shiseido Co. Ltd.	233,950	4,117,882
Shizuoka Bank Ltd.	392,274	4,093,037
Showa Denko KK	769,336	1,661,686
Showa Shell Sekiyu KK	133,500	1,392,956
SMC Corp.	36,171	4,217,229
Softbank Corp.	506,430	11,346,513
Sojitz Corp.	774,900	1,657,050
Sompo Japan Insurance, Inc.	595,712	4,064,873
Sony Corp.	681,785	18,291,693
Sony Financial Holdings, Inc.	579	1,758,278
Square Enix Holdings Co. Ltd.	43,800	1,127,240
Stanley Electric Co. Ltd.	96,225	1,939,803
Sumco Corp.	88,100	1,798,732
Sumitomo Chemical Co. Ltd.	1,036,334	4,966,741
Sumitomo Corp.	744,842	7,627,707
Sumitomo Electric Industries Ltd.	501,106	6,472,484
Sumitomo Heavy Industries Ltd.	408,822	2,069,151
Sumitomo Metal Industries Ltd.	2,385,966	5,973,888
Sumitomo Metal Mining Co. Ltd.	349,065	5,382,638
Sumitomo Mitsui Financial Group, Inc.	606,400	26,130,066
Sumitomo Realty & Development Co. Ltd.	261,000	5,494,294
Sumitomo Rubber Industries Ltd.	122,000	1,170,707
Sumitomo Trust & Banking Co. Ltd.	944,344	5,774,035
Suzuken Co. Ltd.	49,860	1,644,855
Suzuki Motor Corp.	242,900	5,794,519
T&D Holdings, Inc.	160,050	4,807,003

	Shares	Value
Taiheiyo Cement Corp.	562,684	$ 973,481
Taisei Corp.	618,594	1,356,041
Taisho Pharmaceutical Co. Ltd.	83,524	1,639,784
Taiyo Nippon Sanso Corp.	182,000	1,926,391
Takashimaya Co. Ltd.	209,000	1,751,773
Takeda Pharmaceutical Co. Ltd.	500,542	20,170,131
TDK Corp.	77,325	4,495,253
Teijin Ltd.	592,341	1,954,101
Terumo Corp.	112,512	5,924,229
The Chugoku Bank Ltd.	106,000	1,429,508
The Hachijuni Bank Ltd.	299,000	1,715,732
The Suruga Bank Ltd.	135,000	1,323,017
THK Co. Ltd.	74,200	1,390,552
Tobu Railway Co. Ltd.	534,297	3,358,733
Toho Co. Ltd.	73,854	1,237,249
Toho Gas Co. Ltd.	306,000	1,420,503
Tohoku Electric Power Co., Inc.	283,890	6,146,984
Tokio Marine Holdings, Inc.	488,500	14,540,565
Tokuyama Corp.	159,000	1,110,574
Tokyo Broadcasting System Holding	27,300	475,535
Tokyo Electric Power Co.	813,318	21,193,811
Tokyo Electron Ltd.	112,018	6,090,813
Tokyo Gas Co. Ltd.	1,523,395	6,106,021
Tokyo Steel Manufacturing Co. Ltd.	82,400	1,084,677
Tokyo Tatemono Co. Ltd.	199,000	1,176,123
Tokyu Corp.	723,954	3,555,201
Tokyu Land Corp.	282,000	1,321,212
TonenGeneral Sekiyu KK	180,856	1,729,657
Toppan Printing Co. Ltd.	372,013	3,673,758
Toray Industries, Inc.	906,883	5,301,358
Toshiba Corp.	2,640,880	13,564,803
Tosoh Corp.	373,816	1,084,573
Toto Ltd.	157,185	1,094,518
Toyo Seikan Kaisha Ltd.	104,200	2,174,472
Toyo Suisan Kaisha Ltd.	60,000	1,528,046
Toyoda Gosei Co. Ltd.	45,700	1,321,008
Toyota Boshoku Corp.	39,500	697,383
Toyota Industries Corp.	124,086	3,346,828
Toyota Motor Corp.	1,865,551	79,527,826
Toyota Tsusho Corp.	148,700	2,414,417
Trend Micro, Inc.	69,500	2,733,398
Tsumura & Co.	39,300	1,393,617
Ube Industries Ltd.	641,605	1,985,625
Uni-Charm Corp.	27,660	2,478,878
UNY Co. Ltd.	113,000	956,845
Ushio, Inc.	72,300	1,332,415
USS Co. Ltd.	17,820	1,122,128
West Japan Railway Co.	1,107	3,830,367
Yahoo! Japan Corp. (c)	9,726	3,307,843
Yakult Honsha Co. Ltd.	60,866	1,504,318
Yamada Denki Co. Ltd.	58,305	3,972,208
Yamaguchi Financial Group, Inc.	140,000	1,608,210
Yamaha Corp.	96,343	1,237,158
Yamaha Motor Co. Ltd.	156,300	1,842,479
Common Stocks - continued
	Shares	Value
Japan - continued
Yamato Holdings Co. Ltd.	265,232	$ 4,389,182
Yamato Kogyo Co. Ltd.	27,500	821,513
Yamazaki Baking Co. Ltd.	84,000	1,137,331
Yaskawa Electric Corp.	166,000	1,198,710
Yokogawa Electric Corp.	146,200	1,256,823
TOTAL JAPAN		1,455,069,499
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	576,671	20,644,527
Millicom International Cellular SA unit (a)	50,551	3,532,875
SES SA FDR (France) unit	181,686	3,559,503
Tenaris SA	317,641	4,635,991
TOTAL LUXEMBOURG		32,372,896
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	83
Mauritius - 0.0%
Golden Agri-Resources Ltd.	4,628,680	1,525,709
Netherlands - 2.6%
Aegon NV	1,038,564	7,821,660
Akzo Nobel NV	157,682	8,930,843
ASML Holding NV (Netherlands)	288,197	7,925,573
Corio NV	33,942	2,075,705
European Aeronautic Defence and Space Co. EADS NV (c)	276,216	5,726,317
Fugro NV (Certificaten Van Aandelen) unit	46,857	2,522,567
Heineken Holding NV (A Shares)	76,764	2,720,598
Heineken NV (Bearer)	168,472	7,112,095
ING Groep NV (Certificaten Van Aandelen)	1,313,405	19,804,848
James Hardie Industries NV unit (a)	293,515	1,724,862
Koninklijke Ahold NV	797,528	9,342,851
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen) unit	38,000	1,195,304
Koninklijke KPN NV	1,159,166	17,798,909
Koninklijke Philips Electronics NV	669,100	15,127,052
QIAGEN NV (a)	130,410	2,679,263
Randstad Holdings NV (a)	70,430	2,910,619
Reed Elsevier NV	491,520	5,206,971
Royal DSM NV	102,973	3,753,554
SBM Offshore NV	98,401	2,045,624
STMicroelectronics NV	465,299	4,044,052
TNT NV	251,585	6,207,602
Unilever NV (Certificaten Van Aandelen)	1,105,899	30,909,857
Wolters Kluwer NV (Certificaten Van Aandelen)	185,011	3,663,106
TOTAL NETHERLANDS		171,249,832
New Zealand - 0.1%
Auckland International Airport Ltd.	774,273	919,561
Contact Energy Ltd.	188,787	810,014

	Shares	Value
Fletcher Building Ltd.	350,759	$ 1,892,657
Sky City Entertainment Group Ltd.	289,621	648,169
Telecom Corp. of New Zealand Ltd.	1,193,653	2,242,473
TOTAL NEW ZEALAND		6,512,874
Norway - 0.6%
DnB NOR ASA (a)	498,859	5,098,180
Norsk Hydro ASA (a)	431,330	2,580,325
Orkla ASA (A Shares)	524,345	4,199,779
Renewable Energy Corp. AS (a)	224,074	1,517,334
StatoilHydro ASA	764,281	16,650,144
Telenor ASA (a)	572,608	5,380,867
Yara International ASA	124,367	3,372,777
TOTAL NORWAY		38,799,406
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	1,502,067	1,966,158
Banco Espirito Santo SA (Reg.)	350,190	2,304,489
Brisa Auto-Estradas de Portugal SA	197,312	1,748,237
Cimpor-Cimentos de Portugal SGPS SA (c)	177,684	1,301,750
Energias de Portugal SA	1,174,448	5,076,675
Galp Energia SGPS SA Class B	117,823	1,706,121
Jeronimo Martins SGPS SA	140,000	1,092,107
Portugal Telecom SGPS SA (Reg.)	379,825	3,926,242
TOTAL PORTUGAL		19,121,779
Singapore - 1.2%
Ascendas Real Estate Investment Trust (A-REIT)	725,183	830,333
CapitaLand Ltd.	1,681,437	4,328,879
CapitaMall Trust	1,497,200	1,693,512
City Developments Ltd.	309,000	2,131,404
ComfortDelgro Corp. Ltd.	1,139,784	1,225,957
Cosco Corp. Singapore Ltd.	732,000	634,954
DBS Group Holdings Ltd.	1,155,281	10,133,411
Fraser & Neave Ltd.	624,150	1,667,518
Jardine Cycle & Carriage Ltd.	85,267	1,372,745
Keppel Corp. Ltd.	824,000	4,351,438
Neptune Orient Lines Ltd. (c)	946,750	1,057,748
Olam International Ltd.	941,800	1,607,736
Oversea-Chinese Banking Corp. Ltd.	1,652,968	8,878,229
SembCorp Industries Ltd.	641,130	1,428,144
SembCorp Marine Ltd.	481,800	1,033,109
Singapore Airlines Ltd.	376,425	3,359,235
Singapore Airport Terminal Service Ltd.	238,290	408,436
Singapore Exchange Ltd.	599,000	3,474,994
Singapore Press Holdings Ltd.	1,078,021	2,737,974
Singapore Technologies Engineering Ltd.	1,016,161	1,826,347
Singapore Telecommunications Ltd.	5,358,827	11,676,706
StarHub Ltd.	390,000	595,399
United Overseas Bank Ltd.	788,846	9,141,756
Common Stocks - continued
	Shares	Value
Singapore - continued
UOL Group Ltd.	414,984	$ 987,749
Wilmar International Ltd.	840,000	3,812,220
TOTAL SINGAPORE		80,395,933
Spain - 4.6%
Abertis Infraestructuras SA	198,317	4,314,663
Acerinox SA	92,850	1,963,506
Actividades de Construccion y Servicios SA (ACS)	103,168	5,315,956
Banco Bilbao Vizcaya Argentaria SA	2,378,915	42,298,413
Banco de Sabadell SA	600,876	4,531,363
Banco de Valencia SA	128,349	1,288,098
Banco Popular Espanol SA (Reg.) (c)	512,786	5,521,211
Banco Santander SA	5,476,222	84,313,123
Bankinter SA	208,727	2,774,065
Cintra Concesiones de Infrastructuras de Transporte SA	143,451	1,269,986
Criteria CaixaCorp, SA	582,394	2,922,424
EDP Renovaveis SA (a)	139,482	1,383,829
Enagas SA	110,229	2,175,356
Fomento Construcciones y Contratas SA (FOCSA)	29,273	1,182,258
Gamesa Corporacion Tecnologica, SA	126,115	2,760,985
Gas Natural SDG SA Series E	152,894	3,212,436
Gestevision Telecinco SA	85,744	960,707
Grifols SA	89,037	1,565,656
Grupo Acciona SA	17,911	2,320,098
Grupo Ferrovial SA	40,198	1,475,376
Iberdrola Renovables SA	557,388	2,557,207
Iberdrola SA	2,454,922	22,736,756
Iberia Lineas Aereas de Espana SA (a)	328,716	819,556
Inditex SA	140,506	7,646,793
Indra Sistemas SA	70,970	1,683,957
Mapfre SA (Reg.)	474,360	1,951,858
Red Electrica Corporacion SA	73,178	3,430,730
Repsol YPF SA	492,712	12,247,558
Telefonica SA	2,852,734	72,136,372
Vallehermoso SA	53,292	888,587
Zardoya Otis SA	82,312	1,798,483
TOTAL SPAIN		301,447,366
Sweden - 2.5%
Alfa Laval AB	242,168	2,701,112
Assa Abloy AB (B Shares)	208,234	3,334,739
Atlas Copco AB:
(A Shares)	462,259	5,811,842
(B Shares)	253,910	2,842,782
Electrolux AB (B Shares) (a)	170,664	3,536,221
Getinge AB (B Shares) (c)	135,171	2,316,588
H&M Hennes & Mauritz AB (B Shares)	343,096	19,013,763
Holmen AB (B Shares)	40,816	1,158,210
Husqvarna AB (B Shares) (a)	276,090	1,958,608
Investor AB (B Shares)	318,362	5,925,739

	Shares	Value
Lundin Petroleum AB (a)(c)	137,150	$ 1,254,245
Nordea Bank AB	2,170,363	22,714,023
Sandvik AB	679,432	6,843,379
Scania AB (B Shares)	206,916	2,550,625
Securitas AB (B Shares)	230,181	2,244,059
Skandinaviska Enskilda Banken AB (A Shares) (a)	1,026,067	7,206,944
Skanska AB (B Shares)	272,358	3,940,785
SKF AB (B Shares)	257,170	3,926,949
SSAB Svenskt Stal AB:
(A Shares) (c)	115,879	1,688,878
(B Shares)	63,098	835,415
Svenska Cellulosa AB (SCA) (B Shares)	393,419	5,128,717
Svenska Handelsbanken AB (A Shares)	326,193	8,545,921
Swedbank AB (A Shares) (c)	209,387	2,191,348
Swedish Match Co.	172,391	3,317,726
TELE2 AB (B Shares)	209,018	2,900,989
Telefonaktiebolaget LM Ericsson (B Shares)	2,006,458	19,252,897
TeliaSonera AB	1,532,983	9,949,121
Volvo AB:
(A Shares)	255,160	2,186,492
(B Shares) (c)	758,367	6,631,690
TOTAL SWEDEN		161,909,807
Switzerland - 7.6%
ABB Ltd. (Reg.)	1,491,251	28,615,346
Actelion Ltd. (Reg.) (a)	70,117	4,045,657
Adecco SA (Reg.)	84,664	4,065,503
ARYZTA AG (a)	58,530	2,177,706
Baloise Holdings AG (Reg.)	35,803	3,242,370
BKW FMB Energie AG	9,979	787,803
Compagnie Financiere Richemont SA Series A	359,926	9,795,616
Credit Suisse Group (Reg.)	764,425	38,998,346
Geberit AG (Reg.)	29,402	4,522,957
Givaudan SA (c)	5,355	3,848,298
Holcim Ltd. (Reg.)	164,621	11,099,617
Julius Baer Holding Ltd.	142,385	7,240,599
Kuehne & Nagel International AG	37,877	3,008,127
Lindt & Spruengli AG	80	1,964,210
Lindt & Spruengli AG (participation certificate)	656	1,393,834
Logitech International SA (Reg.) (a)	130,850	2,421,356
Lonza Group AG	33,166	3,257,249
Nestle SA (Reg.)	2,459,072	102,129,455
Nobel Biocare Holding AG (Switzerland)	89,723	2,740,112
Novartis AG (Reg.)	1,431,682	66,502,948
Pargesa Holding SA	21,151	1,679,776
Roche Holding AG (participation certificate)	475,327	75,544,203
Schindler Holding AG:
(participation certificate)	35,273	2,288,356
(Reg.)	16,000	1,059,162
Common Stocks - continued
	Shares	Value
Switzerland - continued
SGS Societe Generale de Surveillance Holding SA (Reg.)	3,421	$ 4,228,801
Sonova Holding AG	33,258	3,181,487
Straumann Holding AG (c)	6,271	1,425,994
Swiss Life Holding AG	22,224	2,514,222
Swiss Reinsurance Co. (Reg.)	233,422	10,761,284
Swisscom AG (Reg.)	17,124	5,918,489
Syngenta AG (Switzerland)	66,666	15,668,754
The Swatch Group AG:
(Bearer)	21,027	4,529,259
(Reg.)	33,374	1,413,498
UBS AG (For. Reg.) (a)	2,396,853	44,122,604
Zurich Financial Services AG (Reg.)	99,448	21,853,298
TOTAL SWITZERLAND		498,046,296
United Kingdom - 20.5%
3i Group PLC	664,412	3,282,947
Admiral Group PLC	126,217	2,196,662
AMEC PLC	234,961	2,884,263
Anglo American PLC (United Kingdom)	880,853	28,982,610
Antofagasta PLC	268,955	3,356,290
Associated British Foods PLC	255,094	3,324,523
AstraZeneca PLC (United Kingdom)	970,051	45,017,688
Autonomy Corp. PLC (a)	148,099	3,136,875
Aviva PLC	1,835,356	12,137,465
BAE Systems PLC	2,385,724	12,126,091
Balfour Beatty PLC	323,246	1,771,920
Barclays PLC	7,405,710	45,334,864
Berkeley Group Holdings PLC unit (a)	84,253	1,298,296
BG Group PLC	2,248,231	37,224,564
BHP Billiton PLC	1,480,991	39,253,154
BP PLC	12,608,936	108,072,756
British Airways PLC	380,237	1,185,471
British American Tobacco PLC (United Kingdom)	1,340,588	40,736,659
British Land Co. PLC	612,595	4,837,076
British Sky Broadcasting Group PLC (BSkyB)	741,428	6,590,667
BT Group PLC	5,264,085	11,947,248
Bunzl PLC	189,889	1,816,249
Burberry Group PLC	302,263	2,379,300
Cable & Wireless PLC	1,712,304	4,136,971
Cadbury PLC	921,895	8,720,178
Cairn Energy PLC (a)	89,995	3,673,165
Capita Group PLC	399,424	4,431,674
Carnival PLC	108,913	3,322,579
Carphone Warehouse Group PLC	267,863	799,797
Centrica PLC	3,421,416	14,031,425
Cobham PLC	782,158	2,574,799
Compass Group PLC	1,228,493	6,528,157
Diageo PLC	1,681,691	26,025,936
Drax Group PLC	225,685	1,761,810
Eurasian Natural Resources Corp. PLC	201,626	2,839,425

	Shares	Value
Experian PLC	698,427	$ 5,884,358
FirstGroup PLC	338,436	2,090,459
Fresnillo PLC	105,009	1,065,935
Friends Provident PLC	1,442,399	2,007,795
G4S PLC (United Kingdom)	846,246	3,077,851
Genting International PLC (a)(c)	2,710,000	1,899,379
GlaxoSmithKline PLC	3,486,698	68,091,691
Hammerson PLC	467,146	3,079,414
Home Retail Group PLC	559,130	2,841,930
HSBC Holdings PLC (United Kingdom) (Reg.)	11,652,053	125,949,173
Icap PLC	329,918	2,306,943
Imperial Tobacco Group PLC	688,631	19,395,475
InterContinental Hotel Group PLC	175,271	2,184,354
International Power PLC	1,058,586	4,853,182
Invensys PLC	508,742	2,269,425
Investec PLC	299,610	2,115,990
J Sainsbury PLC	770,626	4,086,290
Johnson Matthey PLC	144,819	3,338,540
Kazakhmys PLC	134,823	2,169,744
Kingfisher PLC	1,566,129	5,397,792
Land Securities Group PLC	514,780	5,175,191
Legal & General Group PLC	3,929,531	4,926,054
Liberty International PLC	308,987	2,635,963
Lloyds TSB Group PLC	10,899,760	19,757,677
London Stock Exchange Group PLC	104,341	1,368,322
Lonmin PLC	103,456	2,460,785
Man Group PLC	1,172,302	5,134,043
Marks & Spencer Group PLC	1,046,205	5,787,725
National Grid PLC	1,613,500	15,564,138
NEXT PLC	128,859	3,440,538
Old Mutual PLC	3,478,578	5,315,006
Pearson PLC	535,093	6,551,109
Petrofac Ltd.	129,000	1,845,012
Prudential PLC	1,682,074	14,705,748
Randgold Resources Ltd.	53,902	3,167,999
Reckitt Benckiser Group PLC	410,737	19,078,022
Reed Elsevier PLC	788,125	5,735,488
Rexam PLC	511,253	2,226,524
Rio Tinto PLC (Reg.)	917,284	35,536,466
Rolls-Royce Group PLC	1,226,106	9,036,625
Royal & Sun Alliance Insurance Group PLC	2,227,624	4,736,448
Royal Bank of Scotland Group PLC	11,359,670	10,661,855
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,381,739	66,345,568
Class B	1,818,883	49,077,448
SABMiller PLC	635,999	14,765,348
Sage Group PLC	882,962	3,172,576
Schroders PLC	76,285	1,342,557
Scottish & Southern Energy PLC	610,291	11,118,208
Segro PLC	505,036	2,956,717
Serco Group PLC	298,187	2,273,425
Severn Trent PLC	145,387	2,317,267
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Shire PLC	366,176	$ 6,059,782
Smith & Nephew PLC	581,960	4,927,631
Smiths Group PLC	261,518	3,414,630
Standard Chartered PLC (United Kingdom)	1,347,353	30,622,070
Standard Life PLC	1,481,123	4,743,110
Tesco PLC	5,293,476	32,395,226
Thomas Cook Group PLC	240,632	905,360
Thomson Reuters PLC	119,712	3,756,070
Tomkins PLC	598,608	1,739,596
TUI Travel PLC	372,347	1,456,091
Tullow Oil PLC	542,983	9,520,717
Unilever PLC	859,000	23,474,425
United Utilities Group PLC	431,684	3,182,293
Vedanta Resources PLC	93,479	2,727,218
Vodafone Group PLC	35,315,732	76,421,697
Whitbread PLC	110,579	1,884,895
Wm Morrison Supermarkets PLC	1,458,148	6,575,808
Wolseley PLC (a)	188,072	4,436,702
WPP PLC	858,175	7,172,894
Xstrata PLC	1,280,834	17,234,689
TOTAL UNITED KINGDOM		1,342,712,030
United States of America - 0.1%
Synthes, Inc.	41,447	4,849,411
TOTAL COMMON STOCKS (Cost $7,354,113,920)		6,385,955,209
Nonconvertible Preferred Stocks - 0.6%

France - 0.1%
L'Air Liquide SA (a)	74,736	7,977,243
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	34,341	1,031,959
Fresenius SE (non-vtg.)	51,919	2,928,323
Henkel AG & Co. KGaA	117,253	4,632,991
Porsche Automobil Holding SE	57,480	4,235,826
RWE AG (non-vtg.)	26,313	2,145,041
Volkswagen AG	71,956	6,754,102
TOTAL GERMANY		21,728,242
Italy - 0.1%
Intesa Sanpaolo SpA	594,288	1,938,370
Telecom Italia SpA (Risparmio Shares)	3,939,295	4,461,736
TOTAL ITALY		6,400,106
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $40,544,934)		36,105,591
Government Obligations - 0.3%
	Principal Amount	Value
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.5% 10/22/09 to 7/29/10 (d) (Cost $16,377,747)	$ 16,400,000	$ 16,387,997
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	173,425,694	173,425,694
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	129,683,042	129,683,042
TOTAL MONEY MARKET FUNDS (Cost $303,108,736)		303,108,736
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $7,714,145,337)		6,741,557,533
NET OTHER ASSETS - (2.9)%		(187,984,837)
NET ASSETS - 100%		$ 6,553,572,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
97 CAC 40 10 Euro Index Contracts (France)	Sept. 2009	$ 5,084,359	$ 260,936
25 EUREX DAX Index Contracts (Germany)	Sept. 2009	4,900,566	272,779
653 EUREX Dow Jones EURO STOXX 50 Index Contracts (EU)	Sept. 2009	25,979,719	962,526
480 FTSE 100 Index Contracts (United Kingdom)	Sept. 2009	38,436,307	2,936,864
11 FTSE MIB Index Futures Contracts	Sept. 2009	1,771,050	74,203
18 Hang Seng Index Contracts (Hong Kong)	Sept. 2009	2,278,668	(94,094)
9 IBEX 35 Index Contracts (Spain)	Sept. 2009	1,466,460	76,750
209 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2009	2,657,053	62,596
100 SFE SPI 200 Index Contracts (Australia)	Sept. 2009	9,451,135	346,887
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased - continued
Equity Index Contracts - continued
49 SGX MSCI Singapore (SiMSCI) Index Contracts (Singapore)	Sept. 2009	$ 2,129,267	$ (25,570)
354 TOPIX 150 Index Contracts (Japan)	Sept. 2009	36,594,454	552,568
TOTAL EQUITY INDEX CONTRACTS		$ 130,749,038	$ 5,426,445

The face value of futures purchased as a percentage of net assets - 2.0%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
11,700,000 AUD	Sept. 2009	$ 9,886,059	$ 311,464
27,600,000 EUR	Sept. 2009	39,570,472	648,928
23,700,000 GBP	Sept. 2009	38,583,158	(151,415)
3,474,000,000 JPY	Sept. 2009	37,332,855	815,548
19,000,000 SEK	Sept. 2009	2,669,133	83,947
		$ 128,041,677	$ 1,708,472

(Payable Amount $126,333,205)

The value of contracts to buy as a percentage of net assets - 2.0%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,888,441.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 301,457
Fidelity Securities Lending Cash Central Fund	1,608,889
Total	$ 1,910,346
Other Information

The following is a summary of the inputs used, as of July 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs,and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Japan	$ 1,455,069,499	$ 1,130,522,456	$ 324,547,043	$ -
United Kingdom	1,342,712,030	658,619,024	684,093,006	-
France	652,488,596	460,709,424	191,779,172	-
Germany	504,306,596	309,712,217	194,594,379	-
Switzerland	498,046,296	330,332,288	167,714,008	-
Australia	495,254,195	424,847,665	70,406,530	-
Spain	301,447,366	90,451,900	210,995,466	-
Italy	228,092,939	173,418,359	54,674,580	-
Netherlands	171,249,832	124,348,307	46,901,525	-
Belgium	62,187,547	57,528,429	4,659,100	18
Malta	83	-	-	83
Other	711,205,821	653,860,360	57,345,461	-
Government Obligations	16,387,997	-	16,387,997	-
Money Market Funds	303,108,736	303,108,736	-	-
Total Investments in Securities	$ 6,741,557,533	$ 4,717,459,165	$ 2,024,098,267	$ 101
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,859,887	$ -	$ 1,859,887	$ -
Futures Contracts	5,546,109	5,546,109	-	-
Total Assets	$ 7,405,996	$ 5,546,109	$ 1,859,887	$ -
Liabilities
Forward Foreign Currency Contracts	$ (151,415)	$ -	$ (151,415)	$ -
Futures Contracts	(119,664)	(119,664)	-	-
Total Liabilities	$ (271,079)	$ (119,664)	$ (151,415)	$ -
Total Derivative Instruments	$ 7,134,917	$ 5,426,445	$ 1,708,472	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 486,205
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,171,209
Cost of Purchases	439,298
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(2,096,611)
Ending Balance	$ 101
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 83

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfer out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 5,546,109	$ (119,664)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,859,887	(151,415)
Total Value of Derivatives	$ 7,405,996	$ (271,079)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Foreign Currency Contracts line-items.
Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $119,933,607 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $143,385,311 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $121,981,068) - See accompanying schedule: Unaffiliated issuers (cost $7,411,036,601)	$ 6,438,448,797
Fidelity Central Funds (cost $303,108,736)	303,108,736
Total Investments (cost $7,714,145,337)		$ 6,741,557,533
Foreign currency held at value (cost $1,881,466)		1,929,792
Unrealized appreciation on foreign currency contracts		1,859,887
Receivable for closed foreign currency contracts		3,701,869
Receivable for fund shares sold		7,984,419
Dividends receivable		21,904,275
Distributions receivable from Fidelity Central Funds		145,228
Receivable from investment adviser for expense reductions		536,027
Other receivables		74,009
Total assets		6,779,693,039

Liabilities
Payable for investments purchased	$ 80,356,170
Unrealized depreciation on foreign currency contracts	151,415
Payable for fund shares redeemed	13,649,790
Accrued management fee	897,307
Payable for daily variation on futures contracts	1,272,227
Other affiliated payables	110,392
Collateral on securities loaned, at value	129,683,042
Total liabilities		226,120,343

Net Assets		$ 6,553,572,696
Net Assets consist of:
Paid in capital		$ 7,694,976,724
Undistributed net investment income		122,317,424
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(298,425,432)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(965,296,020)
Net Assets		$ 6,553,572,696
Investor Class: Net Asset Value, offering price and redemption price per share ($4,571,513,261 ÷ 141,663,586 shares)		$ 32.27
Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($1,982,059,435 ÷ 61,414,228 shares)		$ 32.27

Statement of Operations

Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 123,945,477
Interest		68,473
Income from Fidelity Central Funds (including $1,608,889 from security lending)		1,910,346
		125,924,296
Less foreign taxes withheld		(11,217,929)
Total income		114,706,367

Expenses
Management fee	$ 4,407,361
Transfer agent fees	544,952
Independent trustees' compensation	18,533
Miscellaneous	7,603
Total expenses before reductions	4,978,449
Expense reductions	(2,615,652)	2,362,797
Net investment income (loss)		112,343,570
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,982,016)
Foreign currency transactions	(891,814)
Futures contracts	29,463,209
Total net realized gain (loss)		(13,410,621)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,078,822,027
Assets and liabilities in foreign currencies	13,322,454
Futures contracts	23,326,141
Total change in net unrealized appreciation (depreciation)		2,115,470,622
Net gain (loss)		2,102,060,001
Net increase (decrease) in net assets resulting from operations		$ 2,214,403,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,343,570	$ 213,822,218
Net realized gain (loss)	(13,410,621)	(263,712,978)
Change in net unrealized appreciation (depreciation)	2,115,470,622	(3,540,841,282)
Net increase (decrease) in net assets resulting from operations	2,214,403,571	(3,590,732,042)
Distributions to shareholders from net investment income	(13,391,916)	(160,252,613)
Share transactions - net increase (decrease)	498,658,974	1,108,861,056
Redemption fees	259,623	918,100
Total increase (decrease) in net assets	2,699,930,252	(2,641,205,499)

Net Assets
Beginning of period	3,853,642,444	6,494,847,943
End of period (including undistributed net investment income of $122,317,424 and undistributed net investment income of $23,365,770, respectively)	$ 6,553,572,696	$ 3,853,642,444

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 H

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 20.85	$ 43.23	$ 44.73	$ 37.60	$ 32.69	$ 28.41
Income from Investment Operations
Net investment income (loss) D	.58	1.30	1.39	1.03	.85	.64
Net realized and unrealized gain (loss)	10.91	(22.75)	(1.35)	7.00	4.72	4.25
Total from investment operations	11.49	(21.45)	.04	8.03	5.57	4.89
Distributions from net investment income	(.07)	(.94)	(1.19)	(.83)	(.60)	(.55)
Distributions from net realized gain	-	-	(.36)	(.08)	(.07)	(.07)
Total distributions	(.07)	(.94)	(1.55)	(.91)	(.67)	(.62)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.01	.01
Net asset value, end of period	$ 32.27	$ 20.85	$ 43.23	$ 44.73	$ 37.60	$ 32.69
Total Return B,C	55.21%	(50.03)%	(.15)%	21.48%	17.23%	17.41%
Ratios to Average Net Assets E,G
Expenses before reductions	.20% A	.20%	.20%	.20%	.20%	.58%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.25%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.25%
Net investment income (loss)	4.32% A	3.75%	2.95%	2.48%	2.54%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,571,513	$ 2,697,776	$ 4,515,417	$ 3,398,352	$ 1,440,236	$ 1,180,981
Portfolio turnover rate F	2% A	4%	4%	2%	2%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H For the year ended February 29. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 20.85	$ 43.23	$ 44.73	$ 37.61	$ 33.92
Income from Investment Operations
Net investment income (loss) D	.59	1.31	1.41	1.04	.18
Net realized and unrealized gain (loss)	10.90	(22.75)	(1.36)	6.99	4.03
Total from investment operations	11.49	(21.44)	.05	8.03	4.21
Distributions from net investment income	(.07)	(.95)	(1.20)	(.84)	(.52)
Distributions from net realized gain	-	-	(.36)	(.08)	-
Total distributions	(.07)	(.95)	(1.56)	(.92)	(.52)
Redemption fees added to paid in capital D	- J	.01	.01	.01	- J
Net asset value, end of period	$ 32.27	$ 20.85	$ 43.23	$ 44.73	$ 37.61
Total Return B,C	55.23%	(50.02)%	(.12)%	21.49%	12.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07% A
Net investment income (loss)	4.35% A	3.78%	2.97%	2.51%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,982,059	$ 1,155,867	$ 1,979,431	$ 1,374,481	$ 595,342
Portfolio turnover rate F	2% A	4%	4%	2%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

1. Organization.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund, Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred and certain class-level expense reductions. In January 2009, the Board of Trustees of Spartan Total Market Index Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class F on September 24, 2009.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 19, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for each Fund's investments, as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Spartan Total Market Index, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan Total Market Index	$ 11,564,146,525	$ 1,145,402,468	$ (2,367,842,486)	$ (1,222,440,018)
Spartan Extended Market Index	4,107,326,764	492,718,609	(973,778,381)	(481,059,772)
Spartan International Index	7,735,622,871	701,512,557	(1,695,577,895)	(994,065,338)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 90 days are subject to a redemption fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Funds use derivative instruments ("derivatives"), including futures contracts, forward foreign currency contracts and swap agreements in order to meet their investment objectives. The Funds' strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

While utilizing derivatives in pursuit of their investment objectives, the Funds are exposed to certain financial risks relative to those derivatives. These risks are further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk is the risk that the value of securities denominated in other currencies will fluctuate due to changes in exchange rates.

The following notes provide more detailed information about each derivative type held by the Funds:

Futures Contracts. Certain Funds use futures contracts to manage their exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in each applicable Fund's Statement of Assets and Liabilities and may include equity risk, foreign exchange risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Funds since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Forward Foreign Currency Contracts. The Funds generally use forward foreign currency contracts to facilitate transactions in foreign-denominated securities and manage the risk associated with fluctuations in foreign currency exchange rates. Forward foreign currency contracts are customized transactions that require the exchange of currency at a specific exchange rate on an agreed upon future date. These contracts are generally used to protect a fund against a decline in the value of existing investments denominated in foreign currency or to shift its investment exposure from one currency to another. Risks of loss may exceed the unrealized gain or loss amounts reflected in the Fund's Statement of Assets and Liabilities. Risks of loss may include foreign exchange risk and the failure by the counterparty to perform under the terms of the agreement. The U.S. dollar value of any currencies the Funds have committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell. This amount represents the Funds' aggregate exposure to each currency at period end.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Forward Foreign Currency Contracts - continued

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are reflected as unrealized gain (loss) on the Statement of Assets and Liabilities. Realized gain (loss) is recognized on settlement date. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset. Any unrealized gains (losses) on offsetting contracts that settle after period end are reflected as a Receivable or Payable for closed foreign currency contracts. The net realized and change in unrealized gain (loss) on forward foreign currency contracts during the period is included on the Statement of Operations. The total value of all open forward foreign currency contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Funds entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Funds' accompanying Statements of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Funds' Statements of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Funds' Schedules of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Funds' Schedules of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Funds entered into total return swap agreements to manage their overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. Risks of loss may include equity risk. To the extent the total return of an index or a reference obligation exceeds the offsetting interest obligation the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Funds' value of derivatives by primary risk exposure as of period end, if any, is included at the end of each Funds' Schedule of Investments. The table below reflects the Funds' realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Spartan Total Market Index
Equity Risk
Futures Contracts	$ 38,165,250	$ 32,569,934
Swap Agreements	1,787,286	(589,661)
Total Equity Risk	39,952,536	31,980,273
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 39,952,536	$ 31,980,273
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 13,386,864	$ 10,639,617
Swap Agreements	2,737,057	(873,300)
Total Equity Risk	16,123,921	9,766,317
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 16,123,921	$ 9,766,317
Spartan International Index
Equity Risk
Futures Contracts	$ 29,463,209	$ 23,326,141
Foreign Exchange Risk
Forward Foreign Currency Contracts	8,014,238	12,614,812
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 37,477,447	$ 35,940,953

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of:

Fund Name / Derivative Type	Realized Gain (Loss)
Spartan Total Market Index
Futures Contracts	$ 38,165,250
Swap Agreements	1,787,286

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of: - continued

Fund Name / Derivative Type	Realized Gain (Loss)
Spartan Extended Market Index
Futures Contracts	$ 13,386,864
Swap Agreements	2,737,057
Spartan International Index
Forward Foreign Currency Contracts	$ 8,014,238
Futures Contracts	29,463,209

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of:

Fund Name / Derivative Type	Unrealized Gain (Loss)
Spartan Total Market Index
Futures Contracts	$ 32,569,934
Swap Agreements	(589,661)
Spartan Extended Market Index
Futures Contracts	$ 10,639,617
Swap Agreements	(873,300)
Spartan International Index
Forward Foreign Currency Contracts	$ 12,614,812
Futures Contracts	23,326,141

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Total Market Index	761,037,436	112,865,659
Spartan Extended Market Index	427,570,161	163,320,360
Spartan International Index	746,208,533	50,738,962

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .07%, .07% and .17% of average net assets for Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

In addition, under the expense contract, FMR pays class-level expenses so that the total expenses do not exceed certain amounts of each class' average net assets with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class
Spartan Total Market Index	.10%	.07%
Spartan Extended Market Index	.10%	.07%
Spartan International Index	.20%	.17%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is each Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for each Fund's Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, each Investor Class pays transfer agent fees at an annual rate of .03%, and each Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Spartan Total Market Index	$ 10,823
Spartan Extended Market Index	3,752
Spartan International Index	7,603

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse Spartan International Index to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan International Index
Investor Class	.10%	$ 1,832,503
Fidelity Advantage Class	.07%	782,462

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

	Transfer agent expense reduction	Management fee reduction
Spartan Total Market Index	$ 552	$ 466
Spartan Extended Market Index	379	257
Spartan International Index	672	15

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
Spartan Total Market Index
From net investment income
Investor Class	$ 17,083,755	$ 95,224,528
Fidelity Advantage Class	11,282,458	66,122,479
Total	$ 28,366,213	$ 161,347,007
From net realized gain
Investor Class	$ -	$ 627,507
Fidelity Advantage Class	-	489,353
Total	$ -	$ 1,116,860

Semiannual Report

10. Distributions to Shareholders - continued

	Six months ended August 31, 2009	Year ended February 28, 2009
Spartan Extended Market Index
From net investment income
Investor Class	$ 803,869	$ 30,252,009
Fidelity Advantage Class	310,091	11,078,644
Total	$ 1,113,960	$ 41,330,653
From net realized gain
Investor Class	$ -	$ 50,414,930
Fidelity Advantage Class	-	19,563,372
Total	$ -	$ 69,978,302
Spartan International Index
From net investment income
Investor Class	$ 9,350,513	$ 110,067,772
Fidelity Advantage Class	4,041,403	50,184,841
Total	$ 13,391,916	$ 160,252,613

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Spartan Total Market Index
Investor Class
Shares sold	35,561,211	77,246,900	$ 877,226,435	$ 2,330,400,467
Reinvestment of distributions	680,474	3,621,080	16,651,212	93,361,117
Shares redeemed	(25,943,982)	(38,147,524)	(644,347,350)	(1,146,953,116)
Net increase (decrease)	10,297,703	42,720,456	$ 249,530,297	$ 1,276,808,468
Fidelity Advantage Class
Shares sold	18,062,706	46,654,210	$ 451,710,707	$ 1,371,692,469
Reinvestment of distributions	400,164	2,216,144	9,792,019	57,618,720
Shares redeemed	(12,720,685)	(34,557,054)	(309,470,495)	(1,040,722,999)
Net increase (decrease)	5,742,185	14,313,300	$ 152,032,231	$ 388,588,190
Spartan Extended Market Index
Investor Class
Shares sold	18,284,499	30,888,996	$ 429,402,035	$ 878,781,997
Reinvestment of distributions	34,385	3,058,239	787,072	78,651,083
Shares redeemed	(12,845,593)	(18,196,441)	(301,557,279)	(516,874,345)
Net increase (decrease)	5,473,291	15,750,794	$ 128,631,828	$ 440,558,735
Fidelity Advantage Class
Shares sold	5,588,937	8,340,823	$ 136,826,606	$ 239,234,605
Reinvestment of distributions	11,671	1,005,751	267,140	26,438,396
Shares redeemed	(2,829,531)	(10,136,898)	(64,774,393)	(280,167,674)
Net increase (decrease)	2,771,077	(790,324)	$ 72,319,353	$ (14,494,673)
Spartan International Index
Investor Class
Shares sold	30,853,038	62,085,236	$ 816,020,081	$ 2,022,604,934
Reinvestment of distributions	362,453	3,990,092	8,927,216	104,200,565
Shares redeemed	(18,965,719)	(41,113,411)	(497,034,806)	(1,318,847,742)
Net increase (decrease)	12,249,772	24,961,917	$ 327,912,491	$ 807,957,757
Fidelity Advantage Class
Shares sold	12,594,384	27,453,913	$ 341,490,548	$ 864,498,493
Reinvestment of distributions	136,724	1,591,579	3,367,511	41,612,735
Shares redeemed	(6,761,600)	(19,387,040)	(174,111,576)	(605,207,929)
Net increase (decrease)	5,969,508	9,658,452	$ 170,746,483	$ 300,903,299

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund / Spartan Extended Market Index Fund / Spartan International Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund and the cumulative total returns of a broad-based securities market index ("benchmark").

Spartan Total Market Index Fund

The Board stated that the investment performance of Investor Class of the fund (the class with the longer performance record) compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Spartan Extended Market Index Fund

The Board stated that the investment performance of Investor Class of the fund (the class with the longer performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

Spartan International Index Fund

The Board stated that the investment performance of Investor Class of the fund (the class with the longer performance record) compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

For each fund, the Board reviewed the year-to-date performance of Investor Class through May 31, 2009 and stated that it was lower than the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 5% would mean that 95% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Semiannual Report

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 20 basis points to 17 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for each fund (i) oblige FMR to pay all class-level expenses of Investor Class of each fund and limit the total expenses of Investor Class to 10 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 20 basis points for Spartan International Index Fund, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of each fund and limit the total expenses of Fidelity Advantage Class to 7 basis points for each of Spartan Total Market Index Fund and Spartan Extended Market Index Fund and 17 basis points for Spartan International Index Fund. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class. In addition, the Board considered that FMR voluntarily agreed to further limit the total expenses of Investor Class and Fidelity Advantage Class of Spartan International Index Fund to 10 basis points and 7 basis points, respectively.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SIF-USAN-1009
1.790950.106

Spartan®
U.S. Equity Index
Fund -
Investor Class
Fidelity Advantage Class

Semiannual Report

August 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-221-5207
Other Investors 1-800-544-6666

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a welcome uptick in the global equity markets this spring and summer, as signs of stabilization in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2009 to August 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Expenses Paid During Period* March 1, 2009 to August 31, 2009
Investor Class	.10%
Actual		$ 1,000.00	$ 1,406.10	$ .61
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,405.80	$ .42
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.7	5.3
Microsoft Corp.	2.1	1.9
JPMorgan Chase & Co.	1.9	1.3
Johnson & Johnson	1.8	2.1
Procter & Gamble Co.	1.7	2.2
International Business Machines Corp.	1.7	1.9
AT&T, Inc.	1.7	2.2
Bank of America Corp.	1.7	0.4
Apple, Inc.	1.6	1.2
General Electric Co.	1.6	1.4
	19.5
Market Sectors as of August 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.2	17.1
Financials	15.2	9.6
Health Care	13.3	15.3
Energy	11.5	13.6
Consumer Staples	11.3	13.1
Industrials	9.9	9.6
Consumer Discretionary	9.0	8.2
Utilities	3.8	4.4
Materials	3.4	3.1
Telecommunication Services	3.2	4.0

Semiannual Report

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Johnson Controls, Inc.	1,394,640	$ 34,545
The Goodyear Tire & Rubber Co. (a)	567,525	9,358
		43,903
Automobiles - 0.3%
Ford Motor Co. (a)	7,552,717	57,401
Harley-Davidson, Inc. (c)	550,227	13,194
		70,595
Distributors - 0.1%
Genuine Parts Co.	374,193	13,860
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	252,879	16,392
DeVry, Inc. (c)	144,539	7,386
H&R Block, Inc.	797,144	13,775
		37,553
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,028,230	30,076
Darden Restaurants, Inc.	321,812	10,597
International Game Technology	695,369	14,547
Marriott International, Inc. Class A (c)	699,292	16,713
McDonald's Corp.	2,589,134	145,613
Starbucks Corp. (a)(c)	1,727,039	32,796
Starwood Hotels & Resorts Worldwide, Inc. (c)	438,052	13,045
Wyndham Worldwide Corp.	417,920	6,331
Wynn Resorts Ltd. (a)(c)	158,846	8,598
Yum! Brands, Inc.	1,083,269	37,102
		315,418
Household Durables - 0.4%
Black & Decker Corp.	141,099	6,225
D.R. Horton, Inc.	647,064	8,677
Fortune Brands, Inc.	352,491	14,033
Harman International Industries, Inc. (c)	162,698	4,879
KB Home	173,622	3,162
Leggett & Platt, Inc.	367,887	6,714
Lennar Corp. Class A (c)	361,913	5,483
Newell Rubbermaid, Inc.	651,483	9,069
Pulte Homes, Inc.	740,080	9,458
Snap-On, Inc.	135,193	5,045
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	185,579	$ 7,596
Whirlpool Corp.	173,258	11,125
		91,466
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(c)	756,237	61,399
Expedia, Inc. (a)	493,783	11,382
		72,781
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (c)	629,403	3,348
Hasbro, Inc.	292,071	8,292
Mattel, Inc. (c)	841,425	15,137
		26,777
Media - 2.6%
CBS Corp. Class B	1,594,641	16,505
Comcast Corp. Class A	6,766,822	103,668
Gannett Co., Inc.	545,486	4,713
Interpublic Group of Companies, Inc. (a)(c)	1,122,704	7,062
McGraw-Hill Companies, Inc.	738,081	24,807
Meredith Corp. (c)	84,485	2,339
News Corp. Class A	5,398,393	57,871
Omnicom Group, Inc.	729,503	26,496
Scripps Networks Interactive, Inc. Class A	212,322	6,894
The DIRECTV Group, Inc. (a)(c)	1,230,084	30,457
The New York Times Co. Class A (c)	273,674	2,083
The Walt Disney Co.	4,357,500	113,469
Time Warner Cable, Inc. (c)	826,871	30,528
Time Warner, Inc.	2,807,882	78,368
Viacom, Inc. Class B (non-vtg.) (a)	1,423,219	35,637
Washington Post Co. Class B	14,119	6,133
		547,030
Multiline Retail - 0.9%
Big Lots, Inc. (a)(c)	193,781	4,926
Family Dollar Stores, Inc.	329,115	9,966
JCPenney Co., Inc.	553,422	16,625
Kohl's Corp. (a)	716,694	36,974
Macy's, Inc.	987,001	15,318
Nordstrom, Inc.	375,744	10,536
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)(c)	126,665	$ 8,037
Target Corp.	1,765,480	82,978
		185,360
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	206,233	6,659
AutoNation, Inc. (a)(c)	253,541	4,812
AutoZone, Inc. (a)(c)	84,715	12,474
Bed Bath & Beyond, Inc. (a)(c)	609,390	22,231
Best Buy Co., Inc.	801,093	29,064
Gamestop Corp. Class A (a)(c)	386,342	9,195
Gap, Inc.	1,079,313	21,209
Home Depot, Inc.	3,980,896	108,639
Limited Brands, Inc.	633,915	9,458
Lowe's Companies, Inc.	3,465,165	74,501
O'Reilly Automotive, Inc. (a)(c)	318,366	12,187
Office Depot, Inc. (a)	644,681	3,365
RadioShack Corp. (c)	293,658	4,443
Sherwin-Williams Co. (c)	230,830	13,896
Staples, Inc.	1,678,775	36,278
Tiffany & Co., Inc. (c)	291,181	10,593
TJX Companies, Inc.	970,498	34,889
		413,893
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	745,318	21,085
NIKE, Inc. Class B	909,351	50,369
Polo Ralph Lauren Corp. Class A (c)	132,670	8,807
VF Corp.	207,673	14,446
		94,707
TOTAL CONSUMER DISCRETIONARY		1,913,343
CONSUMER STAPLES - 11.3%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	229,132	10,247
Coca-Cola Enterprises, Inc.	744,213	15,041
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	461,594	6,827
Dr Pepper Snapple Group, Inc. (a)	595,773	15,752
Molson Coors Brewing Co. Class B	349,862	16,576
Pepsi Bottling Group, Inc.	320,699	11,459
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	3,653,539	$ 207,046
The Coca-Cola Co.	4,672,320	227,869
		510,817
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	1,018,592	51,928
CVS Caremark Corp. (c)	3,416,719	128,195
Kroger Co.	1,530,936	33,053
Safeway, Inc.	999,519	19,041
SUPERVALU, Inc.	496,587	7,126
Sysco Corp.	1,384,389	35,288
Wal-Mart Stores, Inc.	5,237,250	266,419
Walgreen Co.	2,327,382	78,852
Whole Foods Market, Inc. (a)(c)	329,583	9,584
		629,486
Food Products - 1.7%
Archer Daniels Midland Co.	1,506,671	43,437
Campbell Soup Co.	468,620	14,696
ConAgra Foods, Inc.	1,049,579	21,548
Dean Foods Co. (a)(c)	415,428	7,536
General Mills, Inc.	772,060	46,115
H.J. Heinz Co.	738,387	28,428
Hershey Co.	388,941	15,258
Hormel Foods Corp.	163,844	6,054
Kellogg Co.	592,512	27,901
Kraft Foods, Inc. Class A	3,456,291	97,986
McCormick & Co., Inc. (non-vtg.) (c)	305,803	9,960
Sara Lee Corp.	1,632,532	15,819
The J.M. Smucker Co.	277,936	14,528
Tyson Foods, Inc. Class A	708,899	8,500
		357,766
Household Products - 2.5%
Clorox Co.	326,346	19,284
Colgate-Palmolive Co.	1,172,399	85,233
Kimberly-Clark Corp.	972,076	58,772
Procter & Gamble Co.	6,840,339	370,131
		533,420
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Avon Products, Inc.	1,001,882	$ 31,930
Estee Lauder Companies, Inc. Class A (c)	272,346	9,764
		41,694
Tobacco - 1.6%
Altria Group, Inc.	4,852,435	88,703
Lorillard, Inc.	394,667	28,720
Philip Morris International, Inc.	4,603,506	210,426
Reynolds American, Inc.	396,547	18,126
		345,975
TOTAL CONSUMER STAPLES		2,419,158
ENERGY - 11.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	727,053	25,047
BJ Services Co.	685,444	11,008
Cameron International Corp. (a)(c)	509,210	18,184
Diamond Offshore Drilling, Inc. (c)	163,107	14,585
ENSCO International, Inc.	332,785	12,280
FMC Technologies, Inc. (a)(c)	290,037	13,835
Halliburton Co.	2,105,381	49,919
Nabors Industries Ltd. (a)(c)	664,251	11,744
National Oilwell Varco, Inc. (a)	981,332	35,671
Rowan Companies, Inc. (c)	265,373	5,496
Schlumberger Ltd.	2,807,775	157,797
Smith International, Inc.	514,675	14,190
		369,756
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	1,171,524	61,938
Apache Corp.	786,627	66,824
Cabot Oil & Gas Corp. (c)	243,222	8,574
Chesapeake Energy Corp.	1,322,571	30,208
Chevron Corp.	4,704,644	329,043
ConocoPhillips	3,476,970	156,568
CONSOL Energy, Inc.	423,928	15,859
Denbury Resources, Inc. (a)(c)	584,025	8,889
Devon Energy Corp.	1,041,763	63,943
El Paso Corp.	1,645,145	15,185
EOG Resources, Inc.	587,366	42,290
Exxon Mobil Corp.	11,451,897	791,893
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	667,729	$ 33,780
Marathon Oil Corp.	1,661,032	51,276
Massey Energy Co.	200,612	5,433
Murphy Oil Corp.	447,747	25,522
Noble Energy, Inc.	406,820	24,596
Occidental Petroleum Corp.	1,902,293	139,058
Peabody Energy Corp.	627,442	20,505
Pioneer Natural Resources Co. (c)	267,501	7,747
Range Resources Corp. (c)	367,396	17,771
Southwestern Energy Co. (a)	806,462	29,726
Spectra Energy Corp.	1,513,650	28,487
Sunoco, Inc. (c)	274,336	7,380
Tesoro Corp.	324,704	4,572
Valero Energy Corp.	1,305,565	24,466
Williams Companies, Inc.	1,361,393	22,381
XTO Energy, Inc.	1,360,458	52,514
		2,086,428
TOTAL ENERGY		2,456,184
FINANCIALS - 15.2%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	598,026	17,959
Bank of New York Mellon Corp.	2,805,530	83,072
Charles Schwab Corp.	2,203,820	39,801
E*TRADE Financial Corp. (a)(c)	2,617,735	4,607
Federated Investors, Inc. Class B (non-vtg.) (c)	210,027	5,513
Franklin Resources, Inc.	353,565	32,998
Goldman Sachs Group, Inc.	1,181,449	195,483
Invesco Ltd.	965,296	20,030
Janus Capital Group, Inc. (c)	421,098	5,356
Legg Mason, Inc. (c)	379,517	10,915
Morgan Stanley (c)	3,172,188	91,867
Northern Trust Corp.	565,483	33,058
State Street Corp.	1,158,743	60,811
T. Rowe Price Group, Inc. (c)	599,566	27,172
		628,642
Commercial Banks - 2.9%
BB&T Corp. (c)	1,596,651	44,610
Comerica, Inc.	354,654	9,459
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	1,865,768	$ 20,412
First Horizon National Corp. (c)	504,416	6,749
Huntington Bancshares, Inc.	1,275,741	5,817
KeyCorp	2,029,467	13,516
M&T Bank Corp. (c)	191,984	11,857
Marshall & Ilsley Corp.	826,850	5,887
PNC Financial Services Group, Inc. (c)	1,080,202	46,006
Regions Financial Corp.	2,710,670	15,885
SunTrust Banks, Inc.	1,170,117	27,346
U.S. Bancorp, Delaware	4,453,745	100,744
Wells Fargo & Co.	10,926,909	300,709
Zions Bancorp (c)	292,123	5,162
		614,159
Consumer Finance - 0.8%
American Express Co.	2,786,696	94,246
Capital One Financial Corp. (c)	1,060,435	39,544
Discover Financial Services	1,257,098	17,285
SLM Corp. (a)(c)	1,097,123	9,764
		160,839
Diversified Financial Services - 4.7%
Bank of America Corp.	20,277,604	356,683
Citigroup, Inc. (c)	26,627,533	133,138
CME Group, Inc.	155,739	45,326
IntercontinentalExchange, Inc. (a)(c)	170,918	16,032
JPMorgan Chase & Co.	9,155,399	397,894
Leucadia National Corp. (a)(c)	425,393	10,580
Moody's Corp.	448,052	12,205
NYSE Euronext	610,179	17,292
The NASDAQ Stock Market, Inc. (a)	322,564	7,080
		996,230
Insurance - 2.7%
AFLAC, Inc.	1,097,016	44,561
Allstate Corp.	1,258,761	36,995
American International Group, Inc. (c)	315,746	14,313
Aon Corp. (c)	649,612	27,128
Assurant, Inc.	276,346	8,277
Cincinnati Financial Corp.	381,505	9,812
Genworth Financial, Inc. Class A (c)	1,016,654	10,736
Hartford Financial Services Group, Inc.	901,813	21,391
Lincoln National Corp.	694,872	17,539
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Loews Corp.	847,687	$ 28,949
Marsh & McLennan Companies, Inc.	1,226,309	28,867
MBIA, Inc. (a)(c)	399,968	2,688
MetLife, Inc.	1,920,913	72,534
Principal Financial Group, Inc. (c)	729,101	20,706
Progressive Corp. (a)	1,598,230	26,403
Prudential Financial, Inc.	1,086,256	54,943
The Chubb Corp.	826,351	40,813
The Travelers Companies, Inc.	1,373,911	69,273
Torchmark Corp.	194,166	8,273
Unum Group	777,447	17,516
XL Capital Ltd. Class A	802,849	13,929
		575,646
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	274,824	3,345
AvalonBay Communities, Inc. (c)	187,510	12,081
Boston Properties, Inc. (c)	325,075	19,693
Equity Residential (SBI) (c)	642,668	17,551
HCP, Inc.	675,824	19,247
Health Care REIT, Inc. (c)	260,802	11,139
Host Hotels & Resorts, Inc. (c)	1,410,939	14,067
Kimco Realty Corp. (c)	759,585	9,533
Plum Creek Timber Co., Inc. (c)	382,081	11,573
ProLogis Trust	1,038,742	11,551
Public Storage	294,348	20,766
Simon Property Group, Inc.	651,761	41,465
Ventas, Inc. (c)	367,304	14,402
Vornado Realty Trust (c)	372,536	21,428
		227,841
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	555,289	6,575
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,223,856	16,057
People's United Financial, Inc.	817,379	13,127
		29,184
TOTAL FINANCIALS		3,239,116
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.3%
Biotechnology - 1.7%
Amgen, Inc. (a)	2,375,875	$ 141,935
Biogen Idec, Inc. (a)	677,201	34,002
Celgene Corp. (a)	1,080,225	56,355
Cephalon, Inc. (a)(c)	173,272	9,864
Genzyme Corp. (a)	633,092	35,270
Gilead Sciences, Inc. (a)	2,127,166	95,850
		373,276
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	1,419,893	80,820
Becton, Dickinson & Co.	562,147	39,137
Boston Scientific Corp. (a)	3,535,296	41,540
C. R. Bard, Inc. (c)	233,046	18,779
DENTSPLY International, Inc.	348,574	11,750
Hospira, Inc. (a)	376,613	14,722
Intuitive Surgical, Inc. (a)(c)	88,837	19,785
Medtronic, Inc.	2,624,296	100,511
St. Jude Medical, Inc. (a)	812,840	31,327
Stryker Corp.	559,229	23,186
Varian Medical Systems, Inc. (a)(c)	294,198	12,671
Zimmer Holdings, Inc. (a)	504,798	23,902
		418,130
Health Care Providers & Services - 2.1%
Aetna, Inc.	1,048,802	29,891
AmerisourceBergen Corp.	708,714	15,103
Cardinal Health, Inc.	845,011	29,220
CIGNA Corp. (c)	640,161	18,840
Coventry Health Care, Inc. (a)(c)	348,349	7,604
DaVita, Inc. (a)	242,685	12,549
Express Scripts, Inc. (a)	636,394	45,960
Humana, Inc. (a)(c)	398,069	14,211
Laboratory Corp. of America Holdings (a)(c)	254,163	17,738
McKesson Corp.	636,974	36,218
Medco Health Solutions, Inc. (a)	1,132,047	62,512
Patterson Companies, Inc. (a)(c)	214,667	5,845
Quest Diagnostics, Inc. (c)	352,383	19,015
Tenet Healthcare Corp. (a)	979,899	4,566
UnitedHealth Group, Inc.	2,791,592	78,165
WellPoint, Inc. (a)	1,137,369	60,110
		457,547
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.0%
IMS Health, Inc.	426,569	$ 5,912
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	409,929	18,254
Millipore Corp. (a)	130,091	8,616
PerkinElmer, Inc. (c)	273,589	4,993
Thermo Fisher Scientific, Inc. (a)	981,712	44,383
Waters Corp. (a)(c)	226,245	11,376
		87,622
Pharmaceuticals - 7.1%
Abbott Laboratories	3,626,944	164,047
Allergan, Inc.	721,681	40,356
Bristol-Myers Squibb Co.	4,648,815	102,878
Eli Lilly & Co.	2,372,971	79,400
Forest Laboratories, Inc. (a)	707,847	20,719
Johnson & Johnson	6,466,872	390,858
King Pharmaceuticals, Inc. (a)	581,938	6,041
Merck & Co., Inc.	4,948,708	160,487
Mylan, Inc. (a)(c)	715,886	10,502
Pfizer, Inc.	15,836,424	264,468
Schering-Plough Corp.	3,821,442	107,688
Watson Pharmaceuticals, Inc. (a)(c)	247,385	8,730
Wyeth	3,129,649	149,754
		1,505,928
TOTAL HEALTH CARE		2,848,415
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	903,575	53,483
Goodrich Corp.	290,670	16,033
Honeywell International, Inc.	1,745,695	64,172
ITT Corp.	427,125	21,390
L-3 Communications Holdings, Inc.	273,531	20,351
Lockheed Martin Corp.	766,626	57,482
Northrop Grumman Corp.	759,130	37,053
Precision Castparts Corp.	328,698	30,004
Raytheon Co.	924,821	43,633
Rockwell Collins, Inc.	371,703	17,113
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	1,704,271	$ 84,651
United Technologies Corp.	2,210,807	131,234
		576,599
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	397,911	22,386
Expeditors International of Washington, Inc. (c)	498,339	16,276
FedEx Corp.	730,706	50,207
United Parcel Service, Inc. Class B	2,335,198	124,840
		213,709
Airlines - 0.1%
Southwest Airlines Co.	1,738,573	14,222
Building Products - 0.1%
Masco Corp.	843,219	12,210
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	264,577	8,175
Cintas Corp. (c)	308,374	8,462
Iron Mountain, Inc. (a)(c)	422,688	12,381
Pitney Bowes, Inc.	484,362	10,825
R.R. Donnelley & Sons Co.	481,638	8,592
Republic Services, Inc.	755,640	19,352
Stericycle, Inc. (a)(c)	199,292	9,869
Waste Management, Inc.	1,154,650	34,559
		112,215
Construction & Engineering - 0.2%
Fluor Corp.	422,053	22,327
Jacobs Engineering Group, Inc. (a)(c)	289,725	12,742
Quanta Services, Inc. (a)	457,574	10,122
		45,191
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	390,694	12,600
Emerson Electric Co.	1,763,511	65,021
Rockwell Automation, Inc.	332,847	13,930
		91,551
Industrial Conglomerates - 2.2%
3M Co.	1,629,609	117,495
General Electric Co.	24,852,035	345,443
Textron, Inc.	630,809	9,689
		472,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Caterpillar, Inc. (c)	1,412,116	$ 63,983
Cummins, Inc.	473,631	21,465
Danaher Corp.	598,434	36,331
Deere & Co.	992,131	43,257
Dover Corp.	436,548	15,100
Eaton Corp.	388,636	20,967
Flowserve Corp.	131,489	11,341
Illinois Tool Works, Inc.	902,302	37,734
PACCAR, Inc.	852,328	30,829
Pall Corp.	276,766	8,228
Parker Hannifin Corp.	376,691	18,330
		307,565
Professional Services - 0.2%
Dun & Bradstreet Corp.	124,789	9,115
Equifax, Inc.	296,254	8,188
Monster Worldwide, Inc. (a)(c)	295,812	4,798
Robert Half International, Inc.	358,618	9,428
		31,529
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	653,448	54,249
CSX Corp.	918,695	39,045
Norfolk Southern Corp.	861,378	39,511
Ryder System, Inc.	131,164	4,984
Union Pacific Corp.	1,183,054	70,758
		208,547
Trading Companies & Distributors - 0.1%
Fastenal Co.	303,263	10,978
W.W. Grainger, Inc.	146,043	12,774
		23,752
TOTAL INDUSTRIALS		2,109,717
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.6%
Ciena Corp. (a)(c)	213,913	2,866
Cisco Systems, Inc. (a)	13,536,292	292,384
Harris Corp.	310,700	10,791
JDS Uniphase Corp. (a)	517,376	3,554
Juniper Networks, Inc. (a)(c)	1,227,775	28,325
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.	5,379,910	$ 38,628
QUALCOMM, Inc.	3,884,077	180,299
Tellabs, Inc. (a)	928,803	5,889
		562,736
Computers & Peripherals - 5.6%
Apple, Inc. (a)	2,093,638	352,171
Dell, Inc. (a)	4,081,240	64,606
EMC Corp. (a)	4,724,195	75,115
Hewlett-Packard Co.	5,600,175	251,392
International Business Machines Corp.	3,101,106	366,086
Lexmark International, Inc. Class A (a)(c)	183,243	3,452
NetApp, Inc. (a)(c)	776,201	17,659
QLogic Corp. (a)(c)	278,882	4,409
SanDisk Corp. (a)(c)	532,394	9,423
Sun Microsystems, Inc. (a)	1,751,336	16,252
Teradata Corp. (a)	405,300	10,915
Western Digital Corp. (a)	522,429	17,909
		1,189,389
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc.	805,797	20,693
Amphenol Corp. Class A	401,989	14,054
Corning, Inc.	3,646,693	54,992
FLIR Systems, Inc. (a)	352,603	8,117
Jabil Circuit, Inc.	501,682	5,493
Molex, Inc. (c)	325,320	5,924
		109,273
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(c)	405,590	7,155
eBay, Inc. (a)	2,536,316	56,154
Google, Inc. Class A (a)	563,509	260,155
VeriSign, Inc. (a)(c)	452,550	9,590
Yahoo!, Inc. (a)	3,273,613	47,827
		380,881
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	229,040	10,261
Automatic Data Processing, Inc.	1,177,273	45,148
Cognizant Technology Solutions Corp. Class A (a)	685,558	23,912
Computer Sciences Corp. (a)	355,548	17,369
Convergys Corp. (a)	287,901	3,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	448,845	$ 11,024
Fiserv, Inc. (a)(c)	365,162	17,619
MasterCard, Inc. Class A (c)	170,016	34,450
Paychex, Inc. (c)	753,648	21,321
The Western Union Co.	1,645,811	29,690
Total System Services, Inc.	462,704	7,061
		220,976
Office Electronics - 0.1%
Xerox Corp.	2,029,517	17,555
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(c)	1,315,503	5,736
Altera Corp. (c)	688,624	13,228
Analog Devices, Inc.	683,514	19,309
Applied Materials, Inc.	3,128,419	41,233
Broadcom Corp. Class A (a)	1,003,111	28,539
Intel Corp.	13,107,100	266,336
KLA-Tencor Corp.	398,696	12,439
Linear Technology Corp.	521,619	13,859
LSI Corp. (a)	1,522,814	7,934
MEMC Electronic Materials, Inc. (a)	524,492	8,366
Microchip Technology, Inc.	429,158	11,394
Micron Technology, Inc. (a)(c)	1,987,126	14,645
National Semiconductor Corp. (c)	458,039	6,948
Novellus Systems, Inc. (a)	229,186	4,391
NVIDIA Corp. (a)(c)	1,281,844	18,612
Teradyne, Inc. (a)(c)	406,255	3,352
Texas Instruments, Inc.	2,988,590	73,489
Xilinx, Inc.	646,627	14,381
		564,191
Software - 4.0%
Adobe Systems, Inc. (a)(c)	1,229,127	38,619
Autodesk, Inc. (a)	536,039	12,559
BMC Software, Inc. (a)	433,986	15,472
CA, Inc.	925,396	20,627
Citrix Systems, Inc. (a)(c)	424,702	15,153
Compuware Corp. (a)	567,862	4,094
Electronic Arts, Inc. (a)(c)	757,923	13,809
Intuit, Inc. (a)	758,179	21,055
McAfee, Inc. (a)(c)	364,635	14,505
Microsoft Corp.	17,962,146	442,767
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Novell, Inc. (a)	810,106	$ 3,524
Oracle Corp.	8,888,408	194,389
Red Hat, Inc. (a)(c)	443,453	10,182
Salesforce.com, Inc. (a)(c)	249,257	12,929
Symantec Corp. (a)	1,919,318	29,020
		848,704
TOTAL INFORMATION TECHNOLOGY		3,893,705
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	492,436	36,947
CF Industries Holdings, Inc.	113,591	9,276
Dow Chemical Co. (c)	2,683,893	57,140
E.I. du Pont de Nemours & Co.	2,120,563	67,710
Eastman Chemical Co.	170,483	8,892
Ecolab, Inc.	394,046	16,664
FMC Corp.	170,555	8,135
International Flavors & Fragrances, Inc. (c)	184,680	6,578
Monsanto Co.	1,280,786	107,432
PPG Industries, Inc.	386,062	21,388
Praxair, Inc.	721,576	55,287
Sigma Aldrich Corp.	286,524	14,555
		410,004
Construction Materials - 0.1%
Vulcan Materials Co. (c)	285,991	14,311
Containers & Packaging - 0.2%
Ball Corp.	220,568	10,689
Bemis Co., Inc.	252,577	6,716
Owens-Illinois, Inc. (a)	394,941	13,404
Pactiv Corp. (a)	309,625	7,694
Sealed Air Corp.	372,227	7,039
		45,542
Metals & Mining - 0.9%
AK Steel Holding Corp.	256,453	5,211
Alcoa, Inc. (c)	2,286,469	27,552
Allegheny Technologies, Inc. (c)	230,033	6,986
Freeport-McMoRan Copper & Gold, Inc. (c)	966,323	60,859
Newmont Mining Corp.	1,148,600	46,162
Nucor Corp. (c)	737,511	32,849
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (c)	199,763	$ 1,642
United States Steel Corp. (c)	336,390	14,727
		195,988
Paper & Forest Products - 0.3%
International Paper Co.	1,014,320	23,279
MeadWestvaco Corp.	401,537	8,814
Weyerhaeuser Co.	496,021	18,546
		50,639
TOTAL MATERIALS		716,484
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	13,846,354	360,698
CenturyTel, Inc.	695,403	22,413
Frontier Communications Corp.	733,052	5,212
Qwest Communications International, Inc. (c)	3,471,834	12,464
Verizon Communications, Inc.	6,666,372	206,924
Windstream Corp.	1,024,989	8,784
		616,495
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	933,326	29,540
MetroPCS Communications, Inc. (a)(c)	594,325	4,731
Sprint Nextel Corp. (a)(c)	6,738,447	24,663
		58,934
TOTAL TELECOMMUNICATION SERVICES		675,429
UTILITIES - 3.8%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	397,553	10,499
American Electric Power Co., Inc.	1,118,881	35,166
Duke Energy Corp.	3,020,659	46,790
Edison International	764,626	25,546
Entergy Corp.	460,222	36,358
Exelon Corp.	1,545,993	77,331
FirstEnergy Corp.	715,398	32,286
FPL Group, Inc.	964,065	54,161
Northeast Utilities	410,999	9,778
Pepco Holdings, Inc.	516,283	7,398
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	237,226	$ 7,807
PPL Corp.	882,525	25,946
Progress Energy, Inc.	654,859	25,887
Southern Co.	1,836,248	57,291
		452,244
Gas Utilities - 0.2%
EQT Corp.	307,195	12,186
Nicor, Inc. (c)	106,112	3,843
Questar Corp.	408,479	13,790
		29,819
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (c)	1,564,554	21,387
Constellation Energy Group, Inc.	467,471	14,795
Dynegy, Inc. Class A (a)	1,188,757	2,259
		38,441
Multi-Utilities - 1.3%
Ameren Corp.	501,191	13,517
CenterPoint Energy, Inc.	819,613	10,163
CMS Energy Corp. (c)	532,336	7,139
Consolidated Edison, Inc.	643,977	25,881
Dominion Resources, Inc.	1,384,541	45,801
DTE Energy Co.	384,593	13,376
Integrys Energy Group, Inc.	179,358	6,157
NiSource, Inc.	644,425	8,513
PG&E Corp.	864,492	35,090
Public Service Enterprise Group, Inc.	1,187,467	37,607
SCANA Corp.	285,898	9,915
Sempra Energy	573,315	28,763
TECO Energy, Inc.	499,590	6,655
Wisconsin Energy Corp.	274,380	12,476
Xcel Energy, Inc. (c)	1,069,368	21,120
		282,173
TOTAL UTILITIES		802,677
TOTAL COMMON STOCKS (Cost $19,674,797)		21,074,228
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.32% to 0.53% 10/22/09 to 7/29/10 (d) (Cost $53,193)	$ 53,300	$ 53,234
Money Market Funds - 7.7%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	164,224,005	164,224
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	1,482,011,958	1,482,012
TOTAL MONEY MARKET FUNDS (Cost $1,646,236)		1,646,236
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $21,374,226)		22,773,698
NET OTHER ASSETS - (6.7)%		(1,434,381)
NET ASSETS - 100%		$ 21,339,317
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,044 CME S&P 500 Index Contracts	Sept. 2009	$ 266,142	$ 12,006

The face value of futures purchased as a percentage of net assets - 1.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,530,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 869
Fidelity Securities Lending Cash Central Fund	10,737
Total	$ 11,606
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,913,343	$ 1,913,343	$ -	$ -
Consumer Staples	2,419,158	2,419,158	-	-
Energy	2,456,184	2,456,184	-	-
Financials	3,239,116	3,239,116	-	-
Health Care	2,848,415	2,848,415	-	-
Industrials	2,109,717	2,109,717	-	-
Information Technology	3,893,705	3,893,705	-	-
Materials	716,484	716,484	-	-
Telecommunication Services	675,429	675,429	-	-
Utilities	802,677	802,677	-	-
Money Market Funds	1,646,236	1,646,236	-	-
U.S. Government and Government Agency Obligations	53,234	-	53,234	-
Total Investments in Securities:	$ 22,773,698	$ 22,720,464	$ 53,234	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 12,006	$ 12,006	$ -	$ -
Total Derivative Instruments:	$ 12,006	$ 12,006	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of August 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Equity Risk
Futures Contracts	$ 12,006	$ -
Total Value of Derivatives (a)	$ 12,006	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At February 28, 2009, the fund had a capital loss carryforward of approximately $672,521,000 all of which will expire on February 28, 2017.
The fund intends to elect to defer to its fiscal year ending February 28, 2010 approximately $180,592,000 of losses recognized during the period November 1, 2008 to February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,416,314) - See accompanying schedule: Unaffiliated issuers (cost $19,727,990)	$ 21,127,462
Fidelity Central Funds (cost $1,646,236)	1,646,236
Total Investments (cost $21,374,226)		$ 22,773,698
Receivable for investments sold		2,033
Receivable for fund shares sold		19,423
Dividends receivable		51,412
Distributions receivable from Fidelity Central Funds		519
Other receivables		399
Total assets		22,847,484

Liabilities
Payable for fund shares redeemed	$ 22,097
Accrued management fee	1,229
Payable for daily variation on futures contracts	2,031
Other affiliated payables	400
Other payables and accrued expenses	398
Collateral on securities loaned, at value	1,482,012
Total liabilities		1,508,167

Net Assets		$ 21,339,317
Net Assets consist of:
Paid in capital		$ 20,665,957
Undistributed net investment income		75,211
Accumulated undistributed net realized gain (loss) on investments		(813,329)
Net unrealized appreciation (depreciation) on investments		1,411,478
Net Assets		$ 21,339,317

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2009 (Unaudited)
Investor Class: Net Asset Value, offering price and redemption price per share ($16,113,540 ÷ 445,047 shares)	$ 36.21

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,225,777 ÷ 144,327 shares)	$ 36.21

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)

Investment Income
Dividends		$ 212,642
Interest		164
Income from Fidelity Central Funds		11,606
Total income		224,412

Expenses
Management fee	$ 6,481
Transfer agent fees	2,104
Independent trustees' compensation	70
Miscellaneous	28
Total expenses before reductions	8,683
Expense reductions	(7)	8,676
Net investment income (loss)		215,736
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,318
Futures contracts	78,279
Total net realized gain (loss)		79,597
Change in net unrealized appreciation (depreciation) on: Investment securities	5,761,149
Futures contracts	60,432
Total change in net unrealized appreciation (depreciation)		5,821,581
Net gain (loss)		5,901,178
Net increase (decrease) in net assets resulting from operations		$ 6,116,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2009 (Unaudited)	Year ended February 28, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,736	$ 541,491
Net realized gain (loss)	79,597	(592,403)
Change in net unrealized appreciation (depreciation)	5,821,581	(11,425,710)
Net increase (decrease) in net assets resulting from operations	6,116,914	(11,476,622)
Distributions to shareholders from net investment income	(238,586)	(543,362)
Share transactions - net increase (decrease)	431,235	644,162
Total increase (decrease) in net assets	6,309,563	(11,375,822)

Net Assets
Beginning of period	15,029,754	26,405,576
End of period (including undistributed net investment income of $75,211 and undistributed net investment income of $98,061, respectively)	$ 21,339,317	$ 15,029,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 26.10	$ 47.20	$ 49.94	$ 45.45	$ 42.68	$ 40.67
Income from Investment Operations
Net investment income (loss) D	.37	.95	.99	.88	.77	.77 G
Net realized and unrealized gain (loss)	10.15	(21.09)	(2.71)	4.47	2.75	1.98
Total from investment operations	10.52	(20.14)	(1.72)	5.35	3.52	2.75
Distributions from net investment income	(.41)	(.96)	(.97)	(.86)	(.75)	(.74)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	(.41)	(.96)	(1.02)	(.86)	(.75)	(.74)
Net asset value, end of period	$ 36.21	$ 26.10	$ 47.20	$ 49.94	$ 45.45	$ 42.68
Total Return B,C	40.61%	(43.35)%	(3.66)%	11.90%	8.36%	6.85%
Ratios to Average Net Assets E,H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.40%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.14%
Expenses net of all reductions	.10% A	.10%	.09%	.09%	.09%	.14%
Net investment income (loss)	2.32% A	2.36%	1.90%	1.87%	1.79%	1.91% G
Supplemental Data
Net assets, end of period (in millions)	$ 16,114	$ 11,363	$ 20,102	$ 22,206	$ 20,619	$ 21,133
Portfolio turnover rate F	4% A	8%	7%	7%	6%	5%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.61%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended August 31, 2009

Years ended February 28,

(Unaudited)

2009

2008 I

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 26.11	$ 47.20	$ 49.94	$ 45.45	$ 42.01
Income from Investment Operations
Net investment income (loss) D	.37	.96	1.00	.90	.33
Net realized and unrealized gain (loss)	10.15	(21.08)	(2.70)	4.46	3.33
Total from investment operations	10.52	(20.12)	(1.70)	5.36	3.66
Distributions from net investment income	(.42)	(.97)	(.99)	(.87)	(.22)
Distributions from net realized gain	-	-	(.05)	-	-
Total distributions	(.42)	(.97)	(1.04)	(.87)	(.22)
Net asset value, end of period	$ 36.21	$ 26.11	$ 47.20	$ 49.94	$ 45.45
Total Return B,C	40.58%	(43.31)%	(3.63)%	11.93%	8.73%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.06%	.06%	.07% A
Net investment income (loss)	2.35% A	2.39%	1.92%	1.89%	1.96% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,226	$ 3,667	$ 6,304	$ 5,088	$ 3,425
Portfolio turnover rate F	4% A	8%	7%	7%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 14, 2005 (commencement of sale of shares) to February 28, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan U.S. Equity Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, October 9, 2009, have been

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of August 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,025,924
Unrealized depreciation	(4,727,972)
Net unrealized appreciation (depreciation)	$ 1,297,952

Cost for federal income tax purposes	$ 21,475,746

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives. While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 78,279	$ 60,432
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 78,279	$ 60,432

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $78,279 for futures contracts, and

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $60,432 for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $980,074 and $395,074, respectively.

Securities delivered through in-kind redemptions aggregated $111,893. Realized gain (loss) of $63,538 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations as realized gain or loss on investment securities and is not taxable to the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $10,737.

9. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent fee by $7.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2009	Year ended February 28, 2009
From net investment income
Investor Class	$ 180,139	$ 409,107
Fidelity Advantage Class	58,447	134,255
Total	$ 238,586	$ 543,362

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2009	Year ended February 28, 2009	Six months ended August 31, 2009	Year ended February 28, 2009
Investor Class
Shares sold	56,592	115,795	$ 1,766,391	$ 4,429,126
Reinvestment of distributions	5,886	10,263	178,992	406,488
Shares redeemed	(52,713)	(116,692)	(1,640,907)	(4,609,235)
Net increase (decrease)	9,765	9,366	$ 304,476	$ 226,379
Fidelity Advantage Class
Shares sold	21,574	41,842	$ 665,402	$ 1,763,608
Reinvestment of distributions	1,867	3,283	56,754	130,209
Shares redeemed	(19,584)	(38,214)	(595,397)	(1,476,034)
Net increase (decrease)	3,857	6,911	$ 126,759	$ 417,783

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Equity Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Spartan U.S. Equity Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also stated that the investment performance of Investor Class of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Investor Class compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

The Board reviewed the year-to-date performance of Investor Class through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 0% means that 100% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Spartan U.S. Equity Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all class-level expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all class-level expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

UEI-USAN-1009
1.790946.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2009